UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-22487

                             DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

                             New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

                             New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2014

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

I am very pleased to tell you that the db X-trackers exchange-traded funds were renamed Deutsche X-trackers exchange-traded funds effective August 11, 2014, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of investment capabilities. Your investment in the Deutsche X-trackers exchange-traded funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note the new Web address for the Deutsche X-trackers exchange-traded funds. The former dbxus.com is now deutsche-etfs.com.

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Sincerely,

s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 3.78%, compared to an increase of 3.95% for the MSCI ACWI ex US Dollar Hedged Index and a decrease of 3.94% for the MSCI ACWI ex USA Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
Six Month	3.78%	3.44%	3.95%	-3.94%
Since Inception[1]	6.32%	6.92%	6.24%	0.03%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.40%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity performance of developed and emerging stock markets (excluding the United States). The MSCI ACWI ex USA Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI ACWI ex USA Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

2

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of a $10,000 Investment in DBAW2 as 11/30/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 11/30/14

Financial	27.1%
Consumer, Non-cyclical	19.6%
Consumer, Cyclical	10.7%
Industrial	10.2%
Communications	8.6%
Energy	7.4%
Basic Materials	7.1%
Technology	4.7%
Utilities	3.8%
Diversified	0.8%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.1%
HSBC Holdings PLC	1.0%
Toyota Motor Corp.	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	0.9%
Royal Bank of Canada	0.8%
Royal Dutch Shell PLC, Class A	0.7%
Bayer AG	0.7%
SABMiller PLC	0.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 26.

Country Breakdown* as of 11/30/14

Japan	14.6%
United Kingdom	13.2%
Canada	7.6%
Switzerland	7.2%
France	6.8%
Germany	6.4%
Australia	5.3%
China	3.8%
South Korea	3.2%
Hong Kong	3.1%
Netherlands	3.1%
Spain	2.6%
Brazil	2.2%
Taiwan	2.2%
Sweden	2.0%
Other	16.7%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

3

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-US currencies.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 3.55%, compared to an increase of 3.53% for the MSCI Asia Pacific ex-Japan US Dollar Hedged Index and a decrease of 0.26% for the MSCI Asia Pacific ex-Japan Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Asia Pacific ex- Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	5.61%	3.66%	5.56%	3.72%
Since Inception[1]	8.26%	7.99%	8.12%	6.35%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Asia Pacific ex- Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
Six Month	3.55%	2.67%	3.53%	-0.26%
One Year	5.61%	3.66%	5.56%	3.72%
Since Inception[1]	9.70%	9.38%	9.55%	7.45%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.60%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Asia Pacific Ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity performance of non-Japanese Asian stocks. The MSCI Asia Pacific Ex-Japan US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Asia Pacific Ex-Japan Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

4

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) (Continued)

Growth of a $10,000 Investment in DBAP2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 11/30/14

Financial	36.1%
Technology	11.6%
Consumer, Non-cyclical	9.6%
Communications	8.6%
Industrial	8.0%
Consumer, Cyclical	7.2%
Basic Materials	6.6%
Energy	5.6%
Utilities	4.1%
Diversified	2.6%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Commonwealth Bank of Australia	2.8%
Hon Hai Precision Industry Co. Ltd., GDR	2.6%
Samsung Electronics Co. Ltd.	2.5%
Westpac Banking Corp.	2.0%
BHP Billiton Ltd.	1.9%
AIA Group Ltd.	1.9%
China Mobile Ltd.	1.9%
Tencent Holdings Ltd.	1.8%
Australia & New Zealand Banking Group Ltd.	1.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 45.

Country Breakdown* as of 11/30/14

Australia	23.2%
China	16.3%
South Korea	13.7%
Hong Kong	13.5%
Taiwan	10.2%
India	5.5%
Malaysia	4.8%
Singapore	4.7%
Indonesia	3.0%
Thailand	2.1%
Philippines	1.4%
New Zealand	1.0%
Macau	0.5%
Ireland	0.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

5

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 0.83%, compared to an increase of 1.28% for the MSCI Brazil US Dollar Hedged Index and a decrease of 7.73% for the MSCI Brazil Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	-7.74%	-8.34%	-6.88%	-7.75%
Since Inception[1]	-6.52%	-6.45%	-4.76%	-11.38%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
Six Month	0.83%	0.07%	1.28%	-7.73%
One Year	-7.74%	-8.34%	-6.88%	-7.75%
Since Inception[1]	-20.94%	-20.71%	-15.61%	-34.34%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.60%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Brazil Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Brazil. The MSCI Brazil US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Brazil Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR) (Continued)

Growth of a $10,000 Investment in DBBR2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 11/30/14

Financial	32.7%
Consumer, Non-cyclical	26.8%
Basic Materials	13.0%
Energy	9.6%
Utilities	4.6%
Diversified	3.4%
Communications	3.4%
Industrial	3.2%
Consumer, Cyclical	2.9%
Technology	0.4%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Itau Unibanco Holding SA, Preferred Stock	10.9%
Banco Bradesco SA, Preferred Stock	8.5%
Ambev SA	8.1%
Petroleo Brasileiro SA, Preferred Stock	5.5%
BRF SA	4.4%
Vale SA, Preferred Stock	3.9%
Petroleo Brasileiro SA	3.7%
Itausa — Investimentos Itau SA, Preferred Stock	3.4%
Cielo SA	3.2%
Vale SA	3.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 52.

7

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. The Index includes securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 4.09%, compared to an increase of 4.12% for the MSCI EAFE US Dollar Hedged Index and a decrease of 5.07% for the MSCI EAFE Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	8.38%	7.75%	8.64%	-0.02%
Since Inception[1]	10.46%	10.57%	10.91%	5.46%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
Six Month	4.09%	3.70%	4.12%	-5.07%
One Year	8.38%	7.75%	8.64%	-0.02%
Since Inception[1]	41.41%	41.87%	43.39%	20.34%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.35%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EAFE Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

8

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of a $10,000 Investment in DBEF2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 11/30/14

Financial	25.9%
Consumer, Non-cyclical	23.9%
Consumer, Cyclical	12.2%
Industrial	11.6%
Communications	7.8%
Basic Materials	6.5%
Energy	5.4%
Utilities	4.1%
Technology	2.1%
Diversified	0.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Nestle SA	1.9%
Novartis AG	1.7%
Roche Holding AG	1.6%
HSBC Holdings PLC	1.5%
Toyota Motor Corp.	1.3%
Royal Dutch Shell PLC, Class A	1.0%
Bayer AG	0.9%
BP PLC	0.9%
Total SA	0.9%
Sanofi	0.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 54.

Country Breakdown* as of 11/30/14

Japan	22.2%
United Kingdom	17.8%
Switzerland	9.9%
France	9.6%
Germany	9.1%
Australia	7.2%
Netherlands	4.4%
Spain	3.5%
Sweden	3.0%
Hong Kong	3.0%
Italy	2.1%
Singapore	1.6%
Denmark	1.5%
Belgium	1.3%
Finland	0.9%
Ireland	0.8%
Norway	0.7%
Israel	0.5%
Luxembourg	0.3%
Austria	0.2%
Other	0.4%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

9

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. The Index includes securities from the following 23 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 3.45%, compared to an increase of 3.94% for the MSCI EM US Dollar Hedged Index and a decrease of 0.82% for the MSCI EM Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	3.10%	2.06%	3.63%	1.06%
Since Inception[1]	-0.73%	-0.58%	1.81%	-1.24%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
Six Month	3.45%	3.90%	3.94%	-0.82%
One Year	3.10%	2.06%	3.63%	1.03%
Since Inception[1]	-2.50%	-1.99%	6.43%	-4.26%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.65%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity performance in the global emerging markets. The MSCI EM US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EM Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

10

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of a $10,000 Investment in DBEM2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 11/30/14

Financial	26.8%
Technology	12.7%
Communications	12.2%
Consumer, Non-cyclical	10.5%
Energy	9.3%
Consumer, Cyclical	8.4%
Industrial	7.8%
Basic Materials	7.4%
Utilities	3.4%
Diversified	1.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Samsung Electronics Co. Ltd.	2.7%
Hon Hai Precision Industry Co. Ltd., GDR	2.5%
China Mobile Ltd.	1.8%
MTN Group Ltd., ADR	1.6%
Advanced Semiconductor Engineering, Inc., ADR	1.4%
China Construction Bank Corp., Class H	1.4%
Itau Unibanco Holding SA, Preferred Stock	1.3%
Tencent Holdings Ltd.	1.3%
Reliance Industries Ltd., GDR, 144A	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 72.

Country Breakdown* as of 11/30/14

China	18.1%
South Korea	15.4%
Taiwan	11.0%
Brazil	10.7%
India	5.5%
Mexico	5.3%
Malaysia	4.4%
South Africa	4.0%
Russia	3.9%
Hong Kong	3.3%
Poland	3.2%
Indonesia	3.0%
Turkey	2.7%
Thailand	2.5%
Chile	1.9%
Philippines	1.4%
United Arab Emirates	1.0%
Colombia	0.7%
Greece	0.5%
Other	1.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

11

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

The Deutsche X-trackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 0.65%, compared to an increase of 0.84% for the MSCI Europe US Dollar Hedged Index and a decrease of 7.14% for the MSCI Europe Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	7.61%	6.90%	7.94%	0.24%
Since Inception[1]	10.85%	10.98%	11.25%	4.92%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
Six Month	0.65%	0.36%	0.84%	-7.14%
One Year	7.61%	6.90%	7.94%	0.24%
Since Inception[1]	12.78%	12.93%	13.25%	5.77%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure equity performance in developed markets in Europe. The MSCI Europe US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Europe Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

12

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of a $10,000 Investment in DBEU2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 11/30/14

Consumer, Non-cyclical	29.0%
Financial	22.9%
Industrial	9.4%
Consumer, Cyclical	8.9%
Communications	8.4%
Energy	7.8%
Basic Materials	6.8%
Utilities	4.3%
Technology	2.3%
Diversified	0.2%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Nestle SA	2.8%
Novartis AG	2.6%
Roche Holding AG	2.4%
HSBC Holdings PLC	2.2%
Royal Dutch Shell PLC, Class A	1.5%
Bayer AG	1.4%
BP PLC	1.4%
Total SA	1.4%
Sanofi	1.3%
GlaxoSmithKline PLC	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 82.

Country Breakdown* as of 11/30/14

United Kingdom	27.6%
Switzerland	15.1%
France	14.5%
Germany	13.8%
Netherlands	6.7%
Spain	5.4%
Sweden	4.6%
Italy	3.3%
Denmark	2.3%
Belgium	1.9%
Finland	1.4%
Ireland	1.2%
Norway	0.9%
Luxembourg	0.5%
Austria	0.3%
Portugal	0.2%
Channel Islands	0.2%
Other	0.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

13

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

The Deutsche X-trackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Euro.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 0.60%, compared to an increase of 0.81% for the MSCI Germany US Dollar Hedged Index and a decrease of 8.03% for the MSCI Germany Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
One Year	5.32%	4.99%	5.56%	-3.60%
Since Inception[1]	4.70%	4.59%	5.12%	2.22%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
Six Month	0.60%	-0.09%	0.81%	-8.03%
One Year	5.32%	4.99%	5.56%	-3.60%
Since Inception[1]	17.36%	16.93%	18.98%	7.96%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

2 Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indicies through 5/31/13.

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Germany Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Germany. The MSCI Germany US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Germany Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and the Euro.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

14

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of a $10,000 Investment in DBGR3,4 as of 11/30/14

3 Based on Net Asset Value from commencement of operations 6/9/11.

4 Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indicies through 5/31/13.

Sector Breakdown* as of 11/30/14

Consumer, Cyclical	19.4%
Consumer, Non-cyclical	19.1%
Financial	17.5%
Basic Materials	13.3%
Industrial	12.3%
Communications	6.8%
Technology	6.4%
Utilities	4.5%
Diversified	0.7%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Bayer AG	10.3%
Siemens AG	7.8%
BASF SE	6.9%
Daimler AG	6.7%
Allianz SE	6.5%
SAP SE	5.4%
Deutsche Telekom AG	4.5%
Deutsche Bank AG	3.7%
Bayerische Motoren Werke AG	3.1%
Volkswagen AG	3.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 92.

15

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Deutsche X-trackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 17.56%, compared to an increase of 17.76% for the MSCI Japan US Dollar Hedged Index and a increase of 1.78% for the MSCI Japan Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	12.33%	11.73%	12.66%	-1.85%
Since Inception[1]	17.33%	17.28%	18.06%	6.38%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
Six Month	17.56%	16.75%	17.76%	1.78%
One Year	12.33%	11.73%	12.66%	-1.85%
Since Inception[1]	74.43%	74.18%	78.25%	24.05%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Japan. The MSCI Japan US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Japan Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Japanese Yen.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

16

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of a $10,000 Investment in DBJP2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 11/30/14

Consumer, Cyclical	27.1%
Industrial	21.4%
Financial	18.7%
Consumer, Non-cyclical	13.2%
Communications	6.9%
Basic Materials	5.5%
Technology	3.9%
Utilities	2.4%
Energy	0.9%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Toyota Motor Corp.	6.2%
Mitsubishi UFJ Financial Group, Inc.	2.7%
SoftBank Corp.	2.4%
Honda Motor Co. Ltd.	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.8%
Mizuho Financial Group, Inc.	1.5%
KDDI Corp.	1.4%
Hitachi Ltd.	1.4%
Canon, Inc.	1.3%
Japan Tobacco, Inc.	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 94.

17

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 5.68%, compared to an increase of 5.93% for the MSCI Mexico IMI 25/50 US Dollar Hedged Index and a decrease of 0.66% for the MSCI Mexico IMI 25/50 Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
Six Month	5.68%	5.77%	5.93%	-0.66%
Since Inception	2.68%	3.44%	3.11%	1.12%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.50%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Mexico IMI 25/50 Index is designed to measure equity performance in Mexican market. The MSCI Mexico IMI 25/50 US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Mexico IMI 25/50 Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

18

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX) (Continued)

Growth of a $10,000 Investment in DBMX2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 11/30/14

Communications	25.5%
Financial	20.3%
Consumer, Non-cyclical	18.7%
Industrial	11.8%
Consumer, Cyclical	9.4%
Basic Materials	8.8%
Diversified	5.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
America Movil SAB de CV, Series L	17.2%
Grupo Televisa SAB, Series CPO	7.7%
Fomento Economico Mexicano SAB de CV	7.6%
Cemex SAB de CV	6.0%
Grupo Financiero Banorte SAB de CV, Class O	5.6%
Grupo Mexico SAB de CV, Series B	4.5%
Wal-Mart de Mexico SAB de CV, Series V	4.4%
Fibra Uno Administracion SA de CV REIT	3.7%
Alfa SAB de CV, Class A	3.5%
Grupo Financiero Inbursa SAB de CV, Class O	3.0%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 99.

19

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won.

For the six-month period ended November 30, 2014, the Fund’s net asset value decreased 4.54%, compared to a decrease of 4.18% for the MSCI Korea 25/50 US Dollar Hedged Index and a decrease of 11.02% for the MSCI Korea 25/50 Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
Six Month	-4.54%	-4.61%	-4.18%	-11.02%
Since Inception[1]	-4.20%	-4.00%	-2.76%	-4.83%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.58%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Korea 25/50 Index is designed to measure equity performance of the Korean market. The MSCI Korea 20/50 US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Korea 25/50 Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

20

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO) (Continued)

Growth of a $10,000 Investment in DBKO2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 11/30/14

Technology	29.7%
Consumer, Cyclical	19.1%
Financial	15.1%
Industrial	9.6%
Basic Materials	8.0%
Consumer, Non-cyclical	6.8%
Communications	6.7%
Energy	2.2%
Utilities	2.2%
Diversified	0.6%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Samsung Electronics Co. Ltd.	21.2%
Hyundai Motor Co.	4.5%
SK Hynix, Inc.	4.4%
NAVER Corp.	3.4%
Shinhan Financial Group Co. Ltd.	3.4%
POSCO	3.2%
Hyundai Mobis Co. Ltd.	2.7%
KB Financial Group, Inc.	2.4%
Kia Motors Corp.	2.4%
Samsung Electronics Co. Ltd., Preferred Stock	2.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 101.

21

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling.

For the six-month period ended November 30, 2014, the Fund’s net asset value decreased 0.85%, compared to a decrease of 0.56% for the MSCI United Kingdom US Dollar Hedged Index and a decrease of 6.96% for the MSCI United Kingdom Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	3.70%	2.97%	4.31%	-0.11%
Since Inception[1]	5.95%	5.90%	6.57%	3.78%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
Six Month	-0.85%	-1.34%	-0.56%	-6.96%
One Year	3.70%	2.97%	4.31%	-0.11%
Since Inception[1]	6.98%	6.92%	7.71%	4.43%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI United Kingdom Index is a free float-adjusted market capitalization index that is designed to measure equity performance of the United Kingdom markets. The MSCI United Kingdom US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI United Kingdom Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

22

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK) (Continued)

Growth of a $10,000 Investment in DBUK2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 11/30/14

Consumer, Non-cyclical	29.3%
Financial	23.2%
Energy	14.9%
Communications	9.1%
Basic Materials	8.3%
Consumer, Cyclical	6.4%
Utilities	4.4%
Industrial	3.4%
Technology	1.0%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
HSBC Holdings PLC	7.0%
Royal Dutch Shell PLC, Class A	4.8%
BP PLC	4.4%
GlaxoSmithKline PLC	4.1%
British American Tobacco PLC	4.0%
Vodafone Group PLC	3.5%
AstraZeneca PLC	3.5%
Royal Dutch Shell PLC, Class B	3.1%
Diageo PLC	2.9%
Lloyds Banking Group PLC	2.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 103.

23

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended November 30, 2014 (June 1, 2014 to November 30, 2014).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio(1)	June 1, 2014 to November 30, 2014 Per $1,000
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,037.84	0.40%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Actual	$1,000.00	$1,035.53	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$1,009.00	0.60%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,040.90	0.35%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

24

DBX ETF Trust

Fees and expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio(1)	June 1, 2014 to November 30, 2014 Per $1,000
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,034.50	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,006.53	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,005.97	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,175.60	0.45%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$1,056.81	0.50%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$954.56	0.58%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$991.48	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2014 to November 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.4%
Australia — 5.3%
AGL Energy Ltd.	123	$1,372
ALS Ltd.	243	1,042
Alumina Ltd.*	1,247	1,772
Amcor Ltd.	391	4,046
AMP Ltd.	761	3,652
APA Group (a)	264	1,768
Asciano Ltd.	209	1,046
ASX Ltd.	54	1,654
Aurizon Holdings Ltd.	581	2,279
AusNet Services (a)	725	814
Australia & New Zealand Banking Group Ltd.	738	20,045
Bank of Queensland Ltd.	129	1,352
Bendigo and Adelaide Bank Ltd.	105	1,141
BHP Billiton Ltd.	891	23,442
Boral Ltd.	225	936
Brambles Ltd.	604	4,996
Caltex Australia Ltd.	44	1,133
Coca-Cola Amatil Ltd.	232	1,804
Cochlear Ltd.	35	2,071
Commonwealth Bank of Australia	445	30,565
Computershare Ltd.	117	1,150
Crown Resorts Ltd.	126	1,542
CSL Ltd.	137	9,625
Dexus Property Group REIT	338	2,045
Federation Centres REIT	755	1,780
Flight Centre Travel Group Ltd.	26	894
Fortescue Metals Group Ltd.	432	1,081
Goodman Group REIT	729	3,381
GPT Group REIT	639	2,251
Harvey Norman Holdings Ltd.	314	986
Healthscope Ltd.*	200	444
Iluka Resources Ltd.	182	1,061
Incitec Pivot Ltd.	526	1,276
Insurance Australia Group Ltd.	584	3,165
Leighton Holdings Ltd.	40	685
Lend Lease Group (a)	284	3,705
Macquarie Group Ltd.	67	3,331
Metcash Ltd.	558	1,239
Mirvac Group REIT	1,706	2,548
National Australia Bank Ltd.	627	17,393
Newcrest Mining Ltd.*	268	2,358
Novion Property Group REIT	1,194	2,164
Orica Ltd.	117	1,812
Origin Energy Ltd.	314	3,273
Qantas Airways Ltd.*	40	65
QBE Insurance Group Ltd.	342	3,160
Ramsay Health Care Ltd.	62	2,857
REA Group Ltd.	10	386
Rio Tinto Ltd.	124	6,236
Santos Ltd.	271	2,329
Scentre Group REIT*	1,775	5,241
Seek Ltd.	104	1,512
Sonic Healthcare Ltd.	168	2,495
Stockland REIT	924	3,239

	Number of Shares	Value

Australia (Continued)
Suncorp Group Ltd.	357	$4,356
Sydney Airport (a)	524	1,980
Tabcorp Holdings Ltd.	267	927
Tatts Group Ltd.	485	1,407
Telstra Corp. Ltd.	1,231	5,960
Toll Holdings Ltd.	168	806
TPG Telecom Ltd.	138	870
Transurban Group (a)	634	4,483
Treasury Wine Estates Ltd.	281	1,133
Wesfarmers Ltd.*	286	10,079
Westfield Corp. REIT	700	4,938
Westpac Banking Corp.	843	23,348
Woodside Petroleum Ltd.	181	5,506
Woolworths Ltd.	371	9,824
WorleyParsons Ltd.	78	738

		279,994

Austria — 0.2%
Andritz AG	21	1,135
Erste Group Bank AG	98	2,654
Immofinanz AG*	397	1,190
OMV AG	47	1,359
Raiffeisen Bank International AG	25	517
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	945
Voestalpine AG	36	1,495

		9,295

Belgium — 0.9%
Ageas	75	2,682
Anheuser-Busch InBev NV	239	28,072
Belgacom SA	61	2,408
Colruyt SA	13	605
Delhaize Group SA	25	1,828
Groupe Bruxelles Lambert SA	25	2,262
KBC Groep NV*	80	4,576
Solvay SA	18	2,473
Telenet Group Holding NV*	18	1,029
UCB SA	34	2,667
Umicore SA	34	1,382

		49,984

Bermuda — 0.0%
Seadrill Ltd.	135	1,934

Brazil — 1.4%
Ambev SA	1,455	9,526
B2W Cia Digital*	40	444
Banco Bradesco SA	200	2,965
Banco do Brasil SA	273	3,145
Banco Santander Brasil SA	400	2,300
BB Seguridade Participacoes SA	300	3,913
BM&F Bovespa SA	600	2,457
BR Malls Participacoes SA	200	1,434
BRF SA	205	5,289
CCR SA	200	1,372
Centrais Eletricas Brasileiras SA	77	180

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Brazil (Continued)
CETIP SA — Mercados Organizados	100	$1,289
Cia de Saneamento Basico do Estado de Sao Paulo	100	746
Cia Siderurgica Nacional SA	253	596
Cielo SA	200	3,415
Cosan SA Industria e Comercio	72	892
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100	484
Duratex SA	110	359
Embraer SA	200	1,837
Estacio Participacoes SA	100	1,084
Fibria Celulose SA*	94	1,126
Hypermarcas SA*	100	674
JBS SA	205	956
Klabin SA	100	542
Kroton Educacional SA	392	2,731
Lojas Americanas SA	125	636
Lojas Renner SA	100	2,978
M Dias Branco SA	1	38
Natura Cosmeticos SA	25	343
Odontoprev SA	200	750
Petroleo Brasileiro SA	889	4,197
Qualicorp SA*	100	1,080
Raia Drogasil SA	100	948
Souza Cruz SA	130	1,035
Sul America SA	100	493
Tim Participacoes SA	300	1,452
Totvs SA	100	1,380
Ultrapar Participacoes SA	115	2,460
Vale SA	400	3,621
Via Varejo SA*	1	9
WEG SA	130	1,534

		72,710

Canada — 7.5%
Agnico Eagle Mines Ltd.	100	2,333
Alimentation Couche Tard, Inc., Class B	200	7,084
ARC Resources Ltd.	100	2,365
Bank of Montreal	200	14,667
Bank of Nova Scotia	500	30,826
Barrick Gold Corp.	300	3,552
BCE, Inc.	100	4,665
BlackBerry Ltd.*	100	1,036
Bombardier, Inc., Class B	400	1,525
Brookfield Asset Management, Inc., Class A	200	10,055
CAE, Inc.	100	1,324
Cameco Corp.	100	1,859
Canadian Imperial Bank of Commerce	100	9,313
Canadian National Railway Co.	200	14,207
Canadian Natural Resources Ltd.	300	9,959
Canadian Oil Sands Ltd.	100	1,271
Canadian Pacific Railway Ltd.	100	19,288
Canadian Utilities Ltd., Class A	100	3,495
Catamaran Corp.*	100	5,052
Cenovus Energy, Inc.	200	4,490
CGI Group, Inc., Class A*	100	3,645
CI Financial Corp.	100	2,962

	Number of Shares	Value

Canada (Continued)
Crescent Point Energy Corp.	100	$2,596
Dollarama, Inc.	100	4,686
Eldorado Gold Corp.	200	1,247
Enbridge, Inc.	200	9,182
Encana Corp.	200	3,152
Enerplus Corp.	100	1,298
Finning International, Inc.	100	2,219
First Capital Realty, Inc.	100	1,637
First Quantum Minerals Ltd.	200	3,253
Fortis, Inc.	100	3,551
Franco-Nevada Corp.	100	5,003
Goldcorp, Inc.	200	3,918
Great-West Lifeco, Inc.	100	2,962
H&R Real Estate Investment Trust REIT	100	1,988
Husky Energy, Inc.	100	2,115
Imperial Oil Ltd.	100	4,336
Inter Pipeline Ltd.	100	2,853
Kinross Gold Corp.*	300	832
Loblaw Cos. Ltd.	25	1,345
Magna International, Inc.	100	10,695
Manulife Financial Corp.	500	9,956
MEG Energy Corp.*	100	1,624
New Gold, Inc.*	100	399
Open Text Corp.	100	5,920
Pacific Rubiales Energy Corp.	100	966
Pembina Pipeline Corp.	100	3,407
Penn West Petroleum Ltd.	200	712
Peyto Exploration & Development Corp.	100	2,937
Potash Corp. of Saskatchewan, Inc.	200	6,875
Power Corp. of Canada	100	2,836
Power Financial Corp.	100	3,126
PrairieSky Royalty Ltd.	100	3,010
Rogers Communications, Inc., Class B	100	4,003
Royal Bank of Canada	600	43,634
Shaw Communications, Inc., Class B	100	2,700
Silver Wheaton Corp.	100	1,975
SNC-Lavalin Group, Inc.	100	3,780
Sun Life Financial, Inc.	200	7,421
Suncor Energy, Inc.	400	12,631
Talisman Energy, Inc.	300	1,430
Teck Resources Ltd., Class B	200	3,085
TELUS Corp.	100	3,785
Tim Hortons, Inc.	100	8,335
Toronto-Dominion Bank (The)	480	24,187
Tourmaline Oil Corp.*	100	3,323
TransAlta Corp.	100	974
TransCanada Corp.	200	9,523
Turquoise Hill Resources Ltd.*	700	2,277
Yamana Gold, Inc.	200	722

		399,394

Channel Islands — 0.1%
Friends Life Group Ltd.	386	2,226
Randgold Resources Ltd.	25	1,661

		3,887

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Chile — 0.4%
AES Gener SA	161	$88
Aguas Andinas SA, Class A	391	235
Banco de Chile	26,234	3,186
Banco de Credito e Inversiones	16	846
Banco Santander Chile	40,759	2,215
CAP SA	21	144
Cencosud SA	453	1,175
Cia Cervecerias Unidas SA	74	769
Colbun SA	1,881	502
Corpbanca SA	72,281	912
Empresa Nacional de Electricidad SA	662	1,010
Empresas CMPC SA	475	1,187
Empresas Copec SA	164	1,935
Enersis SA	4,418	1,473
ENTEL Chile SA	84	936
LATAM Airlines Group SA*	100	1,195
SACI Falabella	417	2,992
Vina Concha y Toro SA	37	73

		20,873

China — 3.7%
AAC Technologies Holdings, Inc.	200	1,177
Agricultural Bank of China Ltd., Class H	3,000	1,424
Air China Ltd., Class H	2,000	1,534
Aluminum Corp. of China Ltd., Class H*	1,054	458
Anhui Conch Cement Co. Ltd., Class H	400	1,354
Anta Sports Products Ltd.	11	23
AviChina Industry & Technology Co. Ltd., Class H	800	564
Bank of China Ltd., Class H	23,000	11,863
Bank of Communications Co. Ltd., Class H	3,000	2,487
BBMG Corp., Class H	857	708
Beijing Capital International Airport Co. Ltd., Class H	2,000	1,563
Belle International Holdings Ltd.	1,669	1,896
Byd Co. Ltd., Class H	200	1,213
China Cinda Asset Management Co. Ltd., Class H*	921	492
China CITIC Bank Corp. Ltd., Class H	2,000	1,488
China Communications Construction Co. Ltd., Class H	1,000	1,001
China Communications Services Corp. Ltd., Class H	2,000	975
China Construction Bank Corp., Class H	25,140	19,061
China Everbright Bank Co. Ltd., Class H	998	510
China Galaxy Securities Co. Ltd., Class H	400	411
China Gas Holdings Ltd.	174	325
China International Marine Containers Group Co. Ltd., Class H	200	455
China Life Insurance Co. Ltd., Class H	2,000	6,950
China Longyuan Power Group Corp., Class H	1,000	1,075
China Medical System Holdings Ltd.	100	170
China Mengniu Dairy Co. Ltd.	1,000	4,055
China Merchants Bank Co. Ltd., Class H	1,100	2,278
China Minsheng Banking Corp. Ltd., Class H	1,925	2,115
China National Building Material Co. Ltd., Class H	245	239

	Number of Shares	Value

China (Continued)
China Oilfield Services Ltd., Class H	98	$173
China Pacific Insurance Group Co. Ltd., Class H	900	3,772
China Petroleum & Chemical Corp., Class H	8,150	6,673
China Railway Construction Corp. Ltd., Class H	600	689
China Resources Cement Holdings Ltd.	2,000	1,372
China Resources Enterprise Ltd.	258	538
China Resources Power Holdings Co. Ltd.	944	2,751
China Shenhua Energy Co. Ltd., Class H	895	2,545
China Shipping Container Lines Co. Ltd., Class H*	1,000	294
China Telecom Corp. Ltd., Class H	4,000	2,424
China Vanke Co. Ltd., Class H*	458	938
Chongqing Rural Commercial Bank, Class H	1,000	566
CITIC Securities Co. Ltd., Class H	400	1,173
CNOOC Ltd.	4,810	7,033
Country Garden Holdings Co. Ltd.	1,000	418
Datang International Power Generation Co. Ltd., Class H	2,000	1,124
ENN Energy Holdings Ltd.	145	886
Fosun International Ltd.	1,360	1,661
GOME Electrical Appliances Holding Ltd.	4,000	588
Great Wall Motor Co. Ltd., Class H	376	1,896
Guangdong Investment Ltd.	2,000	2,759
Guangzhou Automobile Group Co. Ltd., Class H	2,000	1,893
Guangzhou R&F Properties Co. Ltd., Class H	1,724	2,130
Haitong Securities Co. Ltd., Class H	500	1,064
Hengan International Group Co. Ltd.	300	3,251
Huadian Power International Corp. Ltd., Class H	500	409
Huaneng Power International, Inc., Class H	2,000	2,344
Industrial & Commercial Bank of China Ltd., Class H	18,000	12,208
Intime Retail Group Co. Ltd.	200	158
Jiangsu Expressway Co. Ltd., Class H	117	133
Kingsoft Corp. Ltd.	160	383
Lee & Man Paper Manufacturing Ltd.	1,000	557
Lenovo Group Ltd.	2,000	2,806
Longfor Properties Co. Ltd.	820	1,104
New China Life Insurance Co. Ltd., Class H	200	906
Nine Dragons Paper Holdings Ltd.	698	596
People’s Insurance Co. (Group) of China Ltd., Class H	2,000	970
PetroChina Co. Ltd., Class H	6,000	6,507
PICC Property & Casualty Co. Ltd., Class H	2,000	4,028
Ping An Insurance Group Co. of China Ltd., Class H	500	4,194
Semiconductor Manufacturing International Corp.*	1,900	196
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,231	1,091
Shanghai Electric Group Co. Ltd., Class H	155	93
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	60	215

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	306	$729
Shimao Property Holdings Ltd.	200	479
Sihuan Pharmaceutical Holdings Group Ltd.	898	672
Sino Biopharmaceutical Ltd.	1,200	1,187
Sino-Ocean Land Holdings Ltd.	500	300
Sinopec Engineering Group Co. Ltd., Class H	896	786
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,572	1,110
Sinopharm Group Co. Ltd., Class H	300	1,118
Soho China Ltd.	1,955	1,480
Sun Art Retail Group Ltd.	1,465	1,664
Tencent Holdings Ltd.	1,319	21,090
Tingyi Cayman Islands Holding Corp.	117	278
Tsingtao Brewery Co. Ltd., Class H	199	1,397
Uni-President China Holdings Ltd.	1,000	881
Want Want China Holdings Ltd.	3,000	3,938
Weichai Power Co. Ltd., Class H	67	254
Yanzhou Coal Mining Co. Ltd., Class H	181	154
Zhejiang Expressway Co. Ltd., Class H	2,000	2,239
Zhuzhou CSR Times Electric Co. Ltd., Class H‡	200	860
Zijin Mining Group Co. Ltd., Class H	4,296	1,147
ZTE Corp., Class H	300	718

		197,854

Colombia — 0.1%
Almacenes Exito SA	103	1,240
Cementos Argos SA	163	701
Corp. Financiera Colombiana SA	42	754
Grupo Argos SA/Colombia	106	964
Grupo de Inversiones Suramericana SA	94	1,720
Interconexion Electrica SA ESP	87	322

		5,701

Czech Republic — 0.1%
CEZ AS	40	1,114
Komercni Banka AS	10	2,222
O2 Czech Republic AS	26	298

		3,634

Denmark — 1.1%
A.P. Moeller — Maersk A/S, Class A	1	2,044
A.P. Moeller — Maersk A/S, Class B	2	4,171
Carlsberg A/S, Class B	27	2,405
Coloplast A/S, Class B	30	2,600
Danske Bank A/S	230	6,534
DSV A/S	50	1,566
Novo Nordisk A/S, Class B	569	25,951
Novozymes A/S, Class B	63	2,768
Pandora A/S	34	3,017
TDC A/S	219	1,775
Tryg A/S	7	807
Vestas Wind Systems A/S*	100	3,683
William Demant Holding A/S*	7	502

		57,823

	Number of Shares	Value

Egypt — 0.1%
Commercial International Bank Egypt SAE	547	$3,791
Global Telecom Holding*	173	103
Talaat Moustafa Group	1,462	2,092

		5,986

Finland — 0.7%
Elisa OYJ	45	1,305
Fortum OYJ	138	3,463
Kone OYJ, Class B	86	3,957
Metso OYJ	37	1,147
Neste Oil OYJ	39	925
Nokia OYJ	1,132	9,417
Nokian Renkaat OYJ	40	1,130
Orion OYJ, Class B	25	857
Sampo OYJ, Class A	127	6,265
Stora Enso OYJ, Class R	164	1,453
UPM-Kymmene OYJ	157	2,606
Wartsila OYJ Abp	51	2,284

		34,809

France — 6.7%
Accor SA	43	2,028
Aeroports de Paris	11	1,350
Air Liquide SA	99	12,458
Airbus Group NV	165	10,052
Alcatel-Lucent*	820	2,919
Alstom SA*	68	2,378
Arkema SA	21	1,429
AtoS	24	1,705
AXA SA	539	13,012
BNP Paribas SA	322	20,644
Bollore SA	1	494
Bouygues SA	53	1,994
Bureau Veritas SA	66	1,574
Cap Gemini SA	44	3,224
Carrefour SA	156	4,936
Casino Guichard-Perrachon SA	12	1,156
Christian Dior SA	15	2,872
Cie de St-Gobain	124	5,696
Cie Generale des Etablissements Michelin	58	5,333
CNP Assurances	58	1,074
Credit Agricole SA	271	3,810
Danone SA	163	11,502
Dassault Systemes SA	37	2,419
Edenred	60	1,730
Electricite de France	76	2,275
Essilor International SA	57	6,400
Eurazeo SA	10	696
Eutelsat Communications SA	46	1,521
Fonciere des Regions REIT	6	573
GDF Suez	405	9,979
Gecina SA REIT	9	1,217
Groupe Eurotunnel SA	163	2,107
ICADE REIT	12	960
Iliad SA	7	1,719
Imerys SA	11	832
JCDecaux SA	24	789
Kering	21	4,337

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

France (Continued)
Klepierre REIT	34	$1,526
Lafarge SA	55	3,911
Lagardere SCA	48	1,361
Legrand SA	72	3,775
L’Oreal SA	66	11,260
LVMH Moet Hennessy Louis Vuitton SA	82	14,734
Natixis SA	282	1,992
Numericable-SFR*	30	1,254
Orange SA	527	9,282
Pernod Ricard SA	61	7,229
Peugeot SA*	113	1,447
Publicis Groupe SA	59	4,333
Remy Cointreau SA	7	526
Renault SA	59	4,733
Rexel SA	63	1,166
Safran SA	74	4,788
Sanofi	339	32,820
Schneider Electric SE	150	12,236
SCOR SE	46	1,435
Societe BIC SA	9	1,200
Societe Generale SA	214	10,615
Sodexo	23	2,320
Suez Environnement Co.	85	1,507
Technip SA	29	1,886
Thales SA	24	1,273
Total SA	614	34,349
Unibail-Rodamco SE REIT	31	8,191
Valeo SA	24	2,953
Vallourec SA	32	1,061
Veolia Environnement	110	2,006
Vinci SA	138	7,460
Vivendi SA*	362	9,219
Wendel SA	13	1,532
Zodiac Aerospace	45	1,491

		356,065

Germany — 6.0%
adidas AG	58	4,652
Allianz SE	125	21,520
Axel Springer SE	13	765
BASF SE	271	24,603
Bayer AG	233	35,042
Bayerische Motoren Werke AG	98	11,205
Beiersdorf AG	27	2,403
Brenntag AG	39	2,148
Celesio AG	23	766
Commerzbank AG*	264	4,039
Continental AG	35	7,364
Daimler AG	283	23,859
Deutsche Annington Immobilien SE	100	3,220
Deutsche Bank AG (b)	383	12,518
Deutsche Boerse AG	62	4,529
Deutsche Lufthansa AG	68	1,214
Deutsche Post AG	279	9,268
Deutsche Telekom AG	894	15,230
Deutsche Wohnen AG	70	1,680
E.ON SE	538	9,536

	Number of Shares	Value

Germany (Continued)
Fraport AG Frankfurt Airport Services Worldwide	12	$733
Fresenius Medical Care AG & Co. KGaA	59	4,357
Fresenius SE & Co. KGaA	102	5,529
GEA Group AG	49	2,342
Hannover Rueck SE	17	1,517
HeidelbergCement AG	38	2,881
Henkel AG & Co. KGaA	35	3,466
Hugo Boss AG	9	1,185
Infineon Technologies AG	299	2,929
K+S AG	48	1,440
Kabel Deutschland Holding AG*	7	971
LANXESS AG	29	1,440
Linde AG	50	9,435
MAN SE	9	1,026
Merck KGaA	32	3,186
Metro AG*	30	1,019
Muenchener Rueckversicherungs-Gesellschaft AG	49	10,093
OSRAM Licht AG*	25	1,038
ProSiebenSat.1 Media AG	70	2,990
RWE AG	136	4,926
SAP SE	262	18,466
Siemens AG	215	25,440
Symrise AG	100	5,977
Telefonica Deutschland Holding AG*	74	388
ThyssenKrupp AG*	123	3,254
United Internet AG	34	1,498
Volkswagen AG	14	3,167

		316,254

Greece — 0.1%
Alpha Bank AE*	210	136
Eurobank Ergasias SA*	2,118	656
FF Group*	15	553
Hellenic Telecommunications Organization SA*	62	759
JUMBO SA	43	545
National Bank of Greece SA*	334	797
OPAP SA	53	664
Piraeus Bank SA*	519	787
Public Power Corp. SA*	43	332
Titan Cement Co. SA	12	284

		5,513

Hong Kong — 3.1%
AIA Group Ltd.	3,000	17,330
Alibaba Health Information Technology Ltd.*	529	372
ASM Pacific Technology Ltd.	100	1,018
Bank of East Asia Ltd. (The)	300	1,257
Beijing Enterprises Holdings Ltd.	300	2,395
Beijing Enterprises Water Group Ltd.*	1,497	1,029
BOC Hong Kong (Holdings) Ltd.	900	3,180
Brilliance China Automotive Holdings Ltd.	2,000	3,409
Cheung Kong (Holdings) Ltd.	698	12,807
China Everbright International Ltd.	1,000	1,540
China Mobile Ltd.	2,342	28,855

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Hong Kong (Continued)
China Overseas Land & Investment Ltd.	2,000	$6,009
China Resources Gas Group Ltd.	394	1,108
China South City Holdings Ltd.	500	257
China Taiping Insurance Holdings Co. Ltd.*	300	774
China Unicom (Hong Kong) Ltd.	2,000	3,043
CLP Holdings Ltd.	500	4,349
Far East Horizon Ltd.	1,000	931
Franshion Properties China Ltd.	2,000	565
Galaxy Entertainment Group Ltd.	654	4,465
GCL-Poly Energy Holdings Ltd.*	2,000	544
Geely Automobile Holdings Ltd.	686	298
Hanergy Thin Film Power Group Ltd.*	2,000	503
Hang Lung Properties Ltd.	1,000	3,004
Hang Seng Bank Ltd.	200	3,332
Henderson Land Development Co. Ltd.	95	637
HKT Trust and HKT Ltd. (a)	237	295
Hong Kong and China Gas Co. Ltd.	2,200	5,214
Hong Kong Exchanges & Clearing Ltd.	300	6,534
Hutchison Whampoa Ltd.	734	9,200
Kerry Properties Ltd.	200	721
Kingboard Chemical Holdings Ltd.	100	187
Kunlun Energy Co. Ltd.	2,000	2,164
Li & Fung Ltd.	2,000	2,223
Link REIT (The)	600	3,822
MGM China Holdings Ltd.	300	907
MTR Corp. Ltd.	200	803
New World China Land Ltd.	1,647	1,019
New World Development Co. Ltd.	205	245
Noble Group Ltd.	1,000	939
PCCW Ltd.	1,000	670
Power Assets Holdings Ltd.	400	3,819
Sino Land Co. Ltd.	2,000	3,280
SJM Holdings Ltd.	1,000	1,986
Sun Hung Kai Properties Ltd.	823	12,034
Swire Pacific Ltd., Class A	200	2,749
Swire Properties Ltd.	200	622
Techtronic Industries Co. Ltd.	178	569
Wharf Holdings Ltd. (The)	51	368
Yue Yuen Industrial (Holdings) Ltd.	100	359
Yuexiu Property Co. Ltd.	2,057	411

		164,151

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	26	1,255
OTP Bank PLC	71	1,142
Richter Gedeon Nyrt	149	2,318

		4,715

India — 1.1%
Dr. Reddy’s Laboratories Ltd., ADR	100	5,839
ICICI Bank Ltd., ADR	200	11,778
Infosys Ltd., ADR	100	6,984
Larsen & Toubro Ltd., GDR	300	7,935
Reliance Industries Ltd., GDR, 144A	300	9,555
Tata Motors Ltd., ADR	200	9,132
Wipro Ltd., ADR	500	6,450

		57,673

	Number of Shares	Value

Indonesia — 0.7%
PT Adaro Energy Tbk	6,600	$584
PT Astra Agro Lestari Tbk	400	787
PT Astra International Tbk	5,000	2,919
PT Bank Central Asia Tbk	3,600	3,864
PT Bank Danamon Indonesia Tbk	2,466	849
PT Bank Mandiri Persero Tbk	1,900	1,639
PT Bank Negara Indonesia Persero Tbk	1,800	889
PT Bank Rakyat Indonesia Persero Tbk	2,900	2,739
PT Bumi Serpong Damai Tbk	3,676	533
PT Charoen Pokphand Indonesia Tbk	1,700	573
PT Global Mediacom Tbk	2,500	329
PT Gudang Garam Tbk	200	1,003
PT Indo Tambangraya Megah Tbk	100	156
PT Indocement Tunggal Prakarsa Tbk	500	1,011
PT Indofood CBP Sukses Makmur Tbk	500	461
PT Indofood Sukses Makmur Tbk	1,000	549
PT Jasa Marga Persero Tbk	1,000	553
PT Kalbe Farma Tbk	6,400	918
PT Lippo Karawaci Tbk	9,000	859
PT Matahari Department Store Tbk	818	1,005
PT Media Nusantara Citra Tbk	1,700	335
PT Perusahaan Gas Negara Persero Tbk	3,300	1,609
PT Semen Indonesia Persero Tbk	1,000	1,311
PT Surya Citra Media Tbk	2,100	552
PT Tambang Batubara Bukit Asam Persero Tbk	903	973
PT Telekomunikasi Indonesia Persero Tbk	13,600	3,148
PT Tower Bersama Infrastructure Tbk	1,100	849
PT Unilever Indonesia Tbk	800	2,085
PT United Tractors Tbk	400	601
PT XL Axiata Tbk	1,700	710

		34,393

Ireland — 0.5%
Bank of Ireland*	6,801	2,791
CRH PLC	182	4,300
Experian PLC	282	4,462
James Hardie Industries PLC CDI	141	1,452
Kerry Group PLC, Class A	36	2,672
Shire PLC	167	11,887

		27,564

Israel — 0.4%
Bank Hapoalim BM	390	1,945
Bank Leumi Le-Israel BM*	414	1,461
Bezeq The Israeli Telecommunication Corp. Ltd.	783	1,385
Delek Group Ltd.	1	339
Israel Chemicals Ltd.	239	1,632
Israel Corp. Ltd. (The)*	1	490
Mizrahi Tefahot Bank Ltd.*	68	720
NICE Systems Ltd.	24	1,139
Teva Pharmaceutical Industries Ltd.	236	13,429

		22,540

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Italy — 1.5%
Assicurazioni Generali SpA	350	$7,568
Atlantia SpA	124	3,127
Banca Monte dei Paschi di Siena SpA*	1,378	1,112
Banco Popolare SC*	88	1,214
Enel Green Power SpA	555	1,335
Enel SpA	1,905	9,191
Eni SpA	722	14,427
EXOR SpA	27	1,202
Finmeccanica SpA*	127	1,232
Intesa Sanpaolo SpA	3,391	10,449
Intesa Sanpaolo SpA-RSP	236	635
Luxottica Group SpA	43	2,299
Mediobanca SpA	197	1,764
Pirelli & C. SpA	86	1,220
Prysmian SpA	54	970
Saipem SpA*	89	1,274
Snam SpA	577	3,059
Telecom Italia SpA*	2,762	3,112
Telecom Italia SpA-RSP	1,715	1,519
Terna Rete Elettrica Nazionale SpA	462	2,231
UniCredit SpA	1,262	9,329
Unione di Banche Italiane SCpA	231	1,775
UnipolSai SpA	288	824

		80,868

Japan — 14.4%
Acom Co. Ltd.*	200	598
Aeon Co. Ltd.	400	3,986
AISIN SEIKI Co. Ltd.	100	3,576
Asahi Group Holdings Ltd.	200	6,238
ASICS Corp.	100	2,531
Astellas Pharma, Inc.	600	8,627
Bandai Namco Holdings, Inc.	100	2,164
Bridgestone Corp.	200	6,873
Brother Industries Ltd.	100	1,868
Canon, Inc.	300	9,607
Casio Computer Co. Ltd.	100	1,511
Central Japan Railway Co.	100	14,552
Chubu Electric Power Co., Inc.*	200	2,338
Chugai Pharmaceutical Co. Ltd.	100	2,708
Chugoku Electric Power Co., (The), Inc.	100	1,290
Citizen Holdings Co. Ltd.	200	1,547
Credit Saison Co. Ltd.	100	1,872
Daihatsu Motor Co. Ltd.	100	1,371
Dai-ichi Life Insurance Co. Ltd. (The)	400	5,800
Daiichi Sankyo Co. Ltd.	200	2,947
Daikin Industries Ltd.	100	6,634
Daiwa Securities Group, Inc.	1,000	8,035
DENSO Corp.	100	4,669
Dentsu, Inc.	100	3,757
East Japan Railway Co.	100	7,494
Eisai Co. Ltd.	100	3,584
FANUC Corp.	100	16,864
Fuji Heavy Industries Ltd.	200	7,275
FUJIFILM Holdings Corp.	100	3,315
Fujitsu Ltd.	1,000	5,712
GungHo Online Entertainment, Inc.	100	377

	Number of Shares	Value

Japan (Continued)
Hino Motors Ltd.	100	$1,347
Hitachi Ltd.	1,100	8,492
Hokuhoku Financial Group, Inc.	1,400	2,830
Hokuriku Electric Power Co.	100	1,280
Honda Motor Co. Ltd.	400	12,034
Hoya Corp.	100	3,555
Hulic Co. Ltd.	200	2,065
INPEX Corp.	300	3,178
Isetan Mitsukoshi Holdings Ltd.	200	2,626
Isuzu Motors Ltd.	100	1,305
ITOCHU Corp.	400	4,603
Iyo Bank Ltd. (The)	500	5,172
Japan Exchange Group, Inc.	100	2,565
Japan Retail Fund Investment Corp. REIT	1	2,081
Japan Tobacco, Inc.	300	9,609
JFE Holdings, Inc.	200	4,255
JSR Corp.	100	1,788
JTEKT Corp.	100	1,659
JX Holdings, Inc.	700	2,604
Kakaku.com, Inc.	100	1,527
Kansai Electric Power Co., (The), Inc.*	300	3,010
Kao Corp.	200	7,406
Kawasaki Heavy Industries Ltd.	1,000	4,397
KDDI Corp.	200	12,810
Kintetsu Corp.	1,000	3,378
Kobe Steel Ltd.	1,000	1,592
Komatsu Ltd.	300	7,104
Konica Minolta, Inc.	200	2,332
Kuraray Co. Ltd.	200	2,434
Kyocera Corp.	100	4,895
Kyushu Electric Power Co., Inc.*	200	2,049
LIXIL Group Corp.	100	2,126
Marubeni Corp.	1,000	6,303
Marui Group Co. Ltd.	200	1,750
Mazda Motor Corp.	200	5,165
Medipal Holdings Corp.	100	1,111
MEIJI Holdings Co. Ltd.	100	8,971
Minebea Co. Ltd.	100	1,253
Mitsubishi Chemical Holdings Corp.	600	3,091
Mitsubishi Corp.	400	7,564
Mitsubishi Electric Corp.	1,000	12,016
Mitsubishi Heavy Industries Ltd.	1,000	5,834
Mitsubishi Motors Corp.	200	2,055
Mitsubishi Tanabe Pharma Corp.	100	1,525
Mitsubishi UFJ Financial Group, Inc.	3,500	20,237
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,359
Mitsui & Co. Ltd.	500	6,897
Mizuho Financial Group, Inc.	7,100	12,231
MS&AD Insurance Group Holdings, Inc.	200	4,668
Murata Manufacturing Co. Ltd.	100	10,803
NEC Corp.	1,000	3,142
Nidec Corp.	100	6,631
Nikon Corp.	100	1,425
Nippon Building Fund, Inc. REIT	1	5,037
Nippon Steel & Sumitomo Metal Corp.	3,000	7,728
Nippon Telegraph & Telephone Corp.	100	5,350
Nippon Yusen KK	1,000	2,822

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Nissan Motor Co. Ltd.	700	$6,536
Nisshin Seifun Group, Inc.	450	4,454
Nitto Denko Corp.	100	5,276
Nomura Holdings, Inc.	900	5,413
Nomura Research Institute Ltd.	100	3,117
NTT DOCOMO, Inc.	400	6,238
NTT Urban Development Corp.	300	3,086
Olympus Corp.*	100	3,639
Omron Corp.	100	4,650
ORIX Corp.	400	5,275
Osaka Gas Co. Ltd.	1,000	3,823
Otsuka Holdings Co. Ltd.	100	3,161
Panasonic Corp.	600	7,745
Park24 Co. Ltd.	100	1,517
Rakuten, Inc.	300	4,041
Recruit Holdings Co. Ltd.*	100	3,285
Resona Holdings, Inc.	800	4,318
Ricoh Co. Ltd.	200	2,166
SBI Holdings, Inc.	100	1,154
Secom Co. Ltd.	100	5,782
Sega Sammy Holdings, Inc.	100	1,377
Seiko Epson Corp.	100	4,827
Sekisui House Ltd.	200	2,685
Seven & I Holdings Co. Ltd.	300	11,189
Seven Bank Ltd.	500	2,169
Shikoku Electric Power Co., Inc.*	100	1,249
Shin-Etsu Chemical Co. Ltd.	200	13,461
Shinsei Bank Ltd.	1,000	1,878
Shionogi & Co. Ltd.	100	2,487
Shiseido Co. Ltd.	200	2,986
Showa Shell Sekiyu KK	100	833
SoftBank Corp.	300	20,123
Sompo Japan Nipponkoa Holdings, Inc.	100	2,479
Sony Corp.	300	6,570
Sumitomo Chemical Co. Ltd.	1,000	3,782
Sumitomo Corp.	300	3,199
Sumitomo Dainippon Pharma Co. Ltd.	100	1,034
Sumitomo Electric Industries Ltd.	200	2,600
Sumitomo Mitsui Financial Group, Inc.	400	15,078
Sumitomo Mitsui Trust Holdings, Inc.	2,000	8,312
Sumitomo Rubber Industries Ltd.	100	1,523
Suzuki Motor Corp.	100	3,158
T&D Holdings, Inc.	200	2,423
Takeda Pharmaceutical Co. Ltd.	200	8,376
TDK Corp.	100	6,023
Terumo Corp.	200	4,549
Tohoku Electric Power Co., Inc.	200	2,316
Tokio Marine Holdings, Inc.	200	6,538
Tokyo Electric Power Co., (The), Inc.*	500	1,828
Tokyo Electron Ltd.	100	6,812
Tokyo Gas Co. Ltd.	1,000	5,452
Tokyu Fudosan Holdings Corp.	600	4,286
Toray Industries, Inc.	1,000	7,859
Toshiba Corp.	1,000	4,443
Toyo Seikan Group Holdings Ltd.	100	1,208
Toyota Industries Corp.	100	4,995
Toyota Motor Corp.	800	49,288

	Number of Shares	Value

Japan (Continued)
Toyota Tsusho Corp.	100	$2,367
Trend Micro, Inc.	100	3,037
United Urban Investment Corp. REIT	2	3,213
USS Co. Ltd.	200	2,886
West Japan Railway Co.	100	4,773
Yahoo Japan Corp.	400	1,459
Yamada Denki Co. Ltd.	400	1,317
Yamaha Corp.	100	1,490
Yamaha Motor Co. Ltd.	100	2,125
Yamato Holdings Co. Ltd.	200	4,511
Yokogawa Electric Corp.	100	1,258

		766,303

Luxembourg — 0.3%
Altice SA*	28	1,884
ArcelorMittal	271	3,324
Millicom International Cellular SA SDR	16	1,331
RTL Group SA	12	1,155
SES SA FDR	87	3,237
Tenaris SA	145	2,398

		13,329

Macau — 0.1%
Sands China Ltd.	700	4,193
Wynn Macau Ltd.	400	1,305

		5,498

Malaysia — 1.0%
Alliance Financial Group Bhd	800	1,152
AMMB Holdings Bhd	700	1,378
Astro Malaysia Holdings Bhd	1,000	996
Axiata Group Bhd	100	209
Berjaya Sports Toto Bhd	1,318	1,356
British American Tobacco Malaysia Bhd	100	2,087
Bumi Armada Bhd	150	51
CIMB Group Holdings Bhd	700	1,206
Dialog Group Bhd	1,410	621
DiGi.Com Bhd	1,400	2,607
Felda Global Ventures Holdings Bhd	1,100	1,073
Genting Malaysia Bhd	1,300	1,622
Genting Plantations Bhd	200	633
Hong Leong Bank Bhd	500	2,114
Hong Leong Financial Group Bhd	400	2,093
IHH Healthcare Bhd	1,000	1,455
IJM Corp. Bhd	300	601
IOI Corp. Bhd	900	1,282
Kuala Lumpur Kepong Bhd	200	1,330
Lafarge Malaysia Bhd	400	1,199
Malayan Banking Bhd	1,800	5,034
Malaysia Airports Holdings Bhd	300	617
Maxis Bhd	1,000	2,049
MISC Bhd	500	1,081
Petronas Chemicals Group Bhd	700	1,165
Petronas Dagangan Bhd	200	951
Petronas Gas Bhd	300	2,015
PPB Group Bhd	100	459
Public Bank Bhd	600	3,296
RHB Capital Bhd	100	242

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Malaysia (Continued)
SapuraKencana Petroleum Bhd	900	$745
Sime Darby Bhd	600	1,717
Telekom Malaysia Bhd	600	1,256
Tenaga Nasional Bhd	500	2,108
UEM Sunrise Bhd	100	53
UMW Holdings Bhd	400	1,334
YTL Corp. Bhd	1,300	607
YTL Power International Bhd	2,065	934

		50,728

Mexico — 1.2%
Alfa SAB de CV, Class A	800	2,127
America Movil SAB de CV, Series L	10,100	11,905
Arca Continental SAB de CV	100	643
Cemex SAB de CV*	3,028	3,758
Coca-Cola Femsa SAB de CV, Series L	100	992
Compartamos SAB de CV	300	640
Controladora Comercial Mexicana SAB de CV	100	367
El Puerto de Liverpool SAB de CV, Series C1	100	1,087
Fibra Uno Administracion SA de CV REIT	600	2,017
Fomento Economico Mexicano SAB de CV	600	5,725
Fresnillo PLC(c)	64	712
Genomma Lab Internacional SAB de CV, Class B*	200	434
Grupo Aeroportuario del Pacifico SAB de CV, Class B	200	1,364
Grupo Aeroportuario del Sureste SAB de CV, Class B	100	1,333
Grupo Bimbo SAB de CV, Series A*	400	1,124
Grupo Carso SAB de CV, Series A1	200	1,124
Grupo Comercial Chedraui SA de CV	100	329
Grupo Financiero Banorte SAB de CV, Class O	700	3,964
Grupo Financiero Inbursa SAB de CV, Class O	900	2,428
Grupo Financiero Santander Mexico SAB de CV, Class B	500	1,130
Grupo Mexico SAB de CV, Series B	1,100	3,602
Grupo Televisa SAB, Series CPO	800	5,824
Industrias Penoles SAB de CV	91	1,989
Kimberly-Clark de Mexico SAB de CV, Class A	400	905
Mexichem SAB de CV*	300	1,093
Minera Frisco SAB de CV, Class A1*	200	338
OHL Mexico SAB de CV*	300	688
Wal-Mart de Mexico SAB de CV, Series V	1,500	3,207

		60,849

Netherlands — 3.0%
Aegon NV	738	5,793
Akzo Nobel NV	68	4,698
ASML Holding NV	102	10,772
Corio NV REIT	11	556
Delta Lloyd NV	48	1,103
Gemalto NV	26	2,209
Heineken Holding NV	26	1,778

	Number of Shares	Value

Netherlands (Continued)
Heineken NV	67	$5,269
ING Groep NV*	1,043	15,278
Koninklijke Ahold NV	213	3,762
Koninklijke Boskalis Westminster NV	18	1,010
Koninklijke DSM NV	45	2,958
Koninklijke KPN NV	906	3,008
Koninklijke Philips NV	264	7,962
Koninklijke Vopak NV	19	954
OCI NV*	29	1,040
QIAGEN NV*	58	1,386
Randstad Holding NV	38	1,875
Reed Elsevier NV	216	5,310
Royal Dutch Shell PLC, Class A	1,124	37,440
Royal Dutch Shell PLC, Class B	699	24,272
TNT Express NV	137	923
Unilever NV	459	18,695
Wolters Kluwer NV	92	2,696

		160,747

New Zealand — 0.2%
Auckland International Airport Ltd.	515	1,564
Contact Energy Ltd.	363	1,746
Fletcher Building Ltd.	252	1,619
Meridian Energy Ltd.	100	135
Ryman Healthcare Ltd.	322	2,023
Spark New Zealand Ltd.	511	1,227

		8,314

Norway — 0.5%
DNB ASA	329	5,463
Gjensidige Forsikring ASA	78	1,338
Norsk Hydro ASA	380	2,225
Orkla ASA	265	1,972
Statoil ASA	347	6,554
Telenor ASA	249	5,256
Yara International ASA	57	2,424

		25,232

Peru — 0.0%
Cia de Minas Buenaventura SA, Class B, ADR	92	851
Southern Copper Corp.	100	2,995

		3,846

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	1,010	1,181
Aboitiz Power Corp.	1,000	940
Alliance Global Group, Inc.	500	276
Ayala Corp.	80	1,236
Ayala Land, Inc.	2,000	1,514
Bank of the Philippine Islands	490	1,037
BDO Unibank, Inc.	520	1,265
DMCI Holdings Inc.	500	181
Energy Development Corp.	2,000	358
International Container Terminal Services, Inc.	390	1,007
JG Summit Holdings, Inc.	200	275
Jollibee Foods Corp.	290	1,337
Megaworld Corp.	3,000	335

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Philippines (Continued)
Metro Pacific Investments Corp.	2,000	$224
Metropolitan Bank & Trust Company	320	591
SM Investments Corp.	50	896
SM Prime Holdings, Inc.	3,000	1,144
Universal Robina Corp.	380	1,651

		15,448

Poland — 0.6%
Alior Bank SA*	80	1,878
Bank Handlowy w Warszawie SA	16	513
Bank Millennium SA	123	281
Bank Pekao SA	59	3,241
Bank Zachodni WBK SA	20	2,326
Cyfrowy Polsat SA	730	5,358
Enea SA	79	420
LPP SA	1	2,627
mBank	5	749
Orange Polska SA	190	536
PGE SA	390	2,244
Polski Koncern Naftowy Orlen SA	96	1,289
Polskie Gornictwo Naftowe i Gazownictwo SA	695	1,004
Powszechna Kasa Oszczednosci Bank Polski SA	337	3,760
Powszechny Zaklad Ubezpieczen SA	22	3,138
Tauron Polska Energia SA	168	259

		29,623

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*	10,792	1,114
Banco Espirito Santo SA*‡	587	0
EDP — Energias de Portugal SA	767	3,146
Galp Energia SGPS SA	136	1,657
Jeronimo Martins SGPS SA	82	833

		6,750

Qatar — 0.1%
Industries Qatar QSC	17	892
Masraf Al Rayan	100	1,325
Qatar Electricity & Water Co.	10	522
Qatar Islamic Bank SAQ	5	145
Qatar National Bank SAQ	43	2,704
Vodafone Qatar	55	267

		5,855

Russia — 0.7%
Gazprom OAO, ADR	400	2,338
Lukoil OAO, ADR	100	4,654
Magnit OJSC, GDR	137	7,925
MegaFon OAO, GDR	128	2,643
MMC Norilsk Nickel OJSC, ADR	200	3,514
Mobile TeleSystems OJSC, ADR	300	3,666
NovaTek OAO, GDR	46	4,347
Rosneft Oil Co. OJSC, GDR	600	2,841
Severstal OAO, GDR	200	1,838
Sistema JSFC, GDR	119	685
Surgutneftegas OJSC, ADR	400	2,354
VTB Bank OJSC, GDR	1,200	2,216

		39,021

	Number of Shares	Value

Singapore — 1.0%
Ascendas Real Estate Investment Trust REIT	1,000	$1,794
CapitaCommercial Trust REIT	1,000	1,292
CapitaLand Ltd.	1,000	2,546
CapitaMall Trust REIT	1,000	1,518
ComfortDelGro Corp. Ltd.	1,000	1,994
DBS Group Holdings Ltd.	1,000	15,205
Genting Singapore PLC	2,000	1,748
Global Logistic Properties Ltd.	1,000	2,009
Golden Agri-Resources Ltd.	2,000	705
Hutchison Port Holdings Trust, Class U	1,000	685
Keppel Corp. Ltd.	1,000	6,901
Oversea-Chinese Banking Corp. Ltd.	1,000	8,036
Singapore Technologies Engineering Ltd.	1,000	2,584
Singapore Telecommunications Ltd.	2,000	5,981
Wilmar International Ltd.	1,000	2,461

		55,459

South Africa — 0.5%
AngloGold Ashanti Ltd., ADR*	200	1,712
Gold Fields Ltd., ADR	800	3,280
Impala Platinum Holdings Ltd., ADR*	500	3,585
MTN Group Ltd., ADR	500	9,840
Sasol Ltd., ADR	200	8,410

		26,827

South Korea — 3.0%
Amorepacific Corp.	1	2,256
AMOREPACIFIC Group	1	1,049
BS Financial Group, Inc.	70	992
Celltrion, Inc.*	36	1,295
Cheil Worldwide, Inc.*	40	673
CJ CheilJedang Corp.	2	637
CJ Corp.	4	585
Coway Co. Ltd.	24	1,872
Daelim Industrial Co. Ltd.	7	426
Daewoo International Corp.	10	309
Daewoo Securities Co. Ltd.*	10	98
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30	523
DGB Financial Group, Inc.	74	781
Dongbu Insurance Co. Ltd.	30	1,508
Doosan Corp.	1	104
Doosan Heavy Industries & Construction Co. Ltd.	7	165
Doosan Infracore Co. Ltd.*	10	94
E-Mart Co. Ltd.	8	1,589
GS Engineering & Construction Corp.*	17	410
GS Holdings	8	300
Halla Visteon Climate Control Corp.	30	1,144
Hana Financial Group, Inc.	80	2,441
Hankook Tire Co. Ltd.	28	1,385
Hanwha Chemical Corp.	84	955
Hanwha Corp.	28	751
Hanwha Life Insurance Co. Ltd.	160	1,216
Hite Jinro Co. Ltd.	26	593
Hotel Shilla Co. Ltd.	2	162
Hyosung Corp.	16	1,001

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

South Korea (Continued)
Hyundai Department Store Co. Ltd.	6	$696
Hyundai Development Co.-Engineering & Construction	10	320
Hyundai Engineering & Construction Co. Ltd.	14	566
Hyundai Glovis Co. Ltd.	6	1,505
Hyundai Heavy Industries Co. Ltd.	8	892
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,203
Hyundai Merchant Marine Co. Ltd.*	25	219
Hyundai Mipo Dockyard Co. Ltd.	2	139
Hyundai Mobis Co. Ltd.	20	4,459
Hyundai Motor Co.	40	6,462
Hyundai Steel Co.	40	2,311
Hyundai Wia Corp.	7	1,115
Industrial Bank of Korea	20	272
Kangwon Land, Inc.	40	1,181
KB Financial Group, Inc.	90	3,160
KCC Corp.	3	1,492
Kia Motors Corp.	68	3,419
Korea Aerospace Industries Ltd.	30	1,089
Korea Electric Power Corp.	50	2,076
Korea Gas Corp.*	5	260
Korea Investment Holdings Co. Ltd.	20	1,036
Korea Zinc Co. Ltd.	4	1,543
KT Corp.	10	294
KT&G Corp.	42	3,673
Kumho Petrochemical Co. Ltd.	12	856
LG Chem Ltd.	19	3,541
LG Corp.	15	881
LG Display Co. Ltd.*	50	1,532
LG Electronics, Inc.	25	1,435
LG Household & Health Care Ltd.	4	2,249
LG Innotek Co. Ltd.*	3	271
LG Uplus Corp.	117	1,146
Lotte Chemical Corp.	10	1,588
Lotte Shopping Co. Ltd.	4	1,083
LS Corp.	3	164
LS Industrial Systems Co. Ltd.	7	407
Mirae Asset Securities Co. Ltd.	10	449
NAVER Corp.	8	5,459
NCSoft Corp.	6	864
OCI Co. Ltd.*	9	690
Orion Corp.	2	1,765
Paradise Co. Ltd.	2	50
POSCO	27	7,372
S-1 Corp.	10	684
Samsung C&T Corp.	23	1,493
Samsung Card Co. Ltd.	30	1,298
Samsung Electro-Mechanics Co. Ltd.	16	878
Samsung Electronics Co. Ltd.	25	29,040
Samsung Engineering Co. Ltd.*	6	265
Samsung Fire & Marine Insurance Co. Ltd.	16	4,477
Samsung Heavy Industries Co. Ltd.	30	585
Samsung Life Insurance Co. Ltd.	31	3,414
Samsung SDI Co. Ltd.	22	2,661
Samsung Securities Co. Ltd.	20	892
Shinhan Financial Group Co. Ltd.	130	5,820

	Number of Shares	Value

South Korea (Continued)
Shinsegae Co. Ltd.	4	$713
SK C&C Co. Ltd.	8	1,610
SK Holdings Co. Ltd.	4	614
SK Hynix, Inc.*	140	6,072
SK Innovation Co. Ltd.	9	696
SK Telecom Co. Ltd.	6	1,519
S-Oil Corp.	7	266
Woori Bank*	33	319
Woori Investment & Securities Co. Ltd.	8	86
Yuhan Corp.	3	471

		160,371

Spain — 2.5%
Abertis Infraestructuras SA	133	2,846
ACS Actividades de Construccion y Servicios SA	40	1,413
Amadeus IT Holding SA, Class A	114	4,538
Banco Bilbao Vizcaya Argentaria SA	1,750	18,797
Banco de Sabadell SA	933	2,646
Banco Popular Espanol SA	499	2,743
Banco Santander SA	3,554	32,035
Bankia SA*	1,381	2,421
Bankinter SA	200	1,792
CaixaBank SA	601	3,319
Distribuidora Internacional de Alimentacion SA	130	904
Enagas SA	85	2,846
Ferrovial SA	109	2,234
Gas Natural SDG SA	103	2,918
Grifols SA	39	1,737
Iberdrola SA	1,502	11,105
Inditex SA	325	9,463
Mapfre SA	305	1,119
Red Electrica Corp. SA	38	3,481
Repsol SA	282	6,329
Telefonica SA	1,248	19,988
Zardoya Otis SA	42	448

		135,122

Sweden — 2.0%
Alfa Laval AB	73	1,453
Assa Abloy AB, Class B	81	4,402
Atlas Copco AB, Class A	173	4,988
Atlas Copco AB, Class B	99	2,630
Boliden AB	79	1,335
Electrolux AB, Series B	71	2,110
Elekta AB, Class B	87	887
Getinge AB, Class B	59	1,366
Hennes & Mauritz AB, Class B	267	11,437
Hexagon AB, Class B	92	2,924
Husqvarna AB, Class B	93	685
Industrivarden AB, Class C	54	954
Investment AB Kinnevik, Class B	64	2,220
Investor AB, Class B	125	4,696
Lundin Petroleum AB*	65	916
Nordea Bank AB	827	10,331
Sandvik AB	290	3,037

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Sweden (Continued)
Securitas AB, Class B	76	$918
Skandinaviska Enskilda Banken AB, Class A	493	6,512
Skanska AB, Class B	82	1,766
SKF AB, Class B	98	2,019
Svenska Cellulosa AB SCA, Class B	147	3,468
Svenska Handelsbanken AB, Class A	130	6,350
Swedbank AB, Class A	273	7,161
Swedish Match AB	45	1,554
Tele2 AB, Class B	75	971
Telefonaktiebolaget LM Ericsson, Class B	856	10,779
TeliaSonera AB	593	4,231
Volvo AB, Class B	442	4,837

		106,937

Switzerland — 7.1%
ABB Ltd.*	599	13,446
Actelion Ltd.*	27	3,211
Adecco SA*	47	3,300
Aryzta AG*	21	1,676
Baloise Holding AG	16	2,090
Barry Callebaut AG*	1	1,070
Cie Financiere Richemont SA	150	14,104
Coca-Cola HBC AG CDI*	63	1,429
Credit Suisse Group AG*	421	11,250
EMS-Chemie Holding AG	3	1,113
Geberit AG	11	3,832
Givaudan SA*	3	5,346
Glencore PLC*	2,988	14,954
Holcim Ltd.*	61	4,504
Julius Baer Group Ltd.*	62	2,809
Kuehne + Nagel International AG	23	3,097
Lonza Group AG*	14	1,646
Nestle SA	964	72,381
Novartis AG	656	63,478
Pargesa Holding SA	9	716
Partners Group Holding AG	6	1,723
Roche Holding AG	203	60,800
Schindler Holding AG	8	1,118
Schindler Holding AG Participation Certificates	15	2,139
SGS SA	2	4,326
Sika AG	1	3,806
Sonova Holding AG	17	2,572
STMicroelectronics NV	183	1,371
Sulzer AG	7	782
Swatch Group AG (The) — Bearer	9	4,448
Swatch Group AG (The) — Registered	12	1,105
Swiss Life Holding AG*	11	2,520
Swiss Prime Site AG*	34	2,621
Swiss Re AG*	96	8,207
Swisscom AG	11	6,677
Syngenta AG	32	10,541
Transocean Ltd.	106	2,244
UBS AG*	1,051	18,872
Wolseley PLC	70	3,925
Zurich Insurance Group AG*	44	13,789

		379,038

	Number of Shares	Value

Taiwan — 2.2%
Advanced Semiconductor Engineering, Inc., ADR	1,700	$10,506
AU Optronics Corp., ADR	900	4,266
Chunghwa Telecom Co. Ltd., ADR	200	6,018
Hon Hai Precision Industry Co. Ltd., GDR	4,580	28,854
Siliconware Precision Industries Co., ADR	1,100	8,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,000	46,940
United Microelectronics Corp., ADR	5,100	11,016

		115,751

Thailand — 0.6%
Bangkok Bank PCL, NVDR	500	3,076
Indorama Ventures PCL, NVDR	2,400	1,645
IRPC PCL, NVDR	10,300	1,048
Kasikornbank PCL, NVDR	500	3,761
Krung Thai Bank PCL, NVDR	4,000	2,912
PTT Exploration & Production PCL, NVDR	1,000	4,127
PTT PCL, NVDR	700	8,165
Siam Commercial Bank PCL, NVDR	600	3,591
Thai Oil PCL, NVDR	800	1,054

		29,379

Turkey — 0.5%
Akbank TAS	521	2,108
Anadolu Efes Biracilik Ve Malt Sanayii AS*	38	435
Arcelik AS	309	1,975
BIM Birlesik Magazalar AS	58	1,290
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	815	1,035
Enka Insaat ve Sanayi AS	294	764
Eregli Demir ve Celik Fabrikalari TAS	891	1,809
Ford Otomotiv Sanayi AS	136	1,831
Haci Omer Sabanci Holding AS	285	1,360
KOC Holding AS	238	1,339
TAV Havalimanlari Holding AS	175	1,497
Tofas Turk Otomobil Fabrikasi AS	224	1,593
Tupras Turkiye Petrol Rafinerileri AS	65	1,466
Turk Hava Yollari*	211	875
Turk Telekomunikasyon AS	259	828
Turkcell Iletisim Hizmetleri AS*	249	1,575
Turkiye Garanti Bankasi AS	641	2,819
Turkiye Halk Bankasi AS	157	1,117
Turkiye Is Bankasi, Class C	451	1,251
Turkiye Sise ve Cam Fabrikalari AS	164	261
Turkiye Vakiflar Bankasi TAO, Class D	131	301
Ulker Biskuvi Sanayi AS	24	180
Yapi ve Kredi Bankasi AS	218	522

		28,231

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	400	800
Aldar Properties PJSC	900	782
Arabtec Holding Co.*	300	324
DP World Ltd.	100	2,116
Dubai Financial Market	700	499
Dubai Islamic Bank PJSC	200	411

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
United Arab Emirates (Continued)

Emaar Properties PJSC	974	$2,904
First Gulf Bank PJSC	555	2,712
National Bank of Abu Dhabi PJSC	275	1,011

		11,559

United Kingdom — 13.1%
3i Group PLC	299	2,074
Aberdeen Asset Management PLC	281	1,975
Admiral Group PLC	57	1,104
Aggreko PLC	74	1,772
Amec Foster Wheeler PLC	84	1,226
Anglo American PLC	679	14,016
Antofagasta PLC	106	1,220
ARM Holdings PLC	403	5,757
Ashtead Group PLC	100	1,646
Associated British Foods PLC	101	5,053
AstraZeneca PLC	360	26,879
Aviva PLC	836	6,634
Babcock International Group PLC	139	2,469
BAE Systems PLC	874	6,568
Barclays PLC	4,596	17,599
BG Group PLC	967	13,597
BHP Billiton PLC	611	14,478
BP PLC	5,240	34,393
British American Tobacco PLC	547	32,421
British Land Co. PLC REIT	277	3,323
BT Group PLC	2,319	14,859
Bunzl PLC	90	2,511
Burberry Group PLC	121	3,119
Capita PLC	188	3,142
Carnival PLC	47	2,070
Centrica PLC	1,507	6,699
CNH Industrial NV	253	1,980
Cobham PLC	290	1,366
Compass Group PLC	444	7,560
Croda International PLC	44	1,687
Diageo PLC	739	22,867
Direct Line Insurance Group PLC	384	1,766
Dixons Carphone PLC	256	1,693
easyJet PLC	49	1,265
Fiat Chrysler Automobiles NV*	285	3,555
G4S PLC	453	1,956
GKN PLC	495	2,670
GlaxoSmithKline PLC	1,392	32,289
Hammerson PLC REIT	178	1,732
Hargreaves Lansdown PLC	71	1,082
HSBC Holdings PLC	5,416	53,889
ICAP PLC	158	1,029
IMI PLC	73	1,347
Imperial Tobacco Group PLC	278	12,854
Inmarsat PLC	125	1,551
InterContinental Hotels Group PLC	61	2,582
International Consolidated Airlines Group SA*	310	2,215
Intertek Group PLC	48	1,751
Intu Properties PLC REIT	230	1,282

	Number of Shares	Value

United Kingdom (Continued)
Investec PLC	159	$1,470
ITV PLC	1,156	3,868
J Sainsbury PLC	279	1,017
Johnson Matthey PLC	57	2,961
Kingfisher PLC	692	3,372
Land Securities Group PLC REIT	225	4,175
Legal & General Group PLC	1,651	6,362
Lloyds Banking Group PLC*	15,949	20,017
London Stock Exchange Group PLC	66	2,325
Marks & Spencer Group PLC	470	3,586
Meggitt PLC	209	1,642
Melrose Industries PLC	280	1,131
National Grid PLC	1,092	15,863
Next PLC	45	4,762
Old Mutual PLC	1,369	4,283
Pearson PLC	239	4,596
Persimmon PLC*	84	2,011
Petrofac Ltd.	80	1,031
Prudential PLC	728	17,603
Reckitt Benckiser Group PLC	176	14,447
Reed Elsevier PLC	342	5,946
Rexam PLC	194	1,371
Rio Tinto PLC	353	16,500
Rolls-Royce Holdings PLC*	523	6,883
Royal Bank of Scotland Group PLC*	656	4,051
Royal Mail PLC	185	1,207
RSA Insurance Group PLC*	271	1,982
SABMiller PLC	624	34,738
Sage Group PLC (The)	315	2,003
Schroders PLC	41	1,726
Segro PLC REIT	168	1,029
Severn Trent PLC	78	2,489
Sky PLC	326	4,746
Smith & Nephew PLC	260	4,508
Smiths Group PLC	106	1,916
Sports Direct International PLC*	74	764
SSE PLC	297	7,608
Standard Chartered PLC	695	10,173
Standard Life PLC	661	4,378
Subsea 7 SA	96	956
Tate & Lyle PLC	172	1,621
Tesco PLC	2,141	6,235
Travis Perkins PLC	66	1,863
TUI Travel PLC	103	716
Tullow Oil PLC	267	1,777
Unilever PLC	374	15,808
United Utilities Group PLC	205	2,900
Vodafone Group PLC	7,688	28,094
Weir Group PLC (The)	58	1,700
Whitbread PLC	45	3,224
William Hill PLC	225	1,177
WM Morrison Supermarkets PLC	536	1,494
WPP PLC	393	8,226

		694,903

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

United States — 0.4%
Thomson Reuters Corp.	100	$3,988
Valeant Pharmaceuticals International, Inc.*	100	14,552

		18,540

TOTAL COMMON STOCKS (Cost $5,313,373)		5,167,274

PREFERRED STOCKS — 1.5%
Brazil — 0.8%
Banco Bradesco SA	604	9,284
Banco do Estado do Rio Grande do Sul SA, Class B	100	581
Bradespar SA	100	586
Braskem SA, Class A	3	22
Centrais Eletricas Brasileiras SA, Class B	100	300
Cia Brasileira de Distribuicao	24	1,012
Cia Energetica de Minas Gerais	200	1,094
Cia Paranaense de Energia, Class B	6	82
Gerdau SA	300	1,270
Itau Unibanco Holding SA	782	11,728
Itausa — Investimentos Itau SA	880	3,583
Lojas Americanas SA	125	822
Metalurgica Gerdau SA	100	505
Oi SA*	837	449
Petroleo Brasileiro SA	1,200	5,968
Suzano Papel e Celulose SA, Class A	100	423
Telefonica Brasil SA	100	2,040
Usinas Siderurgicas de Minas Gerais SA, Class A*	182	368
Vale SA	597	4,639

		44,756

Chile — 0.0%
Embotelladora Andina SA, Class B	165	503
Sociedad Quimica y Minera de Chile SA, Class B	30	759

		1,262

Colombia — 0.1%
Bancolombia SA	166	2,144
Grupo Aval Acciones y Valores	1,061	672
Grupo de Inversiones Suramericana SA	31	555

		3,371

	Number of Shares	Value

Germany — 0.4%
Bayerische Motoren Werke AG	14	$1,189
Fuchs Petrolub SE	20	827
Henkel AG & Co. KGaA	48	5,325
Porsche Automobil Holding SE	42	3,658
Volkswagen AG	47	10,823

		21,822

South Korea — 0.2%
Hyundai Motor Co.	14	1,624
Hyundai Motor Co. — 2nd Preferred	15	1,800
LG Chem Ltd.	7	1,055
Samsung Electronics Co. Ltd.	6	5,681

		10,160

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C*	47,070	74

TOTAL PREFERRED STOCKS (Cost $85,600)		81,445

RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings Ltd., Class R*, expires 1/15/15	14	21

South Korea — 0.0%
DGB Financial Group, Inc.*, expires 2/13/15	12	17

TOTAL RIGHTS (Cost $0)		38

WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $83)	83	181

TOTAL INVESTMENTS — 98.9% (Cost $5,399,056)		$5,248,938
Other assets less liabilities — 1.1%		57,906

NET ASSETS — 100.0%		$5,306,844

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	CHF	163,000	USD	169,388	$695
JP Morgan & Chase Co.	12/2/2014	CHF	163,000	USD	169,388	694
The Bank of New York Mellon	12/2/2014	CHF	2,000	USD	2,085	15
Barclays Bank PLC	12/2/2014	DKK	168,000	USD	28,283	207
JP Morgan & Chase Co.	12/2/2014	DKK	168,000	USD	28,283	207
Barclays Bank PLC	12/2/2014	EUR	422,000	USD	528,811	4,073
JP Morgan & Chase Co.	12/2/2014	EUR	422,000	USD	528,804	4,065
The Bank of New York Mellon	12/2/2014	EUR	1,300	USD	1,621	4
The Bank of New York Mellon	12/2/2014	EUR	1,500	USD	1,883	18

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	GBP	240,000	USD	383,908	$9,026
JP Morgan & Chase Co.	12/2/2014	GBP	240,000	USD	383,873	8,990
The Bank of New York Mellon	12/2/2014	GBP	2,210	USD	3,536	84
Barclays Bank PLC	12/2/2014	ILS	41,000	USD	10,811	283
JP Morgan & Chase Co.	12/2/2014	ILS	41,000	USD	10,811	283
Barclays Bank PLC	12/2/2014	NOK	108,000	USD	15,981	587
JP Morgan & Chase Co.	12/2/2014	NOK	108,000	USD	15,983	588
Barclays Bank PLC	12/2/2014	SEK	383,000	USD	51,757	393
JP Morgan & Chase Co.	12/2/2014	SEK	383,000	USD	51,757	393
Barclays Bank PLC	12/2/2014	USD	525,812	EUR	422,000	(1,073)
Barclays Bank PLC	12/2/2014	USD	375,852	GBP	240,000	(969)
Barclays Bank PLC	12/2/2014	USD	169,087	CHF	163,000	(394)
Barclays Bank PLC	12/2/2014	USD	51,455	SEK	383,000	(91)
Barclays Bank PLC	12/2/2014	USD	28,132	DKK	168,000	(56)
Barclays Bank PLC	12/2/2014	USD	15,417	NOK	108,000	(22)
Barclays Bank PLC	12/2/2014	USD	10,523	ILS	41,000	5
JP Morgan & Chase Co.	12/2/2014	USD	519,853	EUR	417,000	(1,332)
JP Morgan & Chase Co.	12/2/2014	USD	371,937	GBP	237,500	(959)
JP Morgan & Chase Co.	12/2/2014	USD	169,175	CHF	163,000	(482)
JP Morgan & Chase Co.	12/2/2014	USD	51,465	SEK	383,000	(101)
JP Morgan & Chase Co.	12/2/2014	USD	3,995	GBP	2,500	(90)
JP Morgan & Chase Co.	12/2/2014	USD	28,147	DKK	168,000	(71)
JP Morgan & Chase Co.	12/2/2014	USD	6,243	EUR	5,000	(25)
JP Morgan & Chase Co.	12/2/2014	USD	15,416	NOK	108,000	(21)
JP Morgan & Chase Co.	12/2/2014	USD	10,519	ILS	41,000	9
The Bank of New York Mellon	12/2/2014	USD	3,503	EUR	2,800	(21)
The Bank of New York Mellon	12/2/2014	USD	3,461	GBP	2,210	(9)
The Bank of New York Mellon	12/2/2014	USD	2,076	CHF	2,000	(6)
Barclays Bank PLC	12/3/2014	AUD	166,000	USD	145,618	4,399
JP Morgan & Chase Co.	12/3/2014	AUD	166,000	USD	145,636	4,417
The Bank of New York Mellon	12/3/2014	AUD	1,400	USD	1,221	30
Barclays Bank PLC	12/3/2014	BRL	144,000	USD	58,182	2,280
JP Morgan & Chase Co.	12/3/2014	BRL	144,000	USD	58,201	2,299
Barclays Bank PLC	12/3/2014	CAD	213,000	USD	188,781	2,524
JP Morgan & Chase Co.	12/3/2014	CAD	213,000	USD	188,793	2,536
The Bank of New York Mellon	12/3/2014	CAD	14,300	USD	12,542	38
Barclays Bank PLC	12/3/2014	CLP	6,380,000	USD	10,991	509
JP Morgan & Chase Co.	12/3/2014	CLP	6,380,000	USD	11,009	526
Barclays Bank PLC	12/3/2014	COP	10,422,000	USD	5,044	345
JP Morgan & Chase Co.	12/3/2014	COP	10,422,000	USD	5,036	337
Barclays Bank PLC	12/3/2014	CZK	39,000	USD	1,757	2
JP Morgan & Chase Co.	12/3/2014	CZK	39,000	USD	1,757	2
JP Morgan & Chase Co.	12/3/2014	EGP	22,000	USD	3,053	(22)
JP Morgan & Chase Co.	12/3/2014	EGP	22,000	USD	3,053	(22)
Barclays Bank PLC	12/3/2014	HKD	1,353,000	USD	174,467	5
JP Morgan & Chase Co.	12/3/2014	HKD	1,353,000	USD	174,467	5
The Bank of New York Mellon	12/3/2014	HKD	58,500	USD	7,546	3
Barclays Bank PLC	12/3/2014	HUF	546,000	USD	2,217	2
JP Morgan & Chase Co.	12/3/2014	HUF	546,000	USD	2,217	2
Barclays Bank PLC	12/3/2014	IDR	200,716,000	USD	16,540	102
JP Morgan & Chase Co.	12/3/2014	IDR	200,716,000	USD	16,518	80
Barclays Bank PLC	12/3/2014	INR	1,784,000	USD	28,947	217
JP Morgan & Chase Co.	12/3/2014	INR	1,784,000	USD	28,943	213
Barclays Bank PLC	12/3/2014	JPY	40,630,000	USD	362,509	20,240
JP Morgan & Chase Co.	12/3/2014	JPY	40,630,000	USD	362,490	20,220
The Bank of New York Mellon	12/3/2014	JPY	1,650,000	USD	14,394	494
Barclays Bank PLC	12/3/2014	KRW	93,250,000	USD	86,801	2,648
JP Morgan & Chase Co.	12/3/2014	KRW	93,250,000	USD	87,146	2,994

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	MXN	422,000	USD	31,240	$915
JP Morgan & Chase Co.	12/3/2014	MXN	422,000	USD	31,242	917
Barclays Bank PLC	12/3/2014	MYR	87,000	USD	26,232	518
JP Morgan & Chase Co.	12/3/2014	MYR	87,000	USD	26,383	669
Barclays Bank PLC	12/3/2014	NZD	5,000	USD	3,878	(43)
JP Morgan & Chase Co.	12/3/2014	NZD	5,000	USD	3,879	(42)
Barclays Bank PLC	12/3/2014	PHP	337,000	USD	7,489	(14)
JP Morgan & Chase Co.	12/3/2014	PHP	337,000	USD	7,510	6
Barclays Bank PLC	12/3/2014	PLN	48,000	USD	14,253	(8)
JP Morgan & Chase Co.	12/3/2014	PLN	48,000	USD	14,256	(6)
Barclays Bank PLC	12/3/2014	QAR	26,000	USD	7,138	(3)
Barclays Bank PLC	12/3/2014	RUB	731,000	USD	16,830	2,173
JP Morgan & Chase Co.	12/3/2014	RUB	731,000	USD	16,878	2,220
Barclays Bank PLC	12/3/2014	SGD	35,000	USD	27,221	384
JP Morgan & Chase Co.	12/3/2014	SGD	35,000	USD	27,221	384
Barclays Bank PLC	12/3/2014	THB	469,000	USD	14,366	85
JP Morgan & Chase Co.	12/3/2014	THB	469,000	USD	14,358	77
Barclays Bank PLC	12/3/2014	TRY	28,000	USD	12,526	(71)
JP Morgan & Chase Co.	12/3/2014	TRY	28,000	USD	12,530	(68)
Barclays Bank PLC	12/3/2014	TWD	1,668,000	USD	54,742	843
JP Morgan & Chase Co.	12/3/2014	TWD	1,668,000	USD	54,808	909
Barclays Bank PLC	12/3/2014	USD	141,664	AUD	166,000	(446)
Barclays Bank PLC	12/3/2014	USD	186,620	CAD	213,000	(364)
Barclays Bank PLC	12/3/2014	USD	14,795	RUB	731,000	(137)
Barclays Bank PLC	12/3/2014	USD	342,378	JPY	40,630,000	(109)
Barclays Bank PLC	12/3/2014	USD	14,482	ZAR	160,000	(43)
Barclays Bank PLC	12/3/2014	USD	14,304	PLN	48,000	(42)
Barclays Bank PLC	12/3/2014	USD	30,353	MXN	422,000	(29)
Barclays Bank PLC	12/3/2014	USD	12,621	TRY	28,000	(23)
Barclays Bank PLC	12/3/2014	USD	4,713	COP	10,422,000	(14)
Barclays Bank PLC	12/3/2014	USD	26,846	SGD	35,000	(10)
Barclays Bank PLC	12/3/2014	USD	10,492	CLP	6,380,000	(9)
Barclays Bank PLC	12/3/2014	USD	174,468	HKD	1,353,000	(6)
Barclays Bank PLC	12/3/2014	USD	2,219	HUF	546,000	(5)
Barclays Bank PLC	12/3/2014	USD	1,757	CZK	39,000	(3)
Barclays Bank PLC	12/3/2014	USD	3,924	NZD	5,000	(3)
Barclays Bank PLC	12/3/2014	USD	55,903	BRL	144,000	(1)
Barclays Bank PLC	12/3/2014	USD	7,140	QAR	26,000	1
Barclays Bank PLC	12/3/2014	USD	7,497	PHP	337,000	6
Barclays Bank PLC	12/3/2014	USD	14,264	THB	469,000	17
Barclays Bank PLC	12/3/2014	USD	28,681	INR	1,784,000	49
Barclays Bank PLC	12/3/2014	USD	16,372	IDR	200,716,000	67
Barclays Bank PLC	12/3/2014	USD	25,606	MYR	87,000	109
Barclays Bank PLC	12/3/2014	USD	53,742	TWD	1,668,000	157
Barclays Bank PLC	12/3/2014	USD	83,865	KRW	93,250,000	287
JP Morgan & Chase Co.	12/3/2014	USD	186,792	CAD	213,000	(536)
JP Morgan & Chase Co.	12/3/2014	USD	141,672	AUD	166,000	(453)
JP Morgan & Chase Co.	12/3/2014	USD	14,767	RUB	731,000	(109)
JP Morgan & Chase Co.	12/3/2014	USD	2,633	JPY	300,000	(106)
JP Morgan & Chase Co.	12/3/2014	USD	14,311	PLN	48,000	(49)
JP Morgan & Chase Co.	12/3/2014	USD	16,481	IDR	200,716,000	(42)
JP Morgan & Chase Co.	12/3/2014	USD	14,482	ZAR	160,000	(42)
JP Morgan & Chase Co.	12/3/2014	USD	28,764	INR	1,784,000	(34)
JP Morgan & Chase Co.	12/3/2014	USD	30,358	MXN	422,000	(33)
JP Morgan & Chase Co.	12/3/2014	USD	12,624	TRY	28,000	(27)
JP Morgan & Chase Co.	12/3/2014	USD	26,853	SGD	35,000	(16)
JP Morgan & Chase Co.	12/3/2014	USD	4,713	COP	10,422,000	(15)

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/3/2014	USD	84,164	KRW	93,250,000	$(12)
JP Morgan & Chase Co.	12/3/2014	USD	6,162	EGP	44,000	(11)
JP Morgan & Chase Co.	12/3/2014	USD	174,469	HKD	1,353,000	(7)
JP Morgan & Chase Co.	12/3/2014	USD	2,222	HUF	546,000	(7)
JP Morgan & Chase Co.	12/3/2014	USD	25,720	MYR	87,000	(6)
JP Morgan & Chase Co.	12/3/2014	USD	1,759	CZK	39,000	(5)
JP Morgan & Chase Co.	12/3/2014	USD	3,925	NZD	5,000	(3)
JP Morgan & Chase Co.	12/3/2014	USD	10,485	CLP	6,380,000	(2)
JP Morgan & Chase Co.	12/3/2014	USD	7,505	PHP	337,000	(1)
JP Morgan & Chase Co.	12/3/2014	USD	55,898	BRL	144,000	3
JP Morgan & Chase Co.	12/3/2014	USD	14,278	THB	469,000	3
JP Morgan & Chase Co.	12/3/2014	USD	53,859	TWD	1,668,000	41
JP Morgan & Chase Co.	12/3/2014	USD	336,771	JPY	40,330,000	(67)
The Bank of New York Mellon	12/3/2014	USD	12,540	CAD	14,300	(36)
The Bank of New York Mellon	12/3/2014	USD	3,398	JPY	400,000	(29)
The Bank of New York Mellon	12/3/2014	USD	1,195	AUD	1,400	(4)
The Bank of New York Mellon	12/3/2014	USD	10,533	JPY	1,250,000	(3)
The Bank of New York Mellon	12/3/2014	USD	7,544	HKD	58,500	—
Barclays Bank PLC	12/3/2014	ZAR	160,000	USD	14,416	(24)
JP Morgan & Chase Co.	12/3/2014	ZAR	160,000	USD	14,417	(23)
Barclays Bank PLC	12/8/2014	AED	19,000	USD	5,171	(2)
Barclays Bank PLC	12/8/2014	USD	5,173	AED	19,000	—
Barclays Bank PLC	1/5/2015	DKK	174,000	USD	29,142	56
JP Morgan & Chase Co.	1/5/2015	DKK	174,000	USD	29,158	72
Barclays Bank PLC	1/5/2015	EUR	463,000	USD	576,995	1,152
JP Morgan & Chase Co.	1/5/2015	EUR	463,000	USD	577,299	1,456
Barclays Bank PLC	1/5/2015	GBP	254,000	USD	397,698	1,034
JP Morgan & Chase Co.	1/5/2015	GBP	254,000	USD	397,699	1,034
Barclays Bank PLC	1/5/2015	NOK	2,104	USD	300	—
Barclays Bank PLC	1/5/2015	NOK	104,000	USD	14,828	23
JP Morgan & Chase Co.	1/5/2015	NOK	104,000	USD	14,827	22
Barclays Bank PLC	1/5/2015	SEK	408,000	USD	54,817	95
JP Morgan & Chase Co.	1/5/2015	SEK	408,000	USD	54,829	107
Barclays Bank PLC	1/5/2015	USD	24,500	EUR	19,660	(49)
Barclays Bank PLC	1/5/2015	USD	6,100	GBP	3,896	(16)
Barclays Bank PLC	1/5/2015	USD	3,100	CHF	2,987	(7)
Barclays Bank PLC	1/5/2015	USD	1,500	SEK	11,164	(3)
Barclays Bank PLC	1/5/2015	USD	300	DKK	1,791	(1)
Barclays Bank PLC	1/6/2015	AUD	169,000	USD	143,869	453
JP Morgan & Chase Co.	1/6/2015	AUD	169,000	USD	143,886	470
Barclays Bank PLC	1/6/2015	BRL	152,000	USD	58,437	1
JP Morgan & Chase Co.	1/6/2015	BRL	152,000	USD	58,423	(13)
Barclays Bank PLC	1/6/2015	CAD	243,000	USD	212,766	451
JP Morgan & Chase Co.	1/6/2015	CAD	243,000	USD	212,937	622
Barclays Bank PLC	1/6/2015	CHF	173,000	USD	179,536	396
JP Morgan & Chase Co.	1/6/2015	CHF	173,000	USD	179,633	493
Barclays Bank PLC	1/6/2015	CLP	6,740,000	USD	11,044	8
JP Morgan & Chase Co.	1/6/2015	CLP	6,740,000	USD	11,034	(1)
Barclays Bank PLC	1/6/2015	COP	10,019,000	USD	4,517	16
JP Morgan & Chase Co.	1/6/2015	COP	10,019,000	USD	4,512	11
Barclays Bank PLC	1/6/2015	CZK	40,000	USD	1,803	3
JP Morgan & Chase Co.	1/6/2015	CZK	40,000	USD	1,805	5
Barclays Bank PLC	1/6/2015	HKD	1,426,000	USD	183,875	5
JP Morgan & Chase Co.	1/6/2015	HKD	1,426,000	USD	183,874	4
Barclays Bank PLC	1/6/2015	HUF	589,000	USD	2,392	5
JP Morgan & Chase Co.	1/6/2015	HUF	589,000	USD	2,395	8
Barclays Bank PLC	1/6/2015	IDR	211,212,000	USD	17,155	(43)

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/6/2015	IDR	211,212,000	USD	17,204	$6
Barclays Bank PLC	1/6/2015	ILS	44,000	USD	11,293	(6)
JP Morgan & Chase Co.	1/6/2015	ILS	44,000	USD	11,288	(11)
Barclays Bank PLC	1/6/2015	INR	1,795,000	USD	28,692	(4)
JP Morgan & Chase Co.	1/6/2015	INR	1,795,000	USD	28,769	73
Barclays Bank PLC	1/6/2015	KRW	94,920,000	USD	85,144	(380)
JP Morgan & Chase Co.	1/6/2015	KRW	94,920,000	USD	85,520	(4)
Barclays Bank PLC	1/6/2015	MXN	425,000	USD	30,494	20
JP Morgan & Chase Co.	1/6/2015	MXN	425,000	USD	30,509	35
Barclays Bank PLC	1/6/2015	MYR	87,000	USD	25,506	(138)
JP Morgan & Chase Co.	1/6/2015	MYR	87,000	USD	25,627	(17)
Barclays Bank PLC	1/6/2015	SGD	36,000	USD	27,605	9
JP Morgan & Chase Co.	1/6/2015	SGD	36,000	USD	27,607	12
Barclays Bank PLC	1/6/2015	TRY	224	USD	100	—
Barclays Bank PLC	1/6/2015	TRY	31,000	USD	13,863	7
JP Morgan & Chase Co.	1/6/2015	TRY	31,000	USD	13,890	34
Barclays Bank PLC	1/6/2015	USD	21,200	CAD	24,213	(45)
Barclays Bank PLC	1/6/2015	USD	4,500	AUD	5,286	(14)
Barclays Bank PLC	1/6/2015	USD	1,800	BRL	4,682	—
Barclays Bank PLC	1/6/2015	USD	1,500	HKD	11,633	—
Barclays Bank PLC	1/6/2015	USD	200	HUF	49,245	—
Barclays Bank PLC	1/6/2015	USD	700	ILS	2,727	—
Barclays Bank PLC	1/6/2015	ZAR	161,000	USD	14,483	40
JP Morgan & Chase Co.	1/6/2015	ZAR	161,000	USD	14,485	43
Barclays Bank PLC	1/7/2015	AED	28,000	USD	7,622	(1)
Barclays Bank PLC	1/7/2015	JPY	45,088,000	USD	380,149	92
JP Morgan & Chase Co.	1/7/2015	JPY	45,088,000	USD	380,105	47
Barclays Bank PLC	1/7/2015	NZD	5,000	USD	3,910	4
JP Morgan & Chase Co.	1/7/2015	NZD	5,000	USD	3,911	4
Barclays Bank PLC	1/7/2015	PHP	348,000	USD	7,720	(13)
JP Morgan & Chase Co.	1/7/2015	PHP	348,000	USD	7,736	3
Barclays Bank PLC	1/7/2015	PLN	672	USD	200	1
Barclays Bank PLC	1/7/2015	PLN	50,000	USD	14,876	44
JP Morgan & Chase Co.	1/7/2015	PLN	50,000	USD	14,883	51
Barclays Bank PLC	1/7/2015	QAR	38,000	USD	10,431	(2)
Barclays Bank PLC	1/7/2015	THB	494,000	USD	14,976	(40)
JP Morgan & Chase Co.	1/7/2015	THB	494,000	USD	14,985	(30)
Barclays Bank PLC	1/7/2015	TWD	1,803,000	USD	58,118	(167)
JP Morgan & Chase Co.	1/7/2015	TWD	1,803,000	USD	58,199	(86)
Barclays Bank PLC	1/7/2015	USD	5,800	JPY	687,915	(1)
Barclays Bank PLC	1/8/2015	EGP	43,000	USD	5,907	(65)
Barclays Bank PLC	1/13/2015	RUB	771,000	USD	15,345	137
JP Morgan & Chase Co.	1/13/2015	RUB	771,000	USD	15,358	150

Total net unrealized appreciation						$107,616

Currency Abbreviations

AED – Arab Emirates Dirham

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

DKK – Danish Krone

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli New Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

QAR – Qatari Rial

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing security.

‡ Fair valued security.

144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of this security amounted to $9,555 or 0.2% of net assets.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Listed on London Stock Exchange.

ADR – American Depositary Receipt

CDI – Chess Depositary Interest

CPO – Ordinary Participation Certificates

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non Voting Depositary Receipt

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SDR – Swedish Depositary Receipt

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Australia — 23.1%
AGL Energy Ltd.	1,501	$16,744
ALS Ltd.	733	3,143
Alumina Ltd.*	4,711	6,694
Amcor Ltd.	2,060	21,315
AMP Ltd.	5,520	26,491
APA Group (a)	2,006	13,433
Asciano Ltd.	976	4,883
ASX Ltd.	353	10,813
Aurizon Holdings Ltd.	3,042	11,933
AusNet Services (a)	5,702	6,404
Australia & New Zealand Banking Group Ltd.	4,484	121,789
Bank of Queensland Ltd.	326	3,417
Bendigo and Adelaide Bank Ltd.	720	7,823
BHP Billiton Ltd.	5,065	133,259
Boral Ltd.	1,112	4,627
Brambles Ltd.	2,798	23,141
Caltex Australia Ltd.	231	5,946
Coca-Cola Amatil Ltd.	966	7,513
Cochlear Ltd.	73	4,320
Commonwealth Bank of Australia	2,795	191,974
Computershare Ltd.	551	5,415
Crown Resorts Ltd.	675	8,259
CSL Ltd.	814	57,190
Dexus Property Group REIT	1,238	7,490
Federation Centres REIT	2,583	6,088
Flight Centre Travel Group Ltd.	70	2,408
Fortescue Metals Group Ltd.	3,464	8,666
Goodman Group REIT	1,980	9,182
GPT Group REIT	2,504	8,821
Harvey Norman Holdings Ltd.	1,250	3,925
Healthscope Ltd.*	1,000	2,221
Iluka Resources Ltd.	677	3,946
Incitec Pivot Ltd.	1,637	3,970
Insurance Australia Group Ltd.	4,272	23,155
Leighton Holdings Ltd.	308	5,276
Lend Lease Group (a)	697	9,092
Macquarie Group Ltd.	578	28,737
Metcash Ltd.	1,232	2,736
Mirvac Group REIT	4,868	7,270
National Australia Bank Ltd.	3,684	102,191
Newcrest Mining Ltd.*	1,549	13,629
Novion Property Group REIT	4,823	8,741
Orica Ltd.	464	7,185
Origin Energy Ltd.	2,031	21,170
Qantas Airways Ltd.*	4,069	6,648
QBE Insurance Group Ltd.	1,822	16,837
Ramsay Health Care Ltd.	334	15,389
REA Group Ltd.	74	2,860
Rio Tinto Ltd.	693	34,850
Santos Ltd.	1,637	14,068
Scentre Group REIT*	10,406	30,724
Seek Ltd.	623	9,060
Sonic Healthcare Ltd.	752	11,166
Stockland REIT	3,965	13,900
Suncorp Group Ltd.	2,686	32,774

	Number of Shares	Value

Australia (Continued)
Sydney Airport (a)	1,090	$4,118
Tabcorp Holdings Ltd.	903	3,135
Tatts Group Ltd.	2,469	7,164
Telstra Corp. Ltd.	7,834	37,930
Toll Holdings Ltd.	1,067	5,121
TPG Telecom Ltd.	388	2,446
Transurban Group (a)	2,809	19,862
Treasury Wine Estates Ltd.	2,195	8,853
Wesfarmers Ltd.	1,833	64,611
Westfield Corp. REIT	3,887	27,419
Westpac Banking Corp.	4,869	134,856
Woodside Petroleum Ltd.	1,062	32,306
Woolworths Ltd.	2,236	59,209
WorleyParsons Ltd.	202	1,911

		1,579,642

China — 16.2%
AAC Technologies Holdings, Inc.	945	5,562
Agricultural Bank of China Ltd., Class H	13,753	6,526
Anhui Conch Cement Co. Ltd., Class H	1,375	4,655
Anta Sports Products Ltd.	3,750	7,766
AviChina Industry & Technology Co. Ltd., Class H	5,500	3,879
Bank of China Ltd., Class H	97,524	50,301
BBMG Corp., Class H	2,905	2,401
Beijing Capital International Airport Co. Ltd., Class H	12,503	9,770
Belle International Holdings Ltd.	18,754	21,305
Byd Co. Ltd., Class H	1,106	6,710
China Cinda Asset Management Co. Ltd., Class H*	3,000	1,602
China Communications Construction Co. Ltd., Class H	7,501	7,506
China Communications Services Corp. Ltd., Class H	2,000	975
China Construction Bank Corp., Class H	64,977	49,265
China COSCO Holdings Co. Ltd., Class H*	7,828	3,846
China Everbright Bank Co. Ltd., Class H	7,960	4,065
China Gas Holdings Ltd.	10,002	18,675
China Huishan Dairy Holdings Co. Ltd.	26,885	5,651
China International Marine Containers (Group) Co. Ltd., Class H	1,250	2,846
China Life Insurance Co. Ltd., Class H	11,252	39,101
China Longyuan Power Group Corp., Class H	7,501	8,067
China Mengniu Dairy Co. Ltd.	2,500	10,138
China Merchants Bank Co. Ltd., Class H	5,001	10,356
China Minsheng Banking Corp. Ltd., Class H	12,598	13,840
China National Building Material Co. Ltd., Class H	915	894
China Oilfield Services Ltd., Class H	2,500	4,403
China Pacific Insurance Group Co. Ltd., Class H	5,626	23,577
China Petroleum & Chemical Corp., Class H	45,011	36,855
China Railway Construction Corp. Ltd., Class H	3,625	4,165
China Railway Group Ltd., Class H	1,250	906

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

China (Continued)
China Resources Power Holdings Co. Ltd.	2,500	$7,285
China Shenhua Energy Co. Ltd., Class H	5,751	16,351
China Shipping Container Lines Co. Ltd., Class H*	2,069	608
China State Construction International Holdings Ltd.	5,001	7,596
China Telecom Corp. Ltd., Class H	12,503	7,577
China Vanke Co. Ltd., Class H*	1,965	4,024
CITIC Securities Co. Ltd., Class H	1,250	3,667
CNOOC Ltd.	20,005	29,252
Country Garden Holdings Co. Ltd.	17,932	7,492
CSR Corp. Ltd., Class H	2,500	2,543
Datang International Power Generation Co. Ltd., Class H	1,188	668
Dongfeng Motor Group Co. Ltd., Class H	5,001	7,609
ENN Energy Holdings Ltd.	2,500	15,280
Evergrande Real Estate Group Ltd.	29,546	12,001
Fosun International Ltd.	12,099	14,774
GOME Electrical Appliances Holding Ltd.	16,000	2,352
Great Wall Motor Co. Ltd., Class H	3,350	16,890
Guangdong Investment Ltd.	10,002	13,800
Guangzhou Automobile Group Co. Ltd., Class H	5,001	4,733
Guangzhou R&F Properties Co. Ltd., Class H	13,539	16,725
Haitong Securities Co. Ltd., Class H	2,500	5,318
Hengan International Group Co. Ltd.	2,250	24,385
Huadian Power International Corp. Ltd., Class H	2,300	1,880
Huaneng Power International, Inc., Class H	5,001	5,862
Industrial & Commercial Bank of China Ltd., Class H	103,620	70,281
Intime Retail Group Co. Ltd.	2,500	1,979
Jiangsu Expressway Co. Ltd., Class H	12,503	14,171
Kingsoft Corp. Ltd.	922	2,209
Lee & Man Paper Manufacturing Ltd.	3,466	1,930
Lenovo Group Ltd.	16,505	23,155
Longfor Properties Co. Ltd.	4,751	6,396
New China Life Insurance Co. Ltd., Class H	1,125	5,099
Nine Dragons Paper Holdings Ltd.	1,724	1,472
People’s Insurance Co. (Group) of China Ltd., Class H	22,505	10,911
PetroChina Co. Ltd., Class H	24,127	26,164
PICC Property & Casualty Co. Ltd., Class H	5,001	10,073
Ping An Insurance Group Co. of China Ltd., Class H	2,000	16,776
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,625	3,211
Shanghai Electric Group Co. Ltd., Class H	10,002	5,997
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,625	3,872
Shenzhou International Group Holdings Ltd.	5,001	16,637
Shimao Property Holdings Ltd.	1,763	4,219
Sihuan Pharmaceutical Holdings Group Ltd.	4,508	3,371
Sino Biopharmaceutical Ltd.	14,506	14,347
Sino-Ocean Land Holdings Ltd.	2,700	1,619
Sinopec Engineering Group Co. Ltd., Class H	1,900	1,666

	Number of Shares	Value

China (Continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	23,099	$7,178
Sinopharm Group Co. Ltd., Class H	1,750	6,522
Soho China Ltd.	41,066	31,082
Sun Art Retail Group Ltd.	7,001	7,953
Tencent Holdings Ltd.	7,905	126,394
Tingyi Cayman Islands Holding Corp.	2,500	5,944
Tsingtao Brewery Co. Ltd., Class H	2,500	17,553
Uni-President China Holdings Ltd.	2,500	2,202
Want Want China Holdings Ltd.	17,504	22,977
Weichai Power Co. Ltd., Class H	1,250	4,740
Zhejiang Expressway Co. Ltd., Class H	15,003	16,792
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,950	8,386
Zijin Mining Group Co. Ltd., Class H	23,003	6,140
ZTE Corp., Class H	1,810	4,332

		1,108,030

Hong Kong — 13.3%
AIA Group Ltd.	22,745	131,392
Alibaba Health Information Technology Ltd.*	5,718	4,026
Alibaba Pictures Group Ltd.*	4,078	847
ASM Pacific Technology Ltd.	582	5,925
Bank of East Asia Ltd. (The)	625	2,619
Beijing Enterprises Holdings Ltd.	2,750	21,950
Beijing Enterprises Water Group Ltd.*	10,229	7,030
BOC Hong Kong (Holdings) Ltd.	3,625	12,808
Brilliance China Automotive Holdings Ltd.	5,001	8,525
Cheung Kong (Holdings) Ltd.	2,500	45,873
China Everbright International Ltd.	15,504	23,870
China Merchants Holdings International Co. Ltd.	5,001	17,121
China Mobile Ltd.	10,562	130,131
China Overseas Land & Investment Ltd.	7,501	22,536
China Resources Gas Group Ltd.	2,500	7,028
China Resources Land Ltd.	2,500	6,318
China South City Holdings Ltd.	6,100	3,138
China Taiping Insurance Holdings Co. Ltd.*	1,500	3,868
China Unicom (Hong Kong) Ltd.	3,882	5,906
CITIC Ltd.	1,294	2,256
CLP Holdings Ltd.	2,240	19,482
Far East Horizon Ltd.	3,750	3,491
First Pacific Co. Ltd.	2,500	2,637
Franshion Properties China Ltd.	3,578	1,010
Galaxy Entertainment Group Ltd.	3,750	25,603
GCL-Poly Energy Holdings Ltd.*	10,357	2,818
Geely Automobile Holdings Ltd.	10,000	4,345
Haier Electronics Group Co. Ltd.	2,500	6,979
Hanergy Thin Film Power Group Ltd.*	17,345	4,361
Hang Lung Properties Ltd.	3,750	11,267
Hang Seng Bank Ltd.	476	7,930
Henderson Land Development Co. Ltd.	2,750	18,439
HKT Trust and HKT Ltd. (a)	1,788	2,225
Hong Kong and China Gas Co. Ltd.	8,251	19,554
Hong Kong Exchanges & Clearing Ltd.	1,875	40,835
Hutchison Whampoa Ltd.	3,750	47,000

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Hong Kong (Continued)
Hysan Development Co. Ltd.	1,250	$5,778
Kerry Properties Ltd.	1,250	4,505
Kunlun Energy Co. Ltd.	10,002	10,821
Li & Fung Ltd.	7,501	8,337
Link REIT (The)	2,752	17,530
MGM China Holdings Ltd.	2,000	6,048
New World China Land Ltd.	12,808	7,927
New World Development Co. Ltd.	7,501	8,956
Noble Group Ltd.	8,752	8,221
NWS Holdings Ltd.	323	598
PCCW Ltd.	3,394	2,276
Power Assets Holdings Ltd.	2,111	20,157
Shangri-La Asia Ltd.	2,442	3,382
Sino Land Co. Ltd.	5,001	8,203
SJM Holdings Ltd.	8,752	17,379
Sun Hung Kai Properties Ltd.	2,500	36,556
Swire Pacific Ltd., Class A	750	10,309
Swire Properties Ltd.	359	1,116
Techtronic Industries Co. Ltd.	1,017	3,252
WH Group Ltd., 144A*	3,500	2,072
Wharf Holdings Ltd. (The)	3,750	27,054
Wheelock & Co. Ltd.	2,500	12,572
Yue Yuen Industrial (Holdings) Ltd.	167	599
Yuexiu Property Co. Ltd.	47,376	9,469

		914,260

India — 5.4%
Dr. Reddy’s Laboratories Ltd., ADR	625	36,494
ICICI Bank Ltd., ADR	875	51,529
Infosys Ltd., ADR	500	34,920
Larsen & Toubro Ltd., GDR	1,775	46,949
Reliance Industries Ltd., GDR, 144A	3,275	104,308
Tata Motors Ltd., ADR	1,200	54,792
Wipro Ltd., ADR	3,225	41,603

		370,595

Indonesia — 3.0%
PT Adaro Energy Tbk	40,635	3,596
PT Astra Agro Lestari Tbk	1,875	3,687
PT Astra International Tbk	20,308	11,856
PT Bank Central Asia Tbk	27,473	29,490
PT Bank Danamon Indonesia Tbk	3,875	1,334
PT Bank Mandiri Persero Tbk	12,128	10,459
PT Bank Negara Indonesia Persero Tbk	3,625	1,790
PT Bank Rakyat Indonesia Persero Tbk	19,379	18,301
PT Bumi Serpong Damai Tbk	6,501	943
PT Global Mediacom Tbk	17,504	2,302
PT Gudang Garam Tbk	750	3,760
PT Indo Tambangraya Megah Tbk	500	779
PT Indocement Tunggal Prakarsa Tbk	3,375	6,824
PT Indofood CBP Sukses Makmur Tbk	7,552	6,962
PT Indofood Sukses Makmur Tbk	4,276	2,348
PT Jasa Marga Persero Tbk	9,376	5,186
PT Kalbe Farma Tbk	6,207	890
PT Lippo Karawaci Tbk	72,643	6,934
PT Matahari Department Store Tbk	4,633	5,694
PT Media Nusantara Citra Tbk	2,811	554
PT Perusahaan Gas Negara Persero Tbk	23,130	11,277

	Number of Shares	Value

Indonesia (Continued)
PT Semen Indonesia Persero Tbk	8,752	$11,474
PT Tambang Batubara Bukit Asam Persero Tbk	4,251	4,581
PT Telekomunikasi Indonesia Persero Tbk	97,274	22,517
PT Tower Bersama Infrastructure Tbk	7,251	5,600
PT Unilever Indonesia Tbk	7,751	20,197
PT XL Axiata Tbk	15,878	6,635

		205,970

Ireland — 0.1%
James Hardie Industries PLC CDI†	612	6,301

Macau — 0.5%
Sands China Ltd.	4,501	26,958
Wynn Macau Ltd.	2,500	8,156

		35,114

Malaysia — 4.7%
Alliance Financial Group Bhd	5,876	8,460
AMMB Holdings Bhd	3,000	5,907
Berjaya Sports Toto Bhd	12,247	12,600
British American Tobacco Malaysia Bhd	750	15,654
Bumi Armada Bhd	3,187	1,084
CIMB Group Holdings Bhd	1,250	2,154
DiGi.Com Bhd	9,502	17,698
Felda Global Ventures Holdings Bhd	11,127	10,855
Gamuda Bhd	500	782
Genting Malaysia Bhd	13,753	17,158
Hong Leong Bank Bhd	4,251	17,972
Hong Leong Financial Group Bhd	3,625	18,969
IHH Healthcare Bhd	6,376	9,274
Kuala Lumpur Kepong Bhd	1,000	6,652
Lafarge Malaysia Bhd	1,500	4,497
Malayan Banking Bhd	8,127	22,729
Malaysia Airports Holdings Bhd	3,125	6,430
Maxis Bhd	7,501	15,368
MISC Bhd	2,125	4,592
Petronas Dagangan Bhd	2,000	9,508
Petronas Gas Bhd	2,375	15,953
Public Bank Bhd	5,626	30,904
SapuraKencana Petroleum Bhd	5,051	4,181
Sime Darby Bhd	12,128	34,708
Telekom Malaysia Bhd	5,251	10,991
UMW Holdings Bhd	5,376	17,928
YTL Power International Bhd	2,231	1,009

		324,017

New Zealand — 1.0%
Auckland International Airport Ltd.	5,295	16,076
Contact Energy Ltd.	4,976	23,929
Fletcher Building Ltd.	1,734	11,141
Meridian Energy Ltd.	300	405
Ryman Healthcare Ltd.	1,711	10,752
Spark New Zealand Ltd.	3,184	7,643

		69,946

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	10,727	12,541
Aboitiz Power Corp.	1,750	1,645

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Philippines (Continued)
Ayala Corp.	325	$5,023
Ayala Land, Inc.	6,626	5,017
Bank of the Philippine Islands	3,588	7,590
BDO Unibank, Inc.	180	438
Globe Telecom, Inc.	250	9,742
International Container Terminal Services, Inc.	2,913	7,525
Jollibee Foods Corp.	3,068	14,143
Philippine Long Distance Telephone Co.	125	8,323
SM Investments Corp.	75	1,344
SM Prime Holdings, Inc.	30,257	11,535
Universal Robina Corp.	2,700	11,731

		96,597

Singapore — 4.7%
Ascendas Real Estate Investment Trust REIT	3,750	6,729
CapitaCommercial Trust REIT	3,750	4,845
CapitaLand Ltd.	6,251	15,914
CapitaMall Trust REIT	5,001	7,592
City Developments Ltd.	1,250	9,642
ComfortDelGro Corp. Ltd.	1,000	1,994
DBS Group Holdings Ltd.	2,500	38,013
Genting Singapore PLC	12,503	10,929
Global Logistic Properties Ltd.	7,501	15,069
Golden Agri-Resources Ltd.	19,003	6,703
Hutchison Port Holdings Trust, Class U	8,752	5,995
Keppel Corp. Ltd.	2,500	17,253
Keppel Land Ltd.	3,250	8,398
Oversea-Chinese Banking Corp. Ltd.	3,750	30,135
Sembcorp Industries Ltd.	1,250	4,380
Sembcorp Marine Ltd.	1,250	3,000
Singapore Exchange Ltd.	1,250	7,016
Singapore Press Holdings Ltd.	1,250	4,112
Singapore Technologies Engineering Ltd.	3,750	9,690
Singapore Telecommunications Ltd.	13,503	40,380
United Overseas Bank Ltd.	2,500	46,007
UOL Group Ltd.	1,250	6,451
Wilmar International Ltd.	4,750	11,691
Yangzijiang Shipbuilding Holdings Ltd.	10,002	9,395

		321,333

South Korea — 13.2%
Amorepacific Corp.	2	4,513
AMOREPACIFIC Group	8	8,390
BS Financial Group, Inc.	136	1,927
Celltrion, Inc.*	217	7,805
Cheil Worldwide, Inc.*	57	959
CJ CheilJedang Corp.	3	956
CJ Corp.	9	1,316
Coway Co. Ltd.	88	6,862
Daelim Industrial Co. Ltd.	1	61
Daewoo Securities Co. Ltd.*	520	5,116
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20	348
DGB Financial Group, Inc.	302	3,189
Dongbu Insurance Co. Ltd.	119	5,982

	Number of Shares	Value

South Korea (Continued)
E-Mart Co. Ltd.	50	$9,928
GS Engineering & Construction Corp.*	114	2,752
Hana Financial Group, Inc.	750	22,880
Hankook Tire Co. Ltd.	21	1,039
Hanwha Chemical Corp.	321	3,651
Hanwha Corp.	260	6,970
Hite Jinro Co. Ltd.	30	684
Hotel Shilla Co. Ltd.	21	1,696
Hyosung Corp.	6	375
Hyundai Department Store Co. Ltd.	2	232
Hyundai Glovis Co. Ltd.	14	3,513
Hyundai Heavy Industries Co. Ltd.	77	8,584
Hyundai Marine & Fire Insurance Co. Ltd.	163	3,921
Hyundai Merchant Marine Co. Ltd.*	22	193
Hyundai Mipo Dockyard Co. Ltd.	8	555
Hyundai Mobis Co. Ltd.	52	11,592
Hyundai Motor Co.	131	21,165
Hyundai Steel Co.	472	27,265
Hyundai Wia Corp.	15	2,390
Industrial Bank of Korea	2,880	39,121
Kangwon Land, Inc.	82	2,421
KB Financial Group, Inc.	1,910	67,061
Kia Motors Corp.	367	18,450
Korea Aerospace Industries Ltd.	58	2,104
Korea Electric Power Corp.	497	20,635
Korea Zinc Co. Ltd.	22	8,489
KT Corp.	100	2,938
KT&G Corp.	157	13,731
Kumho Petrochemical Co. Ltd.	20	1,426
LG Chem Ltd.	139	25,907
LG Display Co. Ltd.*	93	2,850
LG Electronics, Inc.	10	574
LG Household & Health Care Ltd.	17	9,559
LG Uplus Corp.	1,140	11,164
Lotte Chemical Corp.	71	11,278
Mirae Asset Securities Co. Ltd.	80	3,592
NAVER Corp.	46	31,388
NCSoft Corp.	38	5,470
OCI Co. Ltd.*	21	1,611
Orion Corp.	8	7,062
Paradise Co. Ltd.	46	1,158
POSCO	391	106,753
S-1 Corp.	13	889
Samsung C&T Corp.	9	584
Samsung Card Co. Ltd.	80	3,462
Samsung Electro-Mechanics Co. Ltd.	29	1,591
Samsung Electronics Co. Ltd.	149	173,079
Samsung Engineering Co. Ltd.*	48	2,123
Samsung Fire & Marine Insurance Co. Ltd.	24	6,715
Samsung Heavy Industries Co. Ltd.	19	370
Samsung Life Insurance Co. Ltd.	90	9,910
Samsung SDI Co. Ltd.	34	4,112
Samsung Securities Co. Ltd.	150	6,688
Shinhan Financial Group Co. Ltd.	1,220	54,616
SK C&C Co. Ltd.	1	201
SK Holdings Co. Ltd.	19	2,915
SK Hynix, Inc.*	657	28,493

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

South Korea (Continued)
SK Innovation Co. Ltd.	34	$2,630
SK Telecom Co. Ltd.	29	7,342
Woori Bank*	2,125	20,522
Woori Investment & Securities Co. Ltd.	630	6,767

		904,560

Taiwan — 10.1%
Advanced Semiconductor Engineering, Inc., ADR	12,154	75,111
AU Optronics Corp., ADR	5,951	28,208
Chunghwa Telecom Co. Ltd., ADR	1,450	43,631
Hon Hai Precision Industry Co. Ltd., GDR	27,754	174,850
Siliconware Precision Industries Co., ADR	7,077	52,441
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,027	258,803
United Microelectronics Corp., ADR	25,954	56,061

		689,105

Thailand — 2.1%
Bangkok Bank PCL, NVDR	2,125	13,073
Indorama Ventures PCL, NVDR	8,326	5,705
IRPC PCL, NVDR	37,384	3,803
Kasikornbank PCL, NVDR	3,000	22,567
Krung Thai Bank PCL, NVDR	47,004	34,214
PTT Exploration & Production PCL, NVDR	3,500	14,443
PTT PCL, NVDR	2,125	24,787
Siam Commercial Bank PCL, NVDR	3,000	17,953
Thai Oil PCL, NVDR	5,251	6,917

		143,462

TOTAL COMMON STOCKS (Cost $6,502,423)		6,768,932

	Number of Shares	Value

PREFERRED STOCKS — 0.4%
South Korea — 0.4%
Hyundai Motor Co.	3	$348
Hyundai Motor Co. — 2nd Preferred	13	1,560
LG Chem Ltd.	29	4,371
Samsung Electronics Co. Ltd.	23	21,777

		28,056

TOTAL PREFERRED STOCKS (Cost $28,595)		28,056

RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings Ltd. Class R*, expires 1/15/15	56	86

Hong Kong — 0.0%
Shangri-La Asia Ltd.*, expires 1/15/15	357	15

South Korea — 0.0%
DGB Financial Group, Inc.*, expires 2/13/15	50	70

TOTAL RIGHTS (Cost $0)		171

WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $208)	208	452

TOTAL INVESTMENTS — 99.2% (Cost $6,531,226)		$6,797,611
Other assets less liabilities — 0.8%		52,693

NET ASSETS — 100.0%		$6,850,304

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/3/2014	AUD	9,000	USD	7,681	$25
Barclays Bank PLC	12/3/2014	AUD	947,000	USD	830,723	25,097
JP Morgan & Chase Co.	12/3/2014	AUD	947,000	USD	830,827	25,201
The Bank of New York Mellon	12/3/2014	HKD	30,000	USD	3,868	—
Barclays Bank PLC	12/3/2014	HKD	7,677,000	USD	989,937	30
JP Morgan & Chase Co.	12/3/2014	HKD	7,677,000	USD	989,936	29
JP Morgan & Chase Co.	12/3/2014	HKD	34,898	USD	4,500	—
Barclays Bank PLC	12/3/2014	IDR	1,256,336,000	USD	103,530	639
JP Morgan & Chase Co.	12/3/2014	IDR	1,256,336,000	USD	103,394	502
Barclays Bank PLC	12/3/2014	INR	10,501,000	USD	170,388	1,276
JP Morgan & Chase Co.	12/3/2014	INR	10,501,000	USD	170,363	1,251
Barclays Bank PLC	12/3/2014	KRW	494,568,000	USD	460,363	14,046
JP Morgan & Chase Co.	12/3/2014	KRW	494,568,000	USD	462,196	15,879
Barclays Bank PLC	12/3/2014	MYR	603,000	USD	181,818	3,591
JP Morgan & Chase Co.	12/3/2014	MYR	603,000	USD	182,863	4,636
Barclays Bank PLC	12/3/2014	NZD	45,000	USD	34,906	(385)
JP Morgan & Chase Co.	12/3/2014	NZD	45,000	USD	34,910	(381)
Barclays Bank PLC	12/3/2014	PHP	2,121,000	USD	47,136	(88)
JP Morgan & Chase Co.	12/3/2014	PHP	2,121,000	USD	47,264	39
The Bank of New York Mellon	12/3/2014	SGD	2,000	USD	1,534	1

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	SGD	203,000	USD	157,881	$2,228
JP Morgan & Chase Co.	12/3/2014	SGD	203,000	USD	157,880	2,228
Barclays Bank PLC	12/3/2014	THB	2,213,000	USD	67,786	400
JP Morgan & Chase Co.	12/3/2014	THB	2,213,000	USD	67,748	362
Barclays Bank PLC	12/3/2014	TWD	9,508,000	USD	312,045	4,805
JP Morgan & Chase Co.	12/3/2014	TWD	9,508,000	USD	312,419	5,180
JP Morgan & Chase Co.	12/3/2014	TWD	100,000	USD	3,276	45
JP Morgan & Chase Co.	12/3/2014	TWD	300,000	USD	9,807	113
The Bank of New York Mellon	12/3/2014	USD	7,691	AUD	9,000	(35)
The Bank of New York Mellon	12/3/2014	USD	3,869	HKD	30,000	(1)
The Bank of New York Mellon	12/3/2014	USD	1,542	SGD	2,000	(8)
Barclays Bank PLC	12/3/2014	USD	808,170	AUD	947,000	(2,544)
Barclays Bank PLC	12/3/2014	USD	989,942	HKD	7,677,000	(35)
Barclays Bank PLC	12/3/2014	USD	102,474	IDR	1,256,336,000	417
Barclays Bank PLC	12/3/2014	USD	168,824	INR	10,501,000	288
Barclays Bank PLC	12/3/2014	USD	444,795	KRW	494,568,000	1,522
Barclays Bank PLC	12/3/2014	USD	177,473	MYR	603,000	754
Barclays Bank PLC	12/3/2014	USD	35,317	NZD	45,000	(27)
Barclays Bank PLC	12/3/2014	USD	47,184	PHP	2,121,000	41
Barclays Bank PLC	12/3/2014	USD	155,709	SGD	203,000	(56)
Barclays Bank PLC	12/3/2014	USD	67,305	THB	2,213,000	81
Barclays Bank PLC	12/3/2014	USD	306,344	TWD	9,508,000	895
JP Morgan & Chase Co.	12/3/2014	USD	808,212	AUD	947,000	(2,585)
JP Morgan & Chase Co.	12/3/2014	USD	994,446	HKD	7,711,898	(39)
JP Morgan & Chase Co.	12/3/2014	USD	103,156	IDR	1,256,336,000	(265)
JP Morgan & Chase Co.	12/3/2014	USD	169,314	INR	10,501,000	(202)
JP Morgan & Chase Co.	12/3/2014	USD	5,550	KRW	6,000,000	(136)
JP Morgan & Chase Co.	12/3/2014	USD	440,966	KRW	488,568,000	(63)
JP Morgan & Chase Co.	12/3/2014	USD	178,265	MYR	603,000	(38)
JP Morgan & Chase Co.	12/3/2014	USD	35,322	NZD	45,000	(31)
JP Morgan & Chase Co.	12/3/2014	USD	47,233	PHP	2,121,000	(9)
JP Morgan & Chase Co.	12/3/2014	USD	155,747	SGD	203,000	(94)
JP Morgan & Chase Co.	12/3/2014	USD	67,372	THB	2,213,000	15
JP Morgan & Chase Co.	12/3/2014	USD	319,923	TWD	9,508,000	243
Barclays Bank PLC	1/6/2015	AUD	953,000	USD	811,285	2,554
JP Morgan & Chase Co.	1/6/2015	AUD	953,000	USD	811,381	2,651
Barclays Bank PLC	1/6/2015	HKD	13,960	USD	1,800	—
Barclays Bank PLC	1/6/2015	HKD	7,987,000	USD	1,029,879	27
JP Morgan & Chase Co.	1/6/2015	HKD	7,987,000	USD	1,029,876	25
Barclays Bank PLC	1/6/2015	IDR	1,268,592,000	USD	103,037	(259)
JP Morgan & Chase Co.	1/6/2015	IDR	1,268,592,000	USD	103,331	34
Barclays Bank PLC	1/6/2015	INR	10,943,000	USD	174,917	(23)
JP Morgan & Chase Co.	1/6/2015	INR	10,943,000	USD	175,388	448
Barclays Bank PLC	1/6/2015	KRW	523,010,000	USD	469,143	(2,095)
JP Morgan & Chase Co.	1/6/2015	KRW	523,010,000	USD	471,214	(24)
Barclays Bank PLC	1/6/2015	MYR	556,000	USD	163,002	(881)
JP Morgan & Chase Co.	1/6/2015	MYR	556,000	USD	163,775	(108)
Barclays Bank PLC	1/6/2015	SGD	5,347	USD	4,100	1
Barclays Bank PLC	1/6/2015	SGD	212,000	USD	162,560	51
JP Morgan & Chase Co.	1/6/2015	SGD	212,000	USD	162,577	69
Barclays Bank PLC	1/6/2015	USD	23,000	AUD	27,018	(72)
Barclays Bank PLC	1/7/2015	NZD	384	USD	300	—
Barclays Bank PLC	1/7/2015	NZD	46,000	USD	35,976	35
JP Morgan & Chase Co.	1/7/2015	NZD	46,000	USD	35,982	41
Barclays Bank PLC	1/7/2015	PHP	2,170,000	USD	48,141	(80)
JP Morgan & Chase Co.	1/7/2015	PHP	2,170,000	USD	48,238	16
Barclays Bank PLC	1/7/2015	THB	2,403,000	USD	72,849	(193)

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/7/2015	THB	2,403,000	USD	72,894	$(148)
Barclays Bank PLC	1/7/2015	TWD	10,734,000	USD	346,001	(993)
JP Morgan & Chase Co.	1/7/2015	TWD	10,734,000	USD	346,482	(510)

Total net unrealized appreciation						$105,403

Currency Abbreviations

AUD – Australian Dollar

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Phillippine Peso

SGD – Singapore Dollar

THB – Thai Baht

TWD – New Taiwan Dollar

USD – U.S. Dollar

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $106,380 or 1.6% of net assets.

† Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.

(a) Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

ADR – American Depositary Receipt.

CDI – Chess Depositary Interest.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 58.4%
Basic Materials — 7.0%
Cia Siderurgica Nacional SA	21,715	$51,128
Fibria Celulose SA*	8,192	98,127
Klabin SA	14,992	81,257
Ultrapar Participacoes SA	11,834	253,113
Vale SA	41,917	379,465

		863,090

Communications — 1.4%
B2W Cia Digital*	3,761	41,778
Tim Participacoes SA	27,625	133,735

		175,513

Consumer, Cyclical — 2.0%
Lojas Americanas SA	5,031	25,607
Lojas Renner SA	4,154	123,709
Raia Drogasil SA	6,991	66,276
Via Varejo SA*	4,008	35,287

		250,879

Consumer, Non-cyclical — 25.3%
Ambev SA	153,223	1,003,110
BRF SA	21,387	551,750
CCR SA	28,761	197,230
Cielo SA	23,085	394,198
EcoRodovias Infraestrutura e Logistica SA	7,134	30,490
Estacio Participacoes SA	9,777	105,945
Hypermarcas SA*	11,341	76,450
JBS SA	23,996	111,878
Kroton Educacional SA	44,727	311,584
Localiza Rent a Car SA	4,851	65,967
M Dias Branco SA	1,086	41,224
Natura Cosmeticos SA	5,692	78,000
Qualicorp SA*	6,457	69,743
Souza Cruz SA	12,445	99,123

		3,136,692

Energy — 4.1%
Cosan SA Industria e Comercio	3,915	48,523
Petroleo Brasileiro SA	96,946	457,647

		506,170

Financial — 12.7%
Banco Bradesco SA	20,549	304,666
Banco do Brasil SA	28,037	322,985
Banco Santander Brasil SA	13,641	78,439
BB Seguridade Participacoes SA	22,878	298,397
BM&F Bovespa SA	58,764	240,645
BR Malls Participacoes SA	14,265	102,257
CETIP SA — Mercados Organizados	6,905	89,015
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,441	40,831
Odontoprev SA	7,552	28,315
Porto Seguro SA	3,585	43,333
Sul America SA	5,674	27,997

		1,576,880

	Number of Shares	Value

Industrial — 3.2%
Duratex SA	9,447	$30,795
Embraer SA	21,779	200,037
Multiplan Empreendimentos Imobiliarios SA	2,702	54,181
WEG SA	9,280	109,537

		394,550

Technology — 0.4%
Totvs SA	4,076	56,267

Utilities — 2.3%
Centrais Eletricas Brasileiras SA	7,979	18,663
Cia de Saneamento Basico do Estado de Sao Paulo	11,203	83,616
CPFL Energia SA	7,549	57,809
EDP — Energias do Brasil SA	7,199	28,250
Tractebel Energia SA	5,171	69,655
Transmissora Alianca de Energia Eletrica SA	3,006	22,775

		280,768

TOTAL COMMON STOCKS (Cost $7,474,301)		7,240,809

PREFERRED STOCKS — 41.7%
Basic Materials — 6.1%
Braskem SA, Class A	4,896	36,618
Gerdau SA	28,000	118,580
Metalurgica Gerdau SA	8,626	43,536
Suzano Papel e Celulose SA, Class A	10,365	43,815
Usinas Siderurgicas de Minas Gerais SA, Class A*	12,127	24,501
Vale SA	62,693	487,162

		754,212

Communications — 2.0%
Oi SA*	89,575	48,028
Telefonica Brasil SA	9,742	198,753

		246,781

Consumer, Cyclical — 0.8%
Lojas Americanas SA	16,181	106,373

Consumer, Non-cyclical — 1.6%
Cia Brasileira de Distribuicao	4,654	196,192

Diversified — 3.4%
Itausa — Investimentos Itau SA	103,946	423,247

Energy — 5.5%
Petroleo Brasileiro SA	136,818	680,422

Financial — 20.0%
Banco Bradesco SA	68,555	1,053,709
Banco do Estado do Rio Grande do Sul SA, Class B	5,892	34,270
Bradespar SA	7,111	41,664
Itau Unibanco Holding SA	89,889	1,348,091

		2,477,734

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Utilities — 2.3%
AES Tiete SA	3,151	$23,457
Centrais Eletricas Brasileiras SA, Class B	6,808	20,420
Cia Energetica de Minas Gerais	24,549	134,296
Cia Energetica de Sao Paulo, Class B	6,251	62,830
Cia Paranaense de Energia, Class B	3,388	46,467

		287,470

TOTAL PREFERRED STOCKS (Cost $5,673,549)		5,172,431

TOTAL INVESTMENTS — 100.1% (Cost $13,147,850)		$12,413,240
Liabilities in excess of other assets — (0.1%)		(7,704)

NET ASSETS — 100.0%		$12,405,536

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	BRL	14,541,000	USD	5,875,152	$230,241
JP Morgan & Chase Co.	12/3/2014	BRL	14,541,000	USD	5,877,051	232,141
JP Morgan & Chase Co.	12/3/2014	BRL	95,999	USD	38,800	1,533
The Bank of New York Mellon	12/3/2014	BRL	150,938	USD	58,570	(25)
Barclays Bank PLC	12/3/2014	USD	5,645,017	BRL	14,541,000	(107)
JP Morgan & Chase Co.	12/3/2014	USD	27,780	BRL	70,000	(606)
JP Morgan & Chase Co.	12/3/2014	USD	11,748	BRL	30,000	(101)
JP Morgan & Chase Co.	12/3/2014	USD	15,770	BRL	40,000	(242)
JP Morgan & Chase Co.	12/3/2014	USD	5,627,499	BRL	14,496,999	330
The Bank of New York Mellon	12/3/2014	USD	54,100	BRL	136,781	(1,001)
The Bank of New York Mellon	12/3/2014	USD	5,600	BRL	14,157	(104)
Barclays Bank PLC	1/6/2015	BRL	15,671,000	USD	6,024,759	86
JP Morgan & Chase Co.	1/6/2015	BRL	15,671,000	USD	6,023,369	(1,303)
The Bank of New York Mellon	1/6/2015	USD	446,800	BRL	1,161,702	(187)

Total net unrealized appreciation						$460,655

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-income producing security.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.3%
Australia — 7.1%
AGL Energy Ltd.	49,086	$547,567
ALS Ltd.	23,362	100,188
Alumina Ltd.*	274,661	390,293
Amcor Ltd.	104,927	1,085,670
AMP Ltd.	295,035	1,415,892
APA Group (a)	75,477	505,436
Asciano Ltd.	70,210	351,280
ASX Ltd.	15,122	463,222
Aurizon Holdings Ltd.	182,831	717,180
AusNet Services (a)	598,079	671,753
Australia & New Zealand Banking Group Ltd.	246,014	6,681,898
Bank of Queensland Ltd.	2,515	26,365
Bendigo and Adelaide Bank Ltd.	65,296	709,504
BHP Billiton Ltd.	289,781	7,624,064
Boral Ltd.	69,793	290,401
Brambles Ltd.	131,865	1,090,619
Caltex Australia Ltd.	28,354	729,822
Coca-Cola Amatil Ltd.	51,569	401,063
Cochlear Ltd.	4,235	250,627
Commonwealth Bank of Australia	146,230	10,043,723
Computershare Ltd.	40,245	395,522
Crown Resorts Ltd.	36,135	442,145
CSL Ltd.	49,800	3,498,878
Dexus Property Group REIT	67,086	405,862
Federation Centres REIT	143,249	337,636
Flight Centre Travel Group Ltd.	718	24,700
Fortescue Metals Group Ltd.	121,706	304,464
Goodman Group REIT	147,921	685,967
GPT Group REIT	157,203	553,781
Harvey Norman Holdings Ltd.	93,900	294,828
Healthscope Ltd.*	1,000	2,221
Iluka Resources Ltd.	43,108	251,261
Incitec Pivot Ltd.	109,033	264,411
Insurance Australia Group Ltd.	200,008	1,084,086
Leighton Holdings Ltd.	44,459	761,519
Lend Lease Group (a)	39,761	518,653
Macquarie Group Ltd.	31,721	1,577,102
Metcash Ltd.	9,219	20,474
Mirvac Group REIT	302,308	451,444
National Australia Bank Ltd.	218,812	6,069,681
Newcrest Mining Ltd.*	80,157	705,244
Novion Property Group REIT	15,925	28,863
Orica Ltd.	33,845	524,135
Origin Energy Ltd.	121,640	1,267,914
Qantas Airways Ltd.*	100	163
QBE Insurance Group Ltd.	109,881	1,015,382
Ramsay Health Care Ltd.	11,764	542,039
REA Group Ltd.	1,542	59,595
Rio Tinto Ltd.	40,597	2,041,543
Santos Ltd.	109,930	944,745
Scentre Group REIT*	500,369	1,477,396
Seek Ltd.	16,823	244,638
Sonic Healthcare Ltd.	31,335	465,267
Stockland REIT	193,391	677,970
Suncorp Group Ltd.	109,087	1,331,065

	Number of Shares	Value

Australia (Continued)
Sydney Airport (a)	185,003	$698,938
Tabcorp Holdings Ltd.	8,396	29,148
Tatts Group Ltd.	10,032	29,108
Telstra Corp. Ltd.	517,352	2,504,814
Toll Holdings Ltd.	5,760	27,643
TPG Telecom Ltd.	21,000	132,408
Transurban Group (a)	162,629	1,149,943
Treasury Wine Estates Ltd.	6,588	26,571
Wesfarmers Ltd.*	96,551	3,402,868
Westfield Corp. REIT	216,493	1,527,129
Westpac Banking Corp.	281,284	7,790,640
Woodside Petroleum Ltd.	67,009	2,038,385
Woolworths Ltd.	104,681	2,771,945
WorleyParsons Ltd.	18,491	174,961

		85,671,662

Austria — 0.2%
Andritz AG	793	42,854
Erste Group Bank AG	30,308	820,815
Immofinanz AG*	5,875	17,613
OMV AG	10,106	292,294
Raiffeisen Bank International AG	11,585	239,707
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,420	319,360
Voestalpine AG	21,082	875,566

		2,608,209

Belgium — 1.3%
Ageas	19,253	688,522
Anheuser-Busch InBev NV	71,947	8,450,670
Belgacom SA	13,996	552,471
Colruyt SA	7,539	350,603
Delhaize Group SA	9,258	676,786
Groupe Bruxelles Lambert SA	7,536	681,717
KBC Groep NV*	21,785	1,246,080
Solvay SA	5,921	813,557
Telenet Group Holding NV*	699	39,956
UCB SA	21,082	1,653,614
Umicore SA	12,609	512,695

		15,666,671

Bermuda — 0.0%
Seadrill Ltd.	33,783	483,959

Channel Islands — 0.1%
Friends Life Group Ltd.	128,162	739,104
Randgold Resources Ltd.	8,086	537,172

		1,276,276

Denmark — 1.5%
A.P. Moeller — Maersk A/S, Class A	580	1,185,454
A.P. Moeller — Maersk A/S, Class B	707	1,474,566
Carlsberg A/S, Class B	15,121	1,346,908
Coloplast A/S, Class B	5,916	512,633
Danske Bank A/S	69,321	1,969,445
DSV A/S	21,873	685,028
ISS A/S*	1,000	28,243
Novo Nordisk A/S, Class B	176,564	8,052,596

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Denmark (Continued)
Novozymes A/S, Class B	21,839	$959,519
Pandora A/S	9,040	802,219
TDC A/S	66,054	535,391
Tryg A/S	744	85,793
Vestas Wind Systems A/S*	19,117	704,144
William Demant Holding A/S*	745	53,438

		18,395,377

Finland — 0.9%
Elisa OYJ	1,631	47,295
Fortum OYJ	63,377	1,590,316
Kone OYJ, Class B	28,799	1,324,981
Metso OYJ	10,106	313,280
Neste Oil OYJ	2,438	57,842
Nokia OYJ	356,335	2,964,251
Nokian Renkaat OYJ	5,906	166,779
Orion OYJ, Class B	1,617	55,454
Sampo OYJ, Class A	37,882	1,868,640
Stora Enso OYJ, Class R	50,908	451,026
UPM-Kymmene OYJ	46,084	765,001
Wartsila OYJ Abp	15,105	676,542

		10,281,407

France — 9.4%
Accor SA	14,962	705,765
Aeroports de Paris	2,526	309,982
Air Liquide SA	31,129	3,917,204
Airbus Group NV	49,884	3,039,091
Alcatel-Lucent*	369,084	1,313,945
Alstom SA*	23,767	831,184
Arkema SA	519	35,314
AtoS	7,340	521,424
AXA SA	163,863	3,955,931
BNP Paribas SA	95,527	6,124,486
Bollore SA	537	265,091
Bouygues SA	18,524	696,887
Bureau Veritas SA	19,909	474,943
Cap Gemini SA	9,211	674,953
Carrefour SA	50,785	1,606,824
Casino Guichard-Perrachon SA	5,086	490,064
Christian Dior SA	4,982	954,015
Cie de St-Gobain	35,187	1,616,254
Cie Generale des Etablissements Michelin	20,235	1,860,681
CNP Assurances	43,167	799,240
Credit Agricole SA	90,421	1,271,073
Danone SA	50,724	3,579,397
Dassault Systemes SA	23,951	1,565,641
Edenred	18,441	531,760
Electricite de France	21,028	629,499
Essilor International SA	22,853	2,566,029
Eurazeo SA	663	46,126
Eutelsat Communications SA	20,459	676,573
Fonciere des Regions REIT	565	53,935
GDF Suez	130,772	3,222,102
Gecina SA REIT	2,200	297,497
Groupe Eurotunnel SA	42,297	546,720

	Number of Shares	Value

France (Continued)
ICADE REIT	554	$44,315
Iliad SA	1,657	406,930
Imerys SA	635	48,007
JCDecaux SA	20,392	670,681
Kering	8,077	1,668,208
Klepierre REIT	21,082	946,083
Lafarge SA	18,457	1,312,308
Lagardere SCA	17,820	505,211
Legrand SA	21,920	1,149,273
L’Oreal SA	22,727	3,877,276
LVMH Moet Hennessy Louis Vuitton SA	24,248	4,356,866
Natixis SA	169,430	1,197,077
Numericable-SFR*	9,039	377,763
Orange SA	164,946	2,905,286
Pernod Ricard SA	20,939	2,481,561
Peugeot SA*	32,949	421,998
Publicis Groupe SA	15,150	1,112,595
Remy Cointreau SA	638	47,972
Renault SA	17,827	1,430,221
Rexel SA	24,411	451,971
Safran SA	23,594	1,526,462
Sanofi	107,162	10,374,944
Schneider Electric SE	47,332	3,860,906
SCOR SE	14,071	438,992
Societe BIC SA	6,650	886,435
Societe Generale SA	59,272	2,939,978
Sodexo	9,227	930,720
Suez Environnement Co.	28,612	507,339
Technip SA	9,259	602,138
Thales SA	8,416	446,538
Total SA	193,205	10,808,488
Unibail-Rodamco SE REIT	8,686	2,295,141
Valeo SA	6,585	810,218
Vallourec SA	9,787	324,505
Veolia Environnement	29,359	535,370
Vinci SA	41,455	2,241,027
Vivendi SA*	118,343	3,013,722
Wendel SA	25	2,945
Zodiac Aerospace	16,822	557,449

		113,694,549

Germany — 8.5%
adidas AG	21,063	1,689,314
Allianz SE	42,222	7,268,793
Axel Springer SE	788	46,400
BASF SE	83,267	7,559,374
Bayer AG	74,989	11,278,049
Bayerische Motoren Werke AG	27,788	3,177,163
Beiersdorf AG	9,292	827,049
Brenntag AG	13,597	748,823
Celesio AG	21,228	707,415
Commerzbank AG*	86,096	1,317,332
Continental AG	10,033	2,110,871
Daimler AG	89,055	7,507,901
Deutsche Annington Immobilien SE	20,644	664,722
Deutsche Bank AG (b)	118,117	3,860,565
Deutsche Boerse AG	26,131	1,908,949

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Germany (Continued)
Deutsche Lufthansa AG	33,800	$603,324
Deutsche Post AG	84,841	2,818,328
Deutsche Telekom AG	281,223	4,790,732
Deutsche Wohnen AG	25,968	623,360
E.ON SE	180,617	3,201,521
Fraport AG Frankfurt Airport Services Worldwide	12,516	764,382
Fresenius Medical Care AG & Co. KGaA	19,614	1,448,472
Fresenius SE & Co. KGaA	43,126	2,337,795
GEA Group AG	15,176	725,201
Hannover Rueck SE	5,828	520,035
HeidelbergCement AG	11,680	885,502
Henkel AG & Co. KGaA	11,746	1,163,193
Hugo Boss AG	3,907	514,482
Infineon Technologies AG	103,597	1,014,831
K+S AG	9,873	296,297
Kabel Deutschland Holding AG*	8,203	1,137,818
LANXESS AG	8,286	411,461
Linde AG	15,203	2,868,722
MAN SE	9,259	1,055,181
Merck KGaA	11,722	1,167,230
Metro AG*	14,870	504,967
Muenchener Rueckversicherungs-Gesellschaft AG	15,284	3,148,176
OSRAM Licht AG*	8,133	337,775
ProSiebenSat.1 Media AG	19,965	852,760
RWE AG	43,148	1,562,902
SAP SE	79,468	5,600,833
Siemens AG	70,977	8,398,517
Symrise AG	7,792	465,702
Telefonica Deutschland Holding AG*	3,339	17,509
ThyssenKrupp AG*	37,251	985,458
United Internet AG	11,223	494,367
Volkswagen AG	2,537	573,831

		101,963,384

Hong Kong — 2.9%
AIA Group Ltd.	1,114,118	6,435,960
ASM Pacific Technology Ltd.	2,227	22,671
Bank of East Asia Ltd. (The)	115,801	485,288
BOC Hong Kong (Holdings) Ltd.	322,364	1,138,941
Cathay Pacific Airways Ltd.	421,182	927,602
Cheung Kong (Holdings) Ltd.	168,206	3,086,387
Cheung Kong Infrastructure Holdings Ltd.	7,580	56,103
CLP Holdings Ltd.	186,324	1,620,522
First Pacific Co. Ltd.	27,065	28,547
Galaxy Entertainment Group Ltd.	184,287	1,258,244
Hang Lung Properties Ltd.	200,118	601,238
Hang Seng Bank Ltd.	77,071	1,283,979
Henderson Land Development Co. Ltd.	102,301	685,942
HKT Trust and HKT Ltd. (a)	31,364	39,027
Hong Kong and China Gas Co. Ltd.	570,347	1,351,727
Hong Kong Exchanges & Clearing Ltd.	98,029	2,134,954
Hutchison Whampoa Ltd.	168,206	2,108,201
Hysan Development Co. Ltd.	9,205	42,552
Kerry Properties Ltd.	109,253	393,749

	Number of Shares	Value

Hong Kong (Continued)
Li & Fung Ltd.	780,430	$867,452
Link REIT (The)	210,368	1,340,019
MGM China Holdings Ltd.	7,495	22,663
MTR Corp. Ltd.	200,124	803,825
New World Development Co. Ltd.	469,817	560,976
Noble Group Ltd.	34,000	31,937
NWS Holdings Ltd.	18,410	34,089
PCCW Ltd.	63,063	42,284
Power Assets Holdings Ltd.	115,777	1,105,482
Shangri-La Asia Ltd.	378,734	524,497
Sino Land Co. Ltd.	446,268	731,960
SJM Holdings Ltd.	41,411	82,232
Sun Hung Kai Properties Ltd.	168,278	2,460,620
Swire Pacific Ltd., Class A	68,462	941,046
Swire Properties Ltd.	10,915	33,919
Techtronic Industries Co. Ltd.	37,279	119,212
WH Group Ltd., 144A*	1,000	592
Wharf Holdings Ltd. (The)	130,538	941,762
Wheelock & Co. Ltd.	183,520	922,895
Yue Yuen Industrial (Holdings) Ltd.	9,205	32,997

		35,302,093

Ireland — 0.8%
Bank of Ireland*	2,124,008	871,567
CRH PLC	76,771	1,813,767
Experian PLC	95,297	1,507,902
James Hardie Industries PLC CDI	30,709	316,175
Kerry Group PLC, Class A	13,480	1,000,511
Shire PLC	63,846	4,544,614

		10,054,536

Israel — 0.5%
Bank Hapoalim BM	98,114	489,272
Bank Leumi Le-Israel BM*	119,805	422,700
Bezeq The Israeli Telecommunication Corp. Ltd.	37,346	66,075
Delek Group Ltd.	10	3,390
Israel Chemicals Ltd.	3,330	22,746
Israel Corp. Ltd. (The)*	272	133,405
Mizrahi Tefahot Bank Ltd.*	2,425	25,687
NICE Systems Ltd.	718	34,072
Teva Pharmaceutical Industries Ltd.	86,812	4,939,922

		6,137,269

Italy — 2.1%
Assicurazioni Generali SpA	99,062	2,142,088
Atlantia SpA	35,375	892,062
Banca Monte dei Paschi di Siena SpA*	392,275	316,567
Banco Popolare SC*	32,839	452,848
Enel Green Power SpA	10,901	26,229
Enel SpA	545,476	2,631,709
Eni SpA	219,156	4,379,250
EXOR SpA	1,411	62,812
Finmeccanica SpA*	12,572	121,935
Intesa Sanpaolo SpA	993,478	3,061,188
Intesa Sanpaolo SpA-RSP	107,149	288,321
Luxottica Group SpA	21,082	1,127,225
Mediobanca SpA	60,883	545,079

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Italy (Continued)
Pirelli & C. SpA	43,108	$611,609
Prysmian SpA	18,377	330,197
Saipem SpA*	30,103	430,840
Snam SpA	176,536	936,011
Telecom Italia SpA*	1,208,785	1,361,783
Telecom Italia SpA-RSP	470,003	416,405
Terna Rete Elettrica Nazionale SpA	129,969	627,696
UniCredit SpA	391,233	2,892,130
Unione di Banche Italiane SCpA	114,096	876,778
UnipolSai SpA	81,955	234,387

		24,765,149

Japan — 22.0%
ABC-Mart, Inc.	2,700	135,552
Acom Co. Ltd.*	1,900	5,682
Advantest Corp.	8,200	97,876
Aeon Co. Ltd.	69,100	688,584
AEON Financial Service Co. Ltd.	300	6,474
AEON Mall Co. Ltd.	2,000	34,098
AIR WATER, Inc.	10,000	162,237
AISIN SEIKI Co. Ltd.	9,800	350,427
Ajinomoto Co., Inc.	31,000	578,534
Alfresa Holdings Corp.	400	4,616
Amada Co. Ltd.	1,000	9,022
ANA Holdings, Inc.	3,000	7,384
Aozora Bank Ltd.	3,000	9,754
Asahi Glass Co. Ltd.	23,000	111,014
Asahi Group Holdings Ltd.	58,600	1,827,625
Asahi Kasei Corp.	81,800	711,095
ASICS Corp.	400	10,125
Astellas Pharma, Inc.	235,300	3,383,373
Bandai Namco Holdings, Inc.	9,100	196,925
Bank of Kyoto Ltd. (The)	1,000	8,407
Bank of Yokohama Ltd. (The)	108,000	608,617
Benesse Holdings, Inc.	900	27,406
Bridgestone Corp.	80,700	2,773,159
Brother Industries Ltd.	2,900	54,182
Calbee, Inc.	3,800	131,559
Canon, Inc.	94,500	3,026,086
Casio Computer Co. Ltd.	500	7,556
Central Japan Railway Co.	13,404	1,950,504
Chiba Bank Ltd. (The)	38,000	252,554
Chiyoda Corp.	6,000	52,967
Chubu Electric Power Co., Inc.*	70,900	828,953
Chugai Pharmaceutical Co. Ltd.	67,000	1,814,472
Chugoku Bank Ltd. (The)	500	7,004
Chugoku Electric Power Co., (The), Inc.	64,600	833,654
Citizen Holdings Co. Ltd.	56,800	439,223
COLOPL, Inc.*	1,000	24,934
Credit Saison Co. Ltd.	74,600	1,396,295
Dai Nippon Printing Co. Ltd.	30,000	263,572
Daicel Corp.	14,000	161,092
Daihatsu Motor Co. Ltd.	400	5,482
Dai-ichi Life Insurance Co. Ltd. (The)	84,204	1,221,052
Daiichi Sankyo Co. Ltd.	70,400	1,037,483
Daikin Industries Ltd.	54,800	3,635,177
Daito Trust Construction Co. Ltd.	6,800	767,553

	Number of Shares	Value

Japan (Continued)
Daiwa House Industry Co. Ltd.	67,100	$1,277,678
Daiwa Securities Group, Inc.	119,000	956,190
DENSO Corp.	71,000	3,315,107
Dentsu, Inc.	20,100	755,135
Don Quijote Holdings Co. Ltd.	1,600	99,735
East Japan Railway Co.	56,300	4,219,358
Eisai Co. Ltd.	52,100	1,867,376
Electric Power Development Co. Ltd.	4,700	162,717
FamilyMart Co. Ltd.	3,100	114,375
FANUC Corp.	17,800	3,001,777
Fast Retailing Co. Ltd.	3,800	1,382,967
Fuji Electric Co. Ltd.	10,000	43,887
Fuji Heavy Industries Ltd.	74,800	2,720,687
FUJIFILM Holdings Corp.	77,800	2,579,134
Fujitsu Ltd.	172,600	985,891
Fukuoka Financial Group, Inc.	2,000	10,900
GungHo Online Entertainment, Inc.	700	2,642
Gunma Bank Ltd. (The)	2,000	11,894
Hachijuni Bank Ltd. (The)	2,000	12,231
Hakuhodo DY Holdings, Inc.	800	7,777
Hamamatsu Photonics KK	3,100	156,678
Hankyu Hanshin Holdings, Inc.	58,700	322,883
Hikari Tsushin, Inc.	900	58,527
Hino Motors Ltd.	500	6,735
Hirose Electric Co. Ltd.	400	50,541
Hiroshima Bank Ltd. (The)	2,000	9,670
Hisamitsu Pharmaceutical Co., Inc.	100	3,041
Hitachi Chemical Co. Ltd.	400	7,403
Hitachi Construction Machinery Co. Ltd.	200	4,316
Hitachi High-Technologies Corp.	200	5,779
Hitachi Ltd.	632,000	4,879,147
Hitachi Metals Ltd.	5,000	86,468
Hokuhoku Financial Group, Inc.	4,000	8,087
Hokuriku Electric Power Co.	68,000	870,084
Honda Motor Co. Ltd.	165,100	4,966,977
Hoya Corp.	61,300	2,179,051
Hulic Co. Ltd.	71,800	741,497
IBIDEN Co. Ltd.	200	2,970
Idemitsu Kosan Co. Ltd.	400	6,823
IHI Corp.	71,000	358,843
Iida Group Holdings Co. Ltd.	300	3,293
INPEX Corp.	84,204	891,938
Isetan Mitsukoshi Holdings Ltd.	64,000	840,467
Isuzu Motors Ltd.	67,300	878,134
ITOCHU Corp.	149,000	1,714,476
Itochu Techno-Solutions Corp.	1,300	50,811
Iyo Bank Ltd. (The)	700	7,241
J. Front Retailing Co. Ltd.	1,000	12,812
Japan Airlines Co. Ltd.	200	5,880
Japan Display, Inc.*	54,100	178,640
Japan Exchange Group, Inc.	68,500	1,757,002
Japan Prime Realty Investment Corp. REIT	25	90,658
Japan Real Estate Investment Corp. REIT	64	315,377
Japan Retail Fund Investment Corp. REIT	492	1,023,662

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Japan Tobacco, Inc.	92,800	$2,972,430
JFE Holdings, Inc.	74,700	1,589,141
JGC Corp.	10,700	230,151
Joyo Bank Ltd. (The)	2,000	10,091
JSR Corp.	300	5,365
JTEKT Corp.	300	4,976
JX Holdings, Inc.	224,600	835,475
Kajima Corp.	4,000	15,803
Kakaku.com, Inc.	5,600	85,522
Kamigumi Co. Ltd.	7,000	63,151
Kaneka Corp.	31,000	163,989
Kansai Electric Power Co., (The), Inc.*	68,300	685,215
Kansai Paint Co. Ltd.	9,000	143,360
Kao Corp.	74,700	2,766,131
Kawasaki Heavy Industries Ltd.	73,000	320,987
KDDI Corp.	72,310	4,631,641
Keihan Electric Railway Co. Ltd.	1,000	5,004
Keikyu Corp.	24,500	187,184
Keio Corp.	20,800	152,958
Keisei Electric Railway Co. Ltd.	13,000	149,476
Keyence Corp.	4,310	1,990,264
Kikkoman Corp.	9,000	214,093
Kintetsu Corp.	47,400	160,110
Kirin Holdings Co. Ltd.	66,100	848,278
Kobe Steel Ltd.	801,000	1,275,231
Koito Manufacturing Co. Ltd.	1,000	31,378
Komatsu Ltd.	83,900	1,986,631
Konami Corp.	1,300	24,562
Konica Minolta, Inc.	61,200	713,480
Kubota Corp.	80,800	1,262,553
Kuraray Co. Ltd.	87,400	1,063,834
Kurita Water Industries Ltd.	3,900	80,947
Kyocera Corp.	56,700	2,775,417
Kyowa Hakko Kirin Co. Ltd.	1,000	10,858
Kyushu Electric Power Co., Inc.*	67,800	694,477
Lawson, Inc.	1,000	61,660
LIXIL Group Corp.	58,200	1,237,390
M3, Inc.	69,710	1,199,072
Mabuchi Motor Co. Ltd.	700	55,781
Makita Corp.	3,200	160,654
Marubeni Corp.	155,600	980,798
Marui Group Co. Ltd.	600	5,251
Maruichi Steel Tube Ltd.	2,500	54,879
Mazda Motor Corp.	72,200	1,864,374
McDonald’s Holdings Co. Japan Ltd.	64,500	1,474,565
Medipal Holdings Corp.	500	5,555
MEIJI Holdings Co. Ltd.	2,200	197,363
Minebea Co. Ltd.	1,000	12,526
Miraca Holdings, Inc.	3,300	125,229
Mitsubishi Chemical Holdings Corp.	242,300	1,248,085
Mitsubishi Corp.	161,500	3,054,101
Mitsubishi Electric Corp.	179,000	2,150,895
Mitsubishi Estate Co. Ltd.	116,000	2,610,402
Mitsubishi Gas Chemical Co., Inc.	1,000	5,720
Mitsubishi Heavy Industries Ltd.	560,200	3,268,285
Mitsubishi Logistics Corp.	1,000	15,668
Mitsubishi Materials Corp.	21,000	65,982
Mitsubishi Motors Corp.	66,100	679,291

	Number of Shares	Value

Japan (Continued)
Mitsubishi Tanabe Pharma Corp.	80,900	$1,233,450
Mitsubishi UFJ Financial Group, Inc.	1,179,500	6,819,768
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	4,717
Mitsui & Co. Ltd.	167,900	2,315,935
Mitsui Chemicals, Inc.	3,000	8,390
Mitsui Fudosan Co. Ltd.	88,000	2,542,931
Mitsui OSK Lines Ltd.	29,000	91,850
Mixi, Inc.	1,000	45,908
Mizuho Financial Group, Inc.	2,360,200	4,065,711
MS&AD Insurance Group Holdings, Inc.	64,600	1,507,868
Murata Manufacturing Co. Ltd.	18,800	2,030,999
Nabtesco Corp.	5,500	131,993
Nagoya Railroad Co. Ltd.	54,700	211,953
NEC Corp.	264,000	829,482
Nexon Co. Ltd.	700	6,628
NGK Insulators Ltd.	12,000	266,352
NGK Spark Plug Co. Ltd.	9,100	273,655
NH Foods Ltd.	1,000	20,073
NHK Spring Co. Ltd.	600	5,196
Nidec Corp.	17,000	1,127,271
Nikon Corp.	77,500	1,104,578
Nintendo Co. Ltd.	9,900	1,147,487
Nippon Building Fund, Inc. REIT	72	362,684
Nippon Electric Glass Co. Ltd.	31,000	141,793
Nippon Express Co. Ltd.	2,000	9,603
Nippon Paint Holdings Co. Ltd.	10,000	258,603
Nippon Prologis REIT, Inc.	41	89,346
Nippon Steel & Sumitomo Metal Corp.	839,000	2,161,194
Nippon Telegraph & Telephone Corp.	67,000	3,584,357
Nippon Yusen KK	2,000	5,644
Nissan Motor Co. Ltd.	248,800	2,323,167
Nisshin Seifun Group, Inc.	4,400	43,550
Nissin Foods Holdings Co. Ltd.	3,200	160,384
Nitori Holdings Co. Ltd.	2,900	160,737
Nitto Denko Corp.	8,000	422,053
NOK Corp.	400	10,011
Nomura Holdings, Inc.	336,400	2,023,246
Nomura Real Estate Holdings, Inc.	2,200	40,399
Nomura Research Institute Ltd.	1,500	46,751
NSK Ltd.	24,000	302,236
NTT Data Corp.	4,100	156,450
NTT DOCOMO, Inc.	164,792	2,570,125
NTT Urban Development Corp.	600	6,171
Obayashi Corp.	34,000	211,936
Odakyu Electric Railway Co. Ltd.	16,500	151,080
Oji Holdings Corp.	1,600	5,607
Olympus Corp.*	31,200	1,135,358
Omron Corp.	10,500	488,228
Ono Pharmaceutical Co. Ltd.	5,900	504,940
Oracle Corp. Japan	2,000	75,475
Oriental Land Co. Ltd.	4,700	1,022,626
ORIX Corp.	156,600	2,065,091
Osaka Gas Co. Ltd.	84,000	321,169
OTSUKA Corp.	2,100	72,261
Otsuka Holdings Co. Ltd.	74,500	2,354,894
Panasonic Corp.	245,300	3,166,593
Park24 Co. Ltd.	52,900	802,535
Rakuten, Inc.	80,900	1,089,661

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Recruit Holdings Co. Ltd.*	10,000	$328,518
Resona Holdings, Inc.	168,400	908,990
Ricoh Co. Ltd.	77,500	839,205
Rinnai Corp.	3,100	230,316
ROHM Co. Ltd.	3,000	194,078
Sankyo Co. Ltd.	3,200	102,969
Sanrio Co. Ltd.	200	5,282
Santen Pharmaceutical Co. Ltd.	100	5,593
SBI Holdings, Inc.	3,600	41,545
Secom Co. Ltd.	15,000	867,287
Sega Sammy Holdings, Inc.	50,700	698,265
Seibu Holdings, Inc.	5,400	102,209
Seiko Epson Corp.	5,000	241,334
Sekisui Chemical Co. Ltd.	30,000	373,247
Sekisui House Ltd.	70,200	942,584
Seven & i Holdings Co. Ltd.	76,000	2,834,436
Seven Bank Ltd.	79,700	345,748
Sharp Corp.*	24,000	57,213
Shikoku Electric Power Co., Inc.*	58,200	727,040
Shimadzu Corp.	9,000	89,003
Shimamura Co. Ltd.	100	8,365
Shimano, Inc.	7,300	990,018
Shimizu Corp.	8,000	54,585
Shin-Etsu Chemical Co. Ltd.	55,900	3,762,295
Shinsei Bank Ltd.	3,000	5,635
Shionogi & Co. Ltd.	52,000	1,293,484
Shiseido Co. Ltd.	74,600	1,113,831
Shizuoka Bank Ltd. (The)	28,000	269,351
Showa Shell Sekiyu KK	900	7,498
SMC Corp.	4,000	1,098,766
SoftBank Corp.	84,000	5,634,435
Sompo Japan Nipponkoa Holdings, Inc.	53,800	1,333,500
Sony Corp.	87,000	1,905,404
Sony Financial Holdings, Inc.	400	6,068
Stanley Electric Co. Ltd.	200	4,345
Sumitomo Chemical Co. Ltd.	29,000	109,683
Sumitomo Corp.	167,900	1,790,518
Sumitomo Dainippon Pharma Co. Ltd.	400	4,134
Sumitomo Electric Industries Ltd.	70,200	912,721
Sumitomo Heavy Industries Ltd.	2,000	10,967
Sumitomo Metal Mining Co. Ltd.	27,000	413,250
Sumitomo Mitsui Financial Group, Inc.	139,400	5,254,728
Sumitomo Mitsui Trust Holdings, Inc.	572,000	2,377,331
Sumitomo Realty & Development Co. Ltd.	26,100	901,073
Sumitomo Rubber Industries Ltd.	500	7,615
Suntory Beverage & Food Ltd.	7,100	250,592
Suruga Bank Ltd.	7,000	132,966
Suzuken Co. Ltd.	100	2,561
Suzuki Motor Corp.	58,400	1,844,508
Sysmex Corp.	13,500	579,960
T&D Holdings, Inc.	81,200	983,579
Taiheiyo Cement Corp.	41,000	128,476
Taisei Corp.	20,000	104,452
Taisho Pharmaceutical Holdings Co. Ltd.	134	8,296
Taiyo Nippon Sanso Corp.	12,000	141,313
Takas himaya Co. Ltd.	1,000	8,373
Takeda Pharmaceutical Co. Ltd.	83,600	3,501,320

	Number of Shares	Value

Japan (Continued)
TDK Corp.	6,300	$379,438
Teijin Ltd.	41,000	111,208
Terumo Corp.	52,300	1,189,488
THK Co. Ltd.	2,000	48,435
Tobu Railway Co. Ltd.	41,000	184,770
Toho Co. Ltd.	300	6,687
Toho Gas Co. Ltd.	31,000	162,684
Tohoku Electric Power Co., Inc.	68,800	796,866
Tokio Marine Holdings, Inc.	80,700	2,637,885
Tokyo Electric Power Co., Inc.*	171,400	626,607
Tokyo Electron Ltd.	12,300	837,891
Tokyo Gas Co. Ltd.	325,400	1,773,987
Tokyo Tatemono Co. Ltd.	7,000	55,840
Tokyu Corp.	81,600	492,837
Tokyu Fudosan Holdings Corp.	63,600	454,305
TonenGeneral Sekiyu KK	1,000	8,365
Toppan Printing Co. Ltd.	31,000	199,764
Toray Industries, Inc.	136,200	1,070,417
Toshiba Corp.	601,000	2,670,493
TOTO Ltd.	6,000	71,617
Toyo Seikan Group Holdings Ltd.	300	3,624
Toyo Suisan Kaisha Ltd.	4,000	135,450
Toyoda Gosei Co. Ltd.	300	5,873
Toyota Industries Corp.	8,300	414,598
Toyota Motor Corp.	250,800	15,451,721
Toyota Tsusho Corp.	3,800	89,947
Trend Micro, Inc.	4,100	124,504
Unicharm Corp.	44,000	1,007,017
United Urban Investment Corp. REIT	713	1,145,340
USS Co. Ltd.	56,400	813,824
West Japan Railway Co.	8,400	400,913
Yahoo Japan Corp.	162,400	592,337
Yakult Honsha Co. Ltd.	3,200	169,818
Yamada Denki Co. Ltd.	1,900	6,258
Yamaguchi Financial Group, Inc.	24,400	244,586
Yamaha Corp.	75,200	1,120,573
Yamaha Motor Co. Ltd.	73,200	1,555,689
Yamato Holdings Co. Ltd.	74,700	1,684,785
Yamato Kogyo Co. Ltd.	2,600	72,931
Yamazaki Baking Co. Ltd.	3,000	37,855
Yaskawa Electric Corp.	2,000	25,944
Yokogawa Electric Corp.	4,400	55,373
Yokohama Rubber Co. Ltd. (The)	1,000	9,199

		264,343,152

Luxembourg — 0.3%
Altice SA*	1,680	113,015
ArcelorMittal	73,119	896,929
Millicom International Cellular SA SDR	5,861	487,726
RTL Group SA	722	69,524
SES SA FDR	24,261	902,611
Tenaris SA	42,776	707,428

		3,177,233

Macau — 0.2%
Sands China Ltd.	215,187	1,288,861
Wynn Macau Ltd.	141,171	460,543

		1,749,404

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Mexico — 0.0%
Fresnillo PLC(c)	19,550	$217,426

Netherlands — 4.3%
Aegon NV	163,647	1,284,618
Akzo Nobel NV	25,397	1,754,588
ASML Holding NV	31,110	3,285,426
Corio NV REIT	713	36,071
Delta Lloyd NV	18,452	424,125
Gemalto NV	7,068	600,447
Heineken Holding NV	14,308	978,348
Heineken NV	30,233	2,377,783
ING Groep NV*	347,917	5,096,259
Koninklijke Ahold NV	83,599	1,476,634
Koninklijke Boskalis Westminster NV	8,089	453,882
Koninklijke DSM NV	15,121	994,078
Koninklijke KPN NV	297,413	987,420
Koninklijke Philips NV	85,359	2,574,430
Koninklijke Vopak NV	700	35,165
NN Group NV*	1,144	34,731
OCI NV*	3,050	109,358
QIAGEN NV*	21,081	503,689
Randstad Holding NV	21,082	1,040,324
Reed Elsevier NV	60,067	1,476,635
Royal Dutch Shell PLC, Class A	354,751	11,816,721
Royal Dutch Shell PLC, Class B	225,715	7,837,620
TNT Express NV	39,037	263,091
Unilever NV	141,956	5,781,784
Wolters Kluwer NV	26,058	763,553

		51,986,780

New Zealand — 0.1%
Auckland International Airport Ltd.	94,916	288,166
Contact Energy Ltd.	107,545	517,182
Fletcher Building Ltd.	59,193	380,317
Meridian Energy Ltd.	1,000	1,349
Mighty River Power Ltd.	1,000	2,353
Ryman Healthcare Ltd.	24,803	155,858
Spark New Zealand Ltd.	14,229	34,158

		1,379,383

Norway — 0.6%
DNB ASA	119,950	1,991,914
Gjensidige Forsikring ASA	9,166	157,177
Norsk Hydro ASA	115,849	678,371
Orkla ASA	66,584	495,433
Statoil ASA	89,618	1,692,605
Telenor ASA	95,463	2,015,277
Yara International ASA	16,867	717,192

		7,747,969

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*	3,177,478	327,938
Banco Espirito Santo SA*#	163,078	0
EDP — Energias de Portugal SA	198,074	812,531
Galp Energia SGPS SA	19,542	238,136
Jeronimo Martins SGPS SA	25,055	254,535

		1,633,140

	Number of Shares	Value

Singapore — 1.5%
Ascendas Real Estate Investment Trust REIT	4,000	$7,177
CapitaCommercial Trust REIT	6,000	7,752
CapitaLand Ltd.	746,100	1,899,362
CapitaMall Trust REIT	4,000	6,073
City Developments Ltd.	30,000	231,415
ComfortDelGro Corp. Ltd.	134,000	267,147
DBS Group Holdings Ltd.	160,000	2,432,849
Genting Singapore PLC	680,000	594,410
Global Logistic Properties Ltd.	654,000	1,313,867
Golden Agri-Resources Ltd.	35,000	12,345
Hutchison Port Holdings Trust, Class U	1,345,789	921,865
Jardine Cycle & Carriage Ltd.	300	9,797
Keppel Corp. Ltd.	135,000	931,641
Keppel Land Ltd.	69,000	178,300
Oversea-Chinese Banking Corp. Ltd.	516,000	4,146,517
Sembcorp Industries Ltd.	31,100	108,981
Sembcorp Marine Ltd.	79,200	190,083
Singapore Airlines Ltd.	1,000	8,266
Singapore Exchange Ltd.	18,000	101,031
Singapore Press Holdings Ltd.	82,000	269,739
Singapore Technologies Engineering Ltd.	32,800	84,757
Singapore Telecommunications Ltd.	767,600	2,295,472
StarHub Ltd.	2,000	6,349
Suntec Real Estate Investment Trust REIT	1,000	1,511
United Overseas Bank Ltd.	120,000	2,208,335
UOL Group Ltd.	2,000	10,321
Wilmar International Ltd.	98,000	241,215
Yangzijiang Shipbuilding Holdings Ltd.	7,000	6,575

		18,493,152

Spain — 3.5%
Abertis Infraestructuras SA	34,767	744,010
ACS Actividades de Construccion y Servicios SA	15,277	539,779
Amadeus IT Holding SA, Class A	33,115	1,318,283
Banco Bilbao Vizcaya Argentaria SA	531,016	5,703,630
Banco de Sabadell SA	349,689	991,831
Banco Popular Espanol SA	156,917	862,428
Banco Santander SA	1,131,159	10,196,058
Bankia SA*	419,487	735,475
Bankinter SA	56,444	505,828
CaixaBank SA	143,487	792,362
Distribuidora Internacional de Alimentacion SA	52,296	363,505
Enagas SA	27,960	936,276
Ferrovial SA	37,698	772,514
Gas Natural SDG SA	30,322	858,899
Grifols SA	13,218	588,820
Iberdrola SA	418,285	3,092,628
Inditex SA	97,028	2,825,022
Mapfre SA	21,676	79,539
Red Electrica Corp. SA	14,461	1,324,706
Repsol SA	92,043	2,065,849
Telefonica SA	389,000	6,230,114
Zardoya Otis SA	21,873	233,088

		41,760,644

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Sweden — 3.0%
Alfa Laval AB	28,520	$567,604
Assa Abloy AB, Class B	30,511	1,658,013
Atlas Copco AB, Class A	76,031	2,192,255
Atlas Copco AB, Class B	33,597	892,580
Boliden AB	21,873	369,608
Electrolux AB, Series B	21,810	648,168
Elekta AB, Class B	1,706	17,388
Getinge AB, Class B	18,280	423,135
Hennes & Mauritz AB, Class B	84,521	3,620,442
Hexagon AB, Class B	31,072	987,597
Husqvarna AB, Class B	64,065	471,688
ICA Gruppen AB	1,000	38,624
Industrivarden AB, Class C	1,629	28,794
Investment AB Kinnevik, Class B	20,759	720,220
Investor AB, Class B	39,553	1,485,780
Lundin Petroleum AB*	21,238	299,349
Nordea Bank AB	253,904	3,171,863
Sandvik AB	96,294	1,008,585
Securitas AB, Class B	23,563	284,562
Skandinaviska Enskilda Banken AB, Class A	167,647	2,214,594
Skanska AB, Class B	33,808	728,160
SKF AB, Class B	34,945	719,844
Svenska Cellulosa AB SCA, Class B	50,787	1,198,065
Svenska Handelsbanken AB, Class A	55,226	2,697,402
Swedbank AB, Class A	81,865	2,147,480
Swedish Match AB	27,928	964,449
Tele2 AB, Class B	38,085	493,138
Telefonaktiebolaget LM Ericsson, Class B	249,893	3,146,891
TeliaSonera AB	226,367	1,615,053
Volvo AB, Class B	128,850	1,410,057

		36,221,388

Switzerland — 9.8%
ABB Ltd.*	201,481	4,522,766
Actelion Ltd.*	8,751	1,040,611
Adecco SA*	11,822	830,140
Aryzta AG*	6,723	536,448
Baloise Holding AG	4,191	547,378
Barry Callebaut AG*	8	8,561
Chocoladefabriken Lindt & Spruengli AG	6	358,417
Chocoladefabriken Lindt & Spruengli AG Participation Certificates.	15	75,555
Cie Financiere Richemont SA	44,843	4,216,287
Coca-Cola HBC AG CDI*	863	19,573
Credit Suisse Group AG*	130,354	3,483,302
EMS-Chemie Holding AG	25	9,276
Geberit AG	3,369	1,173,615
Givaudan SA*	780	1,390,075
Glencore PLC*	958,055	4,794,764
Holcim Ltd.*	21,032	1,553,049
Julius Baer Group Ltd.*	19,305	874,694
Kuehne + Nagel International AG	5,085	684,666
Lonza Group AG*	5,013	589,368
Nestle SA	298,264	22,394,880

	Number of Shares	Value

Switzerland (Continued)
Novartis AG	212,753	$20,587,223
Pargesa Holding SA	8,287	659,529
Partners Group Holding AG	1,673	480,473
Roche Holding AG	64,981	19,462,356
Schindler Holding AG	7,293	1,018,944
Schindler Holding AG Participation Certificates	4,181	596,266
SGS SA	777	1,680,652
Sika AG	95	361,614
Sonova Holding AG	5,006	757,441
STMicroelectronics NV	49,883	373,839
Sulzer AG	1,688	188,497
Swatch Group AG (The) — Bearer	3,386	1,673,288
Swatch Group AG (The) — Registered	1,614	148,580
Swiss Life Holding AG*	6,735	1,543,212
Swiss Prime Site AG*	4,988	384,586
Swiss Re AG*	30,314	2,591,396
Swisscom AG	2,461	1,493,792
Syngenta AG	8,440	2,780,287
Transocean Ltd.	30,448	644,726
UBS AG*	302,494	5,447,240
Wolseley PLC	23,506	1,318,128
Zurich Insurance Group AG*	14,308	4,483,791

		117,779,285

United Kingdom — 17.6%
3i Group PLC	102,995	714,305
Aberdeen Asset Management PLC	42,199	296,553
Admiral Group PLC	1,586	30,719
Aggreko PLC	23,386	559,993
Amec Foster Wheeler PLC	26,950	393,390
Anglo American PLC	121,707	2,512,274
Antofagasta PLC	14,332	164,990
ARM Holdings PLC	121,758	1,739,264
Ashtead Group PLC	46,644	767,928
Associated British Foods PLC	31,269	1,564,427
AstraZeneca PLC	114,168	8,524,259
Aviva PLC	300,605	2,385,307
Babcock International Group PLC	27,693	491,830
BAE Systems PLC	382,469	2,874,193
Barclays PLC	1,479,007	5,663,520
BG Group PLC	292,372	4,111,110
BHP Billiton PLC	182,092	4,314,801
BP PLC	1,647,543	10,813,770
British American Tobacco PLC	170,621	10,112,799
British Land Co. PLC REIT	93,506	1,121,721
BT Group PLC	715,919	4,587,160
Bunzl PLC	29,582	825,266
Burberry Group PLC	37,905	976,933
Capita PLC	57,318	957,986
Carnival PLC	10,971	483,259
Centrica PLC	439,876	1,955,463
CNH Industrial NV	81,342	636,709
Cobham PLC	96,191	453,158
Compass Group PLC	151,035	2,571,511
Croda International PLC	12,429	476,426
Diageo PLC	223,262	6,908,498

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

United Kingdom (Continued)
Direct Line Insurance Group PLC	120,551	$554,550
Dixons Carphone PLC	72,187	477,300
easyJet PLC	1,547	39,944
Fiat Chrysler Automobiles NV*	50,788	633,421
G4S PLC	135,908	586,769
GKN PLC	149,157	804,497
GlaxoSmithKline PLC	436,753	10,130,868
Hammerson PLC REIT	61,669	600,122
Hargreaves Lansdown PLC	14,112	215,031
HSBC Holdings PLC	1,771,127	17,622,742
ICAP PLC	45,919	298,954
IMI PLC	23,530	434,066
Imperial Tobacco Group PLC	80,784	3,735,093
Inmarsat PLC	38,558	478,512
InterContinental Hotels Group PLC	22,579	955,781
International Consolidated Airlines Group SA*	92,096	658,131
Intertek Group PLC	14,293	521,308
Intu Properties PLC REIT	80,232	447,279
Investec PLC	60,844	562,631
ITV PLC	318,307	1,065,001
J Sainsbury PLC	105,879	386,007
Johnson Matthey PLC	18,311	951,302
Kingfisher PLC	203,053	989,575
Land Securities Group PLC REIT	92,160	1,710,186
Legal & General Group PLC	533,861	2,057,224
Lloyds Banking Group PLC*	5,281,114	6,628,202
London Stock Exchange Group PLC	20,414	719,050
Marks & Spencer Group PLC	137,825	1,051,664
Meggitt PLC	70,135	551,045
Melrose Industries PLC	4,908	19,833
Merlin Entertainments PLC, 144A	1,000	5,920
National Grid PLC	348,795	5,066,843
Next PLC	14,280	1,511,199
Old Mutual PLC	424,238	1,327,318
Pearson PLC	87,052	1,673,868
Persimmon PLC*	27,672	662,624
Petrofac Ltd.	1,613	20,786
Prudential PLC	260,385	6,296,094
Reckitt Benckiser Group PLC	61,720	5,066,207
Reed Elsevier PLC	101,899	1,771,534
Rexam PLC	62,543	441,963
Rio Tinto PLC	113,964	5,327,043
Rolls-Royce Holdings PLC*	171,038	2,250,852
Royal Bank of Scotland Group PLC*	198,614	1,226,369
Royal Mail PLC	29,575	193,009
RSA Insurance Group PLC*	91,357	668,125
SABMiller PLC	93,911	5,228,035
Sage Group PLC (The)	75,326	478,994
Schroders PLC	10,107	425,466
Segro PLC REIT	64,210	393,464
Severn Trent PLC	21,873	698,009
Sky PLC	122,483	1,783,101
Smith & Nephew PLC	66,828	1,158,686
Smiths Group PLC	34,283	619,579
Sports Direct International PLC*	9,040	93,266
SSE PLC	90,538	2,319,311

	Number of Shares	Value

United Kingdom (Continued)
Standard Chartered PLC	222,772	$3,260,850
Standard Life PLC	206,701	1,368,966
Subsea 7 SA	23,693	236,070
Tate & Lyle PLC	54,694	515,586
Tesco PLC	681,005	1,983,339
Travis Perkins PLC	21,238	599,454
TUI Travel PLC	69,791	484,787
Tullow Oil PLC	85,372	568,080
Unilever PLC	108,742	4,596,311
United Utilities Group PLC	58,359	825,431
Vodafone Group PLC	2,420,731	8,846,142
Weir Group PLC (The)	22,734	666,183
Whitbread PLC	19,741	1,414,432
William Hill PLC	78,678	411,702
WM Morrison Supermarkets PLC	192,140	535,723
WPP PLC	117,869	2,467,111

		211,363,442

TOTAL COMMON STOCKS (Cost $1,182,695,732)		1,184,152,939

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	842	71,488
Fuchs Petrolub SE	1,486	61,476
Henkel AG & Co. KGaA	15,308	1,698,287
Porsche Automobil Holding SE	12,628	1,099,794
Volkswagen AG	14,896	3,430,372

		6,361,417

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C*	11,515,770	17,988

TOTAL PREFERRED STOCKS (Cost $6,222,381)		6,379,405

RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings Ltd.*, expires 1/15/15	4,268	6,537

Hong Kong — 0.0%
Shangri-La Asia Ltd.*, expires 1/15/15	46,318	2,001

Spain — 0.0%
CaixaBank SA*, expires 1/09/15	131,175	8,808

TOTAL RIGHTS (Cost $8,183)		17,346

WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $4,861)	4,854	10,553

TOTAL INVESTMENTS — 98.8% (Cost $1,188,931,157)		$1,190,560,243
Other assets less liabilities — 1.2%		14,000,542

NET ASSETS — 100.0%		$1,204,560,785

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

As of November 30, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI EAFE Index Futures	20	$1,836,400	12/19/2014	$(54,600)

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	CHF	19,772,000	USD	20,546,906	$84,293
Barclays Bank PLC	12/2/2014	CHF	488,000	USD	507,294	2,249
Barclays Bank PLC	12/2/2014	CHF	359,500	USD	374,395	2,338
Barclays Bank PLC	12/2/2014	CHF	243,500	USD	250,197	(1,809)
Barclays Bank PLC	12/2/2014	CHF	1,453,500	USD	1,504,417	148
Barclays Bank PLC	12/2/2014	CHF	369,000	USD	383,096	1,207
Barclays Bank PLC	12/2/2014	CHF	1,223,500	USD	1,275,849	9,614
Barclays Bank PLC	12/2/2014	CHF	1,190,500	USD	1,233,833	1,751
Barclays Bank PLC	12/2/2014	CHF	235,000	USD	245,345	2,136
Barclays Bank PLC	12/2/2014	CHF	1,486,500	USD	1,533,015	(5,407)
Barclays Bank PLC	12/2/2014	CHF	4,210,000	USD	4,367,324	10,274
Canadian Imperial Bank of Commerce	12/2/2014	CHF	19,772,000	USD	20,547,034	84,421
JP Morgan & Chase Co.	12/2/2014	CHF	19,772,000	USD	20,546,821	84,207
JP Morgan & Chase Co.	12/2/2014	CHF	488,000	USD	507,294	2,249
JP Morgan & Chase Co.	12/2/2014	CHF	1,190,500	USD	1,233,833	1,751
JP Morgan & Chase Co.	12/2/2014	CHF	359,500	USD	374,431	2,374
JP Morgan & Chase Co.	12/2/2014	CHF	243,500	USD	250,196	(1,809)
JP Morgan & Chase Co.	12/2/2014	CHF	1,453,500	USD	1,504,415	146
JP Morgan & Chase Co.	12/2/2014	CHF	369,000	USD	383,094	1,205
JP Morgan & Chase Co.	12/2/2014	CHF	1,223,500	USD	1,275,851	9,615
JP Morgan & Chase Co.	12/2/2014	CHF	235,000	USD	245,344	2,135
JP Morgan & Chase Co.	12/2/2014	CHF	1,486,500	USD	1,533,002	(5,420)
JP Morgan & Chase Co.	12/2/2014	CHF	4,210,000	USD	4,367,315	10,265
State Street Bank & Trust Co.	12/2/2014	CHF	19,772,000	USD	20,547,376	84,763
The Bank of New York Mellon	12/2/2014	CHF	49,400	USD	51,208	82
The Bank of New York Mellon	12/2/2014	CHF	402,000	USD	418,312	2,270
Barclays Bank PLC	12/2/2014	DKK	20,893,000	USD	3,517,344	25,691
Barclays Bank PLC	12/2/2014	DKK	547,500	USD	92,193	694
Barclays Bank PLC	12/2/2014	DKK	400,500	USD	67,509	577
Barclays Bank PLC	12/2/2014	DKK	266,500	USD	44,351	(186)
Barclays Bank PLC	12/2/2014	DKK	1,598,500	USD	267,696	554
Barclays Bank PLC	12/2/2014	DKK	397,500	USD	66,645	215
Barclays Bank PLC	12/2/2014	DKK	1,322,000	USD	222,490	1,557
Barclays Bank PLC	12/2/2014	DKK	1,341,000	USD	225,083	974
Barclays Bank PLC	12/2/2014	DKK	268,500	USD	45,241	369
Barclays Bank PLC	12/2/2014	DKK	1,693,500	USD	282,050	(968)
Barclays Bank PLC	12/2/2014	DKK	4,866,000	USD	816,068	2,859
Canadian Imperial Bank of Commerce	12/2/2014	DKK	20,893,000	USD	3,517,207	25,555
JP Morgan & Chase Co.	12/2/2014	DKK	20,893,000	USD	3,517,340	25,688
JP Morgan & Chase Co.	12/2/2014	DKK	547,500	USD	92,192	693
JP Morgan & Chase Co.	12/2/2014	DKK	1,341,000	USD	225,080	972
JP Morgan & Chase Co.	12/2/2014	DKK	400,500	USD	67,515	583
JP Morgan & Chase Co.	12/2/2014	DKK	266,500	USD	44,352	(186)
JP Morgan & Chase Co.	12/2/2014	DKK	1,598,500	USD	267,704	561
JP Morgan & Chase Co.	12/2/2014	DKK	397,500	USD	66,645	214
JP Morgan & Chase Co.	12/2/2014	DKK	1,322,000	USD	222,490	1,556
JP Morgan & Chase Co.	12/2/2014	DKK	268,500	USD	45,242	370
JP Morgan & Chase Co.	12/2/2014	DKK	1,693,500	USD	282,050	(969)
JP Morgan & Chase Co.	12/2/2014	DKK	4,866,000	USD	816,065	2,856

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/2/2014	DKK	20,893,000	USD	3,517,352	$25,700
Barclays Bank PLC	12/2/2014	EUR	52,224,000	USD	65,442,260	503,998
Barclays Bank PLC	12/2/2014	EUR	1,314,000	USD	1,646,910	13,008
Barclays Bank PLC	12/2/2014	EUR	958,500	USD	1,202,495	10,643
Barclays Bank PLC	12/2/2014	EUR	652,500	USD	807,689	(3,667)
Barclays Bank PLC	12/2/2014	EUR	3,877,000	USD	4,829,057	8,177
Barclays Bank PLC	12/2/2014	EUR	968,500	USD	1,208,658	4,371
Barclays Bank PLC	12/2/2014	EUR	3,233,500	USD	4,050,796	30,080
Barclays Bank PLC	12/2/2014	EUR	3,216,000	USD	4,017,910	18,954
Barclays Bank PLC	12/2/2014	EUR	661,500	USD	829,744	7,198
Barclays Bank PLC	12/2/2014	EUR	4,212,500	USD	5,220,349	(17,711)
Barclays Bank PLC	12/2/2014	EUR	12,134,000	USD	15,139,119	51,020
Canadian Imperial Bank of Commerce	12/2/2014	EUR	52,224,000	USD	65,441,894	503,632
JP Morgan & Chase Co.	12/2/2014	EUR	52,224,000	USD	65,441,372	503,110
JP Morgan & Chase Co.	12/2/2014	EUR	1,314,000	USD	1,646,918	13,016
JP Morgan & Chase Co.	12/2/2014	EUR	3,216,000	USD	4,017,932	18,977
JP Morgan & Chase Co.	12/2/2014	EUR	958,500	USD	1,202,637	10,784
JP Morgan & Chase Co.	12/2/2014	EUR	1,000,000	USD	1,248,557	5,101
JP Morgan & Chase Co.	12/2/2014	EUR	652,500	USD	807,688	(3,667)
JP Morgan & Chase Co.	12/2/2014	EUR	600,000	USD	745,340	(734)
JP Morgan & Chase Co.	12/2/2014	EUR	3,877,000	USD	4,829,265	8,385
JP Morgan & Chase Co.	12/2/2014	EUR	968,500	USD	1,208,658	4,371
JP Morgan & Chase Co.	12/2/2014	EUR	3,233,500	USD	4,050,793	30,077
JP Morgan & Chase Co.	12/2/2014	EUR	661,500	USD	829,747	7,201
JP Morgan & Chase Co.	12/2/2014	EUR	4,212,500	USD	5,220,349	(17,711)
JP Morgan & Chase Co.	12/2/2014	EUR	12,134,000	USD	15,139,131	51,032
State Street Bank & Trust Co.	12/2/2014	EUR	52,224,000	USD	65,443,148	504,885
The Bank of New York Mellon	12/2/2014	EUR	69,800	USD	87,638	845
The Bank of New York Mellon	12/2/2014	EUR	523,000	USD	654,255	3,927
Barclays Bank PLC	12/2/2014	GBP	28,722,000	USD	45,944,237	1,080,132
Barclays Bank PLC	12/2/2014	GBP	712,500	USD	1,139,513	26,580
Barclays Bank PLC	12/2/2014	GBP	524,000	USD	838,060	19,566
Barclays Bank PLC	12/2/2014	GBP	355,000	USD	561,950	7,436
Barclays Bank PLC	12/2/2014	GBP	2,136,500	USD	3,391,337	54,099
Barclays Bank PLC	12/2/2014	GBP	540,000	USD	848,236	4,749
Barclays Bank PLC	12/2/2014	GBP	1,803,000	USD	2,825,245	8,938
Barclays Bank PLC	12/2/2014	GBP	1,739,500	USD	2,778,672	61,552
Barclays Bank PLC	12/2/2014	GBP	365,000	USD	572,106	1,972
Barclays Bank PLC	12/2/2014	GBP	2,298,000	USD	3,598,693	9,190
Barclays Bank PLC	12/2/2014	GBP	6,534,500	USD	10,265,353	58,387
Canadian Imperial Bank of Commerce	12/2/2014	GBP	28,722,000	USD	45,940,265	1,076,160
JP Morgan & Chase Co.	12/2/2014	GBP	28,722,000	USD	45,939,977	1,075,872
JP Morgan & Chase Co.	12/2/2014	GBP	712,500	USD	1,139,518	26,584
JP Morgan & Chase Co.	12/2/2014	GBP	1,739,500	USD	2,778,674	61,554
JP Morgan & Chase Co.	12/2/2014	GBP	524,000	USD	838,144	19,650
JP Morgan & Chase Co.	12/2/2014	GBP	600,000	USD	958,076	20,869
JP Morgan & Chase Co.	12/2/2014	GBP	355,000	USD	561,948	7,434
JP Morgan & Chase Co.	12/2/2014	GBP	400,000	USD	636,243	11,438
JP Morgan & Chase Co.	12/2/2014	GBP	2,136,500	USD	3,391,339	54,101
JP Morgan & Chase Co.	12/2/2014	GBP	540,000	USD	848,236	4,749
JP Morgan & Chase Co.	12/2/2014	GBP	1,803,000	USD	2,825,251	8,943
JP Morgan & Chase Co.	12/2/2014	GBP	365,000	USD	572,108	1,974
JP Morgan & Chase Co.	12/2/2014	GBP	2,298,000	USD	3,598,696	9,192
JP Morgan & Chase Co.	12/2/2014	GBP	6,534,500	USD	10,265,360	58,393
State Street Bank & Trust Co.	12/2/2014	GBP	28,722,000	USD	45,940,322	1,076,217
The Bank of New York Mellon	12/2/2014	GBP	211,000	USD	337,571	7,986

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	ILS	4,339,000	USD	1,144,125	$29,932
Barclays Bank PLC	12/2/2014	ILS	113,500	USD	29,866	720
Barclays Bank PLC	12/2/2014	ILS	87,000	USD	22,981	641
Barclays Bank PLC	12/2/2014	ILS	58,500	USD	15,366	344
Barclays Bank PLC	12/2/2014	ILS	352,000	USD	92,379	1,990
Barclays Bank PLC	12/2/2014	ILS	88,500	USD	23,227	502
Barclays Bank PLC	12/2/2014	ILS	295,000	USD	77,375	1,624
Barclays Bank PLC	12/2/2014	ILS	267,000	USD	70,167	1,605
Barclays Bank PLC	12/2/2014	ILS	59,000	USD	15,354	204
Barclays Bank PLC	12/2/2014	ILS	369,000	USD	95,698	944
Barclays Bank PLC	12/2/2014	ILS	1,038,000	USD	268,762	2,218
Canadian Imperial Bank of Commerce	12/2/2014	ILS	4,339,000	USD	1,143,980	29,787
JP Morgan & Chase Co.	12/2/2014	ILS	4,339,000	USD	1,144,156	29,963
JP Morgan & Chase Co.	12/2/2014	ILS	113,500	USD	29,866	721
JP Morgan & Chase Co.	12/2/2014	ILS	267,000	USD	70,168	1,607
JP Morgan & Chase Co.	12/2/2014	ILS	87,000	USD	22,984	644
JP Morgan & Chase Co.	12/2/2014	ILS	58,500	USD	15,366	344
JP Morgan & Chase Co.	12/2/2014	ILS	352,000	USD	92,378	1,989
JP Morgan & Chase Co.	12/2/2014	ILS	88,500	USD	23,227	501
JP Morgan & Chase Co.	12/2/2014	ILS	295,000	USD	77,370	1,619
JP Morgan & Chase Co.	12/2/2014	ILS	59,000	USD	15,354	203
JP Morgan & Chase Co.	12/2/2014	ILS	369,000	USD	95,697	943
JP Morgan & Chase Co.	12/2/2014	ILS	1,038,000	USD	268,764	2,220
State Street Bank & Trust Co.	12/2/2014	ILS	4,339,000	USD	1,144,170	29,978
Barclays Bank PLC	12/2/2014	NOK	12,441,000	USD	1,840,976	67,604
Barclays Bank PLC	12/2/2014	NOK	307,000	USD	45,471	1,711
Barclays Bank PLC	12/2/2014	NOK	224,500	USD	32,721	720
Barclays Bank PLC	12/2/2014	NOK	151,000	USD	21,976	452
Barclays Bank PLC	12/2/2014	NOK	912,500	USD	133,865	3,795
Barclays Bank PLC	12/2/2014	NOK	227,500	USD	33,488	1,060
Barclays Bank PLC	12/2/2014	NOK	761,500	USD	112,764	4,218
Barclays Bank PLC	12/2/2014	NOK	754,500	USD	110,826	3,278
Barclays Bank PLC	12/2/2014	NOK	155,000	USD	22,822	728
Barclays Bank PLC	12/2/2014	NOK	973,500	USD	143,169	4,403
Barclays Bank PLC	12/2/2014	NOK	2,753,500	USD	404,009	11,518
Canadian Imperial Bank of Commerce	12/2/2014	NOK	12,441,000	USD	1,841,065	67,694
JP Morgan & Chase Co.	12/2/2014	NOK	12,441,000	USD	1,841,104	67,732
JP Morgan & Chase Co.	12/2/2014	NOK	307,000	USD	45,471	1,710
JP Morgan & Chase Co.	12/2/2014	NOK	754,500	USD	110,826	3,278
JP Morgan & Chase Co.	12/2/2014	NOK	224,500	USD	32,724	723
JP Morgan & Chase Co.	12/2/2014	NOK	151,000	USD	21,977	453
JP Morgan & Chase Co.	12/2/2014	NOK	912,500	USD	133,868	3,798
JP Morgan & Chase Co.	12/2/2014	NOK	227,500	USD	33,488	1,060
JP Morgan & Chase Co.	12/2/2014	NOK	761,500	USD	112,764	4,218
JP Morgan & Chase Co.	12/2/2014	NOK	155,000	USD	22,822	728
JP Morgan & Chase Co.	12/2/2014	NOK	973,500	USD	143,169	4,404
JP Morgan & Chase Co.	12/2/2014	NOK	2,753,500	USD	404,009	11,518
State Street Bank & Trust Co.	12/2/2014	NOK	12,441,000	USD	1,841,051	67,679
The Bank of New York Mellon	12/2/2014	NOK	120,000	USD	17,129	23
Barclays Bank PLC	12/2/2014	SEK	50,886,000	USD	6,876,554	52,218
Barclays Bank PLC	12/2/2014	SEK	1,267,000	USD	171,592	1,674
Barclays Bank PLC	12/2/2014	SEK	935,000	USD	126,617	1,224
Barclays Bank PLC	12/2/2014	SEK	630,000	USD	84,778	288
Barclays Bank PLC	12/2/2014	SEK	3,769,000	USD	509,003	3,542
Barclays Bank PLC	12/2/2014	SEK	950,000	USD	127,894	489
Barclays Bank PLC	12/2/2014	SEK	3,158,000	USD	427,324	3,804

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	SEK	3,089,000	USD	416,444	$2,178
Barclays Bank PLC	12/2/2014	SEK	638,500	USD	86,389	760
Barclays Bank PLC	12/2/2014	SEK	4,048,000	USD	542,382	(496)
Barclays Bank PLC	12/2/2014	SEK	11,673,000	USD	1,571,492	6,023
Canadian Imperial Bank of Commerce	12/2/2014	SEK	50,886,000	USD	6,876,486	52,151
JP Morgan & Chase Co.	12/2/2014	SEK	50,886,000	USD	6,876,579	52,244
JP Morgan & Chase Co.	12/2/2014	SEK	1,267,000	USD	171,591	1,673
JP Morgan & Chase Co.	12/2/2014	SEK	3,089,000	USD	416,442	2,175
JP Morgan & Chase Co.	12/2/2014	SEK	935,000	USD	126,618	1,225
JP Morgan & Chase Co.	12/2/2014	SEK	630,000	USD	84,778	288
JP Morgan & Chase Co.	12/2/2014	SEK	3,769,000	USD	509,008	3,546
JP Morgan & Chase Co.	12/2/2014	SEK	950,000	USD	127,893	488
JP Morgan & Chase Co.	12/2/2014	SEK	3,158,000	USD	427,323	3,802
JP Morgan & Chase Co.	12/2/2014	SEK	638,500	USD	86,389	759
JP Morgan & Chase Co.	12/2/2014	SEK	4,048,000	USD	542,382	(497)
JP Morgan & Chase Co.	12/2/2014	SEK	11,673,000	USD	1,571,484	6,015
State Street Bank & Trust Co.	12/2/2014	SEK	50,886,000	USD	6,876,562	52,226
Barclays Bank PLC	12/2/2014	USD	1,436,328	CHF	1,384,000	(3,987)
Barclays Bank PLC	12/2/2014	USD	30,754,149	CHF	29,647,000	(71,614)
Barclays Bank PLC	12/2/2014	USD	5,625,429	DKK	33,594,500	(11,094)
Barclays Bank PLC	12/2/2014	USD	3,137,935	EUR	2,500,000	(29,294)
Barclays Bank PLC	12/2/2014	USD	2,384,771	EUR	1,910,000	(9,769)
Barclays Bank PLC	12/2/2014	USD	98,486,332	EUR	79,042,000	(201,058)
Barclays Bank PLC	12/2/2014	USD	2,356,224	GBP	1,500,000	(13,206)
Barclays Bank PLC	12/2/2014	USD	1,662,083	GBP	1,057,000	(11,036)
Barclays Bank PLC	12/2/2014	USD	67,611,077	GBP	43,173,000	(174,338)
Barclays Bank PLC	12/2/2014	USD	1,813,737	ILS	7,066,500	838
Barclays Bank PLC	12/2/2014	USD	2,806,661	NOK	19,661,500	(4,061)
Barclays Bank PLC	12/2/2014	USD	10,887,968	SEK	81,043,500	(19,202)
Canadian Imperial Bank of Commerce	12/2/2014	USD	20,521,017	CHF	19,772,000	(58,404)
Canadian Imperial Bank of Commerce	12/2/2014	USD	3,500,427	DKK	20,893,000	(8,775)
Canadian Imperial Bank of Commerce	12/2/2014	USD	65,105,050	EUR	52,224,000	(166,787)
Canadian Imperial Bank of Commerce	12/2/2014	USD	44,980,088	GBP	28,722,000	(115,983)
Canadian Imperial Bank of Commerce	12/2/2014	USD	1,113,249	ILS	4,339,000	943
Canadian Imperial Bank of Commerce	12/2/2014	USD	1,775,802	NOK	12,441,000	(2,430)
Canadian Imperial Bank of Commerce	12/2/2014	USD	6,837,770	SEK	50,886,000	(13,434)
JP Morgan & Chase Co.	12/2/2014	USD	517,837	CHF	500,000	(373)
JP Morgan & Chase Co.	12/2/2014	USD	31,687,597	CHF	30,531,000	(90,185)
JP Morgan & Chase Co.	12/2/2014	USD	5,628,445	DKK	33,594,500	(14,109)
JP Morgan & Chase Co.	12/2/2014	USD	6,900	EUR	5,506	(53)
JP Morgan & Chase Co.	12/2/2014	USD	1,248,526	EUR	1,000,000	(5,070)
JP Morgan & Chase Co.	12/2/2014	USD	1,351,000	EUR	1,088,324	2,284
JP Morgan & Chase Co.	12/2/2014	USD	103,419,802	EUR	82,958,169	(264,943)
JP Morgan & Chase Co.	12/2/2014	USD	958,898	GBP	600,000	(21,691)
JP Morgan & Chase Co.	12/2/2014	USD	706,356	GBP	450,000	(3,451)
JP Morgan & Chase Co.	12/2/2014	USD	71,537,164	GBP	45,680,000	(184,462)
JP Morgan & Chase Co.	12/2/2014	USD	1,813,039	ILS	7,066,500	1,536
JP Morgan & Chase Co.	12/2/2014	USD	2,806,440	NOK	19,661,500	(3,840)
JP Morgan & Chase Co.	12/2/2014	USD	10,890,162	SEK	81,043,500	(21,396)
State Street Bank & Trust Co.	12/2/2014	USD	20,521,017	CHF	19,772,000	(58,404)
State Street Bank & Trust Co.	12/2/2014	USD	3,500,427	DKK	20,893,000	(8,775)
State Street Bank & Trust Co.	12/2/2014	USD	65,105,050	EUR	52,224,000	(166,787)
State Street Bank & Trust Co.	12/2/2014	USD	44,980,088	GBP	28,722,000	(115,983)
State Street Bank & Trust Co.	12/2/2014	USD	1,113,249	ILS	4,339,000	943
State Street Bank & Trust Co.	12/2/2014	USD	1,775,802	NOK	12,441,000	(2,430)
State Street Bank & Trust Co.	12/2/2014	USD	6,837,770	SEK	50,886,000	(13,434)

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/2/2014	USD	468,500	CHF	451,400	$(1,333)
The Bank of New York Mellon	12/2/2014	USD	739,014	EUR	592,800	(1,893)
The Bank of New York Mellon	12/2/2014	USD	110,558	GBP	70,000	(1,217)
The Bank of New York Mellon	12/2/2014	USD	220,813	GBP	141,000	(569)
The Bank of New York Mellon	12/2/2014	USD	17,589	NOK	120,000	(484)
Barclays Bank PLC	12/3/2014	AUD	20,171,000	USD	17,694,304	534,556
Barclays Bank PLC	12/3/2014	AUD	499,500	USD	438,668	13,736
Barclays Bank PLC	12/3/2014	AUD	371,500	USD	323,935	7,894
Barclays Bank PLC	12/3/2014	AUD	248,500	USD	212,461	1,059
Barclays Bank PLC	12/3/2014	AUD	1,501,000	USD	1,293,871	16,950
Barclays Bank PLC	12/3/2014	AUD	367,500	USD	319,905	7,268
Barclays Bank PLC	12/3/2014	AUD	1,227,000	USD	1,073,571	29,745
Barclays Bank PLC	12/3/2014	AUD	1,227,000	USD	1,064,224	20,398
Barclays Bank PLC	12/3/2014	AUD	242,500	USD	208,718	2,420
Barclays Bank PLC	12/3/2014	AUD	1,498,500	USD	1,298,151	23,356
Barclays Bank PLC	12/3/2014	AUD	4,284,000	USD	3,652,757	8,299
Canadian Imperial Bank of Commerce	12/3/2014	AUD	20,171,000	USD	17,696,825	537,078
JP Morgan & Chase Co.	12/3/2014	AUD	20,171,000	USD	17,696,523	536,775
JP Morgan & Chase Co.	12/3/2014	AUD	499,500	USD	438,675	13,743
JP Morgan & Chase Co.	12/3/2014	AUD	1,227,000	USD	1,064,229	20,403
JP Morgan & Chase Co.	12/3/2014	AUD	371,500	USD	323,955	7,915
JP Morgan & Chase Co.	12/3/2014	AUD	248,500	USD	212,462	1,060
JP Morgan & Chase Co.	12/3/2014	AUD	1,501,000	USD	1,293,882	16,960
JP Morgan & Chase Co.	12/3/2014	AUD	367,500	USD	319,905	7,268
JP Morgan & Chase Co.	12/3/2014	AUD	1,227,000	USD	1,073,565	29,739
JP Morgan & Chase Co.	12/3/2014	AUD	242,500	USD	208,719	2,421
JP Morgan & Chase Co.	12/3/2014	AUD	1,498,500	USD	1,298,154	23,359
JP Morgan & Chase Co.	12/3/2014	AUD	4,284,000	USD	3,652,774	8,316
State Street Bank & Trust Co.	12/3/2014	AUD	20,171,000	USD	17,694,606	534,859
The Bank of New York Mellon	12/3/2014	AUD	355,200	USD	309,808	7,635
Barclays Bank PLC	12/3/2014	HKD	54,172,000	USD	6,985,393	211
Barclays Bank PLC	12/3/2014	HKD	1,340,000	USD	172,792	6
Barclays Bank PLC	12/3/2014	HKD	3,293,500	USD	424,794	115
Barclays Bank PLC	12/3/2014	HKD	993,000	USD	128,082	40
Barclays Bank PLC	12/3/2014	HKD	655,000	USD	84,486	27
Barclays Bank PLC	12/3/2014	HKD	3,926,000	USD	506,401	165
Barclays Bank PLC	12/3/2014	HKD	1,016,500	USD	131,082	10
Barclays Bank PLC	12/3/2014	HKD	3,405,000	USD	439,079	23
Barclays Bank PLC	12/3/2014	HKD	665,000	USD	85,745	(3)
Barclays Bank PLC	12/3/2014	HKD	4,156,000	USD	535,675	(218)
Barclays Bank PLC	12/3/2014	HKD	11,961,000	USD	1,542,541	236
Canadian Imperial Bank of Commerce	12/3/2014	HKD	54,172,000	USD	6,985,393	211
JP Morgan & Chase Co.	12/3/2014	HKD	54,172,000	USD	6,985,384	202
JP Morgan & Chase Co.	12/3/2014	HKD	1,340,000	USD	172,793	7
JP Morgan & Chase Co.	12/3/2014	HKD	3,293,500	USD	424,794	116
JP Morgan & Chase Co.	12/3/2014	HKD	993,000	USD	128,095	53
JP Morgan & Chase Co.	12/3/2014	HKD	655,000	USD	84,486	27
JP Morgan & Chase Co.	12/3/2014	HKD	3,926,000	USD	506,404	168
JP Morgan & Chase Co.	12/3/2014	HKD	1,016,500	USD	131,082	10
JP Morgan & Chase Co.	12/3/2014	HKD	3,405,000	USD	439,080	24
JP Morgan & Chase Co.	12/3/2014	HKD	665,000	USD	85,745	(3)
JP Morgan & Chase Co.	12/3/2014	HKD	4,156,000	USD	535,677	(216)
JP Morgan & Chase Co.	12/3/2014	HKD	11,961,000	USD	1,542,538	233
State Street Bank & Trust Co.	12/3/2014	HKD	54,172,000	USD	6,985,506	324
The Bank of New York Mellon	12/3/2014	HKD	6,400,000	USD	825,368	123
Barclays Bank PLC	12/3/2014	JPY	5,160,915,000	USD	46,046,749	2,570,938

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	JPY	129,207,500	USD	1,150,532	$62,081
Barclays Bank PLC	12/3/2014	JPY	99,864,500	USD	878,566	37,303
Barclays Bank PLC	12/3/2014	JPY	68,685,000	USD	596,481	17,875
Barclays Bank PLC	12/3/2014	JPY	414,515,500	USD	3,617,621	125,721
Barclays Bank PLC	12/3/2014	JPY	105,510,000	USD	911,337	22,515
Barclays Bank PLC	12/3/2014	JPY	354,306,500	USD	3,047,137	62,441
Barclays Bank PLC	12/3/2014	JPY	329,451,500	USD	2,895,905	120,589
Barclays Bank PLC	12/3/2014	JPY	70,716,000	USD	599,325	3,610
Barclays Bank PLC	12/3/2014	JPY	442,957,000	USD	3,762,600	31,108
Barclays Bank PLC	12/3/2014	JPY	1,267,022,500	USD	10,741,812	68,350
Canadian Imperial Bank of Commerce	12/3/2014	JPY	5,160,915,000	USD	46,044,654	2,568,842
JP Morgan & Chase Co.	12/3/2014	JPY	5,160,915,000	USD	46,044,243	2,568,432
JP Morgan & Chase Co.	12/3/2014	JPY	129,207,500	USD	1,150,533	62,082
JP Morgan & Chase Co.	12/3/2014	JPY	329,451,500	USD	2,895,949	120,632
JP Morgan & Chase Co.	12/3/2014	JPY	99,864,500	USD	878,678	37,415
JP Morgan & Chase Co.	12/3/2014	JPY	60,000,000	USD	523,818	18,375
JP Morgan & Chase Co.	12/3/2014	JPY	68,685,000	USD	596,473	17,867
JP Morgan & Chase Co.	12/3/2014	JPY	414,515,500	USD	3,617,607	125,707
JP Morgan & Chase Co.	12/3/2014	JPY	105,510,000	USD	911,334	22,513
JP Morgan & Chase Co.	12/3/2014	JPY	354,306,500	USD	3,047,135	62,439
JP Morgan & Chase Co.	12/3/2014	JPY	70,716,000	USD	599,297	3,582
JP Morgan & Chase Co.	12/3/2014	JPY	64,000,000	USD	544,674	5,535
JP Morgan & Chase Co.	12/3/2014	JPY	442,957,000	USD	3,762,757	31,264
JP Morgan & Chase Co.	12/3/2014	JPY	1,267,022,500	USD	10,741,812	68,350
State Street Bank & Trust Co.	12/3/2014	JPY	5,160,915,000	USD	46,046,009	2,570,198
The Bank of New York Mellon	12/3/2014	JPY	36,400,000	USD	319,958	13,322
The Bank of New York Mellon	12/3/2014	JPY	147,800,000	USD	1,301,840	56,765
The Bank of New York Mellon	12/3/2014	JPY	897,000,000	USD	7,824,835	268,462
The Bank of New York Mellon	12/3/2014	JPY	10,400,000	USD	89,889	2,279
Barclays Bank PLC	12/3/2014	NZD	358,000	USD	277,694	(3,063)
Barclays Bank PLC	12/3/2014	NZD	9,000	USD	6,996	(63)
Barclays Bank PLC	12/3/2014	NZD	6,500	USD	5,039	(58)
Barclays Bank PLC	12/3/2014	NZD	4,500	USD	3,454	(75)
Barclays Bank PLC	12/3/2014	NZD	26,500	USD	20,482	(300)
Barclays Bank PLC	12/3/2014	NZD	6,500	USD	5,118	21
Barclays Bank PLC	12/3/2014	NZD	22,500	USD	17,777	131
Barclays Bank PLC	12/3/2014	NZD	22,000	USD	16,941	(313)
Barclays Bank PLC	12/3/2014	NZD	4,500	USD	3,533	4
Barclays Bank PLC	12/3/2014	NZD	28,500	USD	22,443	92
Barclays Bank PLC	12/3/2014	NZD	75,000	USD	58,568	(250)
Canadian Imperial Bank of Commerce	12/3/2014	NZD	358,000	USD	277,727	(3,030)
JP Morgan & Chase Co.	12/3/2014	NZD	358,000	USD	277,727	(3,030)
JP Morgan & Chase Co.	12/3/2014	NZD	9,000	USD	6,996	(62)
JP Morgan & Chase Co.	12/3/2014	NZD	22,000	USD	16,945	(308)
JP Morgan & Chase Co.	12/3/2014	NZD	6,500	USD	5,040	(57)
JP Morgan & Chase Co.	12/3/2014	NZD	4,500	USD	3,455	(74)
JP Morgan & Chase Co.	12/3/2014	NZD	26,500	USD	20,483	(299)
JP Morgan & Chase Co.	12/3/2014	NZD	6,500	USD	5,119	21
JP Morgan & Chase Co.	12/3/2014	NZD	22,500	USD	17,777	131
JP Morgan & Chase Co.	12/3/2014	NZD	4,500	USD	3,535	5
JP Morgan & Chase Co.	12/3/2014	NZD	28,500	USD	22,443	93
JP Morgan & Chase Co.	12/3/2014	NZD	75,000	USD	58,572	(246)
State Street Bank & Trust Co.	12/3/2014	NZD	358,000	USD	277,703	(3,054)
Barclays Bank PLC	12/3/2014	SGD	3,982,000	USD	3,096,950	43,705
Barclays Bank PLC	12/3/2014	SGD	83,000	USD	64,592	951
Barclays Bank PLC	12/3/2014	SGD	62,000	USD	48,066	527

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	SGD	41,500	USD	32,025	$205
Barclays Bank PLC	12/3/2014	SGD	249,000	USD	193,154	2,230
Barclays Bank PLC	12/3/2014	SGD	63,000	USD	48,781	475
Barclays Bank PLC	12/3/2014	SGD	210,500	USD	162,305	902
Barclays Bank PLC	12/3/2014	SGD	208,000	USD	161,083	1,597
Barclays Bank PLC	12/3/2014	SGD	48,000	USD	36,747	(57)
Barclays Bank PLC	12/3/2014	SGD	299,000	USD	230,143	882
Barclays Bank PLC	12/3/2014	SGD	758,500	USD	583,134	1,545
Canadian Imperial Bank of Commerce	12/3/2014	SGD	3,982,000	USD	3,097,085	43,840
JP Morgan & Chase Co.	12/3/2014	SGD	3,982,000	USD	3,096,941	43,695
JP Morgan & Chase Co.	12/3/2014	SGD	83,000	USD	64,592	951
JP Morgan & Chase Co.	12/3/2014	SGD	208,000	USD	161,079	1,593
JP Morgan & Chase Co.	12/3/2014	SGD	62,000	USD	48,070	531
JP Morgan & Chase Co.	12/3/2014	SGD	41,500	USD	32,026	205
JP Morgan & Chase Co.	12/3/2014	SGD	249,000	USD	193,158	2,234
JP Morgan & Chase Co.	12/3/2014	SGD	63,000	USD	48,781	475
JP Morgan & Chase Co.	12/3/2014	SGD	210,500	USD	162,308	904
JP Morgan & Chase Co.	12/3/2014	SGD	48,000	USD	36,747	(57)
JP Morgan & Chase Co.	12/3/2014	SGD	299,000	USD	230,147	885
JP Morgan & Chase Co.	12/3/2014	SGD	758,500	USD	583,140	1,551
State Street Bank & Trust Co.	12/3/2014	SGD	3,982,000	USD	3,096,929	43,683
The Bank of New York Mellon	12/3/2014	SGD	805,000	USD	623,413	6,170
The Bank of New York Mellon	12/3/2014	SGD	651,000	USD	505,093	5,931
Barclays Bank PLC	12/3/2014	USD	26,999,866	AUD	31,638,000	(84,984)
Barclays Bank PLC	12/3/2014	USD	11,035,844	HKD	85,583,000	(386)
Barclays Bank PLC	12/3/2014	USD	2,545,091	JPY	300,000,000	(17,875)
Barclays Bank PLC	12/3/2014	USD	2,015,411	JPY	237,519,000	(14,539)
Barclays Bank PLC	12/3/2014	USD	66,618,623	JPY	7,905,632,000	(21,176)
Barclays Bank PLC	12/3/2014	USD	442,253	NZD	563,500	(334)
Barclays Bank PLC	12/3/2014	USD	4,605,685	SGD	6,004,500	(1,663)
Canadian Imperial Bank of Commerce	12/3/2014	USD	17,215,949	AUD	20,171,000	(56,201)
Canadian Imperial Bank of Commerce	12/3/2014	USD	6,985,429	HKD	54,172,000	(247)
Canadian Imperial Bank of Commerce	12/3/2014	USD	43,484,139	JPY	5,160,915,000	(8,328)
Canadian Imperial Bank of Commerce	12/3/2014	USD	281,030	NZD	358,000	(273)
Canadian Imperial Bank of Commerce	12/3/2014	USD	3,054,852	SGD	3,982,000	(1,607)
JP Morgan & Chase Co.	12/3/2014	USD	27,001,293	AUD	31,638,000	(86,411)
JP Morgan & Chase Co.	12/3/2014	USD	11,035,895	HKD	85,583,000	(437)
JP Morgan & Chase Co.	12/3/2014	USD	1,301,000	JPY	145,823,886	(72,572)
JP Morgan & Chase Co.	12/3/2014	USD	877,616	JPY	100,000,000	(35,211)
JP Morgan & Chase Co.	12/3/2014	USD	1,852,000	JPY	217,720,008	(17,916)
JP Morgan & Chase Co.	12/3/2014	USD	68,278,620	JPY	8,103,607,105	(13,421)
JP Morgan & Chase Co.	12/3/2014	USD	442,305	NZD	563,500	(387)
JP Morgan & Chase Co.	12/3/2014	USD	606,900	SGD	780,343	(8,563)
JP Morgan & Chase Co.	12/3/2014	USD	4,008,109	SGD	5,224,157	(2,425)
State Street Bank & Trust Co.	12/3/2014	USD	17,214,839	AUD	20,171,000	(55,092)
State Street Bank & Trust Co.	12/3/2014	USD	6,985,402	HKD	54,172,000	(220)
State Street Bank & Trust Co.	12/3/2014	USD	43,484,322	JPY	5,160,915,000	(8,511)
State Street Bank & Trust Co.	12/3/2014	USD	281,004	NZD	358,000	(246)
State Street Bank & Trust Co.	12/3/2014	USD	3,054,836	SGD	3,982,000	(1,590)
The Bank of New York Mellon	12/3/2014	USD	303,145	AUD	355,200	(972)
The Bank of New York Mellon	12/3/2014	USD	825,273	HKD	6,400,000	(28)
The Bank of New York Mellon	12/3/2014	USD	407,787	JPY	48,000,000	(3,433)
The Bank of New York Mellon	12/3/2014	USD	8,793,505	JPY	1,043,600,000	(2,166)
The Bank of New York Mellon	12/3/2014	USD	1,116,984	SGD	1,456,000	(579)
Barclays Bank PLC	1/5/2015	DKK	27,785,000	USD	4,653,460	8,908
Canadian Imperial Bank of Commerce	1/5/2015	DKK	27,785,000	USD	4,655,976	11,424

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/5/2015	DKK	27,785,000	USD	4,655,990	$11,438
State Street Bank & Trust Co.	1/5/2015	DKK	27,785,000	USD	4,656,051	11,499
Barclays Bank PLC	1/5/2015	EUR	72,750,000	USD	90,661,778	180,978
Canadian Imperial Bank of Commerce	1/5/2015	EUR	72,750,000	USD	90,709,065	228,266
JP Morgan & Chase Co.	1/5/2015	EUR	72,750,000	USD	90,709,574	228,775
State Street Bank & Trust Co.	1/5/2015	EUR	72,750,000	USD	90,710,520	229,721
Barclays Bank PLC	1/5/2015	GBP	39,103,000	USD	61,225,147	159,150
Canadian Imperial Bank of Commerce	1/5/2015	GBP	39,103,000	USD	61,224,936	158,939
JP Morgan & Chase Co.	1/5/2015	GBP	39,103,000	USD	61,225,249	159,252
State Street Bank & Trust Co.	1/5/2015	GBP	39,103,000	USD	61,225,600	159,604
Barclays Bank PLC	1/5/2015	NOK	15,559,000	USD	2,218,344	3,417
Canadian Imperial Bank of Commerce	1/5/2015	NOK	15,559,000	USD	2,218,183	3,255
JP Morgan & Chase Co.	1/5/2015	NOK	15,559,000	USD	2,218,178	3,250
State Street Bank & Trust Co.	1/5/2015	NOK	15,559,000	USD	2,218,194	3,266
Barclays Bank PLC	1/5/2015	SEK	69,213,000	USD	9,299,113	16,109
Canadian Imperial Bank of Commerce	1/5/2015	SEK	69,213,000	USD	9,301,097	18,093
JP Morgan & Chase Co.	1/5/2015	SEK	69,213,000	USD	9,301,105	18,101
State Street Bank & Trust Co.	1/5/2015	SEK	69,213,000	USD	9,301,024	18,020
Barclays Bank PLC	1/5/2015	USD	1,508,900	CHF	1,453,866	(3,448)
Barclays Bank PLC	1/5/2015	USD	1,726,200	EUR	1,385,160	(3,446)
Barclays Bank PLC	1/5/2015	USD	2,522,700	GBP	1,611,187	(6,558)
Barclays Bank PLC	1/6/2015	AUD	25,882,000	USD	22,033,240	69,367
Canadian Imperial Bank of Commerce	1/6/2015	AUD	25,882,000	USD	22,037,229	73,355
JP Morgan & Chase Co.	1/6/2015	AUD	25,882,000	USD	22,035,857	71,984
State Street Bank & Trust Co.	1/6/2015	AUD	25,882,000	USD	22,035,987	72,113
Barclays Bank PLC	1/6/2015	CHF	27,022,000	USD	28,042,902	61,841
Canadian Imperial Bank of Commerce	1/6/2015	CHF	27,022,000	USD	28,057,898	76,837
JP Morgan & Chase Co.	1/6/2015	CHF	27,022,000	USD	28,058,102	77,041
State Street Bank & Trust Co.	1/6/2015	CHF	27,022,000	USD	28,058,218	77,157
Barclays Bank PLC	1/6/2015	HKD	72,395,000	USD	9,334,928	248
Canadian Imperial Bank of Commerce	1/6/2015	HKD	72,395,000	USD	9,334,882	202
JP Morgan & Chase Co.	1/6/2015	HKD	72,395,000	USD	9,334,906	226
State Street Bank & Trust Co.	1/6/2015	HKD	72,395,000	USD	9,334,955	274
Barclays Bank PLC	1/6/2015	ILS	5,992,000	USD	1,537,910	(862)
Canadian Imperial Bank of Commerce	1/6/2015	ILS	5,992,000	USD	1,537,289	(1,483)
JP Morgan & Chase Co.	1/6/2015	ILS	5,992,000	USD	1,537,218	(1,554)
State Street Bank & Trust Co.	1/6/2015	ILS	5,992,000	USD	1,537,320	(1,452)
Barclays Bank PLC	1/6/2015	SGD	5,967,000	USD	4,575,447	1,446
Canadian Imperial Bank of Commerce	1/6/2015	SGD	5,967,000	USD	4,576,026	2,025
JP Morgan & Chase Co.	1/6/2015	SGD	5,967,000	USD	4,575,934	1,934
State Street Bank & Trust Co.	1/6/2015	SGD	5,967,000	USD	4,576,092	2,092
Barclays Bank PLC	1/6/2015	USD	434,600	AUD	510,516	(1,368)
Barclays Bank PLC	1/6/2015	USD	431,600	HKD	3,347,180	(11)
Barclays Bank PLC	1/6/2015	USD	1,614,000	SGD	2,104,874	(510)
Barclays Bank PLC	1/7/2015	JPY	7,796,715,000	USD	65,736,261	15,965
Canadian Imperial Bank of Commerce	1/7/2015	JPY	7,796,715,000	USD	65,732,105	11,809
JP Morgan & Chase Co.	1/7/2015	JPY	7,796,715,000	USD	65,728,503	8,207
State Street Bank & Trust Co.	1/7/2015	JPY	7,796,715,000	USD	65,734,044	13,748
Barclays Bank PLC	1/7/2015	NZD	448,000	USD	350,376	341
Canadian Imperial Bank of Commerce	1/7/2015	NZD	448,000	USD	352,890	2,854
JP Morgan & Chase Co.	1/7/2015	NZD	448,000	USD	350,438	402
State Street Bank & Trust Co.	1/7/2015	NZD	448,000	USD	350,439	403
Barclays Bank PLC	1/7/2015	USD	8,646,900	JPY	1,025,574,221	(2,100)

Total net unrealized appreciation						$22,544,948

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-income producing security.

# Fair Valued Security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of this security amounted to $6,512 or 0.0% of net assets.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Listed on the London Stock Exchange.

CDI – Chess Depositary Interest

FDR – Fixed Depositary Receipt

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SDR – Swedish Depositary Receipt

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.2%
Brazil — 6.1%
Ambev SA	35,493	$232,363
B2W Cia Digital*	785	8,720
Banco Bradesco SA	4,987	73,939
Banco do Brasil SA	7,464	85,985
Banco Santander Brasil SA	8,667	49,837
BB Seguridade Participacoes SA	3,356	43,772
BM&F Bovespa SA	21,855	89,499
BR Malls Participacoes SA	6,785	48,638
BRF SA	8,708	224,652
CCR SA	11,057	75,824
Centrais Eletricas Brasileiras SA	3,581	8,376
Cia de Saneamento Basico do Estado de Sao Paulo	411	3,068
Cia Siderurgica Nacional SA	10,923	25,718
Cielo SA	7,131	121,768
Cosan SA Industria e Comercio	1,402	17,377
CPFL Energia SA	2,345	17,957
Duratex SA	2,100	6,846
EcoRodovias Infraestrutura e Logistica SA	1,233	5,270
EDP — Energias do Brasil SA	2,261	8,873
Embraer SA	9,802	90,030
Estacio Participacoes SA	632	6,848
Fibria Celulose SA*	798	9,558
Hypermarcas SA*	437	2,946
JBS SA	11,305	52,707
Klabin SA	3,841	20,818
Kroton Educacional SA	11,470	79,905
Localiza Rent a Car SA	1,584	21,540
Lojas Americanas SA	134	682
Lojas Renner SA	3,173	94,495
Multiplan Empreendimentos Imobiliarios SA	752	15,079
Natura Cosmeticos SA	3,012	41,275
Odontoprev SA	3,319	12,444
Petroleo Brasileiro SA	24,279	114,613
Qualicorp SA*	2,274	24,562
Souza Cruz SA	2,371	18,885
Tim Participacoes SA	7,536	36,482
Totvs SA	1,869	25,801
Tractebel Energia SA	1,510	20,340
Ultrapar Participacoes SA	4,148	88,720
Vale SA	13,388	121,199

		2,047,411

Chile — 1.8%
AES Gener SA	52,217	28,663
Banco de Chile	224,645	27,281
Banco de Credito e Inversiones	802	42,385
Banco Santander Chile	1,219,288	66,268
CAP SA	753	5,168
Cencosud SA	13,070	33,888
Colbun SA	79,264	21,157
Corpbanca SA	2,119,582	26,757
Empresa Nacional de Electricidad SA	40,288	61,452
Empresas CMPC SA	14,722	36,799
Empresas Copec SA	3,850	45,417

	Number of Shares	Value
Chile (Continued)
Enersis SA	173,384	$57,801
ENTEL Chile SA	1,511	16,829
LATAM Airlines Group SA*	2,900	34,649
SACI Falabella	12,588	90,309

		594,823

China — 17.8%
AAC Technologies Holdings, Inc.	7,375	43,412
Agricultural Bank of China Ltd., Class H	150,702	71,511
Air China Ltd., Class H	42,873	32,893
Aluminum Corp. of China Ltd., Class H*	12,484	5,425
Anhui Conch Cement Co. Ltd., Class H	18,842	63,776
Anta Sports Products Ltd.	37,675	78,020
Bank of China Ltd., Class H	744,018	383,749
Bank of Communications Co. Ltd., Class H	82,886	68,722
BBMG Corp., Class H	38,561	31,872
Belle International Holdings Ltd.	37,675	42,799
Byd Co. Ltd., Class H	11,550	70,072
China Cinda Asset Management Co. Ltd., Class H*	19,950	10,650
China CITIC Bank Corp. Ltd., Class H	75,358	56,067
China Communications Construction Co. Ltd., Class H	45,213	45,240
China Communications Services Corp. Ltd., Class H	60,146	29,316
China Construction Bank Corp., Class H	626,182	474,768
China Everbright Bank Co. Ltd., Class H	18,617	9,506
China Galaxy Securities Co. Ltd., Class H	5,100	5,241
China Gas Holdings Ltd.	68,043	127,045
China International Marine Containers Group Co. Ltd., Class H	4,653	10,596
China Life Insurance Co. Ltd., Class H	65,667	228,197
China Longyuan Power Group Corp., Class H	67,817	72,930
China Mengniu Dairy Co. Ltd	25,120	101,870
China Merchants Bank Co. Ltd., Class H	33,911	70,225
China Minsheng Banking Corp. Ltd., Class H	76,861	84,440
China National Building Material Co. Ltd., Class H	26,518	25,919
China Pacific Insurance Group Co. Ltd., Class H	18,106	75,877
China Petroleum & Chemical Corp., Class H	228,966	187,477
China Railway Construction Corp. Ltd., Class H	315	362
China Resources Cement Holdings Ltd.	28,123	19,292
China Resources Enterprise Ltd.	15,088	31,479
China Resources Power Holdings Co. Ltd.	22,359	65,158
China Shenhua Energy Co. Ltd., Class H	30,147	85,715
China Shipping Container Lines Co. Ltd., Class H*	35,546	10,450
China State Construction International Holdings Ltd.	22,359	33,963
China Telecom Corp. Ltd., Class H	135,637	82,201
China Vanke Co. Ltd., Class H*	18,019	36,897
CITIC Securities Co. Ltd., Class H	6,321	18,543

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
China (Continued)
CNOOC Ltd.	138,719	$202,840
Country Garden Holdings Co. Ltd.	153,292	64,043
CSR Corp. Ltd., Class H#	3,816	3,882
Dongfeng Motor Group Co. Ltd., Class H	45,264	68,871
ENN Energy Holdings Ltd.	2,261	13,819
Fosun International Ltd.	67,498	82,422
GOME Electrical Appliances Holding Ltd.	62,264	9,153
Great Wall Motor Co. Ltd., Class H	32,404	163,373
Guangdong Investment Ltd.	45,461	62,723
Guangzhou R&F Properties Co. Ltd., Class H	90,480	111,769
Haitian International Holdings Ltd.	1,426	3,034
Haitong Securities Co. Ltd., Class H	8,396	17,863
Hengan International Group Co. Ltd.	5,030	54,514
Industrial & Commercial Bank of China Ltd., Class H	518,671	351,789
Intime Retail Group Co. Ltd.	13,062	10,341
Kingsoft Corp. Ltd.	6,609	15,834
Lee & Man Paper Manufacturing Ltd.	128,098	71,356
Lenovo Group Ltd.	60,347	84,662
Longfor Properties Co. Ltd.	24,368	32,804
New China Life Insurance Co. Ltd., Class H	2,878	13,044
Nine Dragons Paper Holdings Ltd.	56,822	48,504
PetroChina Co. Ltd., Class H	212,705	230,663
PICC Property & Casualty Co. Ltd., Class H	45,264	91,167
Ping An Insurance Group Co. of China Ltd., Class H	15,088	126,556
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,493	11,067
Shanghai Industrial Holdings Ltd.	22,605	69,664
Shenzhou International Group Holdings Ltd.	3,758	12,502
Shimao Property Holdings Ltd.	11,501	27,524
Sihuan Pharmaceutical Holdings Group Ltd.	14,421	10,785
Sino Biopharmaceutical Ltd.	105,489	104,330
Sinopec Engineering Group Co. Ltd., Class H	5,116	4,486
Sinopec Shanghai Petrochemical Co. Ltd., Class H	105,218	32,697
Sinopharm Group Co. Ltd., Class H	6,539	24,368
Sinotrans Ltd., Class H	3,400	2,565
Soho China Ltd.	90,422	68,441
Tencent Holdings Ltd.	27,151	434,121
Tingyi Cayman Islands Holding Corp	30,147	71,682
Tsingtao Brewery Co. Ltd., Class H	9,533	66,932
Uni-President China Holdings Ltd.	62,544	55,082
Want Want China Holdings Ltd.	82,886	108,801
Weichai Power Co. Ltd., Class H	2,225	8,435
Yanzhou Coal Mining Co. Ltd., Class H	35,589	30,333
Zhuzhou CSR Times Electric Co. Ltd., Class H#	2,080	8,945
Zijin Mining Group Co. Ltd., Class H	121,889	32,534

		6,011,995

Colombia — 0.4%
Almacenes Exito SA	2,445	29,441

	Number of Shares	Value
Colombia (Continued)
Cementos Argos SA	3,781	$16,267
Cemex Latam Holdings SA*	4,599	35,053
Grupo de Inversiones Suramericana SA	3,567	65,280

		146,041

Czech Republic — 0.0%
CEZ AS	519	14,455

Egypt — 0.4%
Commercial International Bank Egypt SAE	12,630	87,526
Global Telecom Holding SAE*	6,072	3,618
Talaat Moustafa Group	14,864	21,267
Telecom Egypt Co.	16,405	33,085

		145,496

Greece — 0.5%
Alpha Bank AE*	4,162	2,701
Eurobank Ergasias SA*	6,339	1,963
FF Group*	245	9,024
Hellenic Telecommunications Organization SA*	3,651	44,718
JUMBO SA	458	5,809
National Bank of Greece SA*	11,190	26,715
OPAP SA	2,912	36,499
Piraeus Bank SA*	19,685	29,863
Public Power Corp. SA*	188	1,449
Titan Cement Co. SA	1,160	27,492

		186,233

Hong Kong — 3.2%
Alibaba Health Information Technology Ltd.*	22,977	16,177
Alibaba Pictures Group Ltd.*#	7,391	1,534
Beijing Enterprises Holdings Ltd.	6,029	48,122
Beijing Enterprises Water Group Ltd.*	65,503	45,019
Brilliance China Automotive Holdings Ltd.	8,542	14,561
China Everbright International Ltd.	34,320	52,839
China Everbright Ltd.	2,751	6,378
China Mobile Ltd.	49,014	603,886
China Overseas Land & Investment Ltd.	45,264	135,993
China South City Holdings Ltd.	57,582	29,625
China Taiping Insurance Holdings Co. Ltd.*	5,801	14,960
GCL-Poly Energy Holdings Ltd.*	75,221	20,465
Hanergy Thin Film Power Group Ltd.*	75,105	18,885
Kunlun Energy Co. Ltd.	27,277	29,510
New World China Land Ltd.	72,598	44,933
Yuexiu Property Co. Ltd.	48,740	9,741

		1,092,628

Hungary — 0.4%
MOL Hungarian Oil and Gas PLC	717	34,612
OTP Bank PLC	1,292	20,786
Richter Gedeon Nyrt	4,148	64,531

		119,929

India — 5.4%
Dr. Reddy’s Laboratories Ltd., ADR	4,134	241,384
ICICI Bank Ltd., ADR	5,090	299,750

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
India (Continued)
Infosys Ltd., ADR	2,765	$193,108
Larsen & Toubro Ltd., GDR	8,583	227,020
Reliance Industries Ltd., GDR, 144A	13,321	424,274
Tata Motors Ltd., ADR	5,374	245,377
Wipro Ltd., ADR	15,597	201,201

		1,832,114

Indonesia — 2.9%
PT Adaro Energy Tbk	218,198	19,310
PT Astra Agro Lestari Tbk	8,538	16,791
PT Astra International Tbk	187,580	109,514
PT Bank Central Asia Tbk	109,257	117,278
PT Bank Danamon Indonesia Tbk	68,740	23,657
PT Bank Mandiri Persero Tbk	94,190	81,232
PT Bank Negara Indonesia Persero Tbk	71,586	35,341
PT Bank Rakyat Indonesia Persero Tbk	101,728	96,068
PT Bumi Serpong Damai Tbk	54,197	7,860
PT Charoen Pokphand Indonesia Tbk	122,482	41,248
PT Gudang Garam Tbk	6,029	30,222
PT Indo Tambangraya Megah Tbk	6,152	9,590
PT Indocement Tunggal Prakarsa Tbk	14,010	28,327
PT Lippo Karawaci Tbk	288,073	27,500
PT Matahari Department Store Tbk	28,488	35,015
PT Perusahaan Gas Negara Persero Tbk	162,007	78,986
PT Semen Indonesia Persero Tbk	30,147	39,524
PT Tambang Batubara Bukit Asam Persero Tbk	380	409
PT Telekomunikasi Indonesia Persero Tbk	452,594	104,767
PT Unilever Indonesia Tbk	15,088	39,315
PT United Tractors Tbk	25,968	38,992
PT XL Axiata Tbk	32,407	13,543

		994,489

Malaysia — 4.3%
AirAsia Bhd	23,600	18,001
AMMB Holdings Bhd	16,400	32,291
Axiata Group Bhd	3,800	7,931
British American Tobacco Malaysia Bhd	5,900	123,146
CIMB Group Holdings Bhd	44,300	76,354
DiGi.Com Bhd	41,700	77,668
Genting Bhd	5,300	14,368
Genting Malaysia Bhd	29,200	36,430
Hong Leong Bank Bhd	15,000	63,415
IOI Corp. Bhd	42,500	60,561
IOI Properties Group Bhd	44,366	32,266
Kuala Lumpur Kepong Bhd	5,600	37,251
Lafarge Malaysia Bhd	27,000	80,940
Malayan Banking Bhd	29,600	82,784
Maxis Bhd	35,900	73,551
Petronas Chemicals Group Bhd	32,700	54,427
Petronas Dagangan Bhd	14,600	69,407
Petronas Gas Bhd	6,800	45,675
Public Bank Bhd	17,600	96,677
RHB Capital Bhd	6,400	15,477
Sime Darby Bhd	24,400	69,828
Telekom Malaysia Bhd	26,900	56,305
Tenaga Nasional Bhd	29,800	125,631
UMW Holdings Bhd	20,500	68,364

	Number of Shares	Value
Malaysia (Continued)
YTL Corp. Bhd	47,693	$22,278
YTL Power International Bhd	34,270	15,501

		1,456,527

Mexico — 5.2%
Alfa SAB de CV, Class A	30,147	80,148
America Movil SAB de CV, Series L	311,384	367,031
Arca Continental SAB de CV	7,536	48,433
Cemex SAB de CV*	142,521	176,903
Coca-Cola Femsa SAB de CV, Series L	3,444	34,154
Fibra Uno Administracion SA de CV REIT	9,973	33,531
Fomento Economico Mexicano SAB de CV	17,362	165,665
Genomma Lab Internacional SAB de CV, Class B*	4,758	10,321
Grupo Bimbo SAB de CV, Series A*	16,610	46,690
Grupo Carso SAB de CV, Series A1	6,783	38,128
Grupo Financiero Banorte SAB de CV, Class O	22,110	125,221
Grupo Financiero Inbursa SAB de CV, Class O	31,648	85,367
Grupo Financiero Santander Mexico SAB de CV, Class B	18,842	42,577
Grupo Mexico SAB de CV, Series B	36,590	119,815
Grupo Televisa SAB, Series CPO	30,681	223,357
Industrias Penoles SAB de CV	1,257	27,471
Kimberly-Clark de Mexico SAB de CV, Class A	1,162	2,630
Minera Frisco SAB de CV, Class A1*	6,030	10,202
Wal-Mart de Mexico SAB de CV, Series V	56,608	121,040

		1,758,684

Peru — 0.3%
Cia de Minas Buenaventura SA, Class B, ADR	1,180	10,915
Credicorp Ltd.	280	46,385
Southern Copper Corp	1,165	34,892

		92,192

Philippines — 1.4%
Aboitiz Power Corp.	35,300	33,173
Ayala Land, Inc.	86,200	65,267
Bank of the Philippine Islands	18,520	39,180
BDO Unibank, Inc.	18,269	44,427
Energy Development Corp.	152,300	27,235
Metropolitan Bank & Trust Company	18,679	34,525
Philippine Long Distance Telephone Co.	750	49,939
SM Investments Corp.	1,840	32,965
Universal Robina Corp.	30,040	130,515

		457,226

Poland — 3.2%
Bank Pekao SA	2,768	152,048
CCC SA	200	8,647
Cyfrowy Polsat SA	27,756	203,727
LPP SA	45	118,212
Orange Polska SA	5,439	15,338
PGE SA	16,645	95,760
Powszechna Kasa Oszczednosci Bank Polski SA	12,529	139,805

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Poland (Continued)
Powszechny Zaklad Ubezpieczen SA	2,355	$335,915

		1,069,452

Qatar — 0.4%
Industries Qatar QSC	692	36,301
Masraf Al Rayan	1,820	24,118
Qatar Islamic Bank SAQ	91	2,639
Qatar National Bank SAQ	1,303	81,951

		145,009

Russia — 3.8%
Gazprom OAO, ADR	9,442	55,188
Lukoil OAO, ADR	4,001	186,207
Magnit OJSC, GDR	3,700	214,045
MegaFon OAO, GDR	3,965	81,877
MMC Norilsk Nickel OJSC, ADR	11,677	205,165
Mobile TeleSystems OJSC, ADR	3,022	36,929
NovaTek OAO, GDR	1,653	156,209
Rosneft Oil Co. OJSC, GDR	30,584	144,815
Sistema JSFC, GDR	2,327	13,404
Surgutneftegas OJSC, ADR	11,328	66,665
Tatneft, ADR	1,896	58,131
VTB Bank OJSC, GDR	37,737	69,700

		1,288,335

South Africa — 4.0%
AngloGold Ashanti Ltd., ADR*	9,048	77,451
Gold Fields Ltd., ADR	32,890	134,849
Impala Platinum Holdings Ltd., ADR*	26,299	188,564
MTN Group Ltd., ADR	26,841	528,231
Sasol Ltd., ADR	9,687	407,338

		1,336,433

South Korea — 14.7%
Amorepacific Corp.	36	81,231
AMOREPACIFIC Group	1	1,049
BS Financial Group, Inc.	846	11,988
Celltrion, Inc.*	764	27,479
CJ Corp.	53	7,749
Coway Co. Ltd.	1,619	126,253
Daewoo Engineering & Construction Co. Ltd.*	2,314	13,137
Daewoo International Corp.	689	21,268
Daum Kakao Corp.	100	13,241
DGB Financial Group, Inc.	1,501	15,851
Dongbu Insurance Co. Ltd.	368	18,500
Doosan Corp.	202	21,058
Doosan Heavy Industries & Construction Co. Ltd.	689	16,231
Doosan Infracore Co. Ltd.*	756	7,130
E-Mart Co. Ltd.	509	101,070
GS Engineering & Construction Corp.*	353	8,523
Hana Financial Group, Inc.	2,103	64,156
Hankook Tire Co. Ltd.	303	14,987
Hanwha Chemical Corp.	127	1,444
Hanwha Corp.	823	22,062
Hanwha Life Insurance Co. Ltd.	6,095	46,320
Hyosung Corp.	22	1,376

	Number of Shares	Value
South Korea (Continued)
Hyundai Department Store Co. Ltd.	129	$14,961
Hyundai Engineering & Construction Co. Ltd.	975	39,424
Hyundai Glovis Co. Ltd.	3	753
Hyundai Heavy Industries Co. Ltd.	383	42,692
Hyundai Marine & Fire Insurance Co. Ltd.	249	5,989
Hyundai Merchant Marine Co. Ltd.*	756	6,626
Hyundai Mipo Dockyard Co. Ltd.	134	9,301
Hyundai Mobis Co. Ltd.	592	131,977
Hyundai Motor Co.	1,418	229,091
Hyundai Steel Co.	1,149	66,371
Hyundai Wia Corp.	176	28,037
Industrial Bank of Korea	401	5,447
Kangwon Land, Inc.	689	20,335
KB Financial Group, Inc.	3,595	126,220
Kia Motors Corp.	2,764	138,955
Korea Aerospace Industries Ltd.	45	1,633
Korea Electric Power Corp.	278	11,542
Korea Gas Corp.*	660	34,252
Korea Zinc Co. Ltd.	75	28,939
Korean Air Lines Co. Ltd.*	291	11,031
KT&G Corp.	2,316	202,555
Kumho Petrochemical Co. Ltd.	93	6,631
LG Chem Ltd.	417	77,721
LG Corp.	1,005	59,051
LG Display Co. Ltd.*	1,201	36,801
LG Electronics, Inc.	885	50,802
LG Household & Health Care Ltd.	149	83,783
LG Uplus Corp.	7,440	72,859
Lotte Chemical Corp.	177	28,117
Lotte Shopping Co. Ltd.	172	46,573
LS Corp.	674	36,865
Mirae Asset Securities Co. Ltd.	58	2,604
NAVER Corp.	208	141,927
NCSoft Corp.	150	21,594
Neo Holdings Co. Ltd.*#	26	0
OCI Co. Ltd.*	202	15,497
POSCO	827	225,793
Samsung C&T Corp.	1,125	73,006
Samsung Card Co. Ltd.	689	29,819
Samsung Electro-Mechanics Co. Ltd.	313	17,176
Samsung Electronics Co. Ltd.	798	926,960
Samsung Fire & Marine Insurance Co. Ltd.	750	209,847
Samsung Heavy Industries Co. Ltd.	1,803	35,150
Samsung Life Insurance Co. Ltd.	2,375	261,519
Samsung SDI Co. Ltd.	966	116,832
Samsung SDS Co. Ltd.*	100	31,319
Shinhan Financial Group Co. Ltd.	3,614	161,788
SK C&C Co. Ltd.	184	37,034
SK Holdings Co. Ltd.	395	60,608
SK Hynix, Inc.*	4,286	185,876
SK Innovation Co. Ltd.	303	23,437
SK Networks Co. Ltd.*	2,314	19,674
S-Oil Corp.	538	20,443
Woori Bank*	4,077	39,374

		4,954,714

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Taiwan — 10.8%
Advanced Semiconductor Engineering, Inc., ADR	77,423	$478,474
AU Optronics Corp., ADR	28,132	133,346
Chunghwa Telecom Co. Ltd., ADR	12,382	372,574
Hon Hai Precision Industry Co. Ltd., GDR	131,358	827,555
Siliconware Precision Industries Co., ADR	45,458	336,844
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,380	1,229,359
United Microelectronics Corp., ADR	124,590	269,114

		3,647,266

Thailand — 2.5%
Bangkok Bank PCL, NVDR	14,500	89,204
Indorama Ventures PCL, NVDR	151,000	103,472
IRPC PCL, NVDR	696,112	70,809
Kasikornbank PCL, NVDR	17,600	132,394
Krung Thai Bank PCL, NVDR	181,400	132,038
PTT Exploration & Production PCL, NVDR	12,800	52,822
PTT PCL, NVDR	6,400	74,652
Siam Commercial Bank PCL, NVDR	21,400	128,068
Thai Oil PCL, NVDR	35,900	47,287

		830,746

Turkey — 2.7%
Akbank TAS	16,467	66,642
Anadolu Efes Biracilik Ve Malt Sanayii AS*	4,151	47,463
Arcelik AS	8,667	55,403
BIM Birlesik Magazalar AS	3,138	69,784
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	12,832	16,290
Enka Insaat ve Sanayi AS	10,866	28,224
Eregli Demir ve Celik Fabrikalari TAS	18,548	37,657
Ford Otomotiv Sanayi AS	4,221	56,815
Haci Omer Sabanci Holding AS	8,809	42,034
KOC Holding AS	7,077	39,823
TAV Havalimanlari Holding AS	1,565	13,386
Tofas Turk Otomobil Fabrikasi AS	6,530	46,445
Turk Hava Yollari*	13,860	57,463
Turk Telekomunikasyon AS	4,532	14,485
Turkcell Iletisim Hizmetleri AS*	13,345	84,405
Turkiye Garanti Bankasi AS	19,983	87,888
Turkiye Halk Bankasi AS	4,067	28,927
Turkiye Is Bankasi, Class C	23,914	66,314
Turkiye Vakiflar Bankasi TAO, Class D	9,813	22,529
Yapi ve Kredi Bankasi AS	9,059	21,695

		903,672

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	7,825	15,658
Aldar Properties PJSC	25,134	21,829
Arabtec Holding Co.*	18,447	19,938
DP World Ltd.	1,780	37,665
Dubai Financial Market	21,674	15,460
Dubai Islamic Bank PJSC	13,970	28,716
Emaar Properties PJSC	34,343	102,382
First Gulf Bank PJSC	12,626	61,702
National Bank of Abu Dhabi PJSC	7,198	26,456

		329,806

	Number of Shares	Value
TOTAL COMMON STOCKS (Cost $30,438,804)		$31,455,676

PREFERRED STOCKS — 5.4%
Brazil — 4.5%
AES Tiete SA	620	4,615
Banco Bradesco SA	18,216	279,985
Banco do Estado do Rio Grande do Sul SA, Class B	184	1,070
Bradespar SA	2,605	15,263
Braskem SA, Class A	4,522	33,821
Cia Brasileira de Distribuicao	1,510	63,655
Cia Energetica de Minas Gerais	8,617	47,139
Gerdau SA	9,041	38,288
Itau Unibanco Holding SA	30,228	453,338
Itausa — Investimentos Itau SA	29,829	121,458
Lojas Americanas SA	779	5,121
Metalurgica Gerdau SA	4,523	22,828
Oi SA*	18,575	9,959
Petroleo Brasileiro SA	36,432	181,183
Telefonica Brasil SA	3,369	68,734
Usinas Siderurgicas de Minas Gerais SA, Class A*	4,694	9,484
Vale SA	20,489	159,212

		1,515,153

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	1,679	42,454

Colombia — 0.2%
Bancolombia SA	5,573	71,982
Grupo Argos SA	584	5,294

		77,276

South Korea — 0.6%
LG Chem Ltd.	79	11,908
Samsung Electronics Co. Ltd.	178	168,529

		180,437

TOTAL PREFERRED STOCKS (Cost $2,029,920)		1,815,320

RIGHTS — 0.0%
South Korea — 0.0%
DGB Financial Group, Inc.*, expires 2/13/15 (Cost $0)	313	438

TOTAL INVESTMENTS — 98.6% (Cost $32,468,724)		$33,271,434
Other assets less liabilities — 1.4%		487,103

NET ASSETS — 100.0%		$33,758,537

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

As of November 30, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	4	$199,660	12/19/2014	$(11,080)

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	EUR	68,000	USD	85,211	$656
Barclays Bank PLC	12/2/2014	EUR	5,000	USD	6,255	38
JP Morgan & Chase Co.	12/2/2014	EUR	68,000	USD	85,210	655
JP Morgan & Chase Co.	12/2/2014	EUR	10,000	USD	12,536	102
Barclays Bank PLC	12/2/2014	USD	90,958	EUR	73,000	(186)
JP Morgan & Chase Co.	12/2/2014	USD	97,239	EUR	78,000	(249)
Barclays Bank PLC	12/3/2014	BRL	3,895,000	USD	1,573,737	61,673
JP Morgan & Chase Co.	12/3/2014	BRL	3,895,000	USD	1,574,246	62,182
The Bank of New York Mellon	12/3/2014	BRL	101,690	USD	40,221	744
The Bank of New York Mellon	12/3/2014	BRL	584,609	USD	225,109	(1,840)
Barclays Bank PLC	12/3/2014	CLP	160,923,000	USD	277,238	12,842
JP Morgan & Chase Co.	12/3/2014	CLP	160,923,000	USD	277,669	13,273
JP Morgan & Chase Co.	12/3/2014	CLP	12,687,000	USD	21,239	394
The Bank of New York Mellon	12/3/2014	CLP	25,023,000	USD	41,750	638
Barclays Bank PLC	12/3/2014	COP	291,141,000	USD	140,893	9,636
JP Morgan & Chase Co.	12/3/2014	COP	291,141,000	USD	140,682	9,425
JP Morgan & Chase Co.	12/3/2014	COP	20,621,000	USD	9,524	227
The Bank of New York Mellon	12/3/2014	COP	43,501,000	USD	20,193	581
Barclays Bank PLC	12/3/2014	CZK	454,000	USD	20,452	24
Barclays Bank PLC	12/3/2014	CZK	35,000	USD	1,587	13
JP Morgan & Chase Co.	12/3/2014	CZK	454,000	USD	20,453	25
JP Morgan & Chase Co.	12/3/2014	CZK	67,000	USD	3,035	20
JP Morgan & Chase Co.	12/3/2014	EGP	794,000	USD	110,201	(797)
JP Morgan & Chase Co.	12/3/2014	EGP	63,000	USD	8,780	(27)
JP Morgan & Chase Co.	12/3/2014	EGP	31,000	USD	4,336	2
Barclays Bank PLC	12/3/2014	HKD	23,882,000	USD	3,079,546	93
Barclays Bank PLC	12/3/2014	HKD	1,849,000	USD	238,447	28
JP Morgan & Chase Co.	12/3/2014	HKD	23,882,000	USD	3,079,542	89
JP Morgan & Chase Co.	12/3/2014	HKD	100,816	USD	13,000	—
JP Morgan & Chase Co.	12/3/2014	HKD	3,517,000	USD	453,508	10
Barclays Bank PLC	12/3/2014	HUF	11,462,000	USD	46,535	42
Barclays Bank PLC	12/3/2014	HUF	1,090,000	USD	4,441	20
JP Morgan & Chase Co.	12/3/2014	HUF	11,462,000	USD	46,539	46
JP Morgan & Chase Co.	12/3/2014	HUF	1,739,000	USD	7,127	73
Barclays Bank PLC	12/3/2014	IDR	5,004,336,000	USD	412,389	2,544
Barclays Bank PLC	12/3/2014	IDR	387,864,000	USD	31,884	118
JP Morgan & Chase Co.	12/3/2014	IDR	5,004,336,000	USD	411,846	2,001
JP Morgan & Chase Co.	12/3/2014	IDR	244,820,000	USD	20,000	(50)
JP Morgan & Chase Co.	12/3/2014	IDR	772,495,000	USD	63,501	236
Barclays Bank PLC	12/3/2014	INR	50,497,000	USD	819,357	6,136
Barclays Bank PLC	12/3/2014	INR	3,259,000	USD	52,695	211
JP Morgan & Chase Co.	12/3/2014	INR	50,497,000	USD	819,238	6,016
JP Morgan & Chase Co.	12/3/2014	INR	6,468,000	USD	104,484	321
Barclays Bank PLC	12/3/2014	KRW	2,467,280,000	USD	2,296,640	70,072
JP Morgan & Chase Co.	12/3/2014	KRW	2,467,280,000	USD	2,305,783	79,216
JP Morgan & Chase Co.	12/3/2014	KRW	183,636,000	USD	166,194	474
The Bank of New York Mellon	12/3/2014	KRW	371,601,000	USD	337,234	1,887
Barclays Bank PLC	12/3/2014	MXN	10,973,000	USD	812,301	23,797
Barclays Bank PLC	12/3/2014	MXN	834,000	USD	60,740	810
JP Morgan & Chase Co.	12/3/2014	MXN	10,973,000	USD	812,357	23,853

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/3/2014	MXN	1,631,000	USD	120,238	$3,037
The Bank of New York Mellon	12/3/2014	MXN	544,000	USD	40,068	977
Barclays Bank PLC	12/3/2014	MYR	2,363,000	USD	712,498	14,072
JP Morgan & Chase Co.	12/3/2014	MYR	2,363,000	USD	716,593	18,167
JP Morgan & Chase Co.	12/3/2014	MYR	173,000	USD	51,690	556
The Bank of New York Mellon	12/3/2014	MYR	342,000	USD	101,634	550
Barclays Bank PLC	12/3/2014	PHP	9,335,000	USD	207,458	(387)
Barclays Bank PLC	12/3/2014	PHP	693,000	USD	15,426	(4)
JP Morgan & Chase Co.	12/3/2014	PHP	9,335,000	USD	208,018	173
JP Morgan & Chase Co.	12/3/2014	PHP	1,406,000	USD	31,238	(67)
Barclays Bank PLC	12/3/2014	PLN	1,464,000	USD	434,728	(258)
Barclays Bank PLC	12/3/2014	PLN	111,000	USD	33,218	237
JP Morgan & Chase Co.	12/3/2014	PLN	1,464,000	USD	434,815	(171)
JP Morgan & Chase Co.	12/3/2014	PLN	231,000	USD	68,646	11
The Bank of New York Mellon	12/3/2014	PLN	190,300	USD	56,472	(70)
Barclays Bank PLC	12/3/2014	QAR	94,000	USD	25,806	(10)
JP Morgan & Chase Co.	12/3/2014	QAR	94,000	USD	25,805	(10)
JP Morgan & Chase Co.	12/3/2014	QAR	15,000	USD	4,118	(1)
JP Morgan & Chase Co.	12/3/2014	QAR	7,000	USD	1,923	—
Barclays Bank PLC	12/3/2014	RUB	24,431,000	USD	562,493	72,618
Barclays Bank PLC	12/3/2014	RUB	2,146,000	USD	45,442	2,412
JP Morgan & Chase Co.	12/3/2014	RUB	24,431,000	USD	564,073	74,198
JP Morgan & Chase Co.	12/3/2014	RUB	4,574,000	USD	97,195	5,480
Barclays Bank PLC	12/3/2014	THB	12,111,000	USD	370,971	2,186
Barclays Bank PLC	12/3/2014	THB	911,000	USD	27,788	48
JP Morgan & Chase Co.	12/3/2014	THB	12,111,000	USD	370,764	1,980
JP Morgan & Chase Co.	12/3/2014	THB	1,786,000	USD	54,426	42
Barclays Bank PLC	12/3/2014	TRY	773,000	USD	345,820	(1,960)
Barclays Bank PLC	12/3/2014	TRY	63,000	USD	28,485	141
JP Morgan & Chase Co.	12/3/2014	TRY	773,000	USD	345,915	(1,864)
JP Morgan & Chase Co.	12/3/2014	TRY	120,000	USD	53,865	(124)
The Bank of New York Mellon	12/3/2014	TRY	21,000	USD	9,394	(54)
Barclays Bank PLC	12/3/2014	TWD	46,677,000	USD	1,531,900	23,590
Barclays Bank PLC	12/3/2014	TWD	800,000	USD	26,030	179
Barclays Bank PLC	12/3/2014	TWD	3,708,000	USD	120,008	188
JP Morgan & Chase Co.	12/3/2014	TWD	46,677,000	USD	1,533,737	25,427
JP Morgan & Chase Co.	12/3/2014	TWD	450,000	USD	14,743	201
JP Morgan & Chase Co.	12/3/2014	TWD	7,189,000	USD	233,986	1,683
Barclays Bank PLC	12/3/2014	USD	1,512,093	BRL	3,895,000	(29)
Barclays Bank PLC	12/3/2014	USD	264,628	CLP	160,923,000	(232)
Barclays Bank PLC	12/3/2014	USD	131,659	COP	291,141,000	(402)
Barclays Bank PLC	12/3/2014	USD	22,035	CZK	489,000	(32)
Barclays Bank PLC	12/3/2014	USD	3,317,987	HKD	25,731,000	(116)
Barclays Bank PLC	12/3/2014	USD	51,021	HUF	12,552,000	(107)
Barclays Bank PLC	12/3/2014	USD	439,821	IDR	5,392,200,000	1,790
Barclays Bank PLC	12/3/2014	USD	864,230	INR	53,756,000	1,475
Barclays Bank PLC	12/3/2014	USD	2,218,977	KRW	2,467,280,000	7,591
Barclays Bank PLC	12/3/2014	USD	849,239	MXN	11,807,000	(804)
Barclays Bank PLC	12/3/2014	USD	695,470	MYR	2,363,000	2,955
Barclays Bank PLC	12/3/2014	USD	223,082	PHP	10,028,000	192
Barclays Bank PLC	12/3/2014	USD	469,342	PLN	1,575,000	(1,376)
Barclays Bank PLC	12/3/2014	USD	25,813	QAR	94,000	3
Barclays Bank PLC	12/3/2014	USD	537,899	RUB	26,577,000	(4,993)
Barclays Bank PLC	12/3/2014	USD	396,046	THB	13,022,000	478
Barclays Bank PLC	12/3/2014	USD	376,825	TRY	836,000	(701)
Barclays Bank PLC	12/3/2014	USD	1,649,161	TWD	51,185,000	4,820
Barclays Bank PLC	12/3/2014	USD	44,609	ZAR	500,000	514

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	USD	539,377	ZAR	5,959,000	$(1,595)
JP Morgan & Chase Co.	12/3/2014	USD	1,511,975	BRL	3,895,000	89
JP Morgan & Chase Co.	12/3/2014	USD	285,303	CLP	173,610,000	(63)
JP Morgan & Chase Co.	12/3/2014	USD	140,990	COP	311,762,000	(436)
JP Morgan & Chase Co.	12/3/2014	USD	23,502	CZK	521,000	(60)
JP Morgan & Chase Co.	12/3/2014	USD	124,370	EGP	888,000	(231)
JP Morgan & Chase Co.	12/3/2014	USD	3,546,091	HKD	27,499,816	(140)
JP Morgan & Chase Co.	12/3/2014	USD	53,719	HUF	13,201,000	(172)
JP Morgan & Chase Co.	12/3/2014	USD	494,429	IDR	6,021,651,000	(1,268)
JP Morgan & Chase Co.	12/3/2014	USD	918,479	INR	56,965,000	(1,095)
JP Morgan & Chase Co.	12/3/2014	USD	20,000	KRW	21,620,200	(489)
JP Morgan & Chase Co.	12/3/2014	USD	2,373,118	KRW	2,629,295,800	(341)
JP Morgan & Chase Co.	12/3/2014	USD	906,704	MXN	12,604,000	(998)
JP Morgan & Chase Co.	12/3/2014	USD	749,719	MYR	2,536,000	(160)
JP Morgan & Chase Co.	12/3/2014	USD	239,194	PHP	10,741,000	(44)
JP Morgan & Chase Co.	12/3/2014	USD	505,349	PLN	1,695,000	(1,729)
JP Morgan & Chase Co.	12/3/2014	USD	31,859	QAR	116,000	(1)
JP Morgan & Chase Co.	12/3/2014	USD	585,926	RUB	29,005,000	(4,335)
JP Morgan & Chase Co.	12/3/2014	USD	423,076	THB	13,897,000	92
JP Morgan & Chase Co.	12/3/2014	USD	402,629	TRY	893,000	(861)
JP Morgan & Chase Co.	12/3/2014	USD	1,753,826	TWD	54,316,000	1,329
JP Morgan & Chase Co.	12/3/2014	USD	26,962	ZAR	300,000	112
JP Morgan & Chase Co.	12/3/2014	USD	591,676	ZAR	6,537,000	(1,731)
The Bank of New York Mellon	12/3/2014	USD	11,773	BRL	29,497	(322)
The Bank of New York Mellon	12/3/2014	USD	254,866	BRL	656,801	109
The Bank of New York Mellon	12/3/2014	USD	41,143	CLP	25,023,000	(30)
The Bank of New York Mellon	12/3/2014	USD	19,665	COP	43,501,000	(54)
The Bank of New York Mellon	12/3/2014	USD	334,474	KRW	371,601,000	873
The Bank of New York Mellon	12/3/2014	USD	4,370	MXN	60,000	(59)
The Bank of New York Mellon	12/3/2014	USD	34,819	MXN	484,000	(39)
The Bank of New York Mellon	12/3/2014	USD	100,915	MYR	342,000	169
The Bank of New York Mellon	12/3/2014	USD	56,736	PLN	190,300	(194)
The Bank of New York Mellon	12/3/2014	USD	9,469	TRY	21,000	(20)
Barclays Bank PLC	12/3/2014	ZAR	5,948,000	USD	535,906	(884)
Barclays Bank PLC	12/3/2014	ZAR	511,000	USD	46,600	484
JP Morgan & Chase Co.	12/3/2014	ZAR	5,948,000	USD	535,943	(847)
JP Morgan & Chase Co.	12/3/2014	ZAR	889,000	USD	80,424	195
Barclays Bank PLC	12/8/2014	AED	409,000	USD	111,305	(45)
JP Morgan & Chase Co.	12/8/2014	AED	409,000	USD	111,338	(11)
JP Morgan & Chase Co.	12/8/2014	AED	60,000	USD	16,335	—
JP Morgan & Chase Co.	12/8/2014	AED	29,000	USD	7,895	—
Barclays Bank PLC	12/8/2014	USD	111,349	AED	409,000	1
JP Morgan & Chase Co.	12/8/2014	USD	135,579	AED	498,000	—
Barclays Bank PLC	1/5/2015	EUR	74,000	USD	92,220	184
JP Morgan & Chase Co.	1/5/2015	EUR	74,000	USD	92,268	233
Barclays Bank PLC	1/5/2015	USD	2,400	EUR	1,926	(5)
Barclays Bank PLC	1/6/2015	BRL	4,609,000	USD	1,771,943	25
JP Morgan & Chase Co.	1/6/2015	BRL	4,609,000	USD	1,771,534	(383)
Barclays Bank PLC	1/6/2015	CLP	193,988,000	USD	317,852	223
JP Morgan & Chase Co.	1/6/2015	CLP	193,988,000	USD	317,586	(42)
Barclays Bank PLC	1/6/2015	COP	246,950,000	USD	111,334	396
JP Morgan & Chase Co.	1/6/2015	COP	246,950,000	USD	111,200	262
Barclays Bank PLC	1/6/2015	CZK	711,957	USD	32,100	48
Barclays Bank PLC	1/6/2015	CZK	167,000	USD	7,530	11
JP Morgan & Chase Co.	1/6/2015	CZK	167,000	USD	7,537	19
Barclays Bank PLC	1/6/2015	HKD	55,838	USD	7,200	—
Barclays Bank PLC	1/6/2015	HKD	27,487,000	USD	3,544,294	94

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/6/2015	HKD	27,487,000	USD	3,544,286	$86
Barclays Bank PLC	1/6/2015	HUF	2,486,850	USD	10,100	22
Barclays Bank PLC	1/6/2015	HUF	14,986,000	USD	60,864	132
JP Morgan & Chase Co.	1/6/2015	HUF	14,986,000	USD	60,929	197
Barclays Bank PLC	1/6/2015	IDR	6,099,978,000	USD	495,450	(1,247)
JP Morgan & Chase Co.	1/6/2015	IDR	6,099,978,000	USD	496,862	165
Barclays Bank PLC	1/6/2015	INR	56,784,000	USD	907,658	(121)
JP Morgan & Chase Co.	1/6/2015	INR	56,784,000	USD	910,102	2,323
Barclays Bank PLC	1/6/2015	KRW	2,861,585,000	USD	2,566,858	(11,461)
JP Morgan & Chase Co.	1/6/2015	KRW	2,861,585,000	USD	2,578,190	(129)
Barclays Bank PLC	1/6/2015	MXN	143,553	USD	10,300	7
Barclays Bank PLC	1/6/2015	MXN	12,439,000	USD	892,502	589
JP Morgan & Chase Co.	1/6/2015	MXN	12,439,000	USD	892,942	1,029
Barclays Bank PLC	1/6/2015	MYR	2,477,000	USD	726,180	(3,923)
JP Morgan & Chase Co.	1/6/2015	MYR	2,477,000	USD	729,624	(479)
Barclays Bank PLC	1/6/2015	TRY	984,000	USD	440,042	223
JP Morgan & Chase Co.	1/6/2015	TRY	984,000	USD	440,891	1,072
Barclays Bank PLC	1/6/2015	USD	31,400	BRL	81,675	—
Barclays Bank PLC	1/6/2015	USD	37,000	TRY	82,737	(19)
Barclays Bank PLC	1/6/2015	ZAR	7,954,000	USD	715,494	1,997
JP Morgan & Chase Co.	1/6/2015	ZAR	7,954,000	USD	715,604	2,107
Barclays Bank PLC	1/7/2015	AED	553,000	USD	150,531	(13)
JP Morgan & Chase Co.	1/7/2015	AED	553,000	USD	150,534	(10)
Barclays Bank PLC	1/7/2015	PHP	10,241,000	USD	227,194	(378)
JP Morgan & Chase Co.	1/7/2015	PHP	10,241,000	USD	227,654	82
Barclays Bank PLC	1/7/2015	PLN	1,810,000	USD	538,513	1,604
JP Morgan & Chase Co.	1/7/2015	PLN	1,810,000	USD	538,772	1,862
Barclays Bank PLC	1/7/2015	QAR	263,000	USD	72,191	(15)
JP Morgan & Chase Co.	1/7/2015	QAR	263,000	USD	72,201	(5)
Barclays Bank PLC	1/7/2015	THB	13,823,000	USD	419,055	(1,107)
JP Morgan & Chase Co.	1/7/2015	THB	13,823,000	USD	419,312	(851)
Barclays Bank PLC	1/7/2015	TWD	56,833,000	USD	1,831,963	(5,255)
JP Morgan & Chase Co.	1/7/2015	TWD	56,833,000	USD	1,834,506	(2,712)
Barclays Bank PLC	1/7/2015	USD	63,000	PLN	211,750	(188)
Barclays Bank PLC	1/8/2015	EGP	1,039,000	USD	142,720	(1,577)
Barclays Bank PLC	1/13/2015	RUB	26,223,000	USD	521,908	4,651
JP Morgan & Chase Co.	1/13/2015	RUB	26,223,000	USD	522,348	5,091

Total net unrealized appreciation						$622,306

Currency Abbreviations

AED – Arab Emirates Dirham

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

EUR – Euro

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

QAR – Qatari Rial

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing security.

# Fair Valued Security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of this security amounted to $424,274 or 1.3% of net assets.

ADR – American Depositary Receipt

CPO – Ordinary Participation Certificates

GDR – Global Depositary Receipt

NVDR – Non Voting Depositary Receipt

REIT – Real Estate Investment Trust

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.1%
Austria — 0.3%
Andritz AG	5,313	$287,118
Erste Group Bank AG	20,435	553,431
Immofinanz AG*	68,636	205,769
OMV AG	10,835	313,378
Raiffeisen Bank International AG	8,711	180,240
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,726	135,603
Voestalpine AG	8,111	336,862

		2,012,401

Belgium — 1.9%
Ageas	15,872	567,611
Anheuser-Busch InBev NV	58,311	6,849,029
Belgacom SA	10,940	431,840
Colruyt SA	5,202	241,920
Delhaize Group SA	7,437	543,666
Groupe Bruxelles Lambert SA	5,868	530,828
KBC Groep NV*	18,110	1,035,874
Solvay SA	4,297	590,416
Telenet Group Holding NV*	3,855	220,358
UCB SA	9,177	719,818
Umicore SA	7,751	315,164

		12,046,524

Bermuda — 0.1%
Seadrill Ltd.	28,605	409,782

Channel Islands — 0.2%
Friends Life Group Ltd	102,387	590,461
Randgold Resources Ltd.	6,440	427,824

		1,018,285

Denmark — 2.3%
A.P. Moeller — Maersk A/S, Class A	288	588,639
A.P. Moeller — Maersk A/S, Class B	518	1,080,376
Carlsberg A/S, Class B	7,780	693,006
Coloplast A/S, Class B	8,106	702,402
Danske Bank A/S	47,394	1,346,488
DSV A/S	12,761	399,654
ISS A/S*	6,800	192,055
Novo Nordisk A/S, Class B	145,533	6,637,358
Novozymes A/S, Class B	17,312	760,620
Pandora A/S	8,345	740,544
TDC A/S	58,662	475,476
Tryg A/S	1,521	175,391
Vestas Wind Systems A/S*	16,193	596,443
William Demant Holding A/S*	1,652	118,495

		14,506,947

Finland — 1.4%
Elisa OYJ	10,467	303,516
Fortum OYJ	32,348	811,707
Kone OYJ, Class B	22,659	1,042,493
Metso OYJ	8,154	252,769
Neste Oil OYJ	9,521	225,887
Nokia OYJ	271,668	2,259,930
Nokian Renkaat OYJ	8,193	231,361

	Number of Shares	Value

Finland (Continued)
Orion OYJ, Class B	7,227	$247,847
Sampo OYJ, Class A	32,330	1,594,771
Stora Enso OYJ, Class R	40,514	358,939
UPM-Kymmene OYJ	38,488	638,906
Wartsila OYJ Abp	10,696	479,066

		8,447,192

France — 14.3%
Accor SA	12,551	592,037
Aeroports de Paris	2,158	264,823
Air Liquide SA	24,988	3,144,434
Airbus Group NV	42,648	2,598,249
Alcatel-Lucent*	203,440	724,250
Alstom SA*	15,799	552,526
Arkema SA	4,738	322,383
AtoS	5,825	413,800
AXA SA	131,709	3,179,679
BNP Paribas SA	76,814	4,924,745
Bollore SA	410	202,397
Bouygues SA	12,213	459,462
Bureau Veritas SA	15,985	381,334
Cap Gemini SA	10,345	758,050
Carrefour SA	45,158	1,428,787
Casino Guichard-Perrachon SA	4,121	397,081
Christian Dior SA	3,946	755,629
Cie de St-Gobain	32,950	1,513,501
Cie Generale des Etablissements Michelin	13,478	1,239,351
CNP Assurances	12,268	227,143
Credit Agricole SA	74,730	1,050,500
Danone SA	42,017	2,964,978
Dassault Systemes SA	9,209	601,979
Edenred	14,926	430,402
Electricite de France	17,478	523,225
Essilor International SA	14,822	1,664,275
Eurazeo SA	2,726	189,652
Eutelsat Communications SA	11,295	373,523
Fonciere des Regions REIT	2,106	201,039
GDF Suez	104,980	2,586,611
Gecina SA REIT	2,093	283,028
Groupe Eurotunnel SA	34,169	441,659
ICADE REIT	2,676	214,057
Iliad SA	1,891	464,397
Imerys SA	2,537	191,803
JCDecaux SA	5,011	164,809
Kering	5,469	1,129,557
Klepierre REIT	7,204	323,289
Lafarge SA	13,498	959,719
Lagardere SCA	8,675	245,943
Legrand SA	19,147	1,003,884
L’Oreal SA	18,229	3,109,908
LVMH Moet Hennessy Louis Vuitton SA	20,251	3,638,688
Natixis SA	67,350	475,849
Numericable-SFR*	7,136	298,232
Orange SA	134,483	2,368,723
Pernod Ricard SA	15,411	1,826,416
Peugeot SA*	28,817	369,077

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

France (Continued)
Publicis Groupe SA	13,512	$992,301
Remy Cointreau SA	1,734	130,383
Renault SA	13,894	1,114,685
Rexel SA	20,308	376,004
Safran SA	19,600	1,268,062
Sanofi	86,240	8,349,368
Schneider Electric SE	38,086	3,106,703
SCOR SE	11,299	352,510
Societe BIC SA	2,106	280,727
Societe Generale SA	52,550	2,606,557
Sodexo	6,861	692,064
Suez Environnement Co	21,547	382,065
Technip SA	7,408	481,763
Thales SA	6,722	356,658
Total SA	155,219	8,683,431
Unibail-Rodamco SE REIT	7,091	1,873,687
Valeo SA	5,478	674,013
Vallourec SA	8,067	267,476
Veolia Environnement	30,502	556,213
Vinci SA	35,471	1,917,537
Vivendi SA*	88,041	2,242,051
Wendel SA	2,316	272,865
Zodiac Aerospace	13,595	450,513

		89,602,519

Germany — 12.8%
adidas AG	15,129	1,213,390
Allianz SE	33,104	5,699,069
Axel Springer SE	2,971	174,944
BASF SE	66,604	6,046,628
Bayer AG	59,967	9,018,798
Bayerische Motoren Werke AG	24,012	2,745,431
Beiersdorf AG	7,280	647,968
Brenntag AG	11,285	621,495
Celesio AG	3,686	122,835
Commerzbank AG*	70,252	1,074,907
Continental AG	7,958	1,674,306
Daimler AG	69,822	5,886,438
Deutsche Annington Immobilien SE	17,728	570,829
Deutsche Bank AG (a)	100,018	3,269,013
Deutsche Boerse AG	13,947	1,018,871
Deutsche Lufthansa AG	16,990	303,268
Deutsche Post AG	70,192	2,331,704
Deutsche Telekom AG	230,228	3,922,015
Deutsche Wohnen AG	20,698	496,854
E.ON SE	145,103	2,572,019
Fraport AG Frankfurt Airport Services Worldwide	2,734	166,972
Fresenius Medical Care AG & Co. KGaA	15,688	1,158,541
Fresenius SE & Co. KGaA	27,356	1,482,927
GEA Group AG	13,231	632,257
Hannover Rueck SE	4,366	389,580
HeidelbergCement AG	10,194	772,843
Henkel AG & Co. KGaA	8,516	843,330
Hugo Boss AG	3,064	403,474
Infineon Technologies AG	82,141	804,649
K+S AG	12,653	379,727

	Number of Shares	Value

Germany (Continued)
Kabel Deutschland Holding AG*	1,642	$227,758
LANXESS AG	6,661	330,768
Linde AG	13,469	2,541,526
MAN SE	2,578	293,796
Merck KGaA	9,411	937,110
Metro AG*	11,826	401,597
Muenchener Rueckversicherungs-Gesellschaft AG	12,543	2,583,589
OSRAM Licht AG*	6,409	266,175
ProSiebenSat.1 Media AG	15,905	679,346
RWE AG	35,375	1,281,349
SAP SE	66,814	4,708,991
Siemens AG	57,498	6,803,583
Symrise AG	9,014	538,737
Telefonica Deutschland Holding AG*	43,140	226,211
ThyssenKrupp AG*	32,911	870,645
United Internet AG	8,931	393,406
Volkswagen AG	2,140	484,035

		80,013,704

Ireland — 1.1%
Bank of Ireland*	2,001,672	821,367
CRH PLC	53,453	1,262,863
Experian PLC	71,608	1,133,066
Kerry Group PLC, Class A	11,516	854,739
Shire PLC	42,753	3,043,197

		7,115,232

Italy — 3.3%
Assicurazioni Generali SpA	84,783	1,833,322
Atlantia SpA	30,096	758,940
Banca Monte dei Paschi di Siena SpA*	311,422	251,319
Banco Popolare SC*	26,646	367,446
Enel Green Power SpA	128,938	310,236
Enel SpA	477,451	2,303,515
Eni SpA	184,473	3,686,203
EXOR SpA	7,229	321,804
Finmeccanica SpA*	29,847	289,485
Intesa Sanpaolo SpA	843,920	2,600,357
Intesa Sanpaolo SpA-RSP	66,644	179,328
Luxottica Group SpA	12,191	651,836
Mediobanca SpA	43,622	390,543
Pirelli & C. SpA	17,606	249,791
Prysmian SpA	15,069	270,759
Saipem SpA*	19,482	278,830
Snam SpA	146,667	777,643
Telecom Italia SpA*	733,575	826,425
Telecom Italia SpA-RSP	435,793	386,096
Terna Rete Elettrica Nazionale SpA	109,017	526,507
UniCredit SpA	319,007	2,358,211
Unione di Banche Italiane SCpA	61,822	475,075
UnipolSai SpA	65,092	186,160

		20,279,831

Luxembourg — 0.5%
Altice SA*	6,352	427,305
ArcelorMittal	72,617	890,771
Millicom International Cellular SA SDR	4,805	399,850

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Luxembourg (Continued)
RTL Group SA	2,822	$271,740
SES SA FDR	21,962	817,078
Tenaris SA	34,410	569,072

		3,375,816

Mexico — 0.0%
Fresnillo PLC(b)	16,481	183,294

Netherlands — 6.6%
Aegon NV	132,545	1,040,470
Akzo Nobel NV	17,542	1,211,915
ASML Holding NV	25,928	2,738,172
Corio NV REIT	5,208	263,473
Delta Lloyd NV	14,424	331,540
Gemalto NV	5,758	489,159
Heineken Holding NV	7,349	502,507
Heineken NV	16,650	1,309,500
ING Groep NV*	279,736	4,097,549
Koninklijke Ahold NV	64,759	1,143,857
Koninklijke Boskalis Westminster NV	6,224	349,235
Koninklijke DSM NV	12,561	825,779
Koninklijke KPN NV	231,534	768,699
Koninklijke Philips NV	69,199	2,087,044
Koninklijke Vopak NV	5,190	260,723
NN Group NV*	8,914	270,620
OCI NV*	6,231	223,413
QIAGEN NV*	16,900	403,792
Randstad Holding NV	9,082	448,165
Reed Elsevier NV	50,561	1,242,948
Royal Dutch Shell PLC, Class A	285,908	9,523,568
Royal Dutch Shell PLC, Class B	176,967	6,144,918
TNT Express NV	31,445	211,925
Unilever NV	118,127	4,811,243
Wolters Kluwer NV	21,829	639,634

		41,339,848

Norway — 0.9%
DNB ASA	70,641	1,173,079
Gjensidige Forsikring ASA	14,709	252,228
Norsk Hydro ASA	97,247	569,444
Orkla ASA	58,792	437,455
Statoil ASA	81,030	1,530,404
Telenor ASA	54,300	1,146,303
Yara International ASA	12,979	551,873

		5,660,786

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	2,523,154	260,407
Banco Espirito Santo SA*‡	56,984	0
EDP — Energias de Portugal SA	167,432	686,833
Galp Energia SGPS SA	27,790	338,645
Jeronimo Martins SGPS SA	17,931	182,162

		1,468,047

Spain — 5.4%
Abertis Infraestructuras SA	29,233	625,583
ACS Actividades de Construccion y Servicios SA	12,677	447,914
Amadeus IT Holding SA, Class A	30,834	1,227,479

	Number of Shares	Value
Spain (Continued)

Banco Bilbao Vizcaya Argentaria SA	430,466	$4,623,625
Banco de Sabadell SA	246,610	699,466
Banco Popular Espanol SA	129,896	713,918
Banco Santander SA	896,214	8,078,306
Bankia SA*	333,099	584,014
Bankinter SA	48,924	438,437
CaixaBank SA	166,123	917,363
Distribuidora Internacional de Alimentacion SA	45,553	316,635
Enagas SA	14,675	491,411
Ferrovial SA	30,127	617,367
Gas Natural SDG SA	25,500	722,311
Grifols SA	10,909	485,961
Iberdrola SA	365,969	2,705,825
Inditex SA	79,123	2,303,708
Mapfre SA	66,091	242,517
Red Electrica Corp. SA	7,875	721,393
Repsol SA	73,229	1,643,580
Telefonica SA	305,502	4,892,834
Zardoya Otis SA	12,377	131,895

		33,631,542

Sweden — 4.6%
Alfa Laval AB	22,730	452,372
Assa Abloy AB, Class B	24,152	1,312,456
Atlas Copco AB, Class A	48,549	1,399,847
Atlas Copco AB, Class B	28,398	754,457
Boliden AB	20,091	339,496
Electrolux AB, Series B	17,395	516,959
Elekta AB, Class B	27,253	277,773
Getinge AB, Class B	14,662	339,388
Hennes & Mauritz AB, Class B	68,849	2,949,135
Hexagon AB, Class B	18,622	591,884
Husqvarna AB, Class B	29,136	214,518
ICA Gruppen AB	5,700	220,155
Industrivarden AB, Class C	11,879	209,970
Investment AB Kinnevik, Class B	17,016	590,359
Investor AB, Class B	33,033	1,240,861
Lundin Petroleum AB*	16,095	226,859
Nordea Bank AB	220,262	2,751,595
Sandvik AB	77,549	812,249
Securitas AB, Class B	23,083	278,765
Skandinaviska Enskilda Banken AB, Class A	109,814	1,450,628
Skanska AB, Class B	27,779	598,307
SKF AB, Class B	28,637	589,903
Svenska Cellulosa AB SCA, Class B	42,573	1,004,297
Svenska Handelsbanken AB, Class A	36,085	1,762,498
Swedbank AB, Class A	65,455	1,717,014
Swedish Match AB	14,504	500,872
Tele2 AB, Class B	23,483	304,066
Telefonaktiebolaget LM Ericsson, Class B	220,685	2,779,076
TeliaSonera AB	172,809	1,232,935
Volvo AB, Class B	110,923	1,213,875

		28,632,569

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Switzerland — 14.9%
ABB Ltd.*	159,461	$3,579,518
Actelion Ltd.*	7,471	888,401
Adecco SA*	12,325	865,460
Aryzta AG*	6,339	505,808
Baloise Holding AG	3,466	452,687
Barry Callebaut AG*	160	171,219
Chocoladefabriken Lindt & Spruengli AG	8	477,889
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	69	347,553
Cie Financiere Richemont SA	37,853	3,559,063
Coca-Cola HBC AG CDI*	14,718	333,810
Credit Suisse Group AG*	110,717	2,958,564
EMS-Chemie Holding AG	597	221,500
Geberit AG	2,730	951,015
Givaudan SA*	681	1,213,642
Glencore PLC*	769,871	3,852,963
Holcim Ltd.*	16,551	1,222,162
Julius Baer Group Ltd.*	16,252	736,365
Kuehne + Nagel International AG	3,957	532,787
Lonza Group AG*	3,838	451,226
Nestle SA	233,847	17,558,188
Novartis AG	166,804	16,140,929
Pargesa Holding SA	2,235	177,875
Partners Group Holding AG	1,260	361,863
Roche Holding AG	50,947	15,259,055
Schindler Holding AG	1,491	208,316
Schindler Holding AG Participation Certificates	3,240	462,066
SGS SA	399	863,038
Sika AG	156	593,809
Sonova Holding AG	3,919	592,971
STMicroelectronics NV	46,831	350,966
Sulzer AG	1,734	193,634
Swatch Group AG (The) — Bearer	2,239	1,106,466
Swatch Group AG (The) — Registered	3,581	329,656
Swiss Life Holding AG*	2,319	531,360
Swiss Prime Site AG*	4,196	323,521
Swiss Re AG*	25,554	2,184,487
Swisscom AG	1,692	1,027,020
Syngenta AG	6,744	2,221,595
Transocean Ltd.	26,351	557,973
UBS AG*	248,656	4,477,738
Wolseley PLC	19,344	1,084,739
Zurich Insurance Group AG*	10,837	3,396,061

		93,324,958

United Kingdom — 27.3%
3i Group PLC	70,220	486,999
Aberdeen Asset Management PLC	66,483	467,209
Admiral Group PLC	14,231	275,639
Aggreko PLC	18,521	443,497
Amec Foster Wheeler PLC	28,105	410,249
Anglo American PLC	101,336	2,091,776
Antofagasta PLC	28,984	333,665
ARM Holdings PLC	101,544	1,450,515
Ashtead Group PLC	36,562	601,942
Associated British Foods PLC	25,758	1,288,705

	Number of Shares	Value

United Kingdom (Continued)
AstraZeneca PLC	91,557	$6,836,027
Aviva PLC	213,054	1,690,588
Babcock International Group PLC	18,949	336,536
BAE Systems PLC	228,158	1,714,571
Barclays PLC	1,190,838	4,560,043
BG Group PLC	247,336	3,477,849
BHP Billiton PLC	153,157	3,629,165
BP PLC	1,335,911	8,768,350
British American Tobacco PLC	135,169	8,011,540
British Land Co. PLC REIT	70,003	839,774
BT Group PLC	590,273	3,782,099
Bunzl PLC	24,340	679,027
Burberry Group PLC	32,309	832,706
Capita PLC	48,053	803,135
Carnival PLC	13,437	591,883
Centrica PLC	362,833	1,612,969
CNH Industrial NV	68,498	536,172
Cobham PLC	83,639	394,026
Compass Group PLC	121,735	2,072,652
Croda International PLC	9,940	381,018
Diageo PLC	182,179	5,637,248
Direct Line Insurance Group PLC	108,219	497,821
Dixons Carphone PLC	70,756	467,838
easyJet PLC	11,540	297,963
Fiat Chrysler Automobiles NV*	63,810	795,830
G4S PLC	112,094	483,955
GKN PLC	118,661	640,013
GlaxoSmithKline PLC	351,664	8,157,155
Hammerson PLC REIT	56,694	551,708
Hargreaves Lansdown PLC	17,441	265,756
HSBC Holdings PLC	1,388,609	13,816,680
ICAP PLC	40,689	264,904
IMI PLC	19,848	366,143
Imperial Tobacco Group PLC	69,404	3,208,932
Inmarsat PLC	31,322	388,712
InterContinental Hotels Group PLC	17,065	722,370
International Consolidated Airlines Group SA*	73,714	526,771
Intertek Group PLC	11,783	429,761
Intu Properties PLC REIT	66,794	372,365
Investec PLC	40,340	373,028
ITV PLC	278,581	932,085
J Sainsbury PLC	91,293	332,830
Johnson Matthey PLC	14,915	774,872
Kingfisher PLC	171,203	834,354
Land Securities Group PLC REIT	57,383	1,064,838
Legal & General Group PLC	429,151	1,653,726
Lloyds Banking Group PLC*	4,140,528	5,196,679
London Stock Exchange Group PLC	16,465	579,953
Marks & Spencer Group PLC	118,984	907,899
Meggitt PLC	58,204	457,304
Melrose Industries PLC	78,765	318,283
Merlin Entertainments PLC	36,800	217,857
National Grid PLC	273,464	3,972,532
Next PLC	11,093	1,173,931
Old Mutual PLC	355,630	1,112,663
Pearson PLC	59,381	1,141,800

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

United Kingdom (Continued)
Persimmon PLC*	22,176	$531,019
Petrofac Ltd	19,028	245,206
Prudential PLC	186,105	4,500,008
Reckitt Benckiser Group PLC	47,126	3,868,278
Reed Elsevier PLC	82,593	1,435,895
Rexam PLC	51,642	364,930
Rio Tinto PLC	92,273	4,313,136
Rolls-Royce Holdings PLC*	136,926	1,801,939
Royal Bank of Scotland Group PLC*	183,613	1,133,743
Royal Mail PLC	47,675	311,131
RSA Insurance Group PLC*	74,191	542,584
SABMiller PLC	70,131	3,904,200
Sage Group PLC (The)	79,181	503,508
Schroders PLC	8,999	378,824
Segro PLC REIT	54,610	334,638
Severn Trent PLC	17,413	555,682
Sky PLC	74,925	1,090,754
Smith & Nephew PLC	64,822	1,123,905
Smiths Group PLC	28,521	515,445
Sports Direct International PLC*	19,197	198,057
SSE PLC	70,783	1,813,248
Standard Chartered PLC	179,122	2,621,919
Standard Life PLC	173,542	1,149,357
Subsea 7 SA	20,809	207,335
Tate & Lyle PLC	34,349	323,799
Tesco PLC	587,142	1,709,976
Travis Perkins PLC	17,966	507,100
TUI Travel PLC	37,232	258,623
Tullow Oil PLC	66,613	443,254
Unilever PLC	93,070	3,933,886
United Utilities Group PLC	49,307	697,399
Vodafone Group PLC	1,921,651	7,022,341
Weir Group PLC (The)	15,526	454,964

	Number of Shares	Value

United Kingdom (Continued)
Whitbread PLC	13,153	$942,406
William Hill PLC	63,461	332,075
WM Morrison Supermarkets PLC	151,985	423,763
WPP PLC	95,640	2,001,837

		170,833,049

TOTAL COMMON STOCKS (Cost $622,798,554)		613,902,326

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	3,996	339,273
Fuchs Petrolub SE	5,163	213,592
Henkel AG & Co. KGaA	12,938	1,435,357
Porsche Automobil Holding SE	11,146	970,724
Volkswagen AG	11,788	2,714,636

		5,673,582

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C*	9,160,650	14,309

TOTAL PREFERRED STOCKS (Cost $5,617,267)		5,687,891

RIGHTS — 0.0%
Spain — 0.0%
CaixaBank SA*, expires 1/09/15 (Cost $8,067)	129,308	8,683

TOTAL INVESTMENTS — 99.0% (Cost $628,423,888)		$619,598,900
Other assets less liabilities — 1.0%		6,390,039

NET ASSETS — 100.0%		$625,988,939

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	CHF	15,958,000	USD	16,583,427	$68,033
Barclays Bank PLC	12/2/2014	CHF	1,803,000	USD	1,852,584	(13,392)
Barclays Bank PLC	12/2/2014	CHF	269,000	USD	278,423	27
Barclays Bank PLC	12/2/2014	CHF	361,000	USD	372,896	(714)
Barclays Bank PLC	12/2/2014	CHF	1,810,000	USD	1,876,789	3,568
Barclays Bank PLC	12/2/2014	CHF	180,500	USD	186,712	(92)
Barclays Bank PLC	12/2/2014	CHF	1,815,000	USD	1,880,986	2,590
Barclays Bank PLC	12/2/2014	CHF	88,000	USD	90,754	(320)
Barclays Bank PLC	12/2/2014	CHF	1,757,500	USD	1,818,575	(312)
Barclays Bank PLC	12/2/2014	CHF	524,500	USD	545,767	2,947
JP Morgan & Chase Co.	12/2/2014	CHF	15,958,000	USD	16,583,358	67,964
JP Morgan & Chase Co.	12/2/2014	CHF	1,803,000	USD	1,852,579	(13,398)
JP Morgan & Chase Co.	12/2/2014	CHF	269,000	USD	278,423	27
JP Morgan & Chase Co.	12/2/2014	CHF	361,000	USD	372,895	(714)
JP Morgan & Chase Co.	12/2/2014	CHF	1,810,000	USD	1,876,782	3,560
JP Morgan & Chase Co.	12/2/2014	CHF	180,500	USD	186,711	(93)
JP Morgan & Chase Co.	12/2/2014	CHF	1,815,000	USD	1,880,975	2,579
JP Morgan & Chase Co.	12/2/2014	CHF	150,200	USD	155,257	(189)
JP Morgan & Chase Co.	12/2/2014	CHF	88,000	USD	90,753	(321)

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/2/2014	CHF	1,757,500	USD	1,818,568	$(320)
JP Morgan & Chase Co.	12/2/2014	CHF	524,500	USD	545,769	2,949
Canadian Imperial Bank of Commerce	12/2/2014	CHF	15,958,000	USD	16,583,531	68,136
State Street Bank & Trust Co.	12/2/2014	CHF	15,958,000	USD	16,583,807	68,412
The Bank of New York Mellon	12/2/2014	CHF	447,000	USD	463,357	744
The Bank of New York Mellon	12/2/2014	CHF	328,000	USD	341,909	2,452
Barclays Bank PLC	12/2/2014	DKK	16,631,000	USD	2,799,834	20,450
Barclays Bank PLC	12/2/2014	DKK	1,873,500	USD	311,791	(1,309)
Barclays Bank PLC	12/2/2014	DKK	281,000	USD	47,058	97
Barclays Bank PLC	12/2/2014	DKK	375,000	USD	62,620	(50)
Barclays Bank PLC	12/2/2014	DKK	1,868,500	USD	313,365	1,100
Barclays Bank PLC	12/2/2014	DKK	187,000	USD	31,250	(1)
Barclays Bank PLC	12/2/2014	DKK	1,868,000	USD	312,475	293
Barclays Bank PLC	12/2/2014	DKK	96,000	USD	15,989	(55)
Barclays Bank PLC	12/2/2014	DKK	1,927,500	USD	322,380	255
Barclays Bank PLC	12/2/2014	DKK	578,500	USD	97,254	575
JP Morgan & Chase Co.	12/2/2014	DKK	16,631,000	USD	2,799,832	20,448
JP Morgan & Chase Co.	12/2/2014	DKK	1,873,500	USD	311,793	(1,307)
JP Morgan & Chase Co.	12/2/2014	DKK	281,000	USD	47,060	99
JP Morgan & Chase Co.	12/2/2014	DKK	375,000	USD	62,619	(51)
JP Morgan & Chase Co.	12/2/2014	DKK	1,868,500	USD	313,366	1,101
JP Morgan & Chase Co.	12/2/2014	DKK	187,000	USD	31,250	(1)
JP Morgan & Chase Co.	12/2/2014	DKK	1,868,000	USD	312,473	292
JP Morgan & Chase Co.	12/2/2014	DKK	125,000	USD	20,870	(20)
JP Morgan & Chase Co.	12/2/2014	DKK	96,000	USD	15,989	(55)
JP Morgan & Chase Co.	12/2/2014	DKK	1,927,500	USD	322,379	254
JP Morgan & Chase Co.	12/2/2014	DKK	578,500	USD	97,262	583
Canadian Imperial Bank of Commerce	12/2/2014	DKK	16,631,000	USD	2,799,726	20,342
State Street Bank & Trust Co.	12/2/2014	DKK	16,631,000	USD	2,799,841	20,457
The Bank of New York Mellon	12/2/2014	DKK	517,000	USD	86,790	388
The Bank of New York Mellon	12/2/2014	DKK	363,000	USD	61,245	580
Barclays Bank PLC	12/2/2014	EUR	42,206,000	USD	52,888,634	407,317
Barclays Bank PLC	12/2/2014	EUR	4,842,500	USD	5,994,226	(27,212)
Barclays Bank PLC	12/2/2014	EUR	719,000	USD	895,561	1,516
Barclays Bank PLC	12/2/2014	EUR	964,500	USD	1,198,158	(1,156)
Barclays Bank PLC	12/2/2014	EUR	4,839,000	USD	6,038,012	20,927
Barclays Bank PLC	12/2/2014	EUR	476,000	USD	591,974	89
Barclays Bank PLC	12/2/2014	EUR	4,827,000	USD	6,010,310	8,146
Barclays Bank PLC	12/2/2014	EUR	250,500	USD	310,433	(1,053)
Barclays Bank PLC	12/2/2014	EUR	5,045,000	USD	6,277,423	4,186
Barclays Bank PLC	12/2/2014	EUR	1,526,000	USD	1,908,965	11,451
JP Morgan & Chase Co.	12/2/2014	EUR	42,206,000	USD	52,887,917	406,599
JP Morgan & Chase Co.	12/2/2014	EUR	4,842,500	USD	5,994,221	(27,216)
JP Morgan & Chase Co.	12/2/2014	EUR	719,000	USD	895,600	1,555
JP Morgan & Chase Co.	12/2/2014	EUR	964,500	USD	1,198,158	(1,156)
JP Morgan & Chase Co.	12/2/2014	EUR	4,839,000	USD	6,038,036	20,951
JP Morgan & Chase Co.	12/2/2014	EUR	476,000	USD	591,973	88
JP Morgan & Chase Co.	12/2/2014	EUR	4,827,000	USD	6,010,349	8,185
JP Morgan & Chase Co.	12/2/2014	EUR	250,500	USD	310,433	(1,053)
JP Morgan & Chase Co.	12/2/2014	EUR	5,045,000	USD	6,277,448	4,211
JP Morgan & Chase Co.	12/2/2014	EUR	1,526,000	USD	1,908,970	11,455
Canadian Imperial Bank of Commerce	12/2/2014	EUR	42,206,000	USD	52,888,339	407,022
State Street Bank & Trust Co.	12/2/2014	EUR	42,206,000	USD	52,889,352	408,034
The Bank of New York Mellon	12/2/2014	EUR	900,000	USD	1,124,182	5,071
The Bank of New York Mellon	12/2/2014	EUR	999,700	USD	1,255,188	12,105
The Bank of New York Mellon	12/2/2014	EUR	1,200	USD	1,499	7
Barclays Bank PLC	12/2/2014	GBP	23,565,000	USD	37,695,005	886,194

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	GBP	2,682,000	USD	4,245,493	$56,178
Barclays Bank PLC	12/2/2014	GBP	403,500	USD	640,489	10,217
Barclays Bank PLC	12/2/2014	GBP	542,000	USD	858,871	12,261
Barclays Bank PLC	12/2/2014	GBP	2,711,000	USD	4,314,662	80,048
Barclays Bank PLC	12/2/2014	GBP	270,500	USD	426,935	4,410
Barclays Bank PLC	12/2/2014	GBP	2,733,000	USD	4,273,956	4,978
Barclays Bank PLC	12/2/2014	GBP	139,500	USD	218,459	558
Barclays Bank PLC	12/2/2014	GBP	2,777,000	USD	4,361,065	23,358
Barclays Bank PLC	12/2/2014	GBP	832,000	USD	1,314,140	14,546
JP Morgan & Chase Co.	12/2/2014	GBP	23,565,000	USD	37,691,511	882,701
JP Morgan & Chase Co.	12/2/2014	GBP	2,682,000	USD	4,245,477	56,161
JP Morgan & Chase Co.	12/2/2014	GBP	403,500	USD	640,489	10,217
JP Morgan & Chase Co.	12/2/2014	GBP	542,000	USD	858,871	12,260
JP Morgan & Chase Co.	12/2/2014	GBP	2,711,000	USD	4,314,684	80,070
JP Morgan & Chase Co.	12/2/2014	GBP	270,500	USD	426,934	4,410
JP Morgan & Chase Co.	12/2/2014	GBP	2,733,000	USD	4,273,967	4,988
JP Morgan & Chase Co.	12/2/2014	GBP	40,000	USD	62,717	236
JP Morgan & Chase Co.	12/2/2014	GBP	139,500	USD	218,459	558
JP Morgan & Chase Co.	12/2/2014	GBP	2,777,000	USD	4,361,062	23,355
JP Morgan & Chase Co.	12/2/2014	GBP	832,000	USD	1,314,142	14,548
Canadian Imperial Bank of Commerce	12/2/2014	GBP	23,565,000	USD	37,691,746	882,936
State Street Bank & Trust Co.	12/2/2014	GBP	23,565,000	USD	37,691,793	882,984
The Bank of New York Mellon	12/2/2014	GBP	520,000	USD	830,878	18,632
The Bank of New York Mellon	12/2/2014	GBP	526,500	USD	842,327	19,928
Barclays Bank PLC	12/2/2014	NOK	9,424,000	USD	1,394,530	51,210
Barclays Bank PLC	12/2/2014	NOK	1,053,000	USD	153,252	3,155
Barclays Bank PLC	12/2/2014	NOK	159,000	USD	23,325	661
Barclays Bank PLC	12/2/2014	NOK	213,000	USD	31,248	886
Barclays Bank PLC	12/2/2014	NOK	1,065,500	USD	156,721	4,842
Barclays Bank PLC	12/2/2014	NOK	106,000	USD	15,574	465
Barclays Bank PLC	12/2/2014	NOK	1,064,000	USD	156,626	4,961
Barclays Bank PLC	12/2/2014	NOK	54,500	USD	8,015	247
Barclays Bank PLC	12/2/2014	NOK	1,093,000	USD	161,300	5,501
Barclays Bank PLC	12/2/2014	NOK	314,000	USD	46,002	1,244
JP Morgan & Chase Co.	12/2/2014	NOK	9,424,000	USD	1,394,627	51,307
JP Morgan & Chase Co.	12/2/2014	NOK	1,053,000	USD	153,253	3,156
JP Morgan & Chase Co.	12/2/2014	NOK	159,000	USD	23,326	662
JP Morgan & Chase Co.	12/2/2014	NOK	213,000	USD	31,248	886
JP Morgan & Chase Co.	12/2/2014	NOK	1,065,500	USD	156,724	4,845
JP Morgan & Chase Co.	12/2/2014	NOK	106,000	USD	15,574	465
JP Morgan & Chase Co.	12/2/2014	NOK	1,064,000	USD	156,626	4,961
JP Morgan & Chase Co.	12/2/2014	NOK	186,000	USD	27,446	933
JP Morgan & Chase Co.	12/2/2014	NOK	54,500	USD	8,015	247
JP Morgan & Chase Co.	12/2/2014	NOK	1,093,000	USD	161,302	5,503
JP Morgan & Chase Co.	12/2/2014	NOK	314,000	USD	46,002	1,244
Canadian Imperial Bank of Commerce	12/2/2014	NOK	9,424,000	USD	1,394,599	51,278
State Street Bank & Trust Co.	12/2/2014	NOK	9,424,000	USD	1,394,588	51,267
The Bank of New York Mellon	12/2/2014	NOK	230,000	USD	33,815	1,030
The Bank of New York Mellon	12/2/2014	NOK	162,800	USD	23,764	558
Barclays Bank PLC	12/2/2014	SEK	40,434,000	USD	5,464,108	41,493
Barclays Bank PLC	12/2/2014	SEK	4,597,500	USD	618,676	2,104
Barclays Bank PLC	12/2/2014	SEK	687,000	USD	92,779	646
Barclays Bank PLC	12/2/2014	SEK	921,500	USD	124,006	423
Barclays Bank PLC	12/2/2014	SEK	4,620,500	USD	624,991	5,334
Barclays Bank PLC	12/2/2014	SEK	458,000	USD	61,714	292
Barclays Bank PLC	12/2/2014	SEK	4,631,000	USD	622,626	1,561
Barclays Bank PLC	12/2/2014	SEK	237,500	USD	31,822	(29)

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	SEK	4,782,000	USD	643,137	$1,821
Barclays Bank PLC	12/2/2014	SEK	1,434,000	USD	193,926	1,612
JP Morgan & Chase Co.	12/2/2014	SEK	40,434,000	USD	5,464,128	41,513
JP Morgan & Chase Co.	12/2/2014	SEK	4,597,500	USD	618,675	2,103
JP Morgan & Chase Co.	12/2/2014	SEK	687,000	USD	92,780	646
JP Morgan & Chase Co.	12/2/2014	SEK	921,500	USD	124,005	422
JP Morgan & Chase Co.	12/2/2014	SEK	4,620,500	USD	624,991	5,334
JP Morgan & Chase Co.	12/2/2014	SEK	458,000	USD	61,714	291
JP Morgan & Chase Co.	12/2/2014	SEK	4,631,000	USD	622,625	1,560
JP Morgan & Chase Co.	12/2/2014	SEK	594,000	USD	79,760	99
JP Morgan & Chase Co.	12/2/2014	SEK	237,500	USD	31,822	(29)
JP Morgan & Chase Co.	12/2/2014	SEK	4,782,000	USD	643,139	1,824
JP Morgan & Chase Co.	12/2/2014	SEK	1,434,000	USD	193,926	1,612
Canadian Imperial Bank of Commerce	12/2/2014	SEK	40,434,000	USD	5,464,054	41,439
State Street Bank & Trust Co.	12/2/2014	SEK	40,434,000	USD	5,464,114	41,499
The Bank of New York Mellon	12/2/2014	SEK	1,002,000	USD	135,215	836
The Bank of New York Mellon	12/2/2014	SEK	678,000	USD	91,918	991
Barclays Bank PLC	12/2/2014	USD	90,770	CHF	87,500	(214)
Barclays Bank PLC	12/2/2014	USD	25,393,154	CHF	24,479,000	(59,130)
Barclays Bank PLC	12/2/2014	USD	16,184	DKK	96,500	(57)
Barclays Bank PLC	12/2/2014	USD	4,284,985	DKK	25,589,500	(8,450)
Barclays Bank PLC	12/2/2014	USD	621,927	EUR	500,000	(198)
Barclays Bank PLC	12/2/2014	USD	497,478	EUR	400,000	(95)
Barclays Bank PLC	12/2/2014	USD	317,530	EUR	254,500	(1,070)
Barclays Bank PLC	12/2/2014	USD	80,418,086	EUR	64,541,000	(164,171)
Barclays Bank PLC	12/2/2014	USD	313,936	GBP	200,000	(1,534)
Barclays Bank PLC	12/2/2014	USD	217,576	GBP	138,500	(1,238)
Barclays Bank PLC	12/2/2014	USD	56,874,238	GBP	36,317,000	(146,653)
Barclays Bank PLC	12/2/2014	USD	7,850	NOK	53,500	(224)
Barclays Bank PLC	12/2/2014	USD	2,068,791	NOK	14,492,500	(2,993)
Barclays Bank PLC	12/2/2014	USD	32,378	SEK	240,500	(124)
Barclays Bank PLC	12/2/2014	USD	8,405,097	SEK	62,562,500	(14,823)
JP Morgan & Chase Co.	12/2/2014	USD	464,000	CHF	446,503	(1,902)
JP Morgan & Chase Co.	12/2/2014	USD	508,000	CHF	492,347	1,544
JP Morgan & Chase Co.	12/2/2014	USD	90,770	CHF	87,500	(213)
JP Morgan & Chase Co.	12/2/2014	USD	24,587,805	CHF	23,690,350	(69,978)
JP Morgan & Chase Co.	12/2/2014	USD	86,200	DKK	512,028	(630)
JP Morgan & Chase Co.	12/2/2014	USD	16,184	DKK	96,500	(57)
JP Morgan & Chase Co.	12/2/2014	USD	4,222,439	DKK	25,202,472	(10,585)
JP Morgan & Chase Co.	12/2/2014	USD	1,405,700	EUR	1,121,787	(10,807)
JP Morgan & Chase Co.	12/2/2014	USD	561,837	EUR	450,000	(2,281)
JP Morgan & Chase Co.	12/2/2014	USD	497,122	EUR	400,000	261
JP Morgan & Chase Co.	12/2/2014	USD	376,622	EUR	300,000	(3,585)
JP Morgan & Chase Co.	12/2/2014	USD	317,530	EUR	254,500	(1,070)
JP Morgan & Chase Co.	12/2/2014	USD	78,749,899	EUR	63,169,213	(201,743)
JP Morgan & Chase Co.	12/2/2014	USD	823,700	GBP	514,983	(19,290)
JP Morgan & Chase Co.	12/2/2014	USD	399,541	GBP	250,000	(9,038)
JP Morgan & Chase Co.	12/2/2014	USD	608,000	GBP	383,814	(8,477)
JP Morgan & Chase Co.	12/2/2014	USD	469,423	GBP	300,000	(820)
JP Morgan & Chase Co.	12/2/2014	USD	217,576	GBP	138,500	(1,238)
JP Morgan & Chase Co.	12/2/2014	USD	54,981,201	GBP	35,108,203	(141,771)
JP Morgan & Chase Co.	12/2/2014	USD	34,700	NOK	234,480	(1,277)
JP Morgan & Chase Co.	12/2/2014	USD	7,850	NOK	53,500	(224)
JP Morgan & Chase Co.	12/2/2014	USD	2,061,708	NOK	14,444,020	(2,821)
JP Morgan & Chase Co.	12/2/2014	USD	135,000	SEK	998,987	(1,026)
JP Morgan & Chase Co.	12/2/2014	USD	32,377	SEK	240,500	(124)
JP Morgan & Chase Co.	12/2/2014	USD	8,352,372	SEK	62,157,514	(16,410)

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2014	USD	16,562,532	CHF	15,958,000	$(47,138)
Canadian Imperial Bank of Commerce	12/2/2014	USD	2,786,369	DKK	16,631,000	(6,985)
Canadian Imperial Bank of Commerce	12/2/2014	USD	52,616,110	EUR	42,206,000	(134,793)
Canadian Imperial Bank of Commerce	12/2/2014	USD	36,903,968	GBP	23,565,000	(95,158)
Canadian Imperial Bank of Commerce	12/2/2014	USD	1,345,162	NOK	9,424,000	(1,841)
Canadian Imperial Bank of Commerce	12/2/2014	USD	5,433,290	SEK	40,434,000	(10,675)
State Street Bank & Trust Co.	12/2/2014	USD	16,562,532	CHF	15,958,000	(47,138)
State Street Bank & Trust Co.	12/2/2014	USD	2,786,369	DKK	16,631,000	(6,985)
State Street Bank & Trust Co.	12/2/2014	USD	52,616,110	EUR	42,206,000	(134,793)
State Street Bank & Trust Co.	12/2/2014	USD	36,903,968	GBP	23,565,000	(95,158)
State Street Bank & Trust Co.	12/2/2014	USD	1,345,162	NOK	9,424,000	(1,841)
State Street Bank & Trust Co.	12/2/2014	USD	5,433,290	SEK	40,434,000	(10,675)
The Bank of New York Mellon	12/2/2014	USD	804,359	CHF	775,000	(2,289)
The Bank of New York Mellon	12/2/2014	USD	147,436	DKK	880,000	(370)
The Bank of New York Mellon	12/2/2014	USD	375,290	EUR	300,000	(2,253)
The Bank of New York Mellon	12/2/2014	USD	1,995,762	EUR	1,600,900	(5,113)
The Bank of New York Mellon	12/2/2014	USD	15,794	GBP	10,000	(174)
The Bank of New York Mellon	12/2/2014	USD	1,623,211	GBP	1,036,500	(4,186)
The Bank of New York Mellon	12/2/2014	USD	14,658	NOK	100,000	(403)
The Bank of New York Mellon	12/2/2014	USD	41,794	NOK	292,800	(57)
The Bank of New York Mellon	12/2/2014	USD	225,749	SEK	1,680,000	(444)
Barclays Bank PLC	1/5/2015	DKK	21,772,000	USD	3,646,397	6,980
JP Morgan & Chase Co.	1/5/2015	DKK	21,772,000	USD	3,648,379	8,963
Canadian Imperial Bank of Commerce	1/5/2015	DKK	21,772,000	USD	3,648,368	8,952
State Street Bank & Trust Co.	1/5/2015	DKK	21,772,000	USD	3,648,427	9,011
Barclays Bank PLC	1/5/2015	EUR	57,784,000	USD	72,010,999	143,748
JP Morgan & Chase Co.	1/5/2015	EUR	57,784,000	USD	72,048,963	181,712
Canadian Imperial Bank of Commerce	1/5/2015	EUR	57,784,000	USD	72,048,558	181,307
State Street Bank & Trust Co.	1/5/2015	EUR	57,784,000	USD	72,049,714	182,463
Barclays Bank PLC	1/5/2015	GBP	31,311,000	USD	49,024,898	127,437
JP Morgan & Chase Co.	1/5/2015	GBP	31,311,000	USD	49,024,979	127,518
Canadian Imperial Bank of Commerce	1/5/2015	GBP	31,311,000	USD	49,024,729	127,267
State Street Bank & Trust Co.	1/5/2015	GBP	31,311,000	USD	49,025,261	127,800
Barclays Bank PLC	1/5/2015	NOK	11,490,000	USD	1,638,201	2,523
JP Morgan & Chase Co.	1/5/2015	NOK	11,490,000	USD	1,638,078	2,400
Canadian Imperial Bank of Commerce	1/5/2015	NOK	11,490,000	USD	1,638,082	2,404
State Street Bank & Trust Co.	1/5/2015	NOK	11,490,000	USD	1,638,090	2,412
Barclays Bank PLC	1/5/2015	SEK	54,475,000	USD	7,318,989	12,679
JP Morgan & Chase Co.	1/5/2015	SEK	54,475,000	USD	7,320,557	14,247
Canadian Imperial Bank of Commerce	1/5/2015	SEK	54,475,000	USD	7,320,551	14,241
State Street Bank & Trust Co.	1/5/2015	SEK	54,475,000	USD	7,320,493	14,183
Barclays Bank PLC	1/5/2015	USD	447,400	CHF	431,082	(1,022)
Barclays Bank PLC	1/5/2015	USD	50,000	DKK	298,541	(96)
Barclays Bank PLC	1/5/2015	USD	1,214,900	EUR	974,876	(2,425)
Barclays Bank PLC	1/5/2015	USD	720,100	GBP	459,910	(1,872)
Barclays Bank PLC	1/5/2015	USD	25,000	NOK	175,345	(39)
Barclays Bank PLC	1/5/2015	USD	68,300	SEK	508,355	(118)
Barclays Bank PLC	1/6/2015	CHF	21,193,000	USD	21,993,680	48,501
JP Morgan & Chase Co.	1/6/2015	CHF	21,193,000	USD	22,005,601	60,422
Canadian Imperial Bank of Commerce	1/6/2015	CHF	21,193,000	USD	22,005,441	60,262
State Street Bank & Trust Co.	1/6/2015	CHF	21,193,000	USD	22,005,692	60,514

Total net unrealized appreciation						$6,471,669

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Currency Abbreviations

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

USD – U.S. Dollar

* Non-income producing security.

‡ Fair valued security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Listed on the London Stock Exchange.

CDI – Chess Depositary Interest.

FDR – Fiduciary Depositary Receipt.

REIT – Real Estate Investment Trust.

RSP – Risparmio (Convertible Savings Shares).

SDR – Swedish Depositary Receipt.

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.1%
Basic Materials — 12.9%
BASF SE	33,011	$2,996,894
Brenntag AG	5,552	305,764
K+S AG	6,191	185,797
LANXESS AG	3,286	163,174
Linde AG	6,675	1,259,536
Symrise AG	4,400	262,974
ThyssenKrupp AG*	16,272	430,468

		5,604,607

Communications — 6.7%
Axel Springer SE	1,422	83,733
Deutsche Telekom AG	114,109	1,943,887
Kabel Deutschland Holding AG*	795	110,273
ProSiebenSat.1 Media AG	7,863	335,850
RTL Group SA (Luxembourg)	1,390	133,848
Telefonica Deutschland Holding AG*	21,251	111,433
United Internet AG	4,420	194,699

		2,913,723

Consumer, Cyclical — 14.5%
adidas AG	7,519	603,046
Bayerische Motoren Werke AG	11,900	1,360,596
Continental AG	3,953	831,683
Daimler AG	34,606	2,917,504
Deutsche Lufthansa AG	8,277	147,743
Hugo Boss AG	1,518	199,893
Volkswagen AG	1,060	239,756

		6,300,221

Consumer, Non-cyclical — 17.2%
Bayer AG	29,721	4,469,920
Beiersdorf AG	3,622	322,382
Celesio AG	1,826	60,851
Fresenius Medical Care AG & Co. KGaA	7,800	576,021
Fresenius SE & Co. KGaA	13,603	737,398
Henkel AG & Co. KGaA	4,201	416,020
Merck KGaA	4,645	462,530
Metro AG*	5,824	197,776
QIAGEN NV (Netherlands)*	8,358	199,698

		7,442,596

Diversified — 0.7%
GEA Group AG	6,572	314,050

Financial — 17.3%
Allianz SE	16,407	2,824,571
Commerzbank AG*	34,781	532,175
Deutsche Annington Immobilien SE	8,800	283,353
Deutsche Bank AG (a)	49,572	1,620,224

	Number of Shares	Value
Financial (Continued)
Deutsche Boerse AG	6,936	$506,696
Deutsche Wohnen AG	10,284	246,867
Hannover Rueck SE	2,167	193,362
Muenchener Rueckversicherungs-Gesellschaft AG	6,215	1,280,157

		7,487,405

Industrial — 12.1%
Deutsche Post AG	34,781	1,155,388
Fraport AG Frankfurt Airport Services Worldwide	1,324	80,860
HeidelbergCement AG	5,065	383,996
MAN SE	1,266	144,277
OSRAM Licht AG*	3,195	132,693
Siemens AG	28,497	3,371,973

		5,269,187

Technology — 6.3%
Infineon Technologies AG	40,530	397,030
SAP SE	33,115	2,333,916

		2,730,946

Utilities — 4.4%
E.ON SE	71,918	1,274,780
RWE AG	17,589	637,107

		1,911,887

TOTAL COMMON STOCKS (Cost $40,672,959)		39,974,622

PREFERRED STOCKS — 6.5%
Basic Materials — 0.3%
Fuchs Petrolub SE	2,497	103,300

Consumer, Cyclical — 4.6%
Bayerische Motoren Werke AG	1,950	165,561
Porsche Automobil Holding SE	5,503	479,266
Volkswagen AG	5,842	1,345,344

		1,990,171

Consumer, Non-cyclical — 1.6%
Henkel AG & Co. KGaA	6,403	710,356

TOTAL PREFERRED STOCKS (Cost $2,959,253)		2,803,827

TOTAL INVESTMENTS — 98.6% (Cost $43,632,212)		$42,778,449
Other assets less liabilities — 1.4%		617,478

NET ASSETS — 100.0%		$43,395,927

As of November 30, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
DAX Index Futures	1	$310,071	12/19/2014	$10,367

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	EUR	7,835,000	USD	9,818,093	$75,613
Canadian Imperial Bank of Commerce	12/2/2014	EUR	7,835,000	USD	9,818,039	75,558
JP Morgan & Chase Co.	12/2/2014	EUR	7,835,000	USD	9,817,960	75,480
State Street Bank & Trust Co.	12/2/2014	EUR	7,835,000	USD	9,818,227	75,746
The Bank of New York Mellon	12/2/2014	EUR	4,014	USD	5,004	13
Barclays Bank PLC	12/2/2014	USD	9,818,093	EUR	7,879,690	(20,043)
Canadian Imperial Bank of Commerce	12/2/2014	USD	9,818,039	EUR	7,875,537	(25,152)
JP Morgan & Chase Co.	12/2/2014	USD	46,195	EUR	37,000	(188)
JP Morgan & Chase Co.	12/2/2014	USD	24,845	EUR	20,000	24
JP Morgan & Chase Co.	12/2/2014	USD	37,662	EUR	30,000	(358)
JP Morgan & Chase Co.	12/2/2014	USD	9,709,258	EUR	7,788,279	(24,873)
State Street Bank & Trust Co.	12/2/2014	USD	9,818,227	EUR	7,875,688	(25,153)
The Bank of New York Mellon	12/2/2014	USD	5,004	EUR	4,000	(30)
Barclays Bank PLC	1/5/2015	EUR	8,611,000	USD	10,731,114	21,421
Canadian Imperial Bank of Commerce	1/5/2015	EUR	8,611,000	USD	10,736,711	27,019
JP Morgan & Chase Co.	1/5/2015	EUR	8,611,000	USD	10,736,772	27,079
State Street Bank & Trust Co.	1/5/2015	EUR	8,611,000	USD	10,736,884	27,191

Total net unrealized appreciation						$309,347

Currency Abbreviations

EUR – Euro

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.4%
Basic Materials — 5.4%
AIR WATER, Inc.	35,500	$575,942
Asahi Kasei Corp.	300,000	2,607,927
Daicel Corp.	64,900	746,775
Hitachi Chemical Co. Ltd.	23,800	440,455
Hitachi Metals Ltd.	51,600	892,346
JFE Holdings, Inc.	116,600	2,480,507
JSR Corp.	42,400	758,246
Kaneka Corp.	67,000	354,429
Kansai Paint Co. Ltd.	55,000	876,090
Kobe Steel Ltd.	735,000	1,170,155
Kuraray Co. Ltd.	81,700	994,453
Mitsubishi Chemical Holdings Corp.	321,500	1,656,044
Mitsubishi Gas Chemical Co., Inc.	92,000	526,201
Mitsubishi Materials Corp.	260,000	816,914
Mitsui Chemicals, Inc.	189,000	528,560
Nippon Paint Holdings Co. Ltd.	41,000	1,060,270
Nippon Steel & Sumitomo Metal Corp.	1,803,145	4,644,753
Nitto Denko Corp.	37,100	1,957,270
Oji Holdings Corp.	184,000	644,771
Shin-Etsu Chemical Co. Ltd.	97,400	6,555,415
Sumitomo Chemical Co. Ltd.	354,000	1,338,887
Sumitomo Metal Mining Co. Ltd.	125,000	1,913,195
Taiyo Nippon Sanso Corp.	36,000	423,940
Teijin Ltd.	215,000	583,161
Yamato Kogyo Co. Ltd.	9,100	255,258

		34,801,964

Communications — 6.8%
Dentsu, Inc.	51,300	1,927,288
Hakuhodo DY Holdings, Inc.	55,300	537,558
Hikari Tsushin, Inc.	4,000	260,119
Kakaku.com, Inc.	33,500	511,608
KDDI Corp.	138,284	8,857,445
M3, Inc.	46,000	791,240
Mixi, Inc.	8,900	408,584
Nippon Telegraph & Telephone Corp.	89,000	4,761,311
NTT DOCOMO, Inc.	362,300	5,650,494
Rakuten, Inc.	188,900	2,544,338
SBI Holdings, Inc.	46,628	538,098
SoftBank Corp.	227,800	15,280,052
Trend Micro, Inc.	25,000	759,171
Yahoo Japan Corp.	337,600	1,231,358

		44,058,664

Consumer, Cyclical — 26.7%
ABC-Mart, Inc.	6,300	316,287
Aeon Co. Ltd.	150,600	1,500,735
AISIN SEIKI Co. Ltd.	45,500	1,626,985
ANA Holdings, Inc.	276,000	679,335
ASICS Corp.	38,000	961,884
Bandai Namco Holdings, Inc.	42,200	913,211
Bridgestone Corp.	154,300	5,302,336
Citizen Holdings Co. Ltd.	61,600	476,341
Daihatsu Motor Co. Ltd.	45,600	624,952
Daiwa House Industry Co. Ltd.	141,000	2,684,838

	Number of Shares	Value

Consumer, Cyclical (Continued)
DENSO Corp.	115,300	$5,383,547
Don Quijote Holdings Co. Ltd.	13,700	853,978
FamilyMart Co. Ltd.	14,200	523,910
Fast Retailing Co. Ltd.	12,600	4,585,630
Fuji Heavy Industries Ltd.	139,300	5,066,735
Hino Motors Ltd.	61,400	827,011
Hitachi High-Technologies Corp.	15,100	436,280
Honda Motor Co. Ltd.	386,600	11,630,728
Iida Group Holdings Co. Ltd.	36,600	401,717
Isetan Mitsukoshi Holdings Ltd.	79,600	1,045,330
Isuzu Motors Ltd.	140,900	1,838,471
ITOCHU Corp.	357,000	4,107,838
J. Front Retailing Co. Ltd.	57,300	734,139
Japan Airlines Co. Ltd.	27,678	813,681
JTEKT Corp.	48,700	807,735
Koito Manufacturing Co. Ltd.	22,800	715,411
Lawson, Inc.	15,200	937,236
Marubeni Corp.	391,500	2,467,754
Marui Group Co. Ltd.	54,500	476,987
Mazda Motor Corp.	128,100	3,307,843
McDonald’s Holdings Co. Japan Ltd.	15,500	354,353
Mitsubishi Corp.	327,300	6,189,517
Mitsubishi Logistics Corp.	30,000	470,033
Mitsubishi Motors Corp.	151,600	1,557,950
Mitsui & Co. Ltd.	404,700	5,582,245
NGK Insulators Ltd.	63,000	1,398,349
NGK Spark Plug Co. Ltd.	42,500	1,278,061
NHK Spring Co. Ltd.	35,900	310,872
Nintendo Co. Ltd.	25,200	2,920,877
Nissan Motor Co. Ltd.	589,600	5,505,383
Nitori Holdings Co. Ltd.	16,200	897,915
NOK Corp.	22,000	550,579
Oriental Land Co. Ltd.	11,900	2,589,201
Panasonic Corp.	523,500	6,757,897
Sankyo Co. Ltd.	11,600	373,264
Sanrio Co. Ltd.	11,700	308,971
Sega Sammy Holdings, Inc.	44,200	608,744
Sekisui Chemical Co. Ltd.	102,000	1,269,039
Sekisui House Ltd.	131,700	1,768,351
Sharp Corp.*	364,000	867,725
Shimamura Co. Ltd.	5,300	443,322
Shimano, Inc.	18,700	2,536,073
Sony Corp.	248,700	5,446,826
Stanley Electric Co. Ltd.	33,900	736,454
Sumitomo Corp.	266,900	2,846,274
Sumitomo Electric Industries Ltd.	178,900	2,326,009
Sumitomo Rubber Industries Ltd.	40,600	618,328
Suzuki Motor Corp.	86,500	2,732,020
Takashimaya Co. Ltd.	63,000	527,499
Toho Co. Ltd.	26,900	599,565
Toray Industries, Inc.	349,000	2,742,846
Toyoda Gosei Co. Ltd.	15,100	295,602
Toyota Industries Corp.	38,700	1,933,126
Toyota Motor Corp.	648,400	39,947,754
Toyota Tsusho Corp.	49,600	1,174,039
USS Co. Ltd.	52,000	750,335

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Yamada Denki Co. Ltd.	206,300	$679,470
Yamaha Corp.	39,800	593,069
Yamaha Motor Co. Ltd.	62,300	1,324,036
Yokohama Rubber Co. Ltd. (The)	49,000	450,727

		172,311,565

Consumer, Non-cyclical — 13.0%
Ajinomoto Co., Inc.	134,000	2,500,755
Alfresa Holdings Corp.	41,800	482,382
Asahi Group Holdings Ltd.	91,800	2,863,072
Astellas Pharma, Inc.	509,100	7,320,336
Benesse Holdings, Inc.	16,100	490,262
Calbee, Inc.	17,000	588,552
Chugai Pharmaceutical Co. Ltd.	53,100	1,438,036
Dai Nippon Printing Co. Ltd.	133,000	1,168,504
Daiichi Sankyo Co. Ltd.	151,300	2,229,704
Eisai Co. Ltd.	59,800	2,143,360
Hisamitsu Pharmaceutical Co., Inc.	13,600	413,562
Japan Tobacco, Inc.	260,900	8,356,756
Kao Corp.	122,400	4,532,455
Kikkoman Corp.	35,000	832,582
Kirin Holdings Co. Ltd.	194,500	2,496,068
Kyowa Hakko Kirin Co. Ltd.	55,000	597,187
Medipal Holdings Corp.	31,200	346,652
MEIJI Holdings Co. Ltd.	14,500	1,300,805
Miraca Holdings, Inc.	13,100	497,119
Mitsubishi Tanabe Pharma Corp.	53,300	812,644
NH Foods Ltd.	41,600	835,049
Nisshin Seifun Group, Inc.	49,185	486,816
Nissin Foods Holdings Co. Ltd.	13,700	686,644
Olympus Corp.*	56,900	2,070,572
Ono Pharmaceutical Co. Ltd.	19,600	1,677,429
Otsuka Holdings Co. Ltd.	92,600	2,927,023
Park24 Co. Ltd.	22,700	344,377
Recruit Holdings Co. Ltd.*	34,100	1,120,246
Santen Pharmaceutical Co. Ltd.	17,700	990,001
Secom Co. Ltd.	49,800	2,879,393
Seven & I Holdings Co. Ltd.	178,700	6,664,654
Shimadzu Corp.	57,000	563,686
Shionogi & Co. Ltd.	70,800	1,761,129
Shiseido Co. Ltd.	85,400	1,275,083
Sumitomo Dainippon Pharma Co. Ltd.	36,000	372,084
Suntory Beverage & Food Ltd.	33,000	1,164,722
Suzuken Co. Ltd.	16,300	417,403
Sysmex Corp.	34,500	1,482,121
Taisho Pharmaceutical Holdings Co. Ltd.	7,500	464,347
Takeda Pharmaceutical Co. Ltd.	187,300	7,844,465
Terumo Corp.	72,100	1,639,810
Toppan Printing Co. Ltd.	133,000	857,053
Toyo Suisan Kaisha Ltd.	21,100	714,501
Unicharm Corp.	88,400	2,023,188
Yakult Honsha Co. Ltd.	20,900	1,109,127
Yamazaki Baking Co. Ltd.	26,400	333,127

		84,114,843

	Number of Shares	Value

Energy — 0.8%
Idemitsu Kosan Co. Ltd.	21,000	$358,211
INPEX Corp.	208,100	2,204,319
JX Holdings, Inc.	532,600	1,981,183
Showa Shell Sekiyu KK	42,200	351,563
TonenGeneral Sekiyu KK	68,000	568,791

		5,464,067

Financial — 18.4%
Acom Co. Ltd.*	92,800	277,505
AEON Financial Service Co. Ltd.	26,800	578,373
AEON Mall Co. Ltd.	26,050	444,133
Aozora Bank Ltd.	268,000	871,398
Bank of Kyoto Ltd. (The)	81,000	680,942
Bank of Yokohama Ltd. (The)	276,000	1,555,355
Chiba Bank Ltd. (The)	177,000	1,176,372
Chugoku Bank Ltd. (The)	38,600	540,722
Credit Saison Co. Ltd.	35,200	658,842
Dai-ichi Life Insurance Co. Ltd. (The)	255,700	3,707,935
Daito Trust Construction Co. Ltd.	17,300	1,952,744
Daiwa Securities Group, Inc.	395,000	3,173,908
Fukuoka Financial Group, Inc.	183,000	997,355
Gunma Bank Ltd. (The)	90,000	535,231
Hachijuni Bank Ltd. (The)	97,000	593,202
Hiroshima Bank Ltd. (The)	119,100	575,862
Hokuhoku Financial Group, Inc.	289,000	584,256
Hulic Co. Ltd.	56,600	584,523
Iyo Bank Ltd. (The)	57,600	595,820
Japan Exchange Group, Inc.	61,920	1,588,227
Japan Prime Realty Investment Corp. REIT	181	656,366
Japan Real Estate Investment Corp. REIT	297	1,463,547
Japan Retail Fund Investment Corp. REIT	576	1,198,433
Joyo Bank Ltd. (The)	152,000	766,946
Mitsubishi Estate Co. Ltd.	296,900	6,681,281
Mitsubishi UFJ Financial Group, Inc.	3,023,400	17,481,041
Mitsubishi UFJ Lease & Finance Co. Ltd.	116,900	551,438
Mitsui Fudosan Co. Ltd.	223,900	6,470,024
Mizuho Financial Group, Inc.	5,471,540	9,425,346
MS&AD Insurance Group Holdings, Inc.	120,200	2,805,662
Nippon Building Fund, Inc. REIT	335	1,687,487
Nippon Prologis REIT, Inc.	348	758,351
Nomura Holdings, Inc.	861,000	5,178,403
Nomura Real Estate Holdings, Inc.	29,700	545,390
NTT Urban Development Corp.	26,300	270,499
ORIX Corp.	313,860	4,138,886
Resona Holdings, Inc.	523,500	2,825,749
Seibu Holdings, Inc.	27,700	524,297
Seven Bank Ltd.	136,400	591,720
Shinsei Bank Ltd.	392,000	736,352
Shizuoka Bank Ltd. (The)	127,000	1,221,699
Sompo Japan Nipponkoa Holdings, Inc.	78,850	1,954,396
Sony Financial Holdings, Inc.	41,300	626,554
Sumitomo Mitsui Financial Group, Inc.	301,800	11,376,448
Sumitomo Mitsui Trust Holdings, Inc.	786,900	3,270,492
Sumitomo Realty & Development Co. Ltd.	85,000	2,934,528

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Suruga Bank Ltd.	42,900	$814,889
T&D Holdings, Inc.	137,400	1,664,332
Tokio Marine Holdings, Inc.	164,300	5,370,561
Tokyo Tatemono Co. Ltd.	98,000	781,755
Tokyu Fudosan Holdings Corp.	114,000	814,320
United Urban Investment Corp. REIT	587	942,938
Yamaguchi Financial Group, Inc.	50,500	506,212

		118,709,047

Industrial — 21.1%
Amada Co. Ltd.	81,500	735,261
Asahi Glass Co. Ltd.	237,000	1,143,925
Brother Industries Ltd.	56,000	1,046,270
Casio Computer Co. Ltd.	47,700	720,834
Central Japan Railway Co.	34,198	4,976,376
Chiyoda Corp.	38,000	335,459
Daikin Industries Ltd.	55,600	3,688,245
East Japan Railway Co.	79,400	5,950,569
FANUC Corp.	45,500	7,673,083
Fuji Electric Co. Ltd.	133,000	583,692
FUJIFILM Holdings Corp.	109,900	3,643,275
Hamamatsu Photonics KK	16,500	833,930
Hankyu Hanshin Holdings, Inc.	272,000	1,496,155
Hirose Electric Co. Ltd.	7,200	909,742
Hitachi Construction Machinery Co. Ltd.	25,600	552,476
Hitachi Ltd.	1,146,000	8,847,316
Hoya Corp.	101,000	3,590,279
IBIDEN Co. Ltd.	29,500	438,095
IHI Corp.	331,000	1,672,914
Japan Display, Inc.*	80,100	264,492
JGC Corp.	50,000	1,075,475
Kajima Corp.	201,000	794,078
Kamigumi Co. Ltd.	56,000	505,210
Kawasaki Heavy Industries Ltd.	337,000	1,481,818
Keihan Electric Railway Co. Ltd.	120,800	604,432
Keikyu Corp.	112,000	855,696
Keio Corp.	135,000	992,756
Keisei Electric Railway Co. Ltd.	66,000	758,876
Keyence Corp.	10,910	5,038,000
Kintetsu Corp.	430,000	1,452,470
Komatsu Ltd.	221,500	5,244,801
Konica Minolta, Inc.	109,200	1,273,072
Kubota Corp.	267,000	4,172,051
Kurita Water Industries Ltd.	23,200	481,530
Kyocera Corp.	76,200	3,729,926
LIXIL Group Corp.	63,100	1,341,569
Mabuchi Motor Co. Ltd.	5,900	470,151
Makita Corp.	28,300	1,420,781
Maruichi Steel Tube Ltd.	11,200	245,859
Minebea Co. Ltd.	75,800	949,455
Mitsubishi Electric Corp.	459,000	5,515,423
Mitsubishi Heavy Industries Ltd.	720,000	4,200,581
Mitsui OSK Lines Ltd.	258,000	817,150
Murata Manufacturing Co. Ltd.	48,100	5,196,332
Nabtesco Corp.	27,400	657,563
Nagoya Railroad Co. Ltd.	202,600	785,040

	Number of Shares	Value

Industrial (Continued)
NEC Corp.	618,000	$1,941,743
Nidec Corp.	51,600	3,421,600
Nikon Corp.	80,800	1,151,612
Nippon Electric Glass Co. Ltd.	95,000	434,528
Nippon Express Co. Ltd.	202,000	969,886
Nippon Yusen KK	384,000	1,083,604
NSK Ltd.	112,000	1,410,437
Obayashi Corp.	151,000	941,246
Odakyu Electric Railway Co. Ltd.	149,000	1,364,301
Omron Corp.	48,500	2,255,149
Rinnai Corp.	8,700	646,372
Shimizu Corp.	137,700	939,536
SMC Corp.	13,100	3,598,458
Sumitomo Heavy Industries Ltd.	132,000	723,851
Taiheiyo Cement Corp.	279,000	874,262
Taisei Corp.	244,000	1,274,312
THK Co. Ltd.	27,000	653,877
Tobu Railway Co. Ltd.	243,000	1,095,102
Tokyu Corp.	270,000	1,630,712
Toshiba Corp.	955,000	4,243,461
TOTO Ltd.	67,700	808,077
Toyo Seikan Group Holdings Ltd.	38,800	468,679
West Japan Railway Co.	39,100	1,866,155
Yamato Holdings Co. Ltd.	86,300	1,946,412
Yaskawa Electric Corp.	52,700	683,637
Yokogawa Electric Corp.	51,000	641,823

		136,231,315

Technology — 3.9%
Advantest Corp.	36,100	430,895
Canon, Inc.	268,800	8,607,533
COLOPL, Inc.*	11,100	276,764
Fujitsu Ltd.	442,000	2,524,704
GungHo Online Entertainment, Inc.	90,300	340,769
Itochu Techno-Solutions Corp.	5,700	222,786
Konami Corp.	23,000	434,562
Nexon Co. Ltd.	29,300	277,414
Nomura Research Institute Ltd.	26,700	832,161
NTT Data Corp.	30,000	1,144,758
Oracle Corp. Japan	9,100	343,411
OTSUKA Corp.	11,300	388,835
Ricoh Co. Ltd.	167,800	1,817,015
ROHM Co. Ltd.	22,900	1,481,464
Seiko Epson Corp.	30,800	1,486,619
TDK Corp.	29,200	1,758,666
Tokyo Electron Ltd.	40,700	2,772,530

		25,140,886

Utilities — 2.3%
Chubu Electric Power Co., Inc.*	152,800	1,786,517
Chugoku Electric Power Co., (The), Inc.	70,400	908,502
Electric Power Development Co. Ltd.	27,700	958,994
Hokuriku Electric Power Co.	39,900	510,534
Kansai Electric Power Co., (The), Inc.*	167,000	1,675,416
Kyushu Electric Power Co., Inc.*	101,200	1,036,594
Osaka Gas Co. Ltd.	445,000	1,701,432

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Utilities (Continued)
Shikoku Electric Power Co., Inc.*	42,400	$529,665
Toho Gas Co. Ltd.	98,000	514,291
Tohoku Electric Power Co., Inc.	107,400	1,243,946
Tokyo Electric Power Co., Inc.*	343,000	1,253,944
Tokyo Gas Co. Ltd.	552,000	3,009,345

		15,129,180

TOTAL COMMON STOCKS (Cost $647,709,245)		635,961,531

TOTAL INVESTMENTS — 98.4% (Cost $647,709,245)		$635,961,531
Other assets less liabilities — 1.6%		10,424,894

NET ASSETS — 100.0%		$646,386,425

As of November 30, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	17	$2,019,837	12/11/2014	$178,511

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	JPY	14,857,350,000	USD	132,560,343	$7,401,269
Barclays Bank PLC	12/3/2014	JPY	650,294,000	USD	5,667,624	189,514
Barclays Bank PLC	12/3/2014	JPY	1,017,197,500	USD	8,785,987	217,063
Barclays Bank PLC	12/3/2014	JPY	227,900,000	USD	1,960,005	40,164
Barclays Bank PLC	12/3/2014	JPY	113,948,000	USD	967,906	8,002
Barclays Bank PLC	12/3/2014	JPY	683,786,500	USD	5,782,007	21,755
JP Morgan & Chase Co.	12/3/2014	JPY	14,857,350,000	USD	132,553,129	7,394,055
JP Morgan & Chase Co.	12/3/2014	JPY	650,294,000	USD	5,667,855	189,745
JP Morgan & Chase Co.	12/3/2014	JPY	1,017,197,500	USD	8,785,963	217,039
JP Morgan & Chase Co.	12/3/2014	JPY	227,900,000	USD	1,960,004	40,162
JP Morgan & Chase Co.	12/3/2014	JPY	113,948,000	USD	967,946	8,043
JP Morgan & Chase Co.	12/3/2014	JPY	683,786,500	USD	5,781,997	21,745
State Street Bank & Trust Co.	12/3/2014	JPY	14,857,350,000	USD	132,558,214	7,399,140
The Bank of New York Mellon	12/3/2014	JPY	54,000,000	USD	471,060	16,161
The Bank of New York Mellon	12/3/2014	JPY	55,001,839	USD	463,452	114
The Bank of Nova Scotia	12/3/2014	JPY	14,857,350,000	USD	132,555,494	7,396,420
Barclays Bank PLC	12/3/2014	USD	947,010	JPY	106,351,500	(51,100)
Barclays Bank PLC	12/3/2014	USD	1,310,273	JPY	150,000,000	(46,665)
Barclays Bank PLC	12/3/2014	USD	1,689,336	JPY	200,000,000	(4,526)
Barclays Bank PLC	12/3/2014	USD	972,545	JPY	114,714,000	(6,188)
JP Morgan & Chase Co.	12/3/2014	USD	947,011	JPY	947,011	(51,100)
JP Morgan & Chase Co.	12/3/2014	USD	522,951	JPY	60,000,000	(17,507)
JP Morgan & Chase Co.	12/3/2014	USD	1,727,514	JPY	200,000,000	(42,704)
JP Morgan & Chase Co.	12/3/2014	USD	858,488	JPY	100,000,000	(16,083)
JP Morgan & Chase Co.	12/3/2014	USD	972,545	JPY	114,714,000	(6,188)
JP Morgan & Chase Co.	12/3/2014	USD	150,688,386	JPY	18,045,687,668	(29,887)
State Street Bank & Trust Co.	12/3/2014	USD	132,558,214	JPY	15,732,605,376	(25,944)
The Bank of New York Mellon	12/3/2014	USD	934,513	JPY	110,000,000	(7,867)
The Bank of New York Mellon	12/3/2014	USD	150,804,708	JPY	17,895,994,733	(47,936)
The Bank of Nova Scotia	12/3/2014	USD	132,555,494	JPY	15,732,216,261	(26,502)
Barclays Bank PLC	1/7/2015	JPY	18,879,498,000	USD	159,178,271	38,659

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/7/2015	JPY	18,879,498,000	USD	159,159,484	$19,872
State Street Bank & Trust Co.	1/7/2015	JPY	18,879,498,000	USD	159,172,903	33,291
The Bank of Nova Scotia	1/7/2015	JPY	18,879,498,000	USD	159,169,548	29,936

Total net unrealized appreciation						$30,301,952

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.9%
Basic Materials — 8.8%
Bio Pappel SAB de CV*	4,900	$9,030
Grupo Mexico SAB de CV, Series B	70,023	229,291
Grupo Simec SAB de CV, Series B*	3,900	14,335
Industrias Penoles SAB de CV	3,574	78,107
Mexichem SAB de CV*	23,847	86,914
Minera Frisco SAB de CV, Class A1*	19,289	32,635

		450,312

Communications — 25.5%
America Movil SAB de CV, Series L	750,866	885,054
Axtel SAB de CV*	37,200	10,214
Grupo Televisa SAB, Series CPO	54,337	395,572
TV Azteca SAB de CV	35,900	17,700

		1,308,540

Consumer, Cyclical — 9.4%
Alsea SAB de CV*	14,000	43,267
Consorcio ARA SAB de CV*	30,900	14,125
Controladora Comercial Mexicana SAB de CV	12,574	46,180
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	16,900	14,151
El Puerto de Liverpool SAB de CV, Series C1	5,015	54,491
Grupo Aeromexico SAB de CV*	13,900	21,459
Grupo Comercial Chedraui SA de CV	10,526	34,642
Grupo Famsa SAB de CV, Class A*	10,400	9,605
Hoteles City Express SAB de CV*	10,500	18,678
Wal-Mart de Mexico SAB de CV, Series V	106,668	228,079

		484,677

Consumer, Non-cyclical — 18.6%
Arca Continental SAB de CV	10,596	68,099
Coca-Cola Femsa SAB de CV, Series L	5,876	58,272
Fomento Economico Mexicano SAB de CV	41,080	391,978
Genomma Lab Internacional SAB de CV, Class B*	21,812	47,313
Gruma SAB de CV, Class B	4,700	51,792
Grupo Bimbo SAB de CV, Series A*	40,847	114,818
Grupo Herdez SAB de CV	7,400	19,136
Grupo Lala SAB de CV	17,100	35,089
Industrias Bachoco SAB de CV, Series B	4,000	18,687
Kimberly-Clark de Mexico SAB de CV, Class A	38,820	87,860
OHL Mexico SAB de CV*	21,539	49,414
Organizacion Cultiba SAB de CV	9,400	14,329

		956,787

Diversified — 5.5%
Alfa SAB de CV, Class A	68,400	181,846
Grupo Carso SAB de CV, Series A1	14,788	83,126
Grupo Financiero Interacciones SA de CV, Class O	2,000	14,991

		279,963

	Number of Shares	Value

Financial — 20.3%
Banregio Grupo Financiero SAB de CV	5,400	$27,964
Bolsa Mexicana de Valores SAB de CV	12,800	26,376
Compartamos SAB de CV	28,850	61,563
Concentradora Fibra Hotelera Mexicana SA de CV REIT	13,600	22,550
Corp. Inmobiliaria Vesta SAB de CV	11,800	23,942
Credito Real SAB de CV	5,300	13,736
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	11,100	14,432
Fibra Uno Administracion SA de CV REIT	55,992	188,256
Grupo Financiero Banorte SAB de CV, Class O	51,012	288,910
Grupo Financiero Inbursa SAB de CV, Class O	57,002	153,756
Grupo Financiero Santander Mexico SAB de CV, Class B	45,600	103,041
Mexico Real Estate Management SA de CV REIT*	23,800	41,960
PLA Administradora Industrial S de RL de CV REIT*	16,600	35,721
Prologis Property Mexico SA de CV REIT*	10,100	21,487
Qualitas Controladora SAB de CV	6,800	16,114

		1,039,808

Industrial — 11.8%
Cemex SAB de CV*	249,219	309,341
Empresas ICA SAB de CV*	17,800	26,201
Grupo Aeroportuario del Centro Norte SAB de CV*	6,800	31,059
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,559	58,360
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,515	73,496
Industrias CH SAB de CV, Series B*	4,738	24,450
Promotora y Operadora de Infraestructura SAB de CV*	6,815	84,297

		607,204

TOTAL COMMON STOCKS (Cost $5,152,919)		5,127,291

TOTAL INVESTMENTS — 99.9% (Cost $5,152,919)		$5,127,291
Other assets less liabilities — 0.1%		7,361

NET ASSETS — 100.0%		$5,134,652

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	MXN	34,853,000	USD	2,580,072	$75,585
JP Morgan & Chase Co.	12/3/2014	MXN	34,853,000	USD	2,580,251	75,763
The Bank of New York Mellon	12/3/2014	MXN	192,365	USD	13,839	16
Barclays Bank PLC	12/3/2014	USD	2,580,072	MXN	35,870,857	(2,443)
JP Morgan & Chase Co.	12/3/2014	USD	2,580,251	MXN	35,867,813	(2,840)
The Bank of New York Mellon	12/3/2014	USD	13,839	MXN	190,000	(186)
Barclays Bank PLC	1/6/2015	MXN	35,475,000	USD	2,545,343	1,680
JP Morgan & Chase Co.	1/6/2015	MXN	35,475,000	USD	2,546,598	2,935

Total net unrealized appreciation						$150,510

Currency Abbreviations

MXN – Mexican Peso

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	100

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.1%
Basic Materials — 7.7%
Hanwha Chemical Corp.	956	$10,872
Hyundai Steel Co.	609	35,178
KCC Corp.	51	25,363
Korea Zinc Co. Ltd.	75	28,939
Kumho Petrochemical Co. Ltd.	128	9,127
LG Chem Ltd.	400	74,552
Lotte Chemical Corp.	137	21,763
OCI Co. Ltd.*	148	11,354
POSCO	561	153,168

		370,316

Communications — 6.7%
Cheil Worldwide, Inc.*	731	12,305
Daum Kakao Corp.	61	8,077
KT Corp.	553	16,246
LG Uplus Corp.	1,916	18,763
NAVER Corp.	241	164,444
NCSoft Corp.	138	19,867
Samsung SDI Co. Ltd.	476	57,569
SK Telecom Co. Ltd.	86	21,773

		319,044

Consumer, Cyclical — 17.8%
Daewoo International Corp.	414	12,779
E-Mart Co. Ltd.	183	36,337
Halla Visteon Climate Control Corp.	336	12,813
Hankook Tire Co. Ltd.	652	32,248
Hanwha Corp.	414	11,098
Hotel Shilla Co. Ltd.	283	22,861
Hyundai Department Store Co. Ltd.	135	15,657
Hyundai Development Co.-Engineering & Construction	505	16,181
Hyundai Mobis Co. Ltd.	585	130,417
Hyundai Motor Co.	1,321	213,420
Hyundai Wia Corp.	136	21,665
Kangwon Land, Inc.	997	29,425
Kia Motors Corp.	2,265	113,868
Korean Air Lines Co. Ltd.*	276	10,463
LG Corp.	824	48,416
Lotte Shopping Co. Ltd.	97	26,265
Paradise Co. Ltd.	308	7,756
Samsung C&T Corp.	1,080	70,086
Shinsegae Co. Ltd.	62	11,052
SK Networks Co. Ltd.*	1,043	8,868

		851,675

Consumer, Non-cyclical — 6.8%
Amorepacific Corp.	28	63,180
AMOREPACIFIC Group	25	26,220
Celltrion, Inc.*	553	19,890
CJ CheilJedang Corp.	69	21,984
Hite Jinro Co. Ltd.	278	6,335
KT&G Corp.	947	82,823
LG Household & Health Care Ltd.	82	46,109
Lotte Confectionery Co. Ltd.	6	10,777
Orion Corp.	31	27,364

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
S-1 Corp.	174	$11,904
Yuhan Corp.	72	11,307

		327,893

Diversified — 0.6%
CJ Corp.	129	18,862
LS Corp.	164	8,970

		27,832

Energy — 2.2%
GS Holdings	458	17,196
SK Holdings Co. Ltd.	226	34,677
SK Innovation Co. Ltd.	523	40,454
S-Oil Corp.	404	15,351

		107,678

Financial — 15.1%
BS Financial Group, Inc.	1,697	24,047
Daewoo Securities Co. Ltd.*	1,617	15,908
DGB Financial Group, Inc.	1,198	12,651
Dongbu Insurance Co. Ltd.	377	18,953
Hana Financial Group, Inc.	2,456	74,925
Hanwha Life Insurance Co. Ltd.	1,988	15,108
Hyundai Marine & Fire Insurance Co. Ltd.	564	13,566
Industrial Bank of Korea	1,873	25,442
KB Financial Group, Inc.	3,321	116,600
Korea Investment Holdings Co. Ltd.	352	18,236
Mirae Asset Securities Co. Ltd.	217	9,744
Samsung Card Co. Ltd.	316	13,676
Samsung Fire & Marine Insurance Co. Ltd.	287	80,301
Samsung Life Insurance Co. Ltd.	521	57,369
Samsung Securities Co. Ltd.	541	24,122
Shinhan Financial Group Co. Ltd.	3,661	163,893
Woori Bank*	2,666	25,747
Woori Investment & Securities Co. Ltd.	1,104	11,858

		722,146

Industrial — 9.6%
CJ Korea Express Co. Ltd.*	26	4,611
Coway Co. Ltd.	471	36,730
Daelim Industrial Co. Ltd.	248	15,109
Daewoo Engineering & Construction Co. Ltd.*	1,000	5,677
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	892	15,538
Doosan Corp.	70	7,297
Doosan Heavy Industries & Construction Co. Ltd.	495	11,661
Doosan Infracore Co. Ltd.*	1,231	11,611
GS Engineering & Construction Corp.*	442	10,672
Hyosung Corp.	207	12,947
Hyundai Engineering & Construction Co. Ltd.	633	25,595
Hyundai Glovis Co. Ltd.	115	28,855
Hyundai Heavy Industries Co. Ltd.	364	40,574
Hyundai Merchant Marine Co. Ltd.*	654	5,732
Hyundai Mipo Dockyard Co. Ltd.	102	7,080

See Notes to Financial Statements.	101

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
KEPCO Plant Service & Engineering Co. Ltd.	50	$4,084
Korea Aerospace Industries Ltd.	400	14,513
LG Display Co. Ltd.*	2,013	61,683
LG Electronics, Inc.	921	52,868
LG Innotek Co. Ltd.*	115	10,369
LS Industrial Systems Co. Ltd.	143	8,312
Samsung Electro-Mechanics Co. Ltd.	527	28,920
Samsung Engineering Co. Ltd.*	254	11,233
Samsung Heavy Industries Co. Ltd.	1,416	27,606

		459,277

Technology — 27.4%
Samsung Electronics Co. Ltd.	873	1,014,081
Samsung SDS Co. Ltd.*	170	53,242
SK C&C Co. Ltd.	175	35,223
SK Hynix, Inc.*	4,814	208,775

		1,311,321

Utilities — 2.2%
Korea Electric Power Corp.	2,214	91,921
Korea Gas Corp.*	253	13,130

		105,051

TOTAL COMMON STOCKS (Cost $4,887,676)		4,602,233

	Number of Shares	Value

PREFERRED STOCKS — 3.8%
Basic Materials — 0.2%
LG Chem Ltd.	70	$10,551

Consumer, Cyclical — 1.3%
Hyundai Motor Co.	210	24,356
Hyundai Motor Co. — 2nd Preferred	327	39,253

		63,609

Technology — 2.3%
Samsung Electronics Co. Ltd.	114	107,935

TOTAL PREFERRED STOCKS (Cost $180,612)		182,095

RIGHTS — 0.0%
Financial — 0.0%
DGB Financial Group, Inc.*, expires 2/13/15 (Cost $0)	242	339

TOTAL INVESTMENTS — 99.9% (Cost $5,068,288)		$4,784,667
Other assets less liabilities — 0.1%		5,302

NET ASSETS — 100.0%		$4,789,969

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2014	KRW	2,486,805,000	USD	2,314,814	$70,627
JP Morgan & Chase Co.	12/3/2014	KRW	2,486,805,000	USD	2,324,030	79,842
Barclays Bank PLC	12/3/2014	USD	2,236,537	KRW	2,486,805,000	7,651
JP Morgan & Chase Co.	12/3/2014	USD	5,000	KRW	5,435,050	(95)
JP Morgan & Chase Co.	12/3/2014	USD	2,239,605	KRW	2,481,369,950	(322)
Barclays Bank PLC	1/6/2015	KRW	2,598,728,000	USD	2,331,074	(10,409)
JP Morgan & Chase Co.	1/6/2015	KRW	2,598,728,000	USD	2,341,365	(117)

Total net unrealized appreciation						$147,177

Currency Abbreviations

KRW – South Korean Won

USD – U.S. Dollar

* Non-income producing security.

See Notes to Financial Statements.	102

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.4%
Basic Materials — 8.1%
Anglo American PLC	2,767	$57,116
Antofagasta PLC	748	8,611
BHP Billiton PLC	4,106	97,295
Croda International PLC	257	9,851
Fresnillo PLC (Mexico)	419	4,660
Glencore PLC (Switzerland)*	20,621	103,202
Johnson Matthey PLC	389	20,210
Randgold Resources Ltd. (Channel Islands)	167	11,094
Rio Tinto PLC	2,467	115,316

		427,355

Communications — 9.0%
BT Group PLC	15,836	101,468
Inmarsat PLC	808	10,027
ITV PLC	7,267	24,314
Pearson PLC	1,555	29,900
Reed Elsevier PLC	2,167	37,674
Sky PLC	1,958	28,504
Vodafone Group PLC	50,979	186,294
WPP PLC	2,499	52,307

		470,488

Consumer, Cyclical — 6.3%
Burberry Group PLC	842	21,701
Carnival PLC	348	15,329
Compass Group PLC	3,182	54,177
Dixons Carphone PLC	1,855	12,265
easyJet PLC	301	7,772
GKN PLC	3,114	16,796
InterContinental Hotels Group PLC	448	18,964
Kingfisher PLC	4,493	21,897
Marks & Spencer Group PLC	3,102	23,670
Merlin Entertainments PLC	1,000	5,920
Next PLC	290	30,689
Persimmon PLC*	580	13,888
Sports Direct International PLC*	510	5,262
Travis Perkins PLC	468	13,210
TUI Travel PLC	965	6,703
Whitbread PLC	344	24,647
William Hill PLC	1,660	8,686
Wolseley PLC (Switzerland)	505	28,318

		329,894

Consumer, Non-cyclical — 28.9%
Aggreko PLC	485	11,614
Ashtead Group PLC	1,000	16,464
Associated British Foods PLC	676	33,821
AstraZeneca PLC	2,429	181,359
Babcock International Group PLC	476	8,454
British American Tobacco PLC	3,584	212,425
Bunzl PLC	634	17,686
Capita PLC	1,254	20,958
Coca-Cola HBC AG CDI (Switzerland)*	380	8,619
Diageo PLC	4,850	150,076
Experian PLC (Ireland)	1,879	29,732

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
G4S PLC	2,943	$12,706
GlaxoSmithKline PLC	9,322	216,232
Imperial Tobacco Group PLC	1,871	86,507
Intertek Group PLC	306	11,161
J Sainsbury PLC	2,359	8,600
Reckitt Benckiser Group PLC	1,263	103,672
SABMiller PLC	1,879	104,604
Shire PLC (Ireland)	1,154	82,143
Smith & Nephew PLC	1,694	29,371
Tate & Lyle PLC	886	8,352
Tesco PLC	15,411	44,882
Unilever PLC	2,496	105,501
WM Morrison Supermarkets PLC	3,987	11,117

		1,516,056

Energy — 14.6%
Amec Foster Wheeler PLC	735	10,729
BG Group PLC	6,622	93,113
BP PLC	35,413	232,436
Petrofac Ltd.	492	6,340
Royal Dutch Shell PLC, Class A (Netherlands)	7,579	252,456
Royal Dutch Shell PLC, Class B (Netherlands)	4,697	163,096
Tullow Oil PLC	1,727	11,492

		769,662

Financial — 22.8%
3i Group PLC	1,844	12,788
Aberdeen Asset Management PLC	1,745	12,263
Admiral Group PLC	367	7,108
Aviva PLC	5,592	44,373
Barclays PLC	31,822	121,855
British Land Co. PLC REIT	1,832	21,977
Direct Line Insurance Group PLC	2,845	13,087
Friends Life Group Ltd. (Channel Islands)	2,690	15,513
Hammerson PLC REIT	1,487	14,470
Hargreaves Lansdown PLC	449	6,842
HSBC Holdings PLC	36,810	366,259
ICAP PLC	1,045	6,803
Intu Properties PLC REIT	1,742	9,711
Investec PLC	1,047	9,682
Land Securities Group PLC REIT	1,499	27,817
Legal & General Group PLC	11,265	43,410
Lloyds Banking Group PLC*	110,322	138,463
London Stock Exchange Group PLC	428	15,076
Old Mutual PLC	9,307	29,119
Prudential PLC	4,974	120,271
Royal Bank of Scotland Group PLC*	4,797	29,620
RSA Insurance Group PLC*	1,924	14,071
Schroders PLC	236	9,935
Segro PLC REIT	1,408	8,628
Standard Chartered PLC	4,856	71,080
Standard Life PLC	4,537	30,048

		1,200,269

See Notes to Financial Statements.	103

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial — 3.3%
BAE Systems PLC	5,988	$44,999
Cobham PLC	2,160	10,176
IMI PLC	514	9,482
Meggitt PLC	1,528	12,005
Melrose Industries PLC	2,033	8,215
Rexam PLC	1,335	9,434
Rolls-Royce Holdings PLC*	3,578	47,086
Royal Mail PLC	1,233	8,047
Smiths Group PLC	748	13,518
Weir Group PLC (The)	404	11,839

		174,801

Technology — 1.0%
ARM Holdings PLC	2,664	38,054
Sage Group PLC (The)	2,058	13,087

		51,141

Utilities — 4.4%
Centrica PLC	9,521	42,325
National Grid PLC	7,323	106,380

	Number of Shares	Value

Utilities (Continued)
Severn Trent PLC	454	$14,488
SSE PLC	1,849	47,366
United Utilities Group PLC	1,294	18,302

		228,861

TOTAL COMMON STOCKS (Cost $5,346,332)		5,168,527

PREFERRED STOCKS — 0.0%
Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C* (Cost $512)	319,320	499

TOTAL INVESTMENTS — 98.4% (Cost $5,346,844)		$5,169,026
Other assets less liabilities — 1.6%		82,022

NET ASSETS — 100.0%		$5,251,048

As of November 30, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/2/2014	GBP	1,573,000	USD	2,516,200	$59,155
JP Morgan & Chase Co.	12/2/2014	GBP	1,573,000	USD	2,515,966	58,922
JP Morgan & Chase Co.	12/2/2014	GBP	2,000	USD	3,181	57
The Bank of New York Mellon	12/2/2014	GBP	2,700	USD	4,320	102
The Bank of New York Mellon	12/2/2014	GBP	772	USD	1,208	3
Barclays Bank PLC	12/2/2014	USD	2,516,200	GBP	1,606,717	(6,488)
JP Morgan & Chase Co.	12/2/2014	USD	2,519,148	GBP	1,608,600	(6,496)
The Bank of New York Mellon	12/2/2014	USD	5,528	GBP	3,500	(61)
Barclays Bank PLC	1/5/2015	GBP	1,671,000	USD	2,616,352	6,801
JP Morgan & Chase Co.	1/5/2015	GBP	1,671,000	USD	2,616,357	6,805

Total net unrealized appreciation						$118,800

Currency Abbreviations

GBP – Pound Sterling

USD – U.S. Dollar

* Non-income producing security.

CDI – Chess Depositary Interest.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	104

This Page is Intentionally Left Blank

105

DBX ETF Trust

Statements of assets and liabilities

November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$5,236,420	$6,797,611	$12,413,240
Investment in affiliated securities at fair value (See Note 5)	12,518	—	—
Cash	—	—	20
Foreign currency at value	12,296	2,874	5,833
Unrealized appreciation on forward foreign currency contracts	117,741	117,811	464,331
Receivable for variation margin on futures contracts	—	—	—
Receivables:
Dividends	11,200	16,345	15,553
Investment securities sold	39,050	130,006	—
Capital shares	—	—	—
Foreign tax reclaim	1,672	—	—

Total Assets	$5,430,897	$7,064,647	$12,898,977

Liabilities
Unrealized depreciation on forward foreign currency contracts	$10,125	$12,408	$3,676
Payable for variation margin on futures contracts	—	—	—
Payables:
Investment securities purchased	110,820	196,255	483,745
Investment advisory fees	1,713	3,359	6,020
Due to custodian	1,395	2,321	—
Capital shares	—	—	—
Due to foreign custodian	—	—	—

Total Liabilities	124,053	214,343	493,441

Net Assets	$5,306,844	$6,850,304	$12,405,536

Net Assets Consist of
Paid-in capital	$5,009,449	$6,268,352	$15,478,686
Undistributed net investment income (loss)	26,789	114,395	(14,659)
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	313,703	95,947	(2,784,066)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(43,097)	371,610	(274,425)

Net Assets	$5,306,844	$6,850,304	$12,405,536

Number of Common Shares outstanding	200,001	250,001	850,800

Net Assets Value	$26.53	$27.40	$14.58

Investments in non-affiliated securities at cost	$5,381,365	$6,531,226	$13,147,850

Investments in affiliated securities at cost	$17,691	$—	$—

Foreign currency at cost	$12,358	$2,863	$5,867

See Notes to Financial Statements.	106

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$1,186,699,678	$33,271,434	$616,329,887
Investment in affiliated securities at fair value (See Note 5)	3,860,565	—	3,269,013
Cash	4,997,183	100,368	1,492,091
Foreign currency at value	471,949	—	132,137
Deposit with broker for futures contracts	133,049	18,796	—
Unrealized appreciation on forward foreign currency contracts	25,056,960	687,401	8,083,669
Receivable for variation margin on futures contracts	—	—	—
Receivables:
Dividends	2,369,818	20,043	855,295
Investment securities sold	1,423,218	983,306	1,341,528
Capital shares	20,296,527	1,159,061	9,082,027
Foreign tax reclaim	676,136	1,234	151,546

Total Assets	$1,245,985,083	$36,241,643	$640,737,193

Liabilities
Unrealized depreciation on forward foreign currency contracts	$2,512,012	$65,095	$1,612,000
Payable for variation margin on futures contracts	54,600	11,080	—
Payables:
Investment securities purchased	37,139,837	2,238,811	11,558,683
Investment advisory fees	293,125	16,441	199,647
Due to custodian	—	—	—
Capital shares	1,424,724	728	1,377,924
Due to foreign custodian	—	150,951	—

Total Liabilities	41,424,298	2,483,106	14,748,254

Net Assets	$1,204,560,785	$33,758,537	$625,988,939

Net Assets Consist of
Paid-in capital	$1,132,072,135	$32,671,620	$606,809,600
Undistributed net investment income (loss)	1,347,746	162,063	880,763
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	47,151,249	(492,417)	20,671,530
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	23,989,655	1,417,271	(2,372,954)

Net Assets	$1,204,560,785	$33,758,537	$625,988,939

Number of Common Shares outstanding	42,200,800	1,500,800	22,650,001

Net Assets Value	$28.54	$22.49	$27.64

Investments in non-affiliated securities at cost	$1,184,472,664	$32,468,724	$624,931,870

Investments in affiliated securities at cost	$4,458,493	$—	$3,492,018

Foreign currency at cost	$472,048	$(150,975)	$132,193

See Notes to Financial Statements.	107

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$41,158,225	$635,961,531	$5,127,291
Investment in affiliated securities at fair value (See Note 5)	1,620,224	—	—
Cash	180,289	5,311,853	14,125
Foreign currency at value	299,155	—	2,429
Deposit with broker for futures contracts	14,890	—	—
Unrealized appreciation on forward foreign currency contracts	405,144	30,682,149	155,979
Receivable for variation margin on futures contracts	10,632	172,986	—
Receivables:
Dividends	—	2,306,583	—
Investment securities sold	—	2,087,737	—
Capital shares	—	1,113,037	—
Foreign tax reclaim	102,463	446,016	—

Total Assets	$43,791,022	$678,081,892	$5,299,824

Liabilities
Unrealized depreciation on forward foreign currency contracts	$95,797	$380,197	$5,469
Payable for variation margin on futures contracts	—	—	—
Due to broker for futures contracts	—	57,224	—
Payables:
Investment securities purchased	284,082	28,947,351	157,584
Investment advisory fees	15,216	225,096	2,119
Due to custodian	—	—	—
Capital shares	—	2,053,685	—
Due to foreign custodian	—	31,914	—

Total Liabilities	395,095	31,695,467	165,172

Net Assets	$43,395,927	$646,386,425	$5,134,652

Net Assets Consist of
Paid-in capital	$41,035,551	$575,889,366	$5,003,920
Undistributed net investment income	(740,095)	5,300,267	(79,792)
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,648,610	46,753,954	85,643
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(548,139)	18,442,838	124,881

Net Assets	$43,395,927	$646,386,425	$5,134,652

Number of Common Shares outstanding	1,650,800	15,750,800	200,001

Net Assets Value	$26.29	$41.04	$25.67

Investments in non-affiliated securities at cost	$41,418,499	$647,709,245	$5,152,919

Investments in affiliated securities at cost	$2,213,713	$—	$—

Foreign currency at cost	$3,898	$6,189	$2,430

See Notes to Financial Statements.	108

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$4,784,667	$5,169,026
Investment in affiliated securities at fair value (See Note 5)	—	—
Cash	25,605	6,397
Foreign currency at value	—	696
Unrealized appreciation on forward foreign currency contracts	158,120	131,845
Receivable for variation margin on futures contracts	—	—
Receivables:
Dividends	—	24,783
Investment securities sold	22,283	—
Capital shares	—	—
Foreign tax reclaim	—	—

Total Assets	$4,990,675	$5,332,747

Liabilities
Unrealized depreciation on forward foreign currency contracts	$10,943	$13,045
Payable for variation margin on futures contracts	—	—
Payables:
Investment securities purchased	187,513	66,739
Investment advisory fees	2,250	1,915
Due to custodian	—	—
Capital shares	—	—
Due to foreign custodian	—	—

Total Liabilities	200,706	81,699

Net Assets	$4,789,969	$5,251,048

Net Assets Consist of
Paid-in capital	$5,045,847	$5,025,321
Undistributed net investment (loss)	(221,907)	38,037
Accumulated net realized gain on investments and foreign currency transactions	102,473	246,995
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(136,444)	(59,305)

Net Assets	$4,789,969	$5,251,048

Number of Common Shares outstanding	200,001	200,001

Net Assets Value	$23.95	$26.26

Investments in non-affiliated securities at cost	$5,068,288	$5,346,844

Investments in affiliated securities at cost	$—	$—

Foreign currency at cost	$—	$703

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$57,628	$107,733	$129,437

Total Investment Income	57,628	107,733	129,437

Expenses
Advisory fees	10,363	20,409	22,516

Total Expenses	10,363	20,409	22,516

Net Investment Income	47,265	87,324	106,921

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,082)	24,652	(159,574)
In-kind redemptions	—	—	—
Futures contracts	—	—	—
Foreign currency transactions	322,060	109,183	91,099

Net realized gain (loss)	318,978	133,835	(68,475)
Net change in unrealized appreciation (depreciation) on:
Investments	(265,269)	(128,868)	(564,520)
Futures contracts	—	—	—
Foreign currency translations	89,975	144,241	485,209

Net change in unrealized appreciation (depreciation)	(175,294)	15,373	(79,311)

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	143,684	149,208	(147,786)

Net Increase (Decrease) in Net Assets Resulting from Operations	$190,949	$236,532	$(40,865)

* Unaffiliated foreign tax withheld	$6,928	$7,348	$9,506

See Notes to Financial Statements.	110

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$7,394,573	$420,316	$2,867,887

Total Investment Income	7,394,573	420,316	2,867,887

Expenses
Advisory fees	1,214,690	99,075	674,906

Total Expenses	1,214,690	99,075	674,906

Net Investment Income (Loss)	6,179,883	321,241	2,192,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,463,362)	(25,000)	(847,304)
In-kind redemptions	173,477	—	170,558
Futures contracts	25,500	23,500	—
Foreign currency transactions	50,718,941	640,676	21,416,022

Net realized gain (loss)	49,454,556	639,176	20,739,276
Net change in unrealized appreciation (depreciation) on:
Investments	(28,487,769)	(756,924)	(11,091,775)
Futures contracts	(135,600)	(26,900)	—
Foreign currency translations	17,735,381	879,408	5,250,047

Net change in unrealized appreciation (depreciation)	(10,887,988)	95,584	(5,841,728)

Net realized and unrealized gain on investments, futures, and foreign currency transactions	38,566,568	734,760	14,897,548

Net Increase in Net Assets Resulting from Operations	$44,746,451	$1,056,001	$17,090,529

* Unaffiliated foreign tax withheld	$390,514	$53,156	$141,318

See Notes to Financial Statements.	111

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$28,828	$4,187,204	$31,986

Total Investment Income	28,828	4,187,204	31,986

Expenses
Advisory fees	95,704	1,178,921	12,977

Total Expenses	95,704	1,178,921	12,977

Net Investment Income	(66,876)	3,008,283	19,009

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(105,972)	(1,867,477)	16,106
In-kind redemptions	39,283	3,708,400	—
Futures contracts	12,269	125,353	—
Foreign currency transactions	4,245,321	49,964,300	83,574

Net realized gain (loss)	4,190,901	51,930,576	99,680
Net change in unrealized appreciation (depreciation) on:
Investments	(3,625,345)	(2,406,344)	(90,733)
Futures contracts	(12,841)	212,644
Foreign currency translations	(422,668)	31,423,875	248,969

Net change in unrealized appreciation (depreciation)	(4,060,854)	29,230,175	158,236

Net realized and unrealized gain (loss) on investments and foreign currency transactions	130,047	81,160,751	257,916

Net increase (decrease) in Net Assets Resulting from Operations	$63,171	$84,169,034	$276,925

* Unaffiliated foreign tax withheld	$3,950	$474,033	$669

See Notes to Financial Statements.	112

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,557	$95,777

Total Investment Income	1,557	95,777

Expenses
Advisory fees	14,306	11,739

Total Expenses	14,306	11,739

Net Investment Income (Loss)	(12,749)	84,038

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	3,674	(13,863)
In-kind redemptions	—	—
Futures contracts	—	—
Foreign currency transactions	123,802	268,557

Net realized gain	127,476	254,694
Net change in unrealized appreciation (depreciation) on:
Investments	(558,082)	(465,545)
Futures contracts	—	—
Foreign currency translations	217,987	81,423

Net change in unrealized appreciation (depreciation)	(340,095)	(384,122)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(212,619)	(129,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(225,368)	$(45,390)

* Unaffiliated foreign tax withheld	$444	$1,655

See Notes to Financial Statements.	113

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF		Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period January 23, 2014(1) to May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$47,265	$90,710	$87,324	$92,286
Net realized gain (loss) on investments, futures and foreign currency related transactions	318,978	(110,799)	133,835	(112,323)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(175,294)	132,197	15,373	356,237

Net increase (decrease) in net assets resulting from operations	190,949	112,108	236,532	336,200

Distributions to Shareholders from
Net investment income	(5,662)	—	(2,525)	(2,908)
Return of capital	—	—	—	—

Total distributions	(5,662)	—	(2,525)	(2,908)

Fund Shares Transactions
Proceeds from shares sold	—	5,009,449	—	6,283,005
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	5,009,449	—	6,283,005

Total increase (decrease) in Net Assets	185,287	5,121,557	234,007	6,616,297

Net Assets
Beginning of period	5,121,557	—	6,616,297	—

End of period	$5,306,844	$5,121,557	$6,850,304	$6,616,297

Undistributed net investment income (loss)	$26,789	$(14,814)	$114,395	$29,596

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	250,001	1
Shares sold	—	200,000	—	250,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	200,001	200,001	250,001	250,001

(1)	Commencement of operations.

See Notes to Financial Statements.	114

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Brazil Hedged Equity ETF		Deutsche X-trackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$106,921	$138,006	$6,179,883	$11,633,240
Net realized gain (loss) on investments, futures and foreign currency related transactions	(68,475)	(1,447,182)	49,454,556	(9,926,016)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(79,311)	457,583	(10,887,988)	33,271,282

Net increase in net assets resulting from operations	(40,865)	(851,593)	44,746,451	34,978,506

Distributions to Shareholders from
Net investment income	—	(913,085)	(7,624,876)	(1,788,671)
Return of capital	—	(10,791)	—	—

Total distributions	—	(923,876)	(7,624,876)	(1,788,671)

Fund Shares Transactions
Proceeds from shares sold	8,202,279	3,145,520	605,732,448	454,643,464
Value of shares redeemed	(1,549,644)	(3,303,982)	(1,426,724)	—

Net increase (decrease) in net assets resulting from fund share transactions	6,652,635	(158,462)	604,305,724	454,643,464

Total increase (decrease) in Net Assets	6,611,770	(1,933,931)	641,427,299	487,833,299

Net Assets
Beginning of period	5,793,766	7,727,697	563,133,486	75,300,187

End of period	$12,405,536	$5,793,766	$1,204,560,785	$563,133,486

Undistributed net investment income (loss)	$(14,659)	$(121,580)	$1,347,746	$2,792,739

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	400,800	20,250,800	3,000,800
Shares sold	550,000	200,000	22,000,000	17,250,000
Shares redeemed	(100,000)	(200,000)	(50,000)	—

Shares outstanding, end of period	850,800	400,800	42,200,800	20,250,800

See Notes to Financial Statements.	115

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF		Deutsche X-trackers MSCI Europe Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$321,241	$369,001	$2,192,981	$1,265,258
Net realized gain (loss) on investments, futures and foreign currency related transactions	639,176	(799,456)	20,739,276	(608,214)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	95,584	1,367,286	(5,841,728)	3,468,774

Net increase (decrease) in net assets resulting from operations	1,056,001	936,831	17,090,529	4,125,818

Distributions to Shareholders from
Net investment income	—	(283,194)	(1,964,375)	(72,633)
Return of capital	—	—	—	—

Total distributions	—	(283,194)	(1,964,375)	(72,633)

Fund Shares Transactions
Proceeds from shares sold	3,329,690	19,919,058	448,510,162	159,677,733
Value of shares redeemed	—	—	(1,378,295)	—

Net increase in net assets resulting from fund share transactions	3,329,690	19,919,058	447,131,867	159,677,733

Total increase in Net Assets	4,385,691	20,572,695	462,258,021	163,730,918

Net Assets
Beginning of period	29,372,846	8,800,151	163,730,918	—

End of period	$33,758,537	$29,372,846	$625,988,939	$163,730,918

Undistributed net investment income	$162,063	$(159,178)	$880,763	$652,157

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,350,800	400,800	5,900,001	1
Shares sold	150,000	950,000	16,800,000	5,900,000
Shares redeemed	—	—	(50,000)	—

Shares outstanding, end of period	1,500,800	1,350,800	22,650,001	5,900,001

(1)	Commencement of operations.

See Notes to Financial Statements.	116

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF		Deutsche X-trackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$(66,876)	$863,270	$3,008,283	$4,427,355
Net realized gain (loss) on investments, futures and foreign currency related transactions	4,190,901	(794,670)	51,930,576	2,444,775
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	(4,060,854)	3,389,180	29,230,175	(8,122,951)

Net increase (decrease) in net assets resulting from operations	63,171	3,457,780	84,169,034	(1,250,821)

Distributions to Shareholders from
Net investment income	(631,983)	(170,600)	(5,720,597)	(2,980,876)
Return of capital	—	—	—	—

Total distributions	(631,983)	(170,600)	(5,720,597)	(2,980,876)

Fund Shares Transactions
Proceeds from shares sold	—	37,145,009	154,656,476	362,208,513
Value of shares redeemed	(1,130,264)	—	(27,872,988)	(25,894,201)

Net increase in net assets resulting from fund share transactions	(1,130,264)	37,145,009	126,783,488	336,314,312

Total increase (decrease) in Net Assets	(1,699,076)	40,432,189	205,231,925	332,082,615

Net Assets
Beginning of period	45,095,003	4,662,814	441,154,500	109,071,885

End of period	$43,395,927	$45,095,003	$646,386,425	$441,154,500

Undistributed net investment income (loss)	$(740,095)	$(41,236)	$5,300,267	$8,012,581

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,700,800	200,800	12,450,800	3,200,800
Shares sold	—	1,500,000	4,050,000	10,000,000
Shares redeemed	(50,000)	—	(750,000)	(750,000)

Shares outstanding, end of period	1,650,800	1,700,800	15,750,800	12,450,800

See Notes to Financial Statements.	117

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Mexico Hedged Equity ETF		Deutsche X-trackers MSCI South Korea Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period January 23, 2014(1) to May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period January 23, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$19,009	$13,290	$(12,749)	$(4,513)
Net realized gain (loss) on investments, futures and foreign currency related transactions	99,680	(126,128)	127,476	(231,799)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	158,236	(33,355)	(340,095)	203,651

Net increase (decrease) in net assets resulting from operations	276,925	(146,193)	(225,368)	(32,661)

Distributions to Shareholders from
Net investment income	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	—	—	—	—

Fund Shares Transactions
Proceeds from shares sold	—	5,003,920	—	5,047,998
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	—	5,003,920	—	5,047,998

Total increase (decrease) in Net Assets	276,925	4,857,727	(225,368)	5,015,337

Net Assets
Beginning of period	4,857,727	—	5,015,337	—

End of period	$5,134,652	$4,857,727	$4,789,969	$5,015,337

Undistributed net investment income (loss)	$(79,792)	$(98,801)	$(221,907)	$(209,158)

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	200,001	1
Shares sold	—	200,000	—	200,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	200,001	200,001	200,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	118

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$84,038	$263,296
Net realized gain (loss) on investments, futures and foreign currency related transactions	254,694	(224,457)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(384,122)	324,817

Net increase (decrease) in net assets resulting from operations	(45,390)	363,656

Distributions to Shareholders from
Net investment income	(8,776)	(84,384)
Return of capital	—	—

Total distributions	(8,776)	(84,384)

Fund Shares Transactions
Proceeds from shares sold	—	5,025,942
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	—	5,025,942

Total increase in Net Assets	(54,166)	5,305,214

Net Assets
Beginning of period	5,305,214	—

End of period	$5,251,048	$5,305,214

Undistributed net investment (loss)	$38,037	$(37,225)

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1
Shares sold	—	200,000
Shares redeemed	—	—

Shares outstanding, end of period	200,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	119

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.61		$25.00

Income from Investment Operations:
Net investment income**	0.24		0.45
Net realized and unrealized gain on investment and foreign currency transactions	0.71		0.16

Net increase in net asset value from operations	0.95		0.61

Distributions paid to shareholders from:
Net investment income	(0.03)		—

Net Asset Value, end of period	$26.53		$25.61

Total Return***	3.78%		2.44%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$5,307		$5,122
Ratios to average net assets:
Expenses	0.40	%†	0.40	%†
Net investment income	1.82	%†	5.18	%†
Portfolio turnover rate	2	%††	3	%††

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$26.47		$25.00

Income from Investment Operations:
Net investment income**	0.35		0.40
Net realized and unrealized gain on investment and foreign currency transactions	0.59		1.08

Net increase (decrease) in net asset value from operations	0.94		1.48

Distributions paid to shareholders from:
Net investment income	(0.01)		(0.01)

Net Asset Value, end of period	$27.40		$26.47

Total Return***	3.55%		5.94%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,850		$6,616
Ratios to average net assets:
Expenses	0.60	%†	0.60	%†
Net investment income	2.57	%†	2.33	%†
Portfolio turnover rate	6	%††	20	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	120

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Brazil Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$14.46		$19.28		$20.74		$25.00

Income from Investment Operations:
Net investment income**	0.21		0.47		0.54		0.64
Net realized and unrealized loss on investment and foreign currency transactions	(0.09)		(2.30)		(0.15)		(4.18)

Net increase (decrease) in net asset value from operations	0.12		(1.83)		0.39		(3.54)

Distributions paid to shareholders from:
Net investment income	—		(2.95)		(0.54)		(0.29)
Net realized capital gains	—		—		(1.31)		(0.43)
Return of capital	—		(0.04)		—		—

Total distributions	—		(2.99)		(1.85)		(0.72)

Net Asset Value, end of period	$14.58		$14.46		$19.28		$20.74

Total Return***	0.83%		(9.83	)%†††	1.43	%†††	(14.28)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$12,406		$5,794		$7,728		$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.60	%†	0.60%		0.68%		1.13%†
Expenses, prior to fee waiver and expense reimbursements	0.60	%†	0.63%		0.92%		—
Net investment income	2.85	%†	2.93%		2.66%		2.89%†
Portfolio turnover rate	28	%††	89%		25%		34%††

Deutsche X-trackers MSCI EAFE Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$27.81		$25.09		$22.12		$25.00

Income from Investment Operations:
Net investment income**	0.24		1.18		0.79		0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.86		1.95		6.26		(3.48)

Net increase (decrease) in net asset value from operations	1.10		3.13		7.05		(2.78)

Distributions paid to shareholders from:
Net investment income	(0.37)		(0.41)		(1.68)		(0.10)
Net realized capital gains	—		—		(2.40)		—

Total distributions	(0.37)		(0.41)		(4.08)		(0.10)

Net Asset Value, end of period	$28.54		$27.81		$25.09		$22.12

Total Return***	4.09%		12.74	%†††	35.60	%†††	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$1,204,561		$563,133		$75,300		$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.35	%†	0.35%		0.48%		0.57%†
Expenses, prior to fee waiver and expense reimbursements	0.35	%†	0.36%		0.64%		—
Net investment income	1.78	%†	4.48%		3.35%		3.04%†
Portfolio turnover rate	3	%††	10%		14%		14%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	121

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.74		$21.96		$21.22		$25.00

Income from Investment Operations:
Net investment income**	0.24		0.38		0.38		0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51		(0.17	)(a)	1.01		(3.34)

Net increase (decrease) in net asset value from operations	0.75		0.21		1.39		(3.13)

Distributions paid to shareholders from:
Net investment income	—		(0.43)		(0.40)		(0.06)
Net realized capital gains	—		—		(0.25)		(0.59)

Total distributions	—		(0.43)		(0.65)		(0.65)

Net Asset Value, end of period	$22.49		$21.74		$21.96		$21.22

Total Return***	3.45%		1.17	%†††	6.54	%†††	(12.52)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$33,759		$29,373		$8,800		$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%		0.72%		1.19%†
Expenses, prior to fee waiver and expense reimbursements	0.65	%†	0.66%		0.94%		—
Net investment income	2.11	%†	1.81%		1.72%		0.97%†
Portfolio turnover rate	5	%††	16%		15%		19%††

Deutsche X-trackers MSCI Europe Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$27.75		$25.00

Income from Investment Operations:
Net investment income**	0.19		1.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01	)(a)	1.72

Net increase in net asset value from operations	0.18		2.99

Distributions paid to shareholders from:
Net investment income	(0.29)		(0.24)

Net Asset Value, end of period	$27.64		$27.75

Total Return***	0.65%		12.05%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$625,989		$163,731
Ratios to average net assets:
Expenses	0.45	%†	0.45	%†
Net investment income	1.46	%†	7.30	%†
Portfolio turnover rate	3	%††	4	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	122

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Germany Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$26.51		$23.22		$21.57		$25.00

Income from Investment Operations:
Net investment income (loss)**	(0.04)		1.03		0.44		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19		3.11		2.08		(3.30)

Net increase (decrease) in net asset value from operations	0.15		4.14		2.52		(3.03)

Distributions paid to shareholders from:
Net investment income	(0.37)		(0.85)		(0.44)		(0.12)
Net realized capital gains	—		—		(0.43)		(0.28)

Total distributions	(0.37)		(0.85)		(0.87)		(0.40)

Net Asset Value, end of period	$26.29		$26.51		$23.22		$21.57

Total Return***	0.60%		18.70	%†††	11.86	%†††	(12.14)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$43,396		$45,095		$4,663		$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45	%†	0.47%		0.58%		1.04%†
Expenses, prior to fee waiver and expense reimbursements	0.45	%†	0.47%		0.82%		—
Net investment income (loss)	(0.31	)%†	4.15%		1.93%		1.20%†
Portfolio turnover rate	6	%††	12%		108%		17%††

Deutsche X-trackers MSCI Japan Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$35.43		$34.08		$21.79		$25.00

Income from Investment Operations:
Net investment income**	0.22		0.55		0.39		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.86		1.51	(a)	12.31		(3.31)

Net increase (decrease) in net asset value from operations	6.08		2.06		12.70		(3.04)

Distributions paid to shareholders from:
Net investment income	(0.47)		(0.71)		(0.41)		(0.17)

Total distributions	(0.47)		(0.71)		(0.41)		(0.17)

Net Asset Value, end of period	$41.04		$35.43		$34.08		$21.79

Total Return***	17.56%		6.21	%†††	59.04	%†††	(12.16)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$646,386		$441,155		$109,072		$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45	%†	0.48%		0.52%		1.03%†
Expenses, prior to fee waiver and expense reimbursements	0.45	%†	0.48%		0.66%		—
Net investment income	1.15	%†	1.56%		1.27%		1.15%†
Portfolio turnover rate	3	%††	13%		12%		16%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	123

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Mexico Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$24.29		$25.00

Income from Investment Operations:
Net investment income**	0.10		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.28		(0.78)

Net increase (decrease) in net asset value from operations	1.38		(0.71)

Net Asset Value, end of period	$25.67		$24.29

Total Return***	5.68%		(2.84)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$5,135		$4,858
Ratios to average net assets:
Expenses	0.50	%†	0.50	%†
Net investment income	0.73	%†	0.79	%†
Portfolio turnover rate	13	%††	7	%††

Deutsche X-trackers MSCI South Korea Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.08		$25.00

Income from Investment Operations:
Net investment loss**	(0.06)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)		0.10	(a)

Net increase (decrease) in net asset value from operations	(1.13)		0.08

Net Asset Value, end of period	$23.95		$25.08

Total Return***	(4.54)%		0.32%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,790		$5,015
Ratios to average net assets:
Expenses	0.58	%†	0.58	%†
Net investment loss	(0.52	)%†	(0.26	)%†
Portfolio turnover rate	10	%††	8	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	124

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$26.53	$25.00

Income from Investment Operations:
Net investment income**	0.42	1.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.65)	0.63

Net increase (decrease) in net asset value from operations	(0.23)	1.95

Distributions paid to shareholders from:
Net investment income	(0.04)	(0.42)

Net Asset Value, end of period	$26.26	$26.53

Total Return***	(0.85)%	7.90%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$5,251	$5,305
Ratios to average net assets:
Expenses	0.45%†	0.45	%†
Net investment income	3.22%†	7.70	%†
Portfolio turnover rate	4%††	11	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	125

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name:	Former Fund Name:
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	db X-trackers MSCI All World ex US Hedged Equity Fund
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	db X-trackers MSCI Brazil Hedged Equity Fund
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	db X-trackers MSCI EAFE Hedged Equity Fund
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Deutsche X-trackers MSCI Europe Hedged Equity ETF	db X-trackers MSCI Europe Hedged Equity Fund
Deutsche X-trackers MSCI Germany Hedged Equity ETF	db X-trackers MSCI Germany Hedged Equity Fund
Deutsche X-trackers MSCI Japan Hedged Equity ETF	db X-trackers MSCI Japan Hedged Equity Fund
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	db X-trackers MSCI Mexico Hedged Equity Fund
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	db X-trackers MSCI South Korea Hedged Equity Fund
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	db X-trackers MSCI United Kingdom Hedged Equity Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Deutsche X-trackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Deutsche X-trackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means

126

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Notes to financial statements (Unaudited) (Continued)

that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

The funds invest in securities of non-U.S. issuers that trade in non-U.S. Markets, this involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

127

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2014 (see the Schedule of Investments for security categories).

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Investment in Securities*
Common Stocks	$5,166,414	$—	$860	$5,167,274
Preferred Stocks	81,371	74	—	81,445
Rights	17	21	—	38
Warrants	181	—	—	181
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	117,741	—	117,741
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,125)	—	(10,125)

Total Investments	$5,247,983	$107,711	$860	$5,356,554

During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $1,312. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

128

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Notes to financial statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Investment in Securities*
Common Stocks	$6,757,156	$—	$11,776	$6,768,932
Preferred Stocks	28,056	—	—	28,056
Rights	85	86	—	171
Warrants	452	—	—	452
Other Financial Securities
Unrealized Appreciation on Forward Foreign Currency Contracts	—	117,811	—	117,811
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,408)	—	(12,408)

Total Investments	$6,785,749	$105,489	$11,776	$6,903,014

During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $7,586. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment in Securities*
Common Stocks	$7,240,809	$—	$—	$7,240,809
Preferred Stocks	5,172,431	—	—	5,172,431
Other Financial Securities
Unrealized Appreciation on Forward Foreign Currency Contracts	—	464,331	—	464,331
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,676)	—	(3,676)

Total Investments	$12,413,240	$460,655	$—	$12,873,895

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment in Securities*
Common Stocks	$1,184,152,939	$—	$0	$1,184,152,939
Preferred Stocks	6,361,417	17,988	—	6,379,405
Rights	10,809	6,537	—	17,346
Warrants	10,553	—	—	10,553
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	25,056,960	—	25,056,960
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,512,012)	—	(2,512,012)
Futures Contracts	(54,600)	—	—	(54,600)

Total Investments	$1,190,481,118	$22,569,473	$—	$1,213,050,591

During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $209,759. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

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	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Investment in Securities*
Common Stocks	$31,441,315	$—	$14,361	$31,455,676
Preferred Stocks	1,815,320	—	—	1,815,320
Rights	438	—	—	438
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	687,401	—	687,401
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(65,095)	—	(65,095)
Futures Contracts	(11,080)	—	—	(11,080)

Total Investments	$33,245,993	$622,306	$14,361	$33,882,660

During the period ended November 30, 2014, the amount of transfer between Level 1 and Level 3 was $6,117. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment in Securities*
Common Stocks	$613,902,326	$—	$0	$613,902,326
Preferred Stocks	5,673,582	14,309	—	5,687,891
Rights	8,683	—	—	8,683
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,083,669	—	8,083,669
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,612,000)	—	(1,612,000)

Total Investments	$619,584,591	$6,485,978	$—	$626,070,569

During the period ended November 30, 2014, the amount of transfer between Level 1 and Level 3 was $74,039. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Investment in Securities*
Common Stocks	$39,974,622	$—	$—	$39,974,622
Preferred Stocks	2,803,827	—	—	2,803,827
Other Financial Securities
Unrealized Appreciation on Forward Foreign Currency Contracts	—	405,144	—	405,144
Unrealized Appreciation on Forward Foreign Currency Contracts	—	(95,797)	—	(95,797)
Futures Contracts	10,637	—	—	10,637

Total Investments	$42,789,086	$309,347	$—	$43,098,433

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

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	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investment in Securities*
Common Stocks	$635,961,531	$—	$—	$635,961,531
Other Financial Securities
Unrealized Appreciation on Forward Foreign Currency Contracts	—	30,682,149	—	30,682,149
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(380,197)	—	(380,197)
Futures Contracts	178,511	—	—	178,511

Total Investments	$636,140,042	$30,301,952	$—	$666,441,994

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment in Securities*
Common Stocks	$5,127,291	$—	$—	$5,127,291
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	155,979	—	155,979
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,469)	—	(5,469)

Total Investments	$5,127,291	$150,510	$—	$5,277,801

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Investment in Securities*
Common Stocks	$4,602,233	$—	$—	$4,602,233
Preferred Stocks	182,095	—	—	182,095
Rights	339	—	—	339
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	158,120	—	158,120
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,943)	—	(10,943)

Total Investments	$4,784,667	$147,177	$—	$4,931,844

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

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	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment in Securities*
Common Stocks	$5,168,527	$—	$—	$5,168,527
Preferred Stocks	—	499	—	499
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	131,845	—	131,845
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,045)	—	(13,045)

Total Investments	$5,168,527	$119,299	$—	$5,287,826

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

*	See Schedule of Investments for Industry or Country Classification.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the six months ended November 30, 2014, the Funds did not incur any interest or penalties.

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Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers Asia Pacific ex Japan ETF, Deutsche X-trackers Europe ETF, and Deutsche X-trackers MSCI All World ex US Hedged Equity ETF invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF Deutsche X-trackers United Kingdom ETF, and Deutsche X-trackers MSCI Mexico Hedged Equity ETF each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso respectively.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2014 is included in a table following the Funds’ Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the six months ended November 30, 2014.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2014 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$117,741	Unrealized depreciation on forward foreign currency contracts	$10,125

Total		$117,741	Total	$10,125

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$117,811	Unrealized depreciation on forward foreign currency contracts	$12,408

Total		$117,811	Total	$12,408

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$464,331	Unrealized depreciation on forward foreign currency contracts	$3,676

Total		$464,331	Total	$3,676

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts(a)	$—	Unrealized depreciation on futures contracts(a)	$54,600
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	25,056,960	Unrealized depreciation on forward foreign currency contracts	2,512,012

Total		$25,056,960	Total	$2,566,612

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Notes to financial statements (Unaudited) (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts(a)	$—	Unrealized depreciation on futures contracts(a)	$11,080
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	687,401	Unrealized depreciation on forward foreign currency contracts	65,095

Total		$687,401	Total	$76,175

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8,083,669	Unrealized depreciation on forward foreign currency contracts	$1,612,000

Total		$8,083,669	Total	$1,612,000

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts(a)	$10,637	Unrealized depreciation on futures contracts(a)	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	405,144	Unrealized depreciation on forward foreign currency contracts	95,797

Total		$415,781	Total	$95,797

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$178,511	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	30,682,149	Unrealized depreciation on forward foreign currency contracts	380,197

Total		$30,860,660	Total	$380,197

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$155,979	Unrealized depreciation on forward foreign currency contracts	$5,469

Total		$155,979	Total	$5,469

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$158,120	Unrealized depreciation on forward foreign currency contracts	$10,943

Total		$158,120	Total	$10,943

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$131,845	Unrealized depreciation on forward foreign currency contracts	$13,045

Total		$131,845	Total	$13,045

(a)	Includes cumulative appreciation (depreciation) of futures contracts as disclosed in the Investment Portfolio. Unsettled Variation Margin is disclosed separately, within the Statement of Assets and Liabilities.

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Notes to financial statements (Unaudited) (Continued)

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the six-months ended November 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$324,210	$324,210
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	110,493	110,493
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	241,544	241,544
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	25,500	50,633,828	50,659,328
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	23,500	646,815	670,315
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	21,477,940	21,477,940
Deutsche X-trackers MSCI Germany Hedged Equity ETF	12,269	4,276,021	4,288,290
Deutsche X-trackers MSCI Japan Hedged Equity ETF	125,353	49,905,744	50,031,097
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	83,475	83,475
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	122,955	122,955
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	266,175	266,175

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$90,526	$90,526
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	144,439	144,439
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	485,600	485,600
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	(135,600)	17,859,797	17,724,197
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(26,900)	876,019	849,119
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	5,268,363	5,268,363
Deutsche X-trackers MSCI Germany Hedged Equity ETF	(12,841)	(410,160)	(423,001)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	212,644	31,728,678	31,941,322
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	248,970	248,970
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	217,987	217,987
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	81,576	81,576

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Notes to financial statements (Unaudited) (Continued)

For the six months ended November 30, 2014 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$(5,105,412)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	(6,728,211)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(7,220,292)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,896,529	(715,632,636)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	206,294	(30,395,604)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	(317,013,106)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	314,717	(42,391,162)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,063,631	(511,967,350)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(6,669,010)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(4,949,064)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(5,219,669)

As of November 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Barclays Bank PLC	58,204	$(5,008)	$—	$53,196	$5,008	$(5,008)	$ —	$—
JP Morgan & Chase Co.	58,851	(5,009)	—	53,842	5,009	(5,009)	—	—
The Bank of New York Mellon	686	(108)	—	578	108	(108)	—	—

	$117,741	$(10,125)	—	$107,616	$10,125	$(10,125)	—	$—

Deutsche X-trackers MSCI Asia Pacific ex Japan ETF
Barclays Bank PLC	$58,778	$(7,731)	$—	$51,047	$7,731	$(7,731)	$—	$—
JP Morgan & Chase Co.	59,007	(4,633)	—	54,374	4,633	(4,633)	—	—
The Bank of New York Mellon	26	(26)	—	—	44	(26)	—	18

	$117,811	$(12,390)	$—	$105,421	$12,408	$(12,390)	$—	$18

Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Barclays Bank PLC	$230,327	$(107)	$—	$230,220	$107	$(107)	$—	$—
JP Morgan & Chase Co.	234,004	(2,252)	—	231,752	2,252	(2,252)	—	—
The Bank of New York Mellon	—	—	—	—	1,317	—	—	1,317

	$464,331	$(2,359)	$—	$461,972	$3,676	$(2,359)	$—	$1,317

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Barclays Bank PLC	$6,700,881	$(742,563)	$—	$5,958,318	$742,563	$(742,563)	$—	$—
Canadian Imperial Bank of Commerce	5,577,373	(436,982)	—	5,140,391	436,982	(436,982)	—	—
JP Morgan & Chase Co.	6,823,534	(883,815)	—	5,939,719	883,815	(883,815)	—	—
State Street Bank & Trust Co.	5,579,352	(435,978)	—	5,143,374	435,978	(435,978)	—	—
The Bank of New York Mellon	375,820	(12,674)	—	363,146	12,674	(12,674)	—	—

	$25,056,960	$(2,512,012)	$—	$22,544,948	$2,512,012	$(2,512,012)	$—	$—

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Barclays Bank PLC	$334,933	$(39,430)	$—	$295,503	$39,430	$(39,430)	$—	$—
JP Morgan & Chase Co.	345,940	(22,983)	—	322,957	22,983	(22,983)	—	—
The Bank of New York Mellon	6,528	(2,682)	—	3,846	2,682	(2,682)	—	—

	$687,401	$(65,095)	$—	$622,306	$65,095	$(65,095)	$—	$—

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Notes to financial statements (Unaudited) (Continued)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Barclays Bank PLC	$2,116,641	$(452,241)	$—	$1,664,400	$452,241	$(452,241)	$—	$—
Canadian Imperial Bank of Commerce	1,865,586	(296,590)	—	1,568,996	296,590	(296,590)	—	—
JP Morgan & Chase Co.	2,169,084	(551,290)	—	1,617,794	551,290	(551,290)	—	—
State Street Bank & Trust Co.	1,869,036	(296,590)	—	1,572,446	296,590	(296,590)	—	—
The Bank of New York Mellon	63,322	(15,289)	—	48,033	15,289	(15,289)	—	—

	$8,083,669	$(1,612,000)	$—	$6,471,669	$1,612,000	$(1,612,000)	$—	$—

Deutsche X-trackers MSCI Germany Hedged Equity ETF
Barclays Bank PLC	$97,034	$(20,043)	$—	$76,991	$20,043	$(20,043)	$—	$—
Canadian Imperial Bank of Commerce	102,577	(25,152)	—	77,425	25,152	(25,152)	—	—
JP Morgan & Chase Co.	102,583	(25,419)	—	77,164	25,419	(25,419)	—	—
State Street Bank & Trust Co.	102,937	(25,153)	—	77,784	25,153	(25,153)	—	—
The Bank of New York Mellon	13	(13)	—	—	30	(13)	—	17

	$405,144	$(95,780)	$—	$309,364	$95,797	$(95,780)	$—	$17

Deutsche X-trackers MSCI Japan Hedged Equity ETF
Barclays Bank PLC	$7,916,426	$(108,479)	$—	$7,807,947	$108,479	$(108,479)	$—	$—
JP Morgan & Chase Co.	7,890,661	(163,469)	—	7,727,192	163,469	(163,469)	—	—
State Street Bank & Trust Co.	7,432,431	(25,944)	—	7,406,487	25,944	(25,944)	—	—
The Bank of New York Mellon	16,275	(16,275)	—	—	55,803	(16,275)	—	39,528
The Bank of Nova Scotia	7,426,356	(26,502)	—	7,399,854	26,502	(26,502)	—	—

	$30,682,149	$(340,669)	$—	$30,341,480	$380,197	$(340,669)	$—	$39,528

Deutsche X-trackers MSCI Mexico ETF
Barclays Bank PLC	$77,265	$(2,443)	$—	$74,822	$2,443	$(2,443)	$—	$—
JP Morgan & Chase Co.	78,698	(2,840)	—	75,858	2,840	(2,840)	—	—
The Bank of New York Mellon	16	(186)	—	(170)	186	(186)	—	—

	$155,979	$(5,469)	$—	$150,510	$5,469	$(5,469)	$—	$—

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Barclays Bank PLC	$78,278	$(10,409)	$—	$67,869	$10,409	$(10,409)	$—	$—
JP Morgan & Chase Co.	79,842	(534)	—	79,308	534	(534)	—	—

	$158,120	$(10,943)	$—	$147,177	$10,943	$(10,943)	$—	$—

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Barclays Bank PLC	$65,956	$(6,488)	$—	$59,468	$6,488	$(6,488)	$—	$—
JP Morgan & Chase Co.	65,784	(6,496)	—	59,288	6,496	(6,496)	—	—
The Bank of New York Mellon	105	(61)	—	44	61	(61)	—	—

	$131,845	$(13,045)	$—	$118,800	$13,045	$(13,045)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to each Fund. TDAM is responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

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Notes to financial statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	0.40%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	0.35%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	0.50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	0.58%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses.

The Advisor pays TDAM a fee based on a percentage of daily net assets for each of the Funds listed below:

Fund

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.08% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.07% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

—	0.20% on the first $100 million in daily net assets
—	0.12% on the next $400 million in daily net assets
—	0.06% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

—	0.12% on the first $100 million in daily net assets
—	0.08% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

—	0.20% on the first $100 million in daily net assets
—	0.15% on the next $400 million in daily net assets
—	0.06% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Europe Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.07% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

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Notes to financial statements (Unaudited) (Continued)

Fund

Deutsche X-trackers MSCI Germany Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.07% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Japan Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.07% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

—	0.20% on the first $100 million in daily net assets
—	0.12% on the next $400 million in daily net assets
—	0.06% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

—	0.20% on the first $100 million in daily net assets
—	0.12% on the next $400 million in daily net assets
—	0.06% in excess of $500 million in daily net assets

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

—	0.15% on the first $100 million in daily net assets
—	0.07% on the next $400 million in daily net assets
—	0.04% in excess of $500 million in daily net assets

The total aggregate fees paid by the Advisor to TDAM will be at least $650,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus a specified amount to the Audit Committee.

4. Federal Income Taxes

As of November 30, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$5,403,249	$(157,476)	$279,582	$(437,058)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	6,542,086	255,525	640,488	(384,963)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	13,558,377	(1,145,137)	572,822	(1,717,959)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,191,025,763	(498,076)	42,835,377	(43,333,453)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	33,651,325	480,110	3,172,579	(2,692,469)

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Notes to financial statements (Unaudited) (Continued)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	628,622,376	(8,905,415)	13,595,450	(22,500,865)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	43,678,094	(899,645)	1,477,282	(2,376,927)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	651,623,783	(15,662,252)	25,466,547	(41,128,799)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	5,160,208	(32,917)	202,112	(235,029)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	5,093,291	(308,624)	257,960	(566,584)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	5,354,543	(185,517)	333,021	(518,538)

At May 31, 2014 for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses for an unlimited period.

	Short-term	Long-term	Total Amount
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	$847,129	$1,385,419	$2,232,548
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	—	6,337	6,337
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	252,765	495,350	748,115
Deutsche X-trackers MSCI Germany Hedged Equity ETF	20,778	474,496	495,274
Deutsche X-trackers MSCI Japan Hedged Equity ETF	—	10,110	10,110

The tax character of current year distributions will be determined at the end of the fiscal year.

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the six months ended November 30, 2014.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 11/30/14	Dividend Income
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$11,180	$3,692	$—	$(2,354)	$—	$12,518	$—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$1,688,545	$2,527,649	$—	$(355,629)	$—	$3,860,565	$—
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$728,748	$2,771,137	$(38,620)	$(172,666)	$(19,586)	$3,269,013	$—
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$1,459,644	$634,642	$(114,136)	$(320,894)	$(39,032)	$1,620,224	$—

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Notes to financial statements (Unaudited) (Continued)

6. Investment Portfolio Transactions

For the six months ended November 30, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in- kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$557,720	$120,997
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	690,735	384,583
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	9,372,714	2,024,461
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	90,556,369	21,526,583
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	4,682,888	1,648,926
Deutsche X-trackers MSCI Europe Hedged Equity ETF	50,940,208	8,097,591
Deutsche X-trackers MSCI Germany Hedged Equity ETF	5,317,717	2,382,597
Deutsche X-trackers MSCI Japan Hedged Equity ETF	95,252,802	17,709,034
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	1,001,715	664,400
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	802,865	494,265
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	585,191	189,319

For the six months ended November 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	594,785,080	1,419,767
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	2,107,240	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	427,420,164	1,321,768
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	1,138,690
Deutsche X-trackers MSCI Japan Hedged Equity ETF	150,330,846	27,431,866
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	—
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	—

7. Fund Share Transactions

As of November 30, 2014, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Brazil Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

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Notes to financial statements (Unaudited) (Continued)

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

9. Line of Credit

Trust entered into a senior unsecured credit facility with a commercial bank which allows the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, and certain other funds managed by the Advisor, to borrow up to $100 million.

The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no loans outstanding at November 30, 2014.

10. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2014, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	88%
Deutsche X-trackers MSCI Asia Pacific ex-Japan Hedged Equity ETF	52%
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	50%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	50%

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Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

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Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DEUTSCHE-ETFS.COM. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. DBX ETF Trust Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in Deutsche-X ETFs. Index data source: MSCI Inc.

Copyright © 2014 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

MSCI – R-36924-1 (1/15) DBX 1188 (1/16)

November 30, 2014

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Deutsche X-trackers Harvest MSCI All China Equity ETF (CN)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

I am very pleased to tell you that the db X-trackers exchange-traded funds were renamed Deutsche X-trackers exchange-traded funds effective August 11, 2014, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of investment capabilities. Your investment in the Deutsche X-trackers exchange-traded funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note the new Web address for the Deutsche X-trackers exchange-traded funds. The former dbxus.com is now deutsche-etfs.com.

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 33.85%, compared to an increase of 35.14% for the Underlying Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	CSI 300 Index
One Year	15.42%	17.01%	17.03%
Since Inception[1]	16.46%	19.57%	18.43%

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 300 Index
Six Months	33.85%	36.55%	35.14%
One Year	15.42%	17.01%	17.03%
Since Inception[1]	17.68%	21.04%	19.81%

1 Total returns are calculated based on the commencement of operations, 11/06/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.80%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

2

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of a $10,000 Investment in ASHR2 as of 11/30/14

2 Based on Net Asset Value from commencement of trading 11/06/13.

Sector Breakdown* as of 11/30/14

Financial	41.3%
Industrial	14.5%
Consumer, Cyclical	12.3%
Consumer, Non-cyclical	11.4%
Basic Materials	6.2%
Energy	3.8%
Communications	3.7%
Utilities	3.4%
Technology	2.6%
Diversified	0.8%

Total	100.0%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd., Class A	3.7%
China Merchants Bank Co. Ltd., Class A	3.1%
China Minsheng Banking Corp. Ltd., Class A	3.1%
Shanghai Pudong Development Bank, Class A	2.2%
Industrial Bank Co. Ltd., Class A	2.1%
CITIC Securities Co. Ltd., Class A	2.1%
Haitong Securities Co. Ltd., Class A	1.8%
China Vanke Co. Ltd., Class A	1.6%
Bank of Communications Co. Ltd., Class A	1.3%
China Pacific Insurance Group Co. Ltd., Class A	1.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 9.

3

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index. The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 38.13%, compared to an increase of 40.03% for the Underlying Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 500 Index
Six Months	38.13%	39.50%	40.03%
Since Inception[1]	42.00%	42.68%	44.35%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.80%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

4

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of a $10,000 Investment in ASHS2 as of 11/30/14

2 Based on Net Asset Value from commencement of trading 5/21/14.

Sector Breakdown* as of 11/30/14

Industrial	28.7%
Consumer, Non-cyclical	16.9%
Consumer, Cyclical	15.3%
Basic Materials	10.5%
Financial	9.6%
Technology	8.1%
Communications	4.0%
Utilities	2.8%
Energy	2.3%
Diversified	1.8%

Total	100.0%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Hundsun Technologies, Inc., Class A	1.1%
Pacific Securities Co. Ltd., Class A	0.8%
Beijing Teamsun Technology Co. Ltd., Class A	0.6%
Yuan Longping High-tech Agriculture Co. Ltd., Class A	0.5%
Wanxiang Qianchao Co. Ltd., Class A	0.5%
Pengxin International Mining Co. Ltd., Class A	0.5%
Xiamen ITG Group Corp. Ltd., Class A	0.5%
Jilin Yatai Group Co. Ltd., Class A	0.5%
Guangdong Golden Dragon Development, Inc., Class A	0.5%
China Aerospace Times Electronics Co. Ltd., Class A	0.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 14.

5

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest MSCI All China Equity ETF (CN)

The Deutsche X-trackers Harvest MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI All China Index (the “Underlying Index”). The Underlying Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The Underlying Index includes: A-shares, H-shares, B-shares, Red chips, and P chips along with China securities (including American Depository Receipts) that are listed on the NYSE Euronext (New York), the NASDAQ, the New York AMEX and the Singapore exchanges. The fund, using a passive approach or indexing approach, attempts to approximate the performance of the Underlying Index. CN expects to gain exposure to the China A-share components of the Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS), affiliated funds subadvised by Harvest Global Investments Limited.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 23.13%, compared to an increase of 23.91% for the Underlying Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI All China Index
Six Months	23.13%	25.31%	23.91%
Since Inception[1]	25.64%	27.72%	26.69%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 1.00%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest MSCI All China Equity ETF (CN) (Continued)

Growth of a $10,000 Investment in CN2 as of 11/30/14

2 Based on Net Asset Value from commencement of trading 4/30/14.

Sector Breakdown* as of 11/30/14

Exchange - Traded Funds	54.1%
Communications	15.4%
Financial	14.8%
Energy	4.6%
Consumer, Non-cyclical	2.7%
Consumer, Cyclical	2.4%
Industrial	2.2%
Utilities	1.6%
Technology	1.2%
Basic Materials	0.8%
Diversified	0.2%

Total	100.0%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	45.3%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	8.8%
Tencent Holdings Ltd.	3.9%
China Mobile Ltd.	3.6%
Baidu, Inc., ADR	3.2%
China Construction Bank Corp., Class H	2.6%
Industrial & Commercial Bank of China Ltd., Class H	2.4%
Bank of China Ltd., Class H	1.9%
Alibaba Group Holding Ltd., ADR	1.7%
CNOOC Ltd.	1.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 22.

7

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. In the most recent six-month period, Deutsche X-trackers Harvest MSCI All China Equity ETF limited these expenses; had it not done so, expenses would have been higher.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended November 30, 2014 (June 1, 2014 to November 30, 2014).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,338.49	0.81%	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	0.81%	$4.10
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,381.32	0.80%	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.80%	$4.05
Deutsche X-trackers Harvest MSCI All China Equity ETF
Actual	$1,000.00	$1,231.28	0.30%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

(1) Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 01, 2014 to November 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.7%
Basic Materials — 6.2%
Aluminum Corp. of China Ltd., Class A*	1,739,860	$1,231,634
Baoshan Iron & Steel Co. Ltd., Class A	3,001,867	2,462,068
China Hainan Rubber Industry Group Co. Ltd., Class A	718,600	1,074,684
China Minmetals Rare Earth Co. Ltd., Class A*	346,525	1,370,310
China Molybdenum Co. Ltd., Class A	129,335	189,004
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	352,257	698,782
Hebei Iron & Steel Co. Ltd., Class A	2,586,000	1,186,740
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd., Class A	872,919	3,196,206
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A	398,940	677,776
Inner Mongolia Yili Energy Co. Ltd., Class A	256,910	350,769
Inner Mongolian Baotou Steel Union Co. Ltd., Class A	4,816,000	2,476,577
Jiangxi Copper Co. Ltd., Class A	513,326	1,278,094
Jinduicheng Molybdenum Co. Ltd., Class A	597,200	906,733
Kingenta Ecological Engineering Group Co. Ltd., Class A	128,733	604,385
Kingfa Sci & Tech Co. Ltd., Class A	950,857	977,936
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,583,500	1,311,720
Qinghai Salt Lake Industry Co. Ltd., Class A	417,534	1,474,449
Rising Nonferrous Metals Share Co. Ltd., Class A*	82,399	631,837
Shandong Gold Mining Co. Ltd., Class A	235,760	698,648
Shandong Nanshan Aluminum Co. Ltd., Class A	699,059	893,021
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	873,689	1,167,288
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,339,403	845,709
Tongling Nonferrous Metals Group Co. Ltd., Class A	442,044	832,294
Wanhua Chemical Group Co. Ltd., Class A	654,399	1,897,704
Western Mining Co. Ltd., Class A	1,166,600	1,404,856
Xiamen Tungsten Co. Ltd., Class A	209,624	1,077,287
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	598,763	1,109,831
Yunnan Copper Industry Co. Ltd., Class A*	381,852	738,226
Yunnan Tin Co. Ltd., Class A*	276,900	734,945
Yunnan Yuntianhua Co. Ltd., Class A	265,203	422,944
Zhejiang Longsheng Group Co. Ltd., Class A	643,509	1,545,678
Zhongjin Gold Co. Ltd., Class A	903,433	1,446,669
Zijin Mining Group Co. Ltd., Class A	4,811,700	2,192,475

		39,107,279

	Number of Shares	Value

Communications — 3.7%
Chengdu B-Ray Media Co. Ltd., Class A	332,352	$642,529
China South Publishing & Media Group Co. Ltd., Class A	430,548	1,011,735
China Spacesat Co. Ltd., Class A	352,646	1,250,473
China United Network Communications Ltd., Class A	5,149,801	3,293,526
CITIC Guoan Information Industry Co. Ltd., Class A	567,085	858,241
Dr Peng Telcom & Media Group Co. Ltd., Class A	679,747	1,942,450
Fiberhome Telecommunication Technologies Co. Ltd., Class A	307,372	808,821
Guangdong Advertising Co. Ltd., Class A	274,191	1,044,112
Guangzhou Haige Communication Group, Inc. Co., Class A	413,400	1,264,755
Huawen Media Investment Group Corp., Class A	667,244	1,269,338
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	429,792	1,268,044
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	447,160	772,070
Jishi Media Co. Ltd., Class A	523,783	974,262
People.cn Co. Ltd., Class A	170,907	1,212,619
Searainbow Holding Corp., Class A*	433,200	1,992,227
Shenzhen Aisidi Co. Ltd., Class A	126,501	289,851
Wasu Media Holding Co. Ltd., Class A*	44,800	202,821
Zhe Jiang Daily Media Group Co. Ltd., Class A	134,700	389,523
ZTE Corp., Class A	1,198,678	3,058,628

		23,546,025

Consumer, Cyclical — 12.3%
Air China Ltd., Class A	1,037,773	949,111
Beiqi Foton Motor Co. Ltd., Class A	984,000	983,199
BesTV New Media Co. Ltd., Class A	391,232	2,579,139
Byd Co. Ltd., Class A	289,031	2,036,622
China Avic Electronics Co. Ltd., Class A	306,168	1,306,881
China Eastern Airlines Corp. Ltd., Class A*	1,552,900	1,331,779
China International Travel Service Corp. Ltd., Class A	182,876	1,251,711
China Southern Airlines Co. Ltd., Class A	2,124,400	1,431,248
Chongqing Changan Automobile Co. Ltd., Class A	1,133,773	2,712,199
FAW CAR Co. Ltd., Class A	483,900	996,149
Fuyao Glass Industry Group Co. Ltd., Class A	860,230	1,588,871
Great Wall Motor Co. Ltd., Class A	254,222	1,507,129
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,453,913	7,166,644
Guangdong Alpha Animation and Culture Co. Ltd., Class A	123,281	599,252
Guangzhou Automobile Group Co. Ltd., Class A	518,148	688,053
Hainan Airlines Co. Ltd., Class A*	3,591,000	1,671,319

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Haining China Leather Market Co. Ltd., Class A	341,722	$774,644
Hisense Electric Co. Ltd., Class A	477,740	884,733
Huayu Automotive Systems Co. Ltd., Class A	618,302	1,519,343
Hubei Energy Group Co. Ltd., Class A	1,163,800	1,217,776
Liaoning Cheng Da Co. Ltd., Class A*	812,403	2,486,786
Midea Group Co. Ltd., Class A	1,028,637	3,701,084
Minmetals Development Co. Ltd., Class A	252,200	588,535
Pang Da Automobile Trade Co. Ltd., Class A*	485,401	481,056
Qingdao Haier Co. Ltd., Class A	946,943	2,636,647
SAIC Motor Corp. Ltd., Class A	1,983,855	6,385,786
Shanghai Bailian Group Co. Ltd., Class A	474,286	1,256,530
Shanghai Jahwa United Co. Ltd., Class A	295,218	1,690,117
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	157,160	289,000
Shanghai Oriental Pearl Group Co. Ltd., Class A	956,500	2,291,242
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	570,974	1,385,390
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	175,466	914,022
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	609,751	1,195,687
Shenzhen MTC Co. Ltd., Class A*	388,588	516,009
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,210,140	2,298,258
Sichuan Changhong Electric Co. Ltd., Class A	2,707,500	2,163,356
Suning Commerce Group Co. Ltd., Class A*	2,689,986	3,646,475
TCL Corp., Class A	4,478,000	2,375,635
Weichai Power Co. Ltd., Class A	648,709	2,303,471
Weifu High-Technology Group Co. Ltd., Class A	353,780	1,517,022
Xiamen C & D, Inc., Class A	1,039,711	1,407,714
Youngor Group Co. Ltd., Class A	954,300	1,497,063
Zhengzhou Yutong Bus Co. Ltd., Class A	501,170	1,522,676

		77,745,363

Consumer, Non-cyclical — 11.3%
Beijing Dabeinong Technology Group Co. Ltd., Class A	473,134	1,137,985
Beijing SL Pharmaceutical Co. Ltd., Class A	170,548	1,149,846
Beijing Tongrentang Co. Ltd., Class A	403,725	1,311,367
Beijing Yanjing Brewery Co. Ltd., Class A	861,117	1,050,997
Beingmate Baby & Child Food Co. Ltd., Class A	372,572	1,004,641
Bright Dairy & Food Co. Ltd., Class A	382,741	990,331
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	215,578	735,667

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	226,500	$783,996
Gansu Yasheng Industrial Group Co., Class A	931,900	1,348,184
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	526,629	1,308,645
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	320,239	1,373,718
Harbin Pharmaceutical Group Co. Ltd., Class A	575,600	735,307
Henan Shuanghui Investment & Development Co. Ltd., Class A	395,540	1,907,861
Huadong Medicine Co. Ltd., Class A	131,417	1,116,777
Hualan Biological Engineering, Inc., Class A	172,500	1,047,071
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,502,350	5,997,176
Jiangsu Hengrui Medicine Co. Ltd., Class A	451,201	2,619,095
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	201,379	1,974,137
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	434,625	2,033,437
Jointown Pharmaceutical Group Co. Ltd., Class A	205,285	582,615
Kangmei Pharmaceutical Co. Ltd., Class A	937,187	2,379,189
Kweichow Moutai Co. Ltd., Class A	274,941	6,972,630
Luzhou Laojiao Co. Ltd., Class A	430,824	1,255,664
MeiHua Holdings Group Co., Class A	939,685	1,003,146
New Hope Liuhe Co. Ltd., Class A	418,232	993,684
Shandong Dong-E E-Jiao, Class A	309,933	1,753,681
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	695,054	2,298,372
Shanghai International Port Group Co. Ltd., Class A	2,771,300	2,593,161
Shanghai RAAS Blood Products Co. Ltd., Class A	28,200	208,987
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	166,850	516,162
Shenzhen Agricultural Products Co. Ltd., Class A	816,519	1,526,737
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	136,202	589,359
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	116,067	657,115
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	69,400	362,190
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	215,267	1,140,267
Tasly Pharmaceutical Group Co. Ltd., Class A	387,890	2,542,589
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	432,897	1,440,642
Tsingtao Brewery Co. Ltd., Class A	215,655	1,373,945
Wuliangye Yibin Co. Ltd., Class A	1,159,185	3,414,361

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	131,044	$409,233
Yantai Changyu Pioneer Wine Co. Ltd., Class A	86,291	414,815
Yonghui Superstores Co. Ltd., Class A	992,270	1,261,128
Yunnan Baiyao Group Co. Ltd., Class A	312,012	2,842,889
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	45,921	660,904
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	305,173	833,328
Zhejiang Medicine Co. Ltd., Class A	393,850	689,638
Zhejiang NHU Co. Ltd., Class A	338,064	824,667
Zhejiang Yasha Decoration Co. Ltd., Class A	226,964	724,290

		71,891,626

Diversified — 0.8%
AVIC Capital Co. Ltd., Class A	264,325	809,966
China Baoan Group Co. Ltd., Class A	910,000	1,972,531
Humanwell Healthcare Group Co. Ltd., Class A	259,599	1,072,615
Zhejiang China Commodities City Group Co. Ltd., Class A	825,509	1,441,450

		5,296,562

Energy — 3.8%
China Coal Energy Co. Ltd., Class A	1,120,000	925,891
China Oilfield Services Ltd., Class A	352,339	982,192
China Petroleum & Chemical Corp., Class A	3,390,615	2,974,030
China Shenhua Energy Co. Ltd., Class A	1,999,327	5,202,480
Guizhou Panjiang Refined Coal Co. Ltd., Class A	303,270	495,991
Henan Dayou Energy Co. Ltd., Class A	301,792	327,576
Jizhong Energy Resources Co. Ltd., Class A	487,909	629,637
Offshore Oil Engineering Co. Ltd., Class A	1,080,400	1,399,509
PetroChina Co. Ltd., Class A	2,353,106	3,128,540
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	721,996	606,265
SDIC Xinji Energy Co. Ltd., Class A	604,059	529,842
Shaanxi Coal Industry Co. Ltd., Class A	302,500	324,406
Shanxi Coal International Energy Group Co. Ltd., Class A	604,900	527,626
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	429,300	667,179
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	562,961	941,780
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	958,479	1,091,839
Wintime Energy Co. Ltd., Class A	1,237,440	932,359
Yang Quan Coal Industry Group Co. Ltd., Class A	735,609	902,602
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	220,923	1,194,314
Yanzhou Coal Mining Co. Ltd., Class A	352,230	606,443

		24,390,501

	Number of Shares	Value

Financial — 41.2%
Agricultural Bank of China Ltd., Class A	15,750,170	$7,304,798
Bank of Beijing Co. Ltd., Class A	3,847,282	5,747,445
Bank of China Ltd., Class A	3,944,300	2,137,432
Bank of Communications Co. Ltd., Class A	9,503,532	8,258,562
Bank of Nanjing Co. Ltd., Class A	1,262,715	2,739,136
Bank of Ningbo Co. Ltd., Class A	700,749	1,552,025
Beijing Capital Development Co. Ltd., Class A	688,955	820,692
Changjiang Securities Co. Ltd., Class A	2,019,092	3,249,605
China CITIC Bank Corp. Ltd., Class A	1,790,400	1,780,202
China Construction Bank Corp., Class A	5,804,300	4,439,416
China Everbright Bank Co. Ltd., Class A	11,951,100	7,390,428
China Fortune Land Development Co. Ltd., Class A	311,939	1,799,550
China Life Insurance Co. Ltd., Class A	912,245	3,355,043
China Merchants Bank Co. Ltd., Class A	9,915,037	19,604,183
China Merchants Property Development Co. Ltd., Class A	618,966	1,710,341
China Merchants Securities Co. Ltd., Class A	1,417,757	4,185,209
China Minsheng Banking Corp. Ltd., Class A	16,411,549	19,576,347
China Pacific Insurance Group Co. Ltd., Class A	1,907,011	7,485,290
China Vanke Co. Ltd., Class A	5,821,206	10,325,654
CITIC Securities Co. Ltd., Class A	4,735,794	13,301,841
Financial Street Holdings Co. Ltd., Class A	1,468,328	1,768,206
Founder Securities Co. Ltd., Class A*	2,325,600	3,742,910
Gemdale Corp., Class A	2,667,900	3,881,371
GF Securities Co. Ltd., Class A	1,587,370	4,626,493
Guanghui Energy Co. Ltd., Class A*	1,909,989	2,464,803
Guoyuan Securities Co. Ltd., Class A	603,801	2,153,835
Haitong Securities Co. Ltd., Class A	4,905,800	11,543,998
Hong Yuan Securities Co. Ltd., Class A	938,400	2,681,579
Huatai Securities Co. Ltd., Class A	1,485,837	4,074,264
Huaxia Bank Co. Ltd., Class A	2,696,600	4,467,272
Industrial & Commercial Bank of China Ltd., Class A	10,206,603	6,710,281
Industrial Bank Co. Ltd., Class A	6,870,359	13,573,012
Industrial Securities Co. Ltd., Class A	1,905,712	3,532,312
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	215,640	390,222
Jinke Properties Group Co. Ltd., Class A	239,403	555,166
Luxin Venture Capital Group Co. Ltd., Class A	129,307	490,293
New China Life Insurance Co. Ltd., Class A	515,712	3,515,570
Northeast Securities Co. Ltd., Class A	602,972	1,425,742
Ping An Bank Co. Ltd., Class A	3,442,252	6,968,530
Ping An Insurance Group Co. of China Ltd., Class A	2,875,337	23,222,615
Poly Real Estate Group Co. Ltd., Class A	3,903,175	4,573,289
RiseSun Real Estate Development Co. Ltd., Class A	342,470	701,102
Sealand Securities Co. Ltd., Class A	429,193	1,039,283

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Shanghai Chengtou Holding Co. Ltd., Class A	671,284	$789,810
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	255,415	1,374,960
Shanghai Pudong Development Bank, Class A	6,783,547	13,688,524
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	475,030	847,246
Shanxi Securities Co. Ltd., Class A	606,500	1,221,883
Sinolink Securities Co. Ltd., Class A	940,288	2,611,996
SooChow Securities Co. Ltd., Class A	659,002	1,768,420
Southwest Securities Co. Ltd., Class A	662,900	1,137,016
Suning Universal Co. Ltd., Class A	504,900	487,235
Western Securities Co. Ltd., Class A	215,604	734,703
Xinhu Zhongbao Co. Ltd., Class A	1,478,300	1,467,474

		260,994,614

Industrial — 14.4%
Anhui Conch Cement Co. Ltd., Class A	1,218,198	3,608,007
AVIC Aircraft Co. Ltd., Class A	814,795	2,006,159
BBMG Corp., Class A	652,400	943,830
Beijing Capital Co. Ltd., Class A	656,200	830,795
Beijing Orient Landscape Co. Ltd., Class A	244,744	687,036
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	519,968	1,386,863
China CAMC Engineering Co. Ltd., Class A	187,034	791,356
China CNR Corp. Ltd., Class A	1,810,607	1,900,474
China Communications Construction Co. Ltd., Class A	1,430,800	1,764,925
China CSSC Holdings Ltd., Class A	421,872	2,573,111
China Gezhouba Group Co. Ltd., Class A	1,221,753	1,163,101
China International Marine Containers Group Co. Ltd., Class A	522,648	1,542,003
China National Chemical Engineering Co. Ltd., Class A	1,206,680	1,396,175
China Railway Construction Corp. Ltd., Class A	1,869,100	2,652,327
China Railway Group Ltd., Class A	3,777,800	3,129,211
China Shipbuilding Industry Co. Ltd., Class A	4,225,700	4,346,042
China Shipping Container Lines Co. Ltd., Class A*	1,899,100	1,094,030
China State Construction Engineering Corp. Ltd., Class A	9,089,300	6,182,794
China XD Electric Co. Ltd., Class A	1,136,390	1,015,261
CPT Technology Group Co. Ltd., Class A*	184,475	570,687
CSG Holding Co. Ltd., Class A	786,699	1,051,066
CSR Corp. Ltd., Class A	2,083,601	1,966,621
Daqin Railway Co. Ltd., Class A	3,568,132	5,562,686
Dongfang Electric Corp. Ltd., Class A	398,661	1,058,771
Dongxu Optoelectronic Technology Co. Ltd., Class A*	431,000	537,961
Fangda Carbon New Material Co. Ltd., Class A	521,200	918,567

	Number of Shares	Value

Industrial (Continued)
GoerTek, Inc., Class A	476,820	$2,074,109
Guangshen Railway Co. Ltd., Class A	1,976,600	1,116,160
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	736,441	2,316,584
Han’s Laser Technology Industry Group Co. Ltd., Class A	527,659	1,489,810
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	501,015	2,693,007
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	261,173	1,140,746
Luxshare Precision Industry Co. Ltd., Class A	141,800	690,886
Metallurgical Corp. of China Ltd., Class A	2,959,100	1,401,299
NARI Technology Development Co. Ltd., Class A	872,067	2,240,836
Neway Valve Suzhou Co. Ltd., Class A	87,948	310,144
Ningbo Port Co. Ltd., Class A	2,340,100	1,519,447
Power Construction Corp. of China Ltd., Class A	2,320,500	1,593,574
Sany Heavy Industry Co. Ltd., Class A	1,860,623	1,989,307
Shanghai Construction Group Co. Ltd., Class A	682,792	708,904
Shanghai International Airport Co. Ltd., Class A	584,710	1,653,744
Shenzhen Laibao Hi-tech Co. Ltd., Class A	286,409	615,232
Shenzhen O-film Tech Co. Ltd., Class A	384,068	1,405,645
Sound Environmental Resources Co. Ltd., Class A	304,317	1,198,944
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	527,024	1,536,046
Tangshan Jidong Cement Co. Ltd., Class A	342,847	552,349
TBEA Co. Ltd., Class A	1,916,554	3,228,044
Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd., Class A*	218,519	773,796
XCMG Construction Machinery Co. Ltd., Class A	742,224	1,233,215
Xi’ An Aero-Engine PLC, Class A	350,257	1,584,564
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	747,494	1,468,227
Xinxing Ductile Iron Pipes, Class A	1,275,700	1,027,618
XJ Electric Co. Ltd., Class A	365,393	1,183,291
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,681,800	2,251,926

		91,677,313

Technology — 2.6%
Aisino Co. Ltd., Class A	345,107	1,551,156
BOE Technology Group Co. Ltd., Class A*	6,092,000	2,696,540
DHC Software Co. Ltd., Class A	444,331	1,281,293
Glodon Software Co. Ltd., Class A	220,774	845,372
Iflytek Co. Ltd., Class A	342,105	1,711,917
Neusoft Corp., Class A	522,080	1,355,114
Sanan Optoelectronics Co. Ltd., Class A	727,830	1,672,410

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Technology (Continued)
Tsinghua Tongfang Co. Ltd., Class A	898,600	$1,819,135
Universal Scientific Industrial Shanghai Co. Ltd., Class A	126,703	652,381
Yonyou Software Co. Ltd., Class A	326,874	1,308,028
Zhejiang Dahua Technology Co. Ltd., Class A	347,913	1,372,402

		16,265,748

Utilities — 3.4%
Chengdu Xingrong Investment Co. Ltd., Class A	1,090,500	1,070,092
China Yangtze Power Co. Ltd., Class A	3,001,721	4,283,985
Chongqing Water Group Co. Ltd., Class A	571,700	637,290
Datang International Power Generation Co. Ltd., Class A	1,808,227	1,350,653
GD Power Development Co. Ltd., Class A	5,238,100	2,531,677
Huadian Power International Corp. Ltd., Class A	1,278,876	980,229
Huaneng Power International, Inc., Class A	2,554,545	2,768,636
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A	1,775,450	933,231
SDIC Power Holdings Co. Ltd., Class A	2,028,912	2,410,262
Shenergy Co. Ltd., Class A	1,387,822	1,212,792
Shenzhen Energy Group Co. Ltd., Class A	476,900	676,740
Shenzhen Gas Corp. Ltd., Class A	257,379	338,006
Sichuan Chuantou Energy Co. Ltd., Class A	617,275	1,689,596
Zhejiang Zheneng Electric Power Co. Ltd., Class A	476,490	469,899

		21,353,088

TOTAL COMMON STOCKS (Cost $531,388,863)		632,268,119

TOTAL INVESTMENTS — 99.7% (Cost $531,388,863)		$632,268,119
Other assets less liabilities — 0.3%		1,730,520

NET ASSETS — 100.0%		$633,998,639

* Non-income producing security.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Basic Materials — 10.3%
Baoji Titanium Industry Co. Ltd., Class A	13,200	$38,730
Befar Group Co. Ltd., Class A	20,200	31,459
CEFC Anhui International Holding Co. Ltd.	27,302	62,157
ChenZhou Mining Group Co. Ltd., Class A	42,500	69,923
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	5,608	19,995
Cofco Biochemical Co. Ltd., Class A	46,885	51,272
Danhua Chemical Technology Co. Ltd., Class A*	28,600	36,349
FSPG Hi-Tech Co. Ltd., Class A	40,600	46,711
Goldleaf Jewelry Co. Ltd., Class A	20,200	36,554
Guangdong Hec Technology Holding Co. Ltd., Class A	20,602	56,391
Guangdong Highsun Group Co. Ltd., Class A	22,600	32,512
Hebei Veyong Bio-Chemical Co. Ltd., Class A*	12,000	26,656
Henan Billions Chemicals Co. Ltd., Class A	6,400	23,538
Hengyi Petrochemical Co. Ltd., Class A	21,000	26,109
Hubei Biocause Pharmaceutical Co. Ltd., Class A*	47,600	31,759
Hubei Fuxing Science And Technology Co. Ltd., Class A	34,900	52,591
Hubei Xingfa Chemicals Group Co. Ltd., Class A	20,800	49,047
Hubei Yihua Chemical Industry Co. Ltd., Class A	55,200	59,467
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	69,300	95,858
Inner Mongolia Xingye Mining Co. Ltd., Class A	16,900	31,820
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A	24,400	36,650
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	36,300	56,946
Jilin Ji En Nickel Industry Co. Ltd., Class A	27,900	71,464
Juli Sling Co. Ltd., Class A	27,000	30,669
Lianhe Chemical Technology Co. Ltd., Class A	33,559	83,447
Luxi Chemical Group Co. Ltd., Class A*	62,200	47,169
Nanjing Redsun Co. Ltd., Class A	11,700	30,311
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A	5,800	28,976
Ningxia Orient Tantalum Industry Co. Ltd., Class A	16,000	32,469
Pengxin International Mining Co. Ltd., Class A*	53,000	122,475
PetroChina Jinhong Energy Investment Co. Ltd., Class A	10,800	40,968
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	16,800	53,038
Shandong Chenming Paper Holdings Ltd., Class A	53,800	46,139
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	40,600	61,775

	Number of Shares	Value
Basic Materials (Continued)
Shandong Humon Smelting Co. Ltd., Class A*	14,000	$39,004
Shandong Jinling Mining Co. Ltd., Class A	18,200	26,567
Shandong Sun Paper Industry JSC Ltd., Class A	42,000	27,408
Shanghai 3F New Materials Co., Class A	16,700	40,221
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	14,000	20,049
Shanxi Coking Co. Ltd., Class A*	36,600	38,953
Shengda Mining Co. Ltd., Class A*	5,600	13,806
Sichuan EM Technology Co. Ltd., Class A	15,400	25,211
Sichuan Hebang Corp. Ltd., Class A	18,600	35,172
Sichuan Jinlu Group Co. Ltd., Class A*	37,000	45,098
Sichuan Western Resources Holding Co. Ltd., Class A*	13,700	33,642
Stanley Fertilizer Co. Ltd., Class A	7,000	39,426
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	56,600	59,870
Tibet Mineral Development Co. Ltd., Class A	22,400	53,476
Xinjiang Joinworld Co. Ltd., Class A	23,800	28,351
Xinjiang Zhongtai Chemical Co. Ltd., Class A	59,000	71,338
Yueyang Forest & Paper Co. Ltd., Class A	44,200	41,071
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	23,800	55,191
Zhejiang Juhua Co. Ltd., Class A	55,600	62,250
Zhejiang Runtu Co. Ltd., Class A	23,700	65,835
Zhejiang Satellite Petrochemical Co. Ltd., Class A	14,100	31,206
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	32,800	54,338
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,000	39,596

		2,568,473

Communications — 3.9%
Anhui Xinhua Media Co. Ltd., Class A	11,200	30,000
Beijing Gehua CATV Network Co. Ltd., Class A	38,200	95,050
Central China Land Media Co. Ltd.	8,200	21,004
Changjiang Publishing & Media Co. Ltd., Class A*	25,600	38,535
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	6,900	29,397
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	61,800	66,476
Datang Telecom Technology Co. Ltd., Class A*	21,000	58,950
Eastern Communications Co. Ltd., Class A	23,262	37,969
Focus Technology Co. Ltd., Class A	2,800	29,777
Fujian Star-net Communication Co. Ltd., Class A	8,000	35,554
Guangdong Guangzhou Daily Media Co. Ltd., Class A	16,800	46,477
Guomai Technologies, Inc., Class A	21,000	24,332
Hengtong Optic-electric Co. Ltd., Class A	11,700	36,081

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Communications (Continued)
Insigma Technology Co. Ltd., Class A	51,000	$73,366
Jiangsu Zhongtian Technologies Co. Ltd., Class A	35,800	91,174
Northern United Publishing & Media Group Co. Ltd., Class A	13,600	27,753
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	23,800	37,336
Shanghai Xinhua Media Co. Ltd., Class A	31,800	64,376
Shenzhen Coship Electronics Co. Ltd., Class A*	29,200	46,901
Shenzhen Topway Video Communication Co. Ltd., Class A	8,300	20,193
Time Publishing and Media Co. Ltd., Class A	12,600	37,380
Wuhan Fingu Electronic Technology Co. Ltd., Class A	9,800	19,903

		967,984

Consumer, Cyclical — 15.0%
Anhui Huamao Textile Co., Class A	34,200	37,122
Anhui Jianghuai Automobile Co. Ltd., Class A	52,000	97,908
Beijing Capital Retailing Group Co. Ltd., Class A	20,200	24,260
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A	14,200	43,651
Beijing WKW Automotive Parts Co. Ltd., Class A	11,000	27,138
Besttone Holdings Co. Ltd., Class A	12,600	39,676
Better Life Commercial Chain Share Co. Ltd., Class A	11,100	29,606
Bros Eastern Co. Ltd., Class A	14,000	24,970
China Automotive Engineering Research Institute Co. Ltd., Class A	11,200	23,566
China CYTS Tours Holding Co. Ltd., Class A	31,100	86,746
China Meheco Co. Ltd., Class A	24,300	54,690
China Television Media Ltd., Class A	9,800	33,028
Chongqing Department Store, Class A	9,800	36,282
CMST Development Co. Ltd., Class A	57,200	83,403
CNHTC Jinan Truck Co. Ltd., Class A	9,800	25,086
Dashang Group Co. Ltd., Class A	18,200	100,967
Dongfeng Automobile Co. Ltd., Class A	48,400	43,950
Dongguan Souyute Fashion Co. Ltd., Class A	9,920	25,555
Eastern Gold Jade Co. Ltd., Class A*	12,600	52,779
Elec-Tech International Co. Ltd., Class A*	58,900	78,981
Fangda Special Steel Technology Co. Ltd., Class A	32,200	23,737
FAWER Automotive Parts Ltd. Co., Class A	19,400	25,825
Fengfan Stock Ltd. Co., Class A	19,600	46,759
Fujian Septwolves Industry Co. Ltd., Class A	27,900	48,672
Guangdong Chj Industry Co. Ltd., Class A	20,500	29,657
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	5,500	15,448

	Number of Shares	Value
Consumer, Cyclical (Continued)
Guangdong Yihua Timber Industry Co. Ltd., Class A	70,500	$65,280
Guangzhou Friendship Group Co. Ltd., Class A	3,200	4,859
Guangzhou Pearl River Piano Group Co. Ltd., Class A	11,300	22,618
Guirenniao Co. Ltd., Class A	7,300	16,548
Haima Automobile Group Co. Ltd., Class A*	60,400	52,389
Hangzhou Robam Appliances Co. Ltd., Class A	9,277	50,408
Hefei Department Store Group Co. Ltd., Class A	33,500	37,234
Hefei Rongshida Sanyo Electric Co. Ltd., Class A	13,000	27,290
Heilan Home Co. Ltd., Class A	55,044	94,591
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	21,999	31,110
Huangshan Tourism Development Co. Ltd., Class A	7,600	18,032
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	20,900	48,194
Jiangling Motors Corp. Ltd., Class A	12,600	61,924
Jiangsu Guotai International Group Guomao Co. Ltd., Class A	11,200	30,930
Jiangsu Sunshine Co. Ltd., Class A*	86,800	57,066
Jiangsu Yueda Investment Co. Ltd., Class A	41,200	74,958
Joeone Co. Ltd., Class A	10,500	22,657
Joyoung Co. Ltd., Class A	18,500	33,538
Lancy Co. Ltd., Class A	3,500	14,125
Lao Feng Xiang Co. Ltd., Class A	7,200	37,435
Lifan Industry Group Co. Ltd., Class A	18,200	30,299
Loncin Motor Co. Ltd., Class A	16,400	43,982
Luolai Home Textile Co. Ltd., Class A	7,082	28,466
Luthai Textile Co. Ltd., Class A	27,200	47,982
Markor International Home Furnishings Co. Ltd., Class A	22,100	34,885
MeiDu Energy Corp., Class A	64,790	61,047
Nanjing Central Emporium, Class A	10,400	19,785
Ningbo Huaxiang Electronic Co. Ltd., Class A	25,800	63,188
Ningbo Joyson Electronic Corp., Class A*	10,400	37,166
Ningbo Shanshan Co. Ltd., Class A	17,400	49,666
Ningbo Yunsheng Group Co. Ltd., Class A	22,300	61,838
Ningxia Zhongyin Cashmere Co. Ltd., Class A	15,840	11,961
Rainbow Department Store Co. Ltd., Class A	9,800	20,381
Shanghai Haixin Group Co., Class A*	35,600	50,634
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	10,400	42,497
Shanghai Lansheng Corp., Class A	12,600	40,783
Shanghai New World Co. Ltd., Class A	25,800	44,337
Shunfa Hengye Corp., Class A	19,500	21,705
Sichuan Chengfei Integration Technology Co. Ltd., Class A	9,200	81,280

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Sinochem International Corp., Class A	51,000	$71,624
Sinomach Automobile Co. Ltd., Class A	10,800	36,064
Sunny Loan Top Co. Ltd., Class A	19,600	35,404
Sunvim Group Co. Ltd., Class A	44,600	38,032
Suofeiya Home Collection Co. Ltd., Class A	8,400	30,962
Tianjin Faw Xiali Automobile Co. Ltd., Class A*	29,400	29,711
TongKun Group Co. Ltd., Class A	17,200	22,560
Vtron Technologies Ltd., Class A	25,200	36,211
Wanxiang Qianchao Co. Ltd., Class A	56,900	125,653
Wenfeng Great World Chain Development Corp., Class A	14,000	19,456
Wuhan Department Store Group Co. Ltd., Class A*	15,461	35,828
Wuxi Little Swan Co. Ltd., Class A	13,905	27,086
Xiamen ITG Group Corp. Ltd., Class A	72,248	122,275
Yantai Tayho Advanced Materials Co. Ltd., Class A*	21,600	37,998
Yotrio Group Co. Ltd., Class A	10,000	24,248
Zhejiang Aokang Shoes Co. Ltd., Class A	7,000	19,365
Zhejiang Baoxiniao Garment Co. Ltd., Class A	19,800	29,321
Zhejiang Haiyue Co. Ltd., Class A	18,800	43,566
Zhejiang Huafeng Spandex Co. Ltd., Class A	26,200	43,361
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	25,200	42,568
Zhejiang Ming Jewelry Co. Ltd., Class A	12,569	22,336
Zhejiang Orient Holdings Co., Class A	18,200	54,112
Zhejiang Supor Cookware Co. Ltd., Class A	7,400	21,363

		3,721,634

Consumer, Non-cyclical — 16.5%
Angel Yeast Co. Ltd., Class A	12,500	40,521
Anhui Golden Seed Winery Co. Ltd., Class A	23,800	37,220
Anhui Gujing Distillery Co. Ltd., Class A	7,000	30,404
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	14,700	9,832
Beijing Sanyuan Foods Co. Ltd., Class A*	21,600	31,776
Beijing Shunxin Agriculture Co. Ltd., Class A	14,000	40,075
Beijing Tiantan Biological Products Co., Class A*	15,400	69,645
Chacha Food Co. Ltd., Class A	8,500	29,643
China Animal Husbandry Industry Co. Ltd., Class A	10,400	26,960
China National Accord Medicines Corp. Ltd., Class A	7,000	50,828
China National Medicines Corp. Ltd., Class A	17,000	79,703
Chongqing Brewery Co., Class A	14,200	37,528
Chuying Agro-pastoral Group Co. Ltd., Class A	28,300	48,310
COFCO Tunhe Co. Ltd., Class A	25,200	29,814

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Dalian Port PDA Co. Ltd., Class A	61,700	$46,187
Dalian Yi Qiao Marine Seeds Co. Ltd., Class A	11,100	28,396
Eternal Asia Supply Chain Management Ltd., Class A	27,000	58,789
Gansu Ronghua Industry Group Co. Ltd., Class A*	40,600	41,162
Guangdong Haid Group Co. Ltd., Class A	19,600	34,894
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,600	48,492
Guangzhou Zhujiang Brewery Co. Ltd., Class A	12,600	33,914
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	11,279	36,085
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	7,000	50,076
Hainan Haiyao Co. Ltd., Class A	24,400	67,184
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	15,550	60,100
Hebei Chengde Lolo Co., Class A	18,100	65,596
Henan Rebecca Hair Products Co. Ltd., Class A	40,000	31,766
Hengkang Medical Group Co. Ltd., Class A	18,305	65,922
Huapont-Nutrichem Co. Ltd., Class A	19,500	58,643
Inner Mongolia Jinyu Group Ltd., Class A	16,900	100,712
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	21,240	89,351
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	9,920	43,910
Jiangsu Sihuan Bioengineering Co. Ltd., Class A*	62,200	60,226
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	12,600	55,321
Jiangzhong Pharmaceutical Co. Ltd., Class A	11,200	38,239
Jianxin Mining Co. Ltd., Class A*	21,000	26,656
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	15,400	38,594
Jinling Pharmaceutical Co. Ltd., Class A	15,400	36,338
Jiugui Liquor Co. Ltd., Class A*	14,000	32,010
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	38,000	46,874
Kunming Pharmaceutical Corp., Class A	15,496	68,515
Livzon Pharmaceutical Group, Inc., Class A	6,600	52,800
Luoniushan Co. Ltd., Class A	53,800	70,566
Mayinglong Pharmaceutical Group Co. Ltd., Class A	12,600	46,156
Muyuan Foodstuff Co. Ltd., Class A	4,300	40,446
North China Pharmaceutical Co. Ltd., Class A*	49,600	53,676
PKU HealthCare Corp. Ltd., Class A	22,700	65,643
Pubang Landscape Architecture Co. Ltd., Class A	16,800	38,603
Qinghai Huzhu Barley Wine Co. Ltd., Class A	11,200	33,354
Renhe Pharmacy Co. Ltd., Class A	36,400	47,507

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Rizhao Port Co. Ltd., Class A	93,600	$63,822
Sanquan Food Co. Ltd., Class A	9,700	36,685
Shandong Denghai Seeds Co. Ltd., Class A	8,400	47,557
Shandong Homey Aquatic Development Co. Ltd., Class A	26,646	27,101
Shanghai Jinfeng Wine Co. Ltd., Class A	18,800	28,361
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	23,800	88,616
Shanghai Maling Aquarius Co. Ltd., Class A	30,000	44,426
Shantou Dongfeng Printing Co. Ltd., Class A*	14,000	27,590
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	9,800	22,646
Shenzhen Glory Medical Co. Ltd., Class A	12,500	55,879
Shenzhen Grandland Decoration Group Co. Ltd., Class A	12,800	33,474
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	26,900	61,986
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	33,800	55,994
Shinva Medical Instrument Co. Ltd., Class A	16,829	93,908
Sichuan Tuopai Shede Wine Co. Ltd., Class A	16,800	41,282
TangShan Port Group Co. Ltd., Class A	49,600	57,551
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	5,600	31,249
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A	29,400	28,658
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,600	32,048
Tieling Newcity Investment Holding Ltd., Class A*	22,600	56,711
Tongwei Co. Ltd., Class A	19,600	31,609
V V Food & Beverage Co. Ltd., Class A	47,400	43,350
Xiandai Investment Co. Ltd., Class A	43,120	47,365
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	14,200	44,622
Xinjiang Yilite Industry Co. Ltd., Class A	13,600	24,766
Yabao Pharmaceutical Group Co. Ltd., Class A	33,680	54,151
Yuan Longping High-tech Agriculture Co. Ltd., Class A	42,600	135,252
Zhangzidao Group Co. Ltd., Class A	11,800	29,687
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	24,400	68,614
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	30,060	42,509
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	28,600	67,812
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A*	18,200	30,091
Zhongbai Holdings Group Co. Ltd., Class A	33,000	45,163

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	16,800	$100,062
Zhuzhou Qianjin Pharmaceutical Co. Ltd., Class A	12,600	33,668

		4,109,227

Diversified — 1.8%
Anyuan Coal Industry Group Co. Ltd., Class A	23,800	21,224
Jilin Yatai Group Co. Ltd., Class A	107,700	120,231
Metro Land Corp. Ltd., Class A	22,400	26,282
Nanjing Gaoke Co. Ltd., Class A	22,400	63,136
Orient Group, Inc., Class A	81,100	107,957
Silver Plaza Group Co. Ltd., Class A	22,400	30,656
Tianjin TEDA Co. Ltd., Class A	63,100	70,237

		439,723

Energy — 2.2%
Anhui Hengyuan Coal Industry and Electric Power Co. Ltd., Class A	30,700	36,770
Beijing Haohua Energy Resource Co. Ltd., Class A	29,500	35,813
Changchun Gas Co. Ltd., Class A	16,000	21,611
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	13,200	22,190
Hareon Solar Technology Co. Ltd., Class A*	28,344	39,714
Henan Shenhuo Coal & Power Co. Ltd., Class A	69,400	57,033
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	24,100	34,395
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	24,700	21,866
Jiangsu Zongyi Co. Ltd., Class A*	47,600	77,616
Kailuan Energy Chemical Co. Ltd., Class A	38,000	37,722
Kingdream PLC, Class A	9,600	33,994
Oriental Energy Co. Ltd., Class A	16,000	38,275
Qitaihe Baotailong Coal & Coal Chemicals PCL, Class A*	9,800	19,233
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	13,000	24,985
Shanghai Datun Energy Resources Co. Ltd., Class A*	17,200	28,718
Wuhan Kaidi Electric Power Co. Ltd., Class A*	13,200	21,459

		551,394

Financial — 9.4%
Anxin Trust Co. Ltd., Class A	19,641	94,385
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	32,800	43,929
Beijing Huaye Realestate Co. Ltd., Class A*	37,600	43,994
Beijing Urban Construction Investment & Development Co. Ltd., Class A	36,500	83,216
Black Peony Group Co. Ltd., Class A	18,200	20,999
Bohai Leasing Co. Ltd., Class A	21,300	43,813
China Enterprise Co. Ltd., Class A	78,560	81,053

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Financial (Continued)
China Sports Industry Group Co. Ltd., Class A	38,800	$98,878
Cinda Real Estate Co. Ltd., Class A	37,000	30,889
COFCO Property Group Co. Ltd., Class A	55,200	55,335
Deluxe Family Co. Ltd., Class A	61,400	63,348
Geo-Jade Petroleum Corp., Class A	41,400	74,042
Greattown Holdings Ltd., Class A*	19,000	24,395
Hainan Expressway Co. Ltd., Class A	48,200	37,807
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	24,500	30,301
Huafa Industrial Co. Ltd. Zhuhai, Class A	39,800	79,535
Huayuan Property Co. Ltd., Class A	33,100	22,354
Macrolink Real Estate Co. Ltd., Class A	19,600	22,646
Myhome Real Estate Development Group Co. Ltd., Class A*	119,100	56,013
Ningbo Fuda Co. Ltd., Class A	26,600	24,847
Pacific Securities Co. Ltd., Class A	127,633	197,318
Shaanxi International Trust Co. Ltd., Class A	29,200	53,078
Shanghai AJ Corp., Class A	46,800	110,813
Shanghai Dingli Technology Development Group Co. Ltd., Class A	14,000	27,089
Shanghai DZH Ltd., Class A*	8,800	8,564
Shanghai Industrial Development Co. Ltd., Class A	26,600	49,304
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,000	42,129
Shanghai Shimao Co. Ltd., Class A	21,300	42,323
Shenzhen Heungkong Holding Co. Ltd., Class A	21,300	24,194
Shenzhen World Union Properties Consultancy, Inc., Class A	22,940	65,740
Shenzhen Zhenye Group Co. Ltd., Class A	58,000	65,504
Sunshine City Group Co. Ltd., Class A	31,500	72,073
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	38,400	34,057
Thaihot Group Co. Ltd., Class A*	18,200	38,532
Tianjin Jinbin Development Co., Class A*	79,000	88,835
Tianjin Realty Development Group Co. Ltd., Class A	53,800	39,398
Tibet Urban Development and Investment Co. Ltd., Class A	13,900	27,845
Wuhan Langold Real Estate Co. Ltd., Class A	17,400	20,387
Yeland Investment Group Co. Ltd., Class A	87,300	67,766
YunNan Metropolitan Real Estate Development Co. Ltd., Class A	30,000	31,928
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	29,400	40,763
Zhonghong Holding Co. Ltd., Class A*	70,100	53,958
Zhongrun Resources Investment Corp., Class A	26,400	29,944
Zhongtian Urban Development Group Co. Ltd., Class A	46,800	63,365

		2,326,686

	Number of Shares	Value
Industrial — 28.1%
Advanced Technology & Materials Co. Ltd., Class A	31,504	$51,216
Anhui Heli Co. Ltd., Class A	26,680	52,361
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	8,400	15,857
Anhui Zhongding Sealing Parts Co. Ltd., Class A	32,800	101,736
AVIC Electromechanical Systems Co. Ltd., Class A	12,900	46,226
Avic Heavy Machinery Co. Ltd., Class A	26,000	99,133
Baotou Beifang Chuangye Co. Ltd., Class A	39,100	94,044
Beijing Jingyuntong Technology Co. Ltd., Class A	14,300	30,648
Beijing Lier High-temperature Materials Co. Ltd.	14,600	28,250
Beijing New Building Material PLC, Class A	17,400	61,756
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	12,000	59,092
Beijing Sevenstar Electronics Co. Ltd., Class A	8,400	35,883
Beijing Sifang Automation Co. Ltd., Class A	8,600	25,835
Camel Group Co. Ltd., Class A	21,000	49,860
CCS Supply Chain Management Co. Ltd., Class A	15,800	32,963
Changjiang & Jingong Steel Building Group Co. Ltd., Class A	25,200	39,205
Changyuan Group Ltd., Class A	30,200	61,235
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	20,000	39,382
China Aerospace Times Electronics Co. Ltd., Class A*	50,300	117,871
China Aviation Optical-Electrical Technology Co. Ltd., Class A	11,200	46,112
China Fiberglass Co. Ltd., Class A	21,000	45,452
China Railway Erju Co. Ltd., Class A	44,100	58,489
China Railway Tielong Container Logistics Co. Ltd., Class A*	55,200	68,271
China Shipping Development Co. Ltd., Class A*	38,400	41,056
China-Kinwa High Technology Co. Ltd., Class A*	70,200	78,597
Chongqing Zongshen Power Machinery Co. Ltd., Class A	42,000	68,690
CITIC Heavy Industries Co. Ltd., Class A	49,400	42,044
Citic Offshore Helicopter Co. Ltd., Class A	22,801	56,659
Citychamp Dartong Co. Ltd., Class A*	51,000	65,731
COSCO Shipping Co. Ltd., Class A*	50,900	45,805
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	11,600	43,682
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	23,376	45,040
Dazhong Transportation Group Co. Ltd., Class A	41,600	64,312
Dongjiang Environmental Co. Ltd., Class A	6,800	35,732

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
East China Engineering Science and Technology Co. Ltd., Class A	11,200	$33,700
Far East Smarter Energy Co. Ltd., Class A	12,500	21,155
Feilo Acoustics Co. Ltd., Class A	45,400	68,857
Fenghua Advanced Technology Holding Co. Ltd., Class A*	32,800	49,854
Foshan Electrical and Lighting Co. Ltd., Class A	32,200	54,916
Gansu Qilianshan Cement Group Co. Ltd., Class A	37,800	53,578
Gem-Year Industrial Co. Ltd., Class A	22,000	72,176
Guangdong Goworld Co. Ltd., Class A	19,600	37,828
Guangdong Tapai Group Co. Ltd., Class A	21,600	29,702
Guangxi Liugong Machinery Co. Ltd., Class A	48,100	64,890
Guangzhou Baiyun International Airport Co. Ltd., Class A	28,000	45,930
Guangzhou Guangri Stock Co. Ltd., Class A*	20,400	47,373
Guangzhou Shipyard International Co. Ltd., Class A	13,100	59,563
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A	6,000	15,710
Guizhou Space Appliance Co. Ltd., Class A	12,600	41,522
Guodian Nanjing Automation Co. Ltd., Class A	19,600	22,168
Hafei Aviation Industry Co. Ltd., Class A	11,200	66,963
Hainan Strait Shipping Co. Ltd., Class A	10,400	21,579
Hang Zhou Great Star Industrial Co. Ltd., Class A	24,400	57,536
Hangzhou Boiler Group Co. Ltd., Class A	4,500	13,914
Hangzhou Hangyang Co. Ltd., Class A	15,400	20,575
Harbin Boshi Automation Co. Ltd., Class A	7,000	32,636
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,400	56,729
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	53,500	58,158
Henan Pinggao Electric Co. Ltd., Class A	41,200	99,295
Henan Senyuan Electric Co. Ltd., Class A	7,400	44,882
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	12,600	43,818
Hongfa Technology Co. Ltd., Class A*	9,800	35,341
Huagong Tech Co. Ltd., Class A	38,400	84,736
Huaxin Cement Co. Ltd., Class A	17,980	25,046
Hubei Hongcheng General Machinery Co. Ltd., Class A*	8,900	31,414
Hunan Corun New Energy Co. Ltd., Class A*	22,519	91,395
Jangho Group Co. Ltd., Class A	24,900	33,146
Jiangsu Hengli Highpressure Oil Cylinder Co. Ltd., Class A	11,200	22,291
Jiangsu Jianghuai Engine Co. Ltd., Class A	52,400	62,846
Jiangsu Shagang Co. Ltd., Class A*	28,600	25,738
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	9,800	28,642
Jiangsu Wuzhong Industrial Co., Class A	35,700	76,048

	Number of Shares	Value
Industrial (Continued)
Jihua Group Corp. Ltd., Class A	93,800	$75,406
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	48,200	81,183
Kaile Science & Technology Co. Ltd. Hubei, Class A	25,500	41,414
Long Yuan Construction Group Co. Ltd., Class A	34,500	24,591
Ningxia Building Materials Group Co. Ltd., Class A	17,400	30,298
North Electro-Optic Co. Ltd., Class A*	4,200	20,327
North Navigation Control Technology Co. Ltd., Class A	22,400	95,906
ORG Packaging Co. Ltd., Class A	18,400	67,342
Palm Landscape Architecture Co. Ltd., Class A	12,900	39,991
Puyang Refractories Group Co. Ltd., Class A	14,200	17,470
Qingdao Hanhe Cable Co. Ltd., Class A	12,600	18,659
Rongxin Power Electronic Co. Ltd., Class A	23,200	34,545
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,600	53,722
Shandong Jinjing Science & Technology Co. Ltd., Class A*	60,800	38,686
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	11,400	18,960
Shanghai Aerospace Automobile Electromechanical Co., Class A	45,400	73,512
Shanghai Feilo Co. Ltd., Class A	45,809	83,045
Shanghai Guangdian Electric Group Co. Ltd., Class A	37,400	31,588
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	19,600	60,443
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	30,099	55,300
Shanghai Tunnel Engineering Co. Ltd., Class A	82,300	90,804
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	101,000	92,042
Shanghai Zhixin Electric Co. Ltd., Class A	12,960	26,257
Shantui Construction Machinery Co. Ltd., Class A*	60,800	46,998
Shengyi Technology Co. Ltd., Class A	52,400	60,458
Shenzhen Desay Battery Technology Co., Class A	7,000	41,351
Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd., Class A*	33,000	70,404
Shenzhen Hifuture Electric Co. Ltd., Class A*	32,200	53,082
Shenzhen Hongtao Decoration Co. Ltd., Class A	23,100	43,418
Shenzhen Tagen Group Co. Ltd., Class A	23,200	51,233
Shenzhen Yantian Port Holding Co. Ltd., Class A	47,000	64,706
Shuangliang Eco-Energy Systems Co. Ltd., Class A	24,200	44,777
Sichuan Road & Bridge Co. Ltd., Class A	55,500	48,410

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Sichuan Shuangma Cement Co. Ltd., Class A*	11,468	$13,064
Sieyuan Electric Co. Ltd., Class A	22,400	44,764
Sinoma International Engineering Co. Ltd., Class A	26,800	44,921
Sinotrans Air Transportation Development Co. Ltd., Class A	22,400	58,762
SUFA Technology Industry Co. Ltd. CNNC, Class A	13,320	63,988
Suzhou Anjie Technology Co. Ltd., Class A	4,200	22,247
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,800	39,007
Taiyuan Heavy Industry Co. Ltd., Class A	103,400	110,719
Telling Telecommunication Holding Co. Ltd., Class A*	34,400	53,741
Tian Di Science & Technology Co. Ltd., Class A	27,505	48,072
Tianjin Benefo Tejing Electric Co. Ltd., Class A	11,200	26,647
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	26,600	37,876
Tianma Bearing Group Co. Ltd., Class A	36,400	52,601
Tianma Microelectronics Co. Ltd., Class A	19,400	72,454
Tongfang Guoxin Electronics Co. Ltd., Class A	14,000	66,275
Wolong Electric Group Co. Ltd., Class A	34,200	55,544
WUS Printed Circuit Kunshan Co. Ltd., Class A	41,240	38,858
Xiamen Faratronic Co. Ltd., Class A	7,000	34,778
Xiamen XGMA Machinery Co. Ltd., Class A*	32,500	30,570
Xi’an Shaangu Power Co. Ltd., Class A	39,800	49,159
Xiangtan Electric Manufacturing Co. Ltd., Class A	25,800	47,024
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A	33,600	34,612
Xinjiang Tianshan Cement Co. Ltd., Class A	37,700	49,755
Xinjiang Urban Construction Group Co. Ltd., Class A	32,800	53,270
Yechiu Metal Recycling China Ltd., Class A	12,640	22,297
Yintai Resources Co. Ltd., Class A	26,600	58,265
Zhejiang Crystal-Optech Co. Ltd., Class A	15,900	52,138
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A	25,800	43,875
Zhejiang Hailiang Co. Ltd., Class A	10,000	17,087
Zhejiang Sanhua Co. Ltd., Class A	16,940	37,409
Zhejiang Wanma Co. Ltd., Class A	26,200	39,652
Zhejiang Yankon Group Co. Ltd., Class A	34,890	53,201
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	50,700	57,094
Zhongli Science and Technology Group Co. Ltd., Class A	17,400	57,849
Zhongshan Broad Ocean Motor Co. Ltd., Class A	16,400	36,910
Zhuzhou Kibing Group Co. Ltd., Class A	15,400	20,450

	Number of Shares	Value
Industrial (Continued)
Zhuzhou Times New Material Technology Co. Ltd., Class A	18,800	$37,263

		6,978,401

Technology — 8.0%
Accelink Technologies Co. Ltd., Class A	4,600	29,689
Beijing Shiji Information Technology Co. Ltd., Class A	7,300	82,444
Beijing Teamsun Technology Co. Ltd., Class A	30,600	136,692
Bright Oceans Inter-Telecom Corp., Class A	28,000	52,947
China Greatwall Computer Shenzhen Co. Ltd., Class A*	40,200	43,307
China National Software & Service Co. Ltd., Class A	12,400	57,651
EGing Photovoltaic Technology Co. Ltd., Class A	14,600	39,654
Founder Technology Group Corp., Class A	133,800	115,184
Fujian Newland Computer Co. Ltd., Class A	20,100	93,451
GRG Banking Equipment Co. Ltd., Class A	26,740	86,377
Hangzhou Silan Microelectronics Co. Ltd., Class A*	37,980	39,741
Hundsun Technologies, Inc., Class A	29,500	266,485
Inspur Electronic Information Industry Co. Ltd., Class A	14,000	90,721
Invengo Information Technology Co. Ltd., Class A	31,400	46,244
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	47,200	85,489
Jiangsu Hongtu High Technology Co. Ltd., Class A	55,200	63,330
Mesnac Co. Ltd., Class A	36,400	86,306
NavInfo Co. Ltd., Class A	29,200	112,143
Shangdong Geo-Mineral Co. Ltd., Class A*	11,200	19,830
Shanghai Belling Co. Ltd., Class A	32,800	58,181
Shanghai East-China Computer Co. Ltd., Class A	5,600	36,689
Shenghe Resources, Class A*	9,300	31,570
Shenzhen Kaifa Technology Co. Ltd., Class A	35,600	46,694
Taiji Computer Corp. Ltd., Class A	8,400	72,394
Wuhan Guide Infrared Co. Ltd., Class A	14,200	51,739
Xi’an LONGi Silicon Materials Co. Ltd., Class A	19,800	57,580
YGSOFT, Inc., Class A	22,300	82,341

		1,984,873

Utilities — 2.7%
An Hui Wenergy Co. Ltd., Class A	26,800	41,127
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	16,100	59,972
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	73,400	61,873
Guangdong Golden Dragon Development, Inc., Class A	27,200	119,733

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Harbin Hatou Investment Co. Ltd., Class A	19,500	$34,208
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	80,400	98,390
Shanghai Electric Power Co. Ltd., Class A	39,200	45,994
Top Energy Co. Ltd., Class A	28,000	27,430
Xinjiang Tianfu Energy Co. Ltd., Class A	28,000	45,748
Zhefu Holding Group Co. Ltd., Class A	50,800	64,482
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A*	15,600	24,600
Zhongshan Public Utilities Group Co. Ltd., Class A	18,800	59,261

		682,818

TOTAL COMMON STOCKS (Cost $21,370,465)		24,331,213

TOTAL INVESTMENTS — 97.9% (Cost $21,370,465)		$24,331,213
Other assets less liabilities — 2.1%		517,807

NET ASSETS — 100.0%		$24,849,020

* Non-income producing security.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest MSCI All China Equity ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 45.9%
Basic Materials — 0.8%
Aluminum Corp. of China Ltd., Class H*	14,626	$6,356
CITIC Ltd.	8,312	14,491
Fosun International Ltd.	6,418	7,837
Jiangxi Copper Co. Ltd., Class H	4,888	8,773
Kingboard Chemical Holdings Ltd.	2,472	4,622
Lee & Man Paper Manufacturing Ltd.	5,201	2,897
Nine Dragons Paper Holdings Ltd.	6,057	5,171
Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,961	4,028
Zijin Mining Group Co. Ltd., Class H	21,665	5,783

		59,958

Communications — 15.4%
Alibaba Group Holding Ltd., ADR*	1,188	132,628
Baidu, Inc., ADR*	1,020	250,011
Bitauto Holdings Ltd., ADR*	73	6,728
China Communications Services Corp. Ltd., Class H	8,869	4,323
China Mobile Ltd.	22,663	279,223
China Telecom Corp. Ltd., Class H	51,465	31,190
China Unicom (Hong Kong) Ltd.	22,145	33,695
Ctrip.com International, Ltd., ADR*	502	27,148
JD.com, Inc., ADR*	2,772	65,197
Qihoo 360 Technology Co. Ltd., ADR*	281	20,887
SINA Corp.*	244	9,260
Sohu.com, Inc.*	114	5,770
Tencent Holdings Ltd.	19,099	305,376
Vipshop Holdings Ltd., ADS*	1,044	23,866
Youku Tudou, Inc., ADR*	490	9,065
ZTE Corp., Class H	2,335	5,588

		1,209,955

Consumer, Cyclical — 2.4%
Air China Ltd., Class H	6,768	5,193
Alibaba Pictures Group Ltd.*	16,896	3,508
Anta Sports Products Ltd.	3,702	7,666
Belle International Holdings Ltd.	17,203	19,543
Brilliance China Automotive Holdings Ltd.	11,183	19,063
Byd Co. Ltd., Class H	2,375	14,409
China Resources Enterprise Ltd.	4,473	9,332
Dongfeng Motor Group Co. Ltd., Class H	10,061	15,308
Geely Automobile Holdings Ltd.	19,584	8,510
GOME Electrical Appliances Holding Ltd.	37,737	5,547
Great Wall Motor Co. Ltd., Class H	3,832	19,320
Guangzhou Automobile Group Co. Ltd., Class H	8,208	7,769
Haier Electronics Group Co. Ltd.	3,978	11,105
Intime Retail Group Co. Ltd.	4,555	3,606
Jumei International Holding Ltd., ADR*	295	5,458
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,556	6,091
Shenzhou International Group Holdings Ltd.	2,075	6,903
Sun Art Retail Group Ltd.	8,845	10,048
Weichai Power Co. Ltd., Class H	1,801	6,828

		185,207

	Number of Shares	Value

Consumer, Non-cyclical — 2.7%
China Agri-Industries Holdings Ltd.	7,788	$3,023
China Huishan Dairy Holdings Co. Ltd.	21,373	4,492
China Medical System Holdings Ltd.	4,030	6,849
China Mengniu Dairy Co. Ltd.	5,084	20,617
COSCO Pacific Ltd.	6,539	8,887
CSPC Pharmaceutical Group Ltd.	10,955	9,747
Hengan International Group Co. Ltd.	2,730	29,587
Jiangsu Expressway Co. Ltd., Class H	4,532	5,137
New Oriental Education & Technology Group, Inc., ADR*	494	10,927
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,986	6,189
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,496	5,363
Sihuan Pharmaceutical Holdings Group Ltd.	15,374	11,498
Sino Biopharmaceutical Ltd.	10,995	10,874
Sinopharm Group Co. Ltd., Class H	3,686	13,736
Tingyi Cayman Islands Holding Corp.	7,269	17,284
Tsingtao Brewery Co. Ltd., Class H	1,336	9,380
Uni-President China Holdings Ltd.	4,805	4,232
Want Want China Holdings Ltd.	22,022	28,907
Zhejiang Expressway Co. Ltd., Class H	5,317	5,951

		212,680

Diversified — 0.2%
China Merchants Holdings International Co. Ltd.	4,250	14,550

Energy — 4.6%
China Coal Energy Co. Ltd., Class H	15,230	9,505
China Longyuan Power Group Corp., Class H	11,148	11,989
China Oilfield Services Ltd., Class H	6,717	11,831
China Petroleum & Chemical Corp., Class H	94,618	77,473
China Shenhua Energy Co. Ltd., Class H	12,604	35,836
CNOOC Ltd.	66,231	96,846
GCL-Poly Energy Holdings Ltd.*	37,332	10,157
Kunlun Energy Co. Ltd.	11,975	12,955
PetroChina Co. Ltd., Class H	78,246	84,852
Sinopec Engineering Group Co. Ltd., Class H	4,334	3,800
Yanzhou Coal Mining Co. Ltd., Class H	8,756	7,463

		362,707

Financial — 14.8%
Agricultural Bank of China Ltd., Class H	79,797	37,865
Bank of China Ltd., Class H	294,609	151,953
Bank of Communications Co. Ltd., Class H	32,461	26,914
China Cinda Asset Management Co. Ltd., Class H*	19,459	10,388
China CITIC Bank Corp. Ltd., Class H	30,355	22,584
China Construction Bank Corp., Class H	267,478	202,802
China Everbright Bank Co. Ltd., Class H	10,189	5,203
China Everbright Ltd.	3,125	7,245
China Galaxy Securities Co., Class H	5,957	6,122
China Life Insurance Co. Ltd., Class H	27,596	95,898
China Merchants Bank Co. Ltd., Class H	17,025	35,256

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest MSCI All China Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial (Continued)
China Minsheng Banking Corp. Ltd., Class H	23,142	$25,424
China Overseas Land & Investment Ltd.	15,157	45,538
China Pacific Insurance Group Co. Ltd., Class H	9,778	40,977
China Resources Land Ltd.	7,569	19,129
China South City Holdings Ltd.	8,908	4,583
China Taiping Insurance Holdings Co. Ltd.*	4,034	10,403
China Vanke Co. Ltd., Class H*	4,877	9,986
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,321	5,276
CITIC Securities Co. Ltd., Class H	3,933	11,537
Country Garden Holdings Co. Ltd.	18,869	7,883
Evergrande Real Estate Group Ltd.	21,872	8,884
Far East Horizon Ltd.	4,884	4,547
Franshion Properties China Ltd.	13,591	3,838
Guangzhou R&F Properties Co. Ltd., Class H	3,765	4,651
Haitong Securities Co. Ltd., Class H	4,982	10,600
Industrial & Commercial Bank of China Ltd., Class H	273,596	185,567
Longfor Properties Co. Ltd.	5,045	6,792
New China Life Insurance Co. Ltd., Class H	2,685	12,170
New World China Land Ltd.	9,662	5,980
People’s Insurance Co. (Group) of China Ltd., Class H	24,271	11,767
PICC Property & Casualty Co. Ltd., Class H	11,668	23,501
Ping An Insurance Group Co. of China Ltd., Class H	7,545	63,286
Shanghai Industrial Holdings Ltd.	1,807	5,569
Shimao Property Holdings Ltd.	5,151	12,328
Shui On Land Ltd.	13,354	3,323
Sino-Ocean Land Holdings Ltd.	12,449	7,464
Soho China Ltd.	6,749	5,108
Yuexiu Property Co. Ltd.	25,295	5,056

		1,163,397

Industrial — 2.2%
AAC Technologies Holdings, Inc.	2,733	16,088
Anhui Conch Cement Co. Ltd., Class H	4,579	15,498
AviChina Industry & Technology Co. Ltd., Class H	7,865	5,547
BBMG Corp., Class H	4,337	3,585
Beijing Capital International Airport Co. Ltd., Class H	5,576	4,357
China Communications Construction Co. Ltd., Class H	16,419	16,429
China COSCO Holdings Co. Ltd., Class H*	9,570	4,701
China Everbright International Ltd.	9,145	14,080
China International Marine Containers Group Co. Ltd., Class H	1,857	4,229
China National Building Material Co. Ltd., Class H	10,678	10,437
China Railway Construction Corp. Ltd., Class H	7,315	8,404
China Railway Group Ltd., Class H	14,823	10,742
China Resources Cement Holdings Ltd.	7,268	4,986

	Number of Shares	Value

Industrial (Continued)
China Shipping Container Lines Co. Ltd., Class H*	13,911	$4,090
China State Construction International Holdings Ltd.	6,496	9,867
CSR Corp. Ltd., Class H	6,349	6,459
Haitian International Holdings Ltd.	2,368	5,038
Shanghai Electric Group Co. Ltd., Class H	10,474	6,280
Sinotrans Ltd., Class H	6,761	5,100
Yangzijiang Shipbuilding Holdings Ltd.	7,115	6,683
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,630	7,010

		169,610

Technology — 1.2%
Alibaba Health Information Technology Ltd.*	9,093	6,402
Hanergy Thin Film Power Group Ltd.*	46,299	11,642
Kingsoft Corp. Ltd.	2,415	5,786
Lenovo Group Ltd.	24,718	34,677
NetEase, Inc., ADR	289	30,539
Semiconductor Manufacturing International Corp.*	90,553	9,341

		98,387

Utilities — 1.6%
Beijing Enterprises Holdings Ltd.	1,905	15,205
Beijing Enterprises Water Group Ltd.*	16,068	11,043
China Gas Holdings Ltd.	7,448	13,906
China Resources Gas Group Ltd.	3,299	9,273
China Resources Power Holdings Co. Ltd.	7,113	20,728
Datang International Power Generation Co. Ltd., Class H	9,837	5,530
ENN Energy Holdings Ltd.	2,812	17,187
Guangdong Investment Ltd.	9,257	12,772
Huadian Power International Corp. Ltd., Class H	6,050	4,946
Huaneng Power International, Inc., Class H	13,085	15,337

		125,927

TOTAL COMMON STOCKS (Cost $3,376,227)		3,602,378

EXCHANGE-TRADED FUNDS — 54.0%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF* (a)	120,844	3,555,206
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF* (a)	19,369	687,570

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,500,553)		4,242,776

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest MSCI All China Equity ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

RIGHTS — 0.0%
Financial — 0.0%
PICC Property & Casualty Co. Ltd.*, expires 1/02/2015 (Cost $0)	1,125	$1,184

TOTAL INVESTMENTS — 99.9% (Cost $6,876,780)		$7,846,338
Other assets less liabilities — 0.1%		6,673

NET ASSETS — 100.0%		$7,853,011

ADR – American Depositary Receipt.

ADS – American Depositary Share.

* Non-income producing security.

(a) Affiliated fund advised by DBX Advisors LLC.

See Notes to Financial Statements.	24

This Page is Intentionally Left Blank

25

DBX ETF Trust

Statements of assets and liabilities

November 30, 2014 (Unaudited)

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers Harvest MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at fair value	$632,268,119		$24,331,213		$3,603,562
Investment in affiliated securities at fair value (See Note 5)	—		—		4,242,776
Cash	—		—		100,344
Foreign currency at value	2,790,334	†	562,896	†	—
Receivables:
Capital shares	—		—		—
Dividends and interest	373		11		1,493
Investment securities sold	—		—		1,588,612

Total Assets	$635,058,826		$24,894,120		$9,536,787

Liabilities
Deferred foreign taxes payable	$597,209		$29,123		$—
Payables:
Due to custodian	132,789		1,190		7,604
Investment advisory fees	330,189		14,787		1,819
Shares repurchased	—		—		1,573,744
Investment securities purchased	—		—		100,609

Total Liabilities	1,060,187		45,100		1,683,776

Net Assets	$633,998,639		$24,849,020		$7,853,011

Net Assets Consist of
Paid-in capital	$545,983,614		$21,766,174		$6,544,905
Undistributed net investment income	2,274,196		1,698		56,215
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,642,855)		147,792		282,370
Net unrealized appreciation on investments and foreign currency translations (net of deferred foreign taxes of $510,017, $27,298 and $0 respectively)	100,383,684		2,933,356		969,521

Net Assets	$633,998,639		$24,849,020		$7,853,011

Number of Common Shares outstanding	21,550,001		700,001		250,001

Net Assets Value	$29.42		$35.50		$31.41

Investments in non-affiliated securities at cost	$531,388,863		$21,370,465		$3,376,227

Investments in affiliated securities at cost	$—		$—		$3,500,553

Foreign currency at cost	$2,777,059		$562,965		$(7,568)

†	Included in foreign currency at value is $107,633 and $5,676 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers Harvest MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$9,277		$427		$—
Unaffiliated dividend income*	4,340,813		38,460		50,174

Total Investment Income	4,350,090		38,887		50,174

Expenses
Advisory fees	1,411,208		41,942		16,575
Interest expense	12,025		13		—

Total Expenses	1,423,233		41,955		16,575
Less fees waived (See Note 3):
Waiver	—		—		(8,311)

Net Expenses	1,423,233		41,955		8,264

Net Investment Income (Loss)	2,926,857		(3,068)		41,910

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,766,840	)**	135,148	**	(30,385)
Investments in affiliates	—		—		9,159
In-kind redemptions	—		—		151,256
In-kind redemptions in affiliates	—		—		152,544
Foreign currency transactions	(5,945)		14,563		186

Net realized gain (loss)	(6,772,785)		149,711		282,760
Net change in unrealized appreciation (depreciation) on:
Investments	117,882,275	***	2,739,721	***	892,350
Foreign currency translations	14,983		415		(32)

Net change in unrealized appreciation	117,897,258		2,740,136		892,318

Net realized and unrealized gain (loss) on investments and foreign currency transactions	111,124,473		2,889,847		1,175,078

Net Increase in Net Assets Resulting from Operations	$114,051,330		$2,886,779		$1,216,988

* Foreign tax withheld	$513,050		$4,752		$4,992
** Net of deferred foreign taxes	$83,573		$1,801		$—
*** Net of deferred foreign taxes	$453,261		$24,876		$—

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period November 6, 2013(1) to May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period May 21, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,926,857	$(370,444)	$(3,068)	$5,901
Net realized gain (loss) on investments and foreign currency related transactions	(6,772,785)	(8,462,221)	149,711	(3,054)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	117,897,258	(17,513,574)	2,740,136	193,220

Net increase (decrease) in net assets resulting from operations	114,051,330	(26,346,239)	2,886,779	196,067

Fund Shares Transactions
Proceeds from shares sold	490,026,983	237,857,414	16,882,325	7,514,273
Value of shares redeemed	(122,872,211)	(58,718,638)	(2,630,424)	—

Net increase in net assets resulting from fund share transactions	367,154,772	179,138,776	14,251,901	7,514,273

Total Increase in Net Assets	481,206,102	152,792,537	17,138,680	7,710,340

Net Assets
Beginning of period	152,792,537	—	7,710,340	—

End of period	$633,998,639	$152,792,537	$24,849,020	$7,710,340

Undistributed net investment income (loss)	$2,274,196	$(652,661)	$1,698	$4,766

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,950,001	1	300,001	1
Shares sold	19,350,000	9,500,000	500,000	300,000
Shares redeemed	(4,750,000)	(2,550,000)	(100,000)	—

Shares outstanding, end of period	21,550,001	6,950,001	700,001	300,001

(1)	Commencement of operations.

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Harvest MSCI All China Equity ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period April 30, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$41,910	$14,167
Net realized gain (loss) on investments and foreign currency related transactions	282,760	47,763
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	892,318	77,203

Net increase (decrease) in net assets resulting from operations	1,216,988	139,133

Fund Shares Transactions
Proceeds from shares sold	4,338,673	7,493,477
Value of shares redeemed	(2,805,304)	(2,529,956)

Net increase in net assets resulting from fund share transactions	1,533,369	4,963,521

Total Increase in Net Assets	2,750,357	5,102,654

Net Assets
Beginning of period	5,102,654	—

End of period	$7,853,011	$5,102,654

Undistributed net investment income (loss)	$56,215	$14,305

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1
Shares sold	150,000	300,000
Shares redeemed	(100,000)	(100,000)

Shares outstanding, end of period	250,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	29

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period November 6, 2013* to May 31, 2014
Net Asset Value, beginning of period	$21.98		$25.00

Income from Investment Operations:
Net investment income (loss)**	0.21		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.23		(2.97)

Net increase (decrease) in net asset value from operations	7.44		(3.02)

Net Asset Value, end of period	$29.42		$21.98

Total Return***	33.85%		(12.08	)%†

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$633,999		$152,793
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.81	%††	0.92	%††
Expenses, prior to fee waiver and expense reimbursements	0.81	%††	0.96	%††
Net investment income (loss)	1.66	%††	(0.38	)%††
Portfolio turnover rate	34	%†††	42	%†††

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period May 21, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.70		$25.00

Income from Investment Operations:
Net investment income (loss)**	(0.01)		0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	9.81		0.68

Net increase in net asset value from operations	9.80		0.70

Net Asset Value, end of period	$35.50		$25.70

Total Return***	38.13%		2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,849		$7,710
Ratios to average net assets:
Expenses	0.80	%††	0.80	%††
Net investment income (loss)	(0.06	)%††	2.57	%††
Portfolio turnover rate	30	%†††	0	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††	Annualized.
†††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	30

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Harvest MSCI All China Equity ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period April 30, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.51		$25.00

Income from Investment Operations:
Net investment income**	0.22		0.06
Net realized and unrealized gain on investments and foreign currency transactions	5.68		0.45

Net increase in net asset value from operations	5.90		0.51

Net Asset Value, end of period	$31.41		$25.51

Total Return***	23.13	%†	2.04	%†

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,853		$5,103
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.30	%††	0.30	%††
Expenses, prior to fee waiver and expense reimbursements	0.60	%††	0.60	%††
Net investment income	1.52	%††	2.73	%††
Portfolio turnover rate	9	%†††	2	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††	Annualized.
†††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	31

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	db X-trackers Harvest CSI 300 China A-Shares Fund
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund
Deutsche X-trackers Harvest MSCI All China Equity ETF	db X-trackers Harvest MSCI All China Equity Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Deutsche X-trackers Harvest MSCI All China Equity ETF	MSCI All China Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

MSCI is the creator of the MSCI All China Index. The MSCI All China Index captures large and mid-cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The Underlying Index includes: A shares, B shares, H shares, Red chips and P chips share classes as well as securities of Chinese Companies listed in the U.S. and Singapore. With over 600 constituents, the Underlying index is comprehensive, aiming to cover the global large and mid-cap China equity opportunity set. The MSCI All China Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI, CSI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

The Funds invest in securities of non-U.S. issuers that trade in non-U.S. Markets, this involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not

32

DBX ETF Trust

Notes to financial statements (Continued)

limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

33

DBX ETF Trust

Notes to financial statements (Continued)

The following tables summarize the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2014.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Investments in Securities*
Common Stocks	$621,196,466	$—	$11,071,653	$632,268,119

Total Investments	$621,196,466	$—	$11,071,653	$632,268,119

*	See Schedule of Investments for Industry Classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	30,253
Purchases	7,675,708
Sales	(1,948,009)
Realized gain (loss)	1,468
Change in unrealized gain (loss)	2,498,443
Transfers into Level 3 (a)	2,813,790
Transfers out of Level 3	—
Balance at November 30, 2014	11,071,653
Change in unrealized gain (loss) related to Investments still held at November 30, 2014	2,498,354

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $2,813,790. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. These halted securities are valued at the last traded price.

A significant change between last traded price and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Investments in Securities*
Common Stocks	$22,782,421	$—	$1,548,792	$24,331,213

Total Investments	$22,782,421	$—	$1,548,792	$24,331,213

*	See Schedule of Investments for Industry Classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	—
Purchases	1,178,532
Sales	(230,539)
Realized gain (loss)	13,873
Change in unrealized gain (loss)	125,150
Transfers into Level 3 (a)	461,776
Transfers out of Level 3	—
Balance at November 30, 2014	1,548,792
Change in unrealized gain (loss) related to Investments still held at November 30, 2014	125,150

Transfers between price levels are recognized at the beginning of the reporting period.

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DBX ETF Trust

Notes to financial statements (Continued)

(a)	During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $461,776. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. These halted securities are valued at the last traded price.

A significant change between last traded price and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

	Level 1	Level 2	Level 3		Fair Value at 11/30/2014
Deutsche X-trackers Harvest MSCI All China Equity ETF
Investments in Securities*
Common Stocks	$3,585,402	$—	$16,976	(a)	$3,602,378
Exchange-Traded Funds	4,242,776	—	—		4,242,776
Rights	1,184	—	—		1,184

Total Investments	$7,829,362	$—	$16,976		$7,846,338

*	See Schedule of Investments for Industry Classification.

(a)	During the period ended November 30, 2014, the amount of transfers between Level 1 and Level 3 was $9,494. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. These halted securities are valued at the last traded price.

Transfers between price levels are recognized at the beginning of the reporting period.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

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DBX ETF Trust

Notes to financial statements (Continued)

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the six-months ended November 30, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ investments in China A-Shares (including the Deutsche X-trackers Harvest MSCI All China Equity ETF though its investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF) will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ investments include withholding taxes on dividends and interest earned by the Funds.

China generally imposes withholding tax at a rate of 10% on dividends and interest derived by Qualified Foreign Institutional Investors (“QFII”) from issuers resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an Renminbi Qualified Foreign Institutional Investor (“RQFII”), but it is expected that the authorities requiring such withholding with respect to QFIIs and nonresident enterprises generally would be followed in the case of an RQFII that is not a PRC resident for tax purposes and does not have a place of business, an establishment or a permanent establishment in the People’s Republic of China (“PRC”). It is generally expected that such taxes will be withheld by the payor.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from PRC Withholding Income Tax (WHT) with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only be subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Thus, the Funds reserve a portion of realized gains from investments in A-Shares of “land-rich” enterprises disposed of, prior to November 17, 2014, at a rate of 10% to meet WHT liabilities. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. It should be noted that the above treaty relief on gross realized gains derived from the disposal of non land-rich A-Share companies is subject to the approval of the PRC tax authorities. The Funds’ withholding provision with respect to such investments may be excessive or inadequate to meet liabilities for those WHT. The Funds could be subject to WHT liability in excess of the amount reserved. The impact of any such WHT liability on the Funds’ return could be substantial.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may adversely affect the Fund and its shareholders. The applicability of reduced treaty rates of withholding in the case of an RQFII acting for a foreign investor such as the Funds is also uncertain.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign

36

DBX ETF Trust

Notes to financial statements (Continued)

currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

Harvest Global Investments Ltd. acts as investment sub-advisor (the “Sub-Advisor”) to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisor from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.80%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.80%
Deutsche X-trackers Harvest MSCI All China Equity ETF	0.60%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, and extraordinary expenses.

The Advisor for the Deutsche X-trackers Harvest MSCI All China Equity ETF has contractually agreed to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the six-months ended November 30, 2014, the Advisor reimbursed $8,311 of expenses to the Fund. The Expense Limit will remain in effect until at least May 1, 2016.

The Advisor pays the Sub-Advisor a fee based on a percentage of the average daily net assets for each of the Funds listed below:

Fund	Sub-Advisor Fee
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.30%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.30%

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Advisor pays retainer fees to each Trustee not affiliated with the Advisor, plus a specified amount to the Audit Committee.

37

DBX ETF Trust

Notes to financial statements (Continued)

4. Federal Income Taxes

As of November 30, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$532,309,187	$99,958,932	$102,600,130	$(2,641,198)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	21,372,985	2,958,228	3,048,198	(89,970)
Deutsche X-trackers Harvest MSCI All China Equity ETF	6,876,960	969,378	1,036,608	(67,230)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2014, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Late Year Ordinary Losses
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$6,941,534	$652,661
Deutsche X-trackers Harvest MSCI All China Equity ETF	210	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

5. Investments in Affiliates

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF in which the Deutsche X-trackers Harvest MSCI All China Equity ETF invests are considered to be affiliate investments. The table below shows the transactions in and earnings from the Fund’s investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF for the six-months ended November 30, 2014.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Fair Value 11/30/14	Dividend Income
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,508,528	$1,848,471	$(1,569,354)	$139,068	$3,555,206	$—
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	—	659,378	(104,293)	22,635	687,570	—

	$2,508,528	$2,507,849	$(1,673,647)	$161,703	$4,242,776	$—

6. Investment Portfolio Transactions

For the six-months ended November 30, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$493,684,354	$125,066,012
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	17,629,436	3,488,829
Deutsche X-trackers Harvest MSCI All China Equity ETF	592,229	536,796

For the six-months ended November 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Harvest MSCI All China Equity ETF	$4,329,431	$2,804,918

38

DBX ETF Trust

Notes to financial statements (Continued)

7. Fund Share Transactions

As of November 30, 2014 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Deutsche X-trackers Harvest MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a commercial bank which allows the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $100 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at November 30, 2014.

39

DBX ETF Trust

Additional information

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

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DBX ETF Trust

Privacy policy notice

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. The Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the Funds. Index data source: MSCI Inc.

Copyright © 2014 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-36923-1 (1/15) DBX 1187 (1/16)

November 30, 2014

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Deutsche X-trackers Regulated Utilities ETF (UTLT)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD)

DBX ETF Trust

To our shareholders:

Dear Shareholder:

I am very pleased to tell you that the db X-trackers exchange-traded funds were renamed Deutsche X-trackers exchange-traded funds effective August 11, 2014, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name – a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of investment capabilities. Your investment in the Deutsche X-trackers exchange-traded funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note the new Web address for the Deutsche X-trackers exchange-traded funds. The former dbxus.com is now deutsche-etfs.com.

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (the “Index”). The Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 3.99%, compared to an increase of 3.92% for the Underlying Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	DBIQ Municipal Infrastructure Revenue Bond Index
One Year	13.40%	13.93%	14.06%
Since Inception[1]	5.02%	5.13%	4.73%

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Municipal Infrastructure Revenue Bond Index
Six Months	3.99%	4.43%	3.92%
One Year	13.40%	13.93%	14.06%
Since Inception[1]	7.59%	7.75%	7.15%

1 Total returns are calculated based on the commencement of trading, 6/04/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.30%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

2

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of a $10,000 Investment in RVNU2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/4/13.

Sector Breakdown* as of 11/30/14

Transportation / Toll Revenue	32.8%
Water And Sewer Revenue	18.9%
Sales And Special Tax	18.0%
Airport Revenue	16.3%
Prepaid Gas Revenue	5.7%
Electric Revenue	3.9%
Industrial Development Revenue	3.0%
Tax Increment	1.4%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on municipal bond classifications under the Bloomberg revenue category. For complete list of holdings go to page 9.

Modified duration as of 11/30/14: 6.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current interest rate environment.

Quality

% of Municipal Bonds
AAA	9.6%
AA	34.0%
A	49.4%
BBB	7.0%

Total	100%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

3

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Regulated Utilities ETF (UTLT)

The Deutsche X-trackers Regulated Utilities ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (the “Index”). The Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if its ancillary, non-utility businesses are, or unregulated utilities business does not, represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”).

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 8.24%, compared to an increase of 8.07% for the Underlying Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	DBIQ Regulated Utilities Index
One Year	22.76%	13.93%	14.06%
Since Inception[1]	5.02%	5.13%	4.73%

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Regulated Utilities Index
Six Months	8.24%	8.09%	8.07%
One Year	22.76%	22.74%	22.33%
Since Inception[1]	25.21%	24.54%	24.52%

1 Total returns are calculated based on the commencement of trading, 6/04/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

4

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Regulated Utilities ETF (UTLT) (Continued)

Growth of a $10,000 Investment in UTLT2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 6/4/13.

Sector Breakdown* as of 11/30/14

Electric Utilities	44.2%
Multi-Utilities	35.5%
Gas Utilities	10.1%
Water Utilities	5.7%
Oil, Gas & Consumable Fuels	4.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name. For complete list of holdings go to page 11.

Top Ten Holdings3 as of 11/30/14

Description	% of Net Assets
Southern (The) Co.	5.0%
Duke Energy Corp.	5.0%
Dominion Resources, Inc.	4.9%
National Grid PLC (United Kingdom)	4.7%
American Electric Power Co., Inc.	4.7%
Sempra Energy	4.6%
Enbridge, Inc. (Canada)	4.5%
PG&E Corp.	4.0%
Edison International	3.5%
Consolidated Edison, Inc.	3.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 11.

Country Breakdown* as of 11/30/14

United States	74.5%
United Kingdom	7.6%
Canada	6.6%
Italy	4.6%
Spain	3.4%
Australia	2.5%
Belgium	0.5%
Portugal	0.3%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

5

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD)

The Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Subordinated Bond Index (the “Index”). The Index is designed to track the subordinated corporate bond market denominated in U.S. dollars. The Index is comprised of corporate securities which are classified as subordinated or junior subordinated. Subordinated securities are subordinated or “junior” to more senior securities of the issuer and are entitled to payment after other, more senior holders of debt in that issuer. Junior subordinated securities generally rank slightly higher in terms of payment priority than both common and preferred stock of an issuer, but rank below other subordinated securities and debt securities. In order to be added to the index, a bond must have an amount outstanding of at least $500 million and a remaining maturity of at least one year. The index may include U.S. dollar-denominated bonds issued by issuers located outside the U.S. (including emerging markets). Additionally, the index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended. As of November 30, 2014, the index was substantially comprised of issuers in the financial services sector.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 2.66%, compared to an increase of 2.97% for the Underlying Index.

Performance as of 11/30/14

Cumulative Total Returns
	Net Asset Value	Market Price	Solactive Subordinated Bond Index
Six Months	2.66%	2.67%	2.97%
Since Inception[1]	4.63%	4.51%	4.89%

1 Total returns are calculated based on the commencement of trading, 5/01/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD) (Continued)

Growth of a $10,000 Investment in SUBD2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 5/1/14.

Sector Breakdown* as of 11/30/14

Financial	97.5%
Utilities	2.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name. For complete list of holdings go to page 12.

Modified duration as of 11/30/14: 9.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current interest rate environment.

Quality

% of Market Value
AA	5.2%
A	44.2%
BBB	50.6%

Total	100%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Breakdown* as of 11/30/14

United States	58.8%
United Kingdom	15.6%
France	6.6%
Netherlands	5.6%
Brazil	4.7%
Sweden	3.5%
Switzerland	3.1%
Singapore	2.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

7

DBX ETF Trust

Fees and expenses

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended November 30, 2014 (June 1, 2014 to November 30, 2014).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,039.85	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52
Deutsche X-trackers Regulated Utilities ETF
Actual	$1,000.00	$1,082.41	0.45%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Actual	$1,000.00	$1,026.71	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 01, 2014 to November 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

November 30, 2014 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.0%
Arizona — 0.6%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A, 5.00%, 7/01/26	$100,000	$118,862

California — 11.1%
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/40	85,000	96,368
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	113,400
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	127,218
Series A, 6.50%, 11/01/39	500,000	679,485
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	659,952
San Francisco City & County Airports Commission, Private Airport & Marina Revenue, San Francisco International Airport, Series E, 5.25%, 5/01/32	220,000	251,288
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	344,304

		2,272,015

Colorado — 0.9%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	114,798
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	59,463

		174,261

Florida — 10.2%
City of Cape Coral, Water & Sewer Revenue, 5.00%, 10/1/41 INS: AGM	80,000	87,114
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/24	250,000	288,853
Series A, AMT, 5.00%, 10/01/30	50,000	55,811
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	55,826
County of Miami-Dade Water & Sewer System, Water Revenue, 5.00%, 10/1/39 INS: AGM	500,000	565,355
Orlando-Orange County Expressway Authority, Highway Tolls Revenue, 5.00%, 7/01/35	200,000	226,770

	Principal Amount	Value
Florida (Continued)
Tampa-Hillsborough County Expressway Authority, Series B, 5.00%, 7/01/42	$750,000	$823,620

		2,103,349

Georgia — 2.3%
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	126,914
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series, 5.00%, 7/01/39	300,000	338,103

		465,017

Illinois — 3.0%
City of Chicago Waterworks, Water Revenue, 5.00%, 11/01/42	575,000	623,254

Indiana — 3.8%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	774,801

Massachusetts — 12.5%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/01/25	750,000	939,397
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	904,807
Series A, 5.00%, 8/15/26	200,000	240,058
Series B, 5.00%, 8/15/28	400,000	474,452

		2,558,714

Nevada — 0.5%
County of Clark, Private Airport & Marina Revenue, Las Vegas-McCarran International Airport, Series A, 5.125%, 7/01/34	100,000	112,246

New Jersey — 5.1%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/35	250,000	276,753
Series A, 5.00%, 1/01/43	700,000	769,692

		1,046,445

New York — 20.1%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	222,358
Series A, 5.75%, 2/15/47	55,000	63,320
Long Island Power Authority, Electric Power & Light Revenue, Series A, 6.00%, 5/01/33	200,000	234,320
Metropolitan Transportation Authority, New York Transit Revenue, Series D, 5.00%, 11/15/27	250,000	287,730
Series A, 5.00%, 11/15/38	100,000	111,564

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value
New York (Continued)
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	$350,000	$392,686
New York City Water & Sewer System, Water Revenue, Series EE, 5.00%, 6/15/34	110,000	126,078
Series GG, 5.00%, 6/15/43	100,000	110,400
Series FF, 5.00%, 6/15/45	300,000	332,448
Series BB, 5.00%, 6/15/47	450,000	499,811
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	602,144
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue, Series B, 5.00%, 11/15/25	200,000	238,710
Series A, 5.00%, 11/15/27	765,000	908,230

		4,129,799

Ohio — 2.1%
Ohio State Turnpike Commission, Series A-1, 5.00%, 2/15/48	400,000	437,104

Pennsylvania — 2.7%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series A, 5.00%, 12/01/42	100,000	109,847
Westmoreland County Municipal Authority, Water Revenue, 5.00%, 8/15/37	400,000	441,072

		550,919

Texas — 17.0%
City Public Service Board of San Antonio, Electric Power & Light Revenue, 5.25%, 2/01/24	435,000	546,208
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	215,202
Series H, AMT, 5.00%, 11/01/37	300,000	322,770
Series C, 5.00%, 11/01/45	650,000	705,946
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure, 7.00%, 6/30/40	700,000	844,466
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	800,000	863,895

		3,498,487

Utah — 1.1%
Utah Transit Authority, Sales Tax Revenue, 5.00%, 6/15/42	200,000	217,736

Virginia — 2.8%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	568,930

	Principal Amount	Value
Washington — 2.2%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	$400,000	$459,636

TOTAL MUNICIPAL BONDS (Cost $19,397,320)		20,111,575

TOTAL INVESTMENTS — 98.0% (Cost $19,397,320)		$20,111,575
Other assets less liabilities — 2.0%		417,904

NET ASSETS — 100.0%		$20,529,479

AGC – Assured Guaranty Corp

AMT – Alternative Minimum Tax

INS – Insured

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Regulated Utilities ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Electric Utilities — 43.9%
ALLETE, Inc	632	$32,213
American Electric Power Co., Inc	7,243	416,835
AusNet Services (Australia)	50,762	57,015
Cleco Corp	895	48,088
Duke Energy Corp	5,500	444,951
Edison International	4,829	306,931
El Paso Electric Co	598	22,622
Elia System Operator SA (Belgium)	898	45,039
Emera, Inc. (Canada)	2,106	72,563
Empire District Electric (The) Co	643	17,818
Entergy Corp	2,662	223,342
FirstEnergy Corp	6,230	229,762
Fortis, Inc. (Canada)	3,192	113,360
Great Plains Energy, Inc	2,284	59,772
IDACORP, Inc	745	46,272
ITC Holdings Corp	2,306	87,605
Northeast Utilities	4,689	237,451
Pepco Holdings, Inc	3,728	102,520
Pinnacle West Capital Corp	1,636	103,444
PNM Resources, Inc	1,181	34,202
Portland General Electric Co	1,159	42,732
Red Electrica Corp. SA (Spain)	2,006	183,760
Southern (The) Co	9,393	445,511
Spark Infrastructure Group (Australia)	21,723	36,044
Terna Rete Elettrica Nazionale SpA (Italy)	29,802	143,931
UIL Holdings Corp	838	33,352
Westar Energy, Inc	1,922	75,131
Xcel Energy, Inc	7,490	254,211

		3,916,477

Gas Utilities — 10.1%
AGL Resources, Inc	1,771	92,641
APA Group (Australia)	12,384	82,930
Atmos Energy Corp	1,487	79,852
Enagas SA (Spain)	3,539	118,508
Northwest Natural Gas Co	403	18,744
ONE Gas, Inc	771	29,930
Piedmont Natural Gas Co., Inc	1,161	43,514
Questar Corp	2,598	62,326
Snam SpA (Italy)	50,150	265,901
South Jersey Industries, Inc	491	28,026
Southwest Gas Corp	689	39,886
WGL Holdings, Inc	770	37,630

		899,888

Multi-Utilities — 35.3%
Alliant Energy Corp	1,644	103,358
Avista Corp	955	32,900
CenterPoint Energy, Inc	6,370	152,498
CMS Energy Corp	4,092	135,445
Consolidated Edison, Inc	4,341	274,134
Dominion Resources, Inc	5,980	433,849
DTE Energy Co	2,623	213,670
DUET Group (Australia)	19,665	40,996
Integrys Energy Group, Inc	1,185	86,315
National Grid PLC (United Kingdom)	28,902	419,851
NiSource, Inc	4,674	195,560

	Number of Shares	Value
Multi-Utilities (Continued)
NorthWestern Corp	580	$30,873
PG&E Corp	6,987	352,844
REN — Redes Energeticas Nacionais SGPS SA (Portugal)	7,915	24,703
SCANA Corp	2,105	120,048
Sempra Energy	3,645	407,256
TECO Energy, Inc	3,460	68,612
Vectren Corp	1,223	54,069

		3,146,981

Oil, Gas & Consumable Fuels — 4.5%
Enbridge, Inc. (Canada)	8,730	401,405

Water Utilities — 5.7%
American States Water Co	574	20,027
American Water Works Co., Inc	2,655	140,848
Aqua America, Inc	2,626	69,799
California Water Service Group	709	17,775
Severn Trent PLC (United Kingdom)	3,552	113,351
United Utilities Group PLC (United Kingdom)	10,110	142,995

		504,795

TOTAL COMMON STOCKS (Cost $7,514,171)		8,869,546

RIGHTS — 0.0%
Multi-Utilities — 0.0%
DUET Group (Australia), expires 12/16/14* (Cost $0)	2,458	126

TOTAL INVESTMENTS — 99.5% (Cost $7,514,171)		$8,869,672
Other assets less liabilities — 0.5%		45,721

NET ASSETS — 100.0%		$8,915,393

* Non-income producing security.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

November 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.9%
Financial — 95.5%
Banks — 70.3%
Banco Bradesco SA, 144A (Brazil) 5.90%, 1/16/21	$550,000	$586,438
Bank of America Corp. 5.42%, 3/15/17	100,000	108,201
6.11%, 1/29/37	300,000	356,729
7.75%, 5/14/38	100,000	140,286
Barclays Bank PLC (United Kingdom) 5.14%, 10/14/20	500,000	549,320
BB&T Corp. 5.20%, 12/23/15	500,000	522,870
BPCE SA, 144A (France) 5.15%, 7/21/24	500,000	520,438
Citigroup, Inc. 6.125%, 8/25/36	125,000	148,436
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.95%, 11/09/22	300,000	306,378
Credit Suisse AG, 144A (Switzerland) 6.50%, 8/08/23	350,000	386,365
Fifth Third Bancorp 8.25%, 3/01/38	150,000	229,194
Goldman Sachs Group, (The), Inc. 6.45%, 5/01/36	125,000	150,441
6.75%, 10/01/37	550,000	682,394
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	200,000	255,156
5.25%, 3/14/44	250,000	277,984
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	350,000	393,640
JPMorgan Chase & Co. 3.375%, 5/01/23	225,000	221,690
Morgan Stanley 4.875%, 11/01/22	300,000	324,109
MTN, 4.10%, 5/22/23	125,000	127,536
Nordea Bank AB, 144A (Sweden) 4.875%, 5/13/21	400,000	438,273
Oversea-Chinese Banking Corp. Ltd., 144A (Singapore) 4.25%, 6/19/24	250,000	257,559
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	400,000	426,127
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	450,000	441,942
US Bank NA 4.80%, 4/15/15	550,000	558,982
Wells Fargo & Co. 5.375%, 11/02/43	200,000	226,253
5.606%, 1/15/44	300,000	350,625

		8,987,366

	Principal Amount	Value
Diversified Financial Services — 7.3%
General Electric Capital Corp., Series A
7.125%, 12/29/49 (a)	$250,000	$292,813
Series G, MTN
6.375%, 11/15/67 (a)	150,000	162,075
HSBC Finance Corp. 6.676%, 1/15/21	400,000	475,231

		930,119

Insurance — 17.9%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	400,000	422,750
Chubb (The) Corp. 6.375%, 3/29/67 (a)	400,000	435,999
MetLife, Inc. 6.40%, 12/15/36	300,000	335,063
Northwestern Mutual Life Insurance (The) Co., 144A 6.063%, 3/30/40	250,000	317,511
Prudential Financial, Inc. 5.625%, 6/15/43 (a)	425,000	440,938
Teachers Insurance & Annuity Association of America, 144A 6.85%, 12/16/39	250,000	335,688

		2,287,949

Utilities — 2.4%
Electric — 2.4%
Electricite de France SA, 144A (France) 5.25%, 1/29/49 (a)	300,000	311,625

TOTAL CORPORATE BONDS (Cost $12,287,783)		12,517,059

TOTAL INVESTMENTS — 97.9% (Cost $12,287,783)		$12,517,059
Other assets less liabilities — 2.1%		272,076

NET ASSETS — 100.0%		$12,789,135

MTN – Medium Term Note.

(a) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2014.

144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	12

This Page is Intentionally Left Blank

13

DBX ETF Trust

Statements of assets and liabilities (Unaudited)

November 30, 2014

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Regulated Utilities ETF	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Assets
Investments in non-affiliated securities at fair value	$20,111,575	$8,869,672	$12,517,059
Cash	181,383	1,739	112,443
Receivables:
Dividends and Interest	241,541	44,484	164,322
Foreign tax reclaim	—	4,386	—

Total Assets	$20,534,499	$8,920,281	$12,793,824

Liabilities
Payables:
Investment advisory fees	$5,020	$3,271	$4,689
Due to foreign custodian	—	1,617	—

Total Liabilities	5,020	4,888	4,689

Net Assets	$20,529,479	$8,915,393	$12,789,135

Net Assets Consist of
Paid-in capital	$19,824,022	$7,437,895	$12,541,620
Undistributed net investment income	53,296	59,258	—
Distributions in excess of net investment income	—	—	(20,195)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(62,094)	62,966	38,434
Net unrealized appreciation (depreciation) on investments and foreign currency translations	714,255	1,355,274	229,276

Net Assets	$20,529,479	$8,915,393	$12,789,135

Number of Common Shares outstanding	800,001	300,001	500,000

Net Assets Value	$25.66	$29.72	$25.58

Investments in non-affiliated securities at cost	$19,397,320	$7,514,171	$12,287,783

See Notes to Financial Statements.	14

DBX ETF Trust

Statements of operations (Unaudited)

For the Six Months Ended November 30, 2014

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Regulated Utilities ETF	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Investment Income
Interest income	$312,488	$—	$234,373
Dividend income*	—	166,787	—

Total investment income	312,488	166,787	234,373

Expenses
Advisory fees	26,760	19,168	27,440

Total Expenses	26,760	19,168	27,440

Net Investment Income	285,728	147,619	206,933

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	—	55,335	41,372
Foreign currency transactions	—	350	—

Net realized gain	—	55,685	41,372
Net change in unrealized appreciation (depreciation) on:
Investments	388,897	477,953	74,047
Foreign currency translations	—	(249)	—

Net change in unrealized appreciation (depreciation)	388,897	477,704	74,047

Net realized and unrealized gain on investments and foreign currency transactions	388,897	533,389	115,419

Net Increase in Net Assets Resulting from Operations	$674,625	$681,008	$322,352

* Foreign tax withheld	$—	$5,693	$—

See Notes to Financial Statements.	15

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF		Deutsche X-trackers Regulated Utilities ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period June 4, 2013(1) to May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period June 4, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$285,728	$535,867	$147,619	$405,867
Net realized gain (loss) on investments and foreign currency related transactions	—	(135,916)	55,685	162,225
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	388,897	325,358	477,704	877,570

Net increase in net assets resulting from operations	674,625	725,309	681,008	1,445,662

Distributions to Shareholders from
Net investment income	(278,486)	(489,813)	(145,830)	(349,668)

Fund Shares Transactions
Proceeds from shares sold	3,837,585	17,235,994	—	16,232,245
Value of shares redeemed	—	(1,175,735)	—	(8,948,024)

Net increase in net assets resulting from fund share transactions	3,837,585	16,060,259	—	7,284,221

Total increase in Net Assets	4,233,724	16,295,755	535,178	8,380,215

Net Assets
Beginning of period	16,295,755	—	8,380,215	—

End of period	$20,529,479	$16,295,755	$8,915,393	$8,380,215

Undistributed net investment income	$53,296	$46,054	$59,258	$57,469

Changes in Shares Outstanding
Shares outstanding, beginning of period	650,001	1	300,001	1
Shares sold	150,000	700,000	—	650,000
Shares redeemed	—	(50,000)	—	(350,000)

Shares outstanding, end of period	800,001	650,001	300,001	300,001

(1)	Commencement of operations.

See Notes to Financial Statements.	16

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period May 1, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$206,933	$29,052
Net realized gain on investments and foreign currency related transactions	41,372	6,679
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	74,047	155,229

Net increase in net assets resulting from operations	322,352	190,960

Distributions to Shareholders from
Net investment income	(265,797)	—

Fund Shares Transactions
Proceeds from shares sold	2,541,620	10,000,000
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	2,541,620	10,000,000

Total increase in Net Assets	2,598,175	10,190,960

Net Assets
Beginning of period	10,190,960	—

End of period	$12,789,135	$10,190,960

Undistributed net investment income	—	$38,669
Distributions in excess of net investment income	$(20,195)	—

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	—
Shares sold	100,000	400,000
Shares redeemed	—	—

Shares outstanding, end of period	500,000	400,000

(1)	Commencement of operations.

See Notes to Financial Statements.	17

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.07		$25.00

Income from Investment Operations:
Net investment income**	0.41		0.81
Net realized and unrealized gain on investment and foreign currency transactions	0.58		0.00	‡

Net increase in net asset value from operations	0.99		0.81

Distributions paid to shareholders from:
Net investment income	(0.40)		(0.74)

Total distributions	(0.40)		(0.74)

Net Asset Value, end of period	$25.66		$25.07

Total Return***	3.99%		3.46	%†††

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$20,529		$16,296
Ratios to average net assets:
Expenses, net of fee waiver	0.30	%†	0.30	%†
Expenses, prior to fee waiver	0.30	%†	0.32	%†
Net investment income	3.20	%†	3.48	%†
Portfolio turnover rate	—	%††	5	%††

Deutsche X-trackers Regulated Utilities ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$27.93		$25.00

Income from Investment Operations:
Net investment income**	0.49		0.88
Net realized and unrealized gain on investment and foreign currency transactions	1.79		2.81

Net increase in net asset value from operations	2.28		3.69

Distributions paid to shareholders from:
Net investment income	(0.49)		(0.76)

Total distributions	(0.49)		(0.76)

Net Asset Value, end of period	$29.72		$27.93

Total Return***	8.24%		15.68	%†††

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$8,915		$8,380
Ratios to average net assets:
Expenses, net of fee waiver	0.45	%†	0.45	%†
Expenses, prior to fee waiver	0.45	%†	0.47	%†
Net investment income	3.47	%†	3.51	%†
Portfolio turnover rate	8	%††	59	%††

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
‡	Less than 0.005.

See Notes to Financial Statements.	18

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period May 1, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.48		$25.00

Income from Investment Operations:
Net investment income**	0.43		0.07
Net realized and unrealized gain on investment and foreign currency transactions	0.24		0.41

Net increase in net asset value from operations	0.67		0.48

Distributions paid to shareholders from:
Net investment income	(0.57)		—

Total distributions	(0.57)		—

Net Asset Value, end of period	$25.58		$25.48

Total Return***	2.66%		1.92%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$12,789		$10,191
Ratios to average net assets:
Expenses	0.45	%†	0.45	%†
Net investment income	3.39	%†	3.39	%†
Portfolio turnover rate	24	%††	4	%††

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	19

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	db X-trackers Municipal Infrastructure Revenue Bond Fund
Deutsche X-trackers Regulated Utilities ETF	db X-trackers Regulated Utilities Fund
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	db X-trackers Solactive Investment Grade Subordinated Debt Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	DBIQ Municipal Infrastructure Revenue Bond Index
Deutsche X-trackers Regulated Utilities ETF	DBIQ Regulated Utilities Index
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	Solactive Subordinated Bond Index

Deutsche Bank Securities Inc. is the creator of each DBIQ Underlying Index. The DBIQ Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The DBIQ Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month. The DBIQ Regulated Utilities Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. It consists of issuers of large, medium or small market capitalization from the following seven developed market countries: Australia, Belguim, Canada, Italy, Spain, the United Kingdom and the United States. The Underlying Index is a total return index, which tracks capital gains and assumes that any cash distributions are reinvested back into the Underlying Index. The composition of the DBIQ Regulated Utilities Index is ordinarily adjusted annually on the fifth business day of October.

Solactive AG maintains and calculates the Solactive Subordinated Bond Index. It is designed to track the subordinated corporate bond market denominated in U.S. dollars. It is comprised of corporate securities which are classified as subordinated or junior subordinated. The Underlying Index is a total return index, which assumes that any cash distributions are reinvested. Financial instruments must meet certain requirements in order for it to be included in the Underlying Index. The Solactive Subordinated Bond Index is reconstituted on a monthly basis and the composition is determined five business days prior to the last business day of each month.

20

DBX ETF Trust

Notes to financial statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between DBIQ, Solactive and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

The Deutsche X-trackers Regulated Utilities ETF and the Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

21

DBX ETF Trust

Notes to financial statements (Continued)

Corporate debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2014. For the six months ended November 30, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Investments in Securities*
Municipal Bonds	$—	$20,111,575	$—	$20,111,575

Total Investments	$—	$20,111,575	$—	$20,111,575

Deutsche X-trackers Regulated Utilities ETF
Investments in Securities*
Common Stocks	$8,869,546	$—	$—	$8,869,546
Rights	126	—	—	126

Total Investments	$8,869,672	$—	$—	$8,869,672

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Investments in Securities*
Corporate Bonds	$—	$12,517,059	$—	$12,517,059

Total Investments	$—	$12,517,059	$—	$12,517,059

*	See Schedule of Investments for additional detailed categorizations.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities

22

DBX ETF Trust

Notes to financial statements (Continued)

are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts for Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF are amortized/accreted for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from net investment income, monthly or quarterly, depending on the fund, sufficient to relieve it from all or substantially all Federal income and excise taxes. Deutsche X-trackers Regulated Utilities ETF pays out dividends from net investment income to investors quarterly, and Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF pay monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Differences for Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF primarily relate to premium amortization on debt securities. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the six months ended November 30, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes    The Deutsche X-trackers Regulated Utilities ETF and the Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount

23

DBX ETF Trust

Notes to financial statements (Continued)

actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and the Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF are sub-advised by Deutsche Investment Management Americas Inc. (“DIMA”). The sub-advisors are responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and sub-advisor from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30%
Deutsche X-trackers Regulated Utilities ETF	0.45%
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Advisor pays DIMA a fee based on a percentage of the average daily net assets for each of the Funds listed below:

Fund	Sub-Advisor Fee
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.05% on the average daily net assets
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	0.09% on the average daily net assets

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust paid retainer fees to each Trustee not affiliated with the Advisor, plus a specified amount to the audit committee.

4. Federal Income Taxes

As of November 30, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$19,397,320	$714,255	$714,829	$(574)
Deutsche X-trackers Regulated Utilities ETF	7,516,194	1,353,478	1,369,077	(15,599)
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	12,297,141	219,918	244,032	(24,114)

24

DBX ETF Trust

Notes to financial statements (Continued)

At May 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses for an unlimited period.

	Short-term	Long-term	Total
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$38,192	$—	$38,192

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2014, the Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF incurred and elected to defer net capital losses of $23,902.

The tax character of current year distributions will be determined at the end of the current fiscal year.

5. Investment Portfolio Transactions

For the six months ended November 30, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$3,852,744	$—
Deutsche X-trackers Regulated Utilities ETF	646,424	642,390
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	3,533,819	2,561,755

For the six months ended November 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$—	$—
Deutsche X-trackers Regulated Utilities ETF	—	—
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	1,843,180	—

6. Fund Share Transactions

As of November 30, 2014, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2014, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	29%
Deutsche X-trackers Regulated Utilities ETF	67%

25

DBX ETF Trust

Additional information

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

26

DBX ETF Trust

Privacy policy notice

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

27

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. The Fund may invest a significant portion of its assets in securities offered pursuant to Rule 144A under the 1933 Act, which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Stocks may decline in value. Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including operating costs; increased competition; deregulation; effects of a national energy policy; costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

Copyright © 2014 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisors Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-36922-1 (1/15) DBX1186 (1/16)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris

Alex Depetris
President and Chief Executive Officer

Date	February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris

Alex Depetris
President and Chief Executive Officer

Date	February 4, 2015

By (Signature and Title)*	/s/ Michael Gilligan

Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	February 4, 2015

*	Print the name and title of each signing officer under his or her signature.